UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2017

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	31
Multi-Managed Income/Equity Portfolio	60
Multi-Managed Income Portfolio	83
Asset Allocation: Diversified Growth Portfolio	106
Stock Portfolio	144
Seasons Select
Large Cap Growth Portfolio	149
Large Cap Value Portfolio	157
Mid Cap Growth Portfolio	166
Mid Cap Value Portfolio	181
Small Cap Portfolio	195
International Equity Portfolio	211
Diversified Fixed Income Portfolio	225
Real Return Portfolio	276
Seasons Focused
SA Columbia Focused Growth Portfolio	281
SA Columbia Focused Value Portfolio	284
Seasons Managed Allocation
Allocation Growth Portfolio	287
Allocation Moderate Growth Portfolio	289
Allocation Moderate Portfolio	291
Allocation Balanced Portfolio	293
Statements of Assets and Liabilities	295
Statements of Operations	303
Statements of Changes in Net Assets	307
Notes to Financial Statements	314
Financial Highlights	363

Dear Seasons Series Trust Investor:

We are pleased to present the semi-annual report for Seasons Series Trust.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2017.

If you have any questions regarding your investment, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2017

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2017 and held until September 30, 2017. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2017" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2017" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2017" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2017

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2017	Ending Account Value Using Actual Return at September 30, 2017	Expenses Paid During the Six Months Ended September 30, 2017*	Beginning Account Value at April 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2017	Expenses Paid During the Six Months Ended September 30, 2017*	Annualized Expense Ratio*
Multi-Managed Growth#
Class 1	$1,000.00	$1,065.53	$6.47	$1,000.00	$1,018.80	$6.33	1.25%
Class 2	$1,000.00	$1,064.97	$7.25	$1,000.00	$1,018.05	$7.08	1.40%
Class 3	$1,000.00	$1,063.87	$7.76	$1,000.00	$1,017.55	$7.59	1.50%
Multi-Managed Moderate Growth#
Class 1	$1,000.00	$1,057.46	$5.62	$1,000.00	$1,019.60	$5.52	1.09%
Class 2	$1,000.00	$1,057.55	$6.40	$1,000.00	$1,018.85	$6.28	1.24%
Class 3	$1,000.00	$1,056.85	$6.91	$1,000.00	$1,018.35	$6.78	1.34%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,048.23	$5.60	$1,000.00	$1,019.60	$5.52	1.09%
Class 2	$1,000.00	$1,047.40	$6.36	$1,000.00	$1,018.85	$6.28	1.24%
Class 3	$1,000.00	$1,047.40	$6.88	$1,000.00	$1,018.35	$6.78	1.34%
Multi-Managed Income
Class 1	$1,000.00	$1,038.04	$5.67	$1,000.00	$1,019.50	$5.62	1.11%
Class 2	$1,000.00	$1,037.17	$6.43	$1,000.00	$1,018.75	$6.38	1.26%
Class 3	$1,000.00	$1,036.26	$6.94	$1,000.00	$1,018.25	$6.88	1.36%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,082.70	$5.17	$1,000.00	$1,020.10	$5.01	0.99%
Class 2	$1,000.00	$1,081.86	$5.95	$1,000.00	$1,019.35	$5.77	1.14%
Class 3	$1,000.00	$1,081.15	$6.47	$1,000.00	$1,018.85	$6.28	1.24%
Stock
Class 1	$1,000.00	$1,131.91	$4.65	$1,000.00	$1,020.71	$4.41	0.87%
Class 2	$1,000.00	$1,130.83	$5.45	$1,000.00	$1,019.95	$5.16	1.02%
Class 3	$1,000.00	$1,130.13	$5.98	$1,000.00	$1,019.45	$5.67	1.12%
Large Cap Growth
Class 1	$1,000.00	$1,092.77	$4.25	$1,000.00	$1,021.01	$4.10	0.81%
Class 2	$1,000.00	$1,091.52	$5.03	$1,000.00	$1,020.26	$4.86	0.96%
Class 3	$1,000.00	$1,091.66	$5.56	$1,000.00	$1,019.75	$5.37	1.06%
Large Cap Value
Class 1	$1,000.00	$1,045.67	$3.95	$1,000.00	$1,021.21	$3.90	0.77%
Class 2	$1,000.00	$1,044.53	$4.72	$1,000.00	$1,020.46	$4.66	0.92%
Class 3	$1,000.00	$1,043.98	$5.23	$1,000.00	$1,019.95	$5.16	1.02%
Mid Cap Growth
Class 1	$1,000.00	$1,106.50	$4.96	$1,000.00	$1,020.36	$4.76	0.94%
Class 2	$1,000.00	$1,105.90	$5.75	$1,000.00	$1,019.60	$5.52	1.09%
Class 3	$1,000.00	$1,105.17	$6.28	$1,000.00	$1,019.10	$6.02	1.19%
Mid Cap Value
Class 1	$1,000.00	$1,036.49	$4.75	$1,000.00	$1,020.41	$4.71	0.93%
Class 2	$1,000.00	$1,035.46	$5.51	$1,000.00	$1,019.65	$5.47	1.08%
Class 3	$1,000.00	$1,034.98	$6.02	$1,000.00	$1,019.15	$5.97	1.18%
Small Cap#
Class 1	$1,000.00	$1,069.60	$4.72	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$1,069.09	$5.50	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$1,068.63	$6.02	$1,000.00	$1,019.25	$5.87	1.16%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2017

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2017	Ending Account Value Using Actual Return at September 30, 2017	Expenses Paid During the Six Months Ended September 30, 2017*	Beginning Account Value at April 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2017	Expenses Paid During the Six Months Ended September 30, 2017*	Annualized Expense Ratio*
International Equity#
Class 1	$1,000.00	$1,134.12	$5.08	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$1,133.96	$5.88	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$1,133.25	$6.42	$1,000.00	$1,019.05	$6.07	1.20%
Diversified Fixed Income
Class 1	$1,000.00	$1,025.73	$3.40	$1,000.00	$1,021.71	$3.40	0.67%
Class 2	$1,000.00	$1,024.89	$4.16	$1,000.00	$1,020.96	$4.15	0.82%
Class 3	$1,000.00	$1,024.18	$4.67	$1,000.00	$1,020.46	$4.66	0.92%
Real Return#
Class 1	$1,000.00	$1,008.21	$2.92	$1,000.00	$1,022.16	$2.94	0.58%
Class 3	$1,000.00	$1,007.25	$4.18	$1,000.00	$1,020.91	$4.20	0.83%
SA Columbia Focused Growth#
Class 1	$1,000.00	$1,119.32	$4.04	$1,000.00	$1,021.26	$3.85	0.76%
Class 2	$1,000.00	$1,117.44	$4.83	$1,000.00	$1,020.51	$4.61	0.91%
Class 3	$1,000.00	$1,116.79	$5.36	$1,000.00	$1,020.00	$5.11	1.01%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,081.78	$3.71	$1,000.00	$1,021.51	$3.60	0.71%
Class 2	$1,000.00	$1,081.38	$4.49	$1,000.00	$1,020.76	$4.36	0.86%
Class 3	$1,000.00	$1,080.49	$5.01	$1,000.00	$1,020.26	$4.86	0.96%
Allocation Growth#
Class 1	$1,000.00	$1,073.13	$0.78	$1,000.00	$1,024.32	$0.76	0.15%
Class 3	$1,000.00	$1,072.50	$2.08	$1,000.00	$1,023.06	$2.03	0.40%
Allocation Moderate Growth#
Class 1	$1,000.00	$1,064.06	$0.57	$1,000.00	$1,024.52	$0.56	0.11%
Class 3	$1,000.00	$1,063.28	$1.86	$1,000.00	$1,023.26	$1.83	0.36%
Allocation Moderate#
Class 1	$1,000.00	$1,056.66	$0.62	$1,000.00	$1,024.47	$0.61	0.12%
Class 3	$1,000.00	$1,055.86	$1.91	$1,000.00	$1,023.21	$1.88	0.37%
Allocation Balanced#
Class 1	$1,000.00	$1,046.69	$0.62	$1,000.00	$1,024.47	$0.61	0.12%
Class 3	$1,000.00	$1,046.77	$1.90	$1,000.00	$1,023.21	$1.88	0.37%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2017" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2017" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Diversified Financial Services	8.8%
United States Treasury Notes	4.8
Federal National Mtg. Assoc.	3.5
Applications Software	3.0
Web Portals/ISP	3.0
Medical-Biomedical/Gene	2.9
Electronic Components-Semiconductors	2.8
Federal Home Loan Mtg. Corp.	2.7
Real Estate Investment Trusts	2.5
Finance-Credit Card	2.3
Government National Mtg. Assoc.	2.2
Retail-Restaurants	2.2
Computers	2.1
Medical-Drugs	2.1
E-Commerce/Products	1.9
Diversified Banking Institutions	1.9
Banks-Commercial	1.9
Internet Content-Entertainment	1.8
Medical-HMO	1.6
Cable/Satellite TV	1.3
Aerospace/Defense	1.2
Diversified Manufacturing Operations	1.2
Electronic Forms	1.2
Electronic Components-Misc.	1.1
United States Treasury Bonds	1.0
Beverages-Non-alcoholic	1.0
Enterprise Software/Service	1.0
Transport-Rail	1.0
Foreign Government Obligations	1.0
Tobacco	0.9
Entertainment Software	0.9
Multimedia	0.9
Commercial Services	0.9
Sovereign	0.8
Retail-Building Products	0.8
Consulting Services	0.8
Medical-Hospitals	0.8
Computer Aided Design	0.8
Oil Companies-Exploration & Production	0.8
Auto/Truck Parts & Equipment-Original	0.7
Industrial Gases	0.7
E-Commerce/Services	0.7
U.S. Government Agencies	0.7
Building Products-Cement	0.7
Medical Instruments	0.7
Insurance-Property/Casualty	0.7
Medical Products	0.7
Cosmetics & Toiletries	0.6
Containers-Paper/Plastic	0.6
Commercial Services-Finance	0.6
Electric Products-Misc.	0.6
Retail-Discount	0.6
Coatings/Paint	0.6
Electronic Connectors	0.6
Electric-Integrated	0.6
Finance-Other Services	0.6
Airlines	0.5
Drug Delivery Systems	0.5
Instruments-Controls	0.5
Computer Services	0.5
Finance-Investment Banker/Broker	0.5%
Diagnostic Equipment	0.5
Savings & Loans/Thrifts	0.5
Agricultural Chemicals	0.5
Athletic Footwear	0.5
Recreational Vehicles	0.4
Food-Confectionery	0.4
Medical Information Systems	0.4
Telephone-Integrated	0.4
Retail-Gardening Products	0.4
Municipal Bonds & Notes	0.4
Retail-Apparel/Shoe	0.4
Pipelines	0.4
Food-Catering	0.4
Cellular Telecom	0.4
Finance-Consumer Loans	0.4
Building-Residential/Commercial	0.3
Time Deposits	0.3
Distribution/Wholesale	0.3
Energy-Alternate Sources	0.3
Computer Software	0.3
Independent Power Producers	0.3
Engineering/R&D Services	0.3
Human Resources	0.3
Medical-Generic Drugs	0.3
Apparel Manufacturers	0.3
Chemicals-Specialty	0.3
Banks-Super Regional	0.2
Retail-Auto Parts	0.2
Therapeutics	0.2
Data Processing/Management	0.2
Machinery-General Industrial	0.2
Medical-Wholesale Drug Distribution	0.2
Insurance-Life/Health	0.2
Cruise Lines	0.2
Aerospace/Defense-Equipment	0.2
Office Supplies & Forms	0.2
Food-Misc./Diversified	0.2
Gambling (Non-Hotel)	0.2
Wireless Equipment	0.2
Printing-Commercial	0.2
Transport-Truck	0.2
Brewery	0.2
Oil-Field Services	0.2
Oil Refining & Marketing	0.2
Rubber/Plastic Products	0.2
Racetracks	0.2
Semiconductor Equipment	0.1
Gas-Distribution	0.1
Power Converter/Supply Equipment	0.1
Telecommunication Equipment	0.1
Telecom Services	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Television	0.1
Auto-Truck Trailers	0.1
Electronic Parts Distribution	0.1
Satellite Telecom	0.1
Patient Monitoring Equipment	0.1
Building & Construction Products-Misc.	0.1
Real Estate Operations & Development	0.1

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Industry Allocation*
Financial Guarantee Insurance	0.1%
Water	0.1
Poultry	0.1
Web Hosting/Design	0.1
Transactional Software	0.1
Metal Products-Distribution	0.1
Auto-Cars/Light Trucks	0.1
Engines-Internal Combustion	0.1
Broadcast Services/Program	0.1
Retail-Drug Store	0.1
Footwear & Related Apparel	0.1
Banks-Mortgage	0.1
Computers-Periphery Equipment	0.1
Home Furnishings	0.1
E-Services/Consulting	0.1
Electric-Generation	0.1
Building-Heavy Construction	0.1
Retail-Jewelry	0.1
Office Automation & Equipment	0.1
Insurance-Multi-line	0.1
Coal	0.1
Retail-Hair Salons	0.1
Internet Security	0.1
Medical-Nursing Homes	0.1
Oil & Gas Drilling	0.1
Circuit Boards	0.1
Medical-Outpatient/Home Medical	0.1
Protection/Safety	0.1
B2B/E-Commerce	0.1
Retail-Pawn Shops	0.1
Hotels/Motels	0.1
Transport-Marine	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Retail-Home Furnishings	0.1
Metal-Iron	0.1
105.4%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 72.4%
Aerospace/Defense — 1.2%
General Dynamics Corp.	1,986	$408,282
Northrop Grumman Corp.	906	260,674
		668,956
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	575	21,724
Curtiss-Wright Corp.	475	49,656
Moog, Inc., Class A†	425	35,458
		106,838
Agricultural Chemicals — 0.5%
Monsanto Co.	2,096	251,143
Airlines — 0.5%
United Continental Holdings, Inc.†	4,621	281,326
Apparel Manufacturers — 0.3%
Carter's, Inc.	1,396	137,855
Applications Software — 2.9%
HubSpot, Inc.†	325	27,316
Microsoft Corp.	14,214	1,058,801
Progress Software Corp.	3,100	118,327
salesforce.com, Inc.†	4,261	398,063
		1,602,507
Athletic Footwear — 0.5%
NIKE, Inc., Class B	4,789	248,310
Auto-Truck Trailers — 0.1%
Wabash National Corp.	3,075	70,171
Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	3,410	335,544
Tenneco, Inc.	1,175	71,287
		406,831
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,825	71,905
B2B/E-Commerce — 0.1%
ePlus, Inc.†	325	30,046
Banks-Commercial — 1.8%
1st Source Corp.	375	19,050
BancFirst Corp.	1,150	65,262
BancorpSouth, Inc.	1,525	48,876
Cadence BanCorp†	100	2,292
Capital Bank Financial Corp., Class A	1,200	49,260
Cathay General Bancorp, Class B	600	24,120
Central Pacific Financial Corp.	1,950	62,751
Central Valley Community Bancorp	150	3,345
Citizens & Northern Corp.	150	3,684
City Holding Co.	375	26,966
CVB Financial Corp.	2,475	59,821
East West Bancorp, Inc.	24	1,435
FCB Financial Holdings, Inc., Class A†	1,825	88,147
First Commonwealth Financial Corp.	2,500	35,325
First Community Bancshares, Inc.	175	5,094
First Financial Bancorp	400	10,460
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Hawaiian, Inc.	550	$16,660
First Interstate BancSystem, Inc., Class A	400	15,300
Fulton Financial Corp.	650	12,188
Great Western Bancorp, Inc.	200	8,256
Guaranty Bancorp	250	6,950
Hope Bancorp, Inc.	1,219	21,588
Independent Bank Corp.	700	15,855
Independent Bank Corp./ Rockland Bank Corp.	75	5,599
Kearny Financial Corp.	1,900	29,165
MainSource Financial Group, Inc.	175	6,276
OFG Bancorp	1,375	12,581
PacWest Bancorp	400	20,204
Sierra Bancorp	175	4,751
Simmons First National Corp., Class A	250	14,475
Southside Bancshares, Inc.	110	4,000
Southwest Bancorp, Inc.	275	7,576
TCF Financial Corp.	1,525	25,986
Trustmark Corp.	525	17,388
UMB Financial Corp.	375	27,934
Union Bankshares Corp.	1,866	65,870
Webster Financial Corp.	350	18,393
West Bancorporation, Inc.	250	6,100
Westamerica Bancorporation	1,525	90,798
		959,781
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	925	48,405
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	150	5,354
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	12,019	540,975
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	875	27,256
Ply Gem Holdings, Inc.†	800	13,640
		40,896
Building & Construction-Misc. — 0.0%
MYR Group, Inc.†	875	25,498
Building Products-Cement — 0.7%
Continental Building Products, Inc.†	2,650	68,900
Vulcan Materials Co.	2,681	320,648
		389,548
Building-Heavy Construction — 0.0%
MasTec, Inc.†	375	17,400
Building-Residential/Commercial — 0.3%
AV Homes, Inc.†	350	6,003
Beazer Homes USA, Inc.†	2,550	47,787
Taylor Morrison Home Corp., Class A†	5,750	126,787
		180,577

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	12,276	$472,380
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	2,378	146,627
Chemicals-Diversified — 0.0%
Olin Corp.	275	9,419
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,700	23,290
Chemicals-Other — 0.0%
American Vanguard Corp.	500	11,450
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	775	54,754
OMNOVA Solutions, Inc.†	1,775	19,436
Venator Materials PLC†	400	9,040
		83,230
Circuit Boards — 0.1%
TTM Technologies, Inc.†	2,025	31,124
Coal — 0.1%
NACCO Industries, Inc., Class A	400	34,320
SunCoke Energy, Inc.†	325	2,970
		37,290
Coatings/Paint — 0.6%
Sherwin-Williams Co.	844	302,186
Commercial Services — 0.9%
Acacia Research Corp.†	1,128	5,132
Care.com, Inc.†	657	10,440
CoStar Group, Inc.†	866	232,305
HMS Holdings Corp.†	1,550	30,783
Medifast, Inc.	100	5,937
RPX Corp.†	1,450	19,256
ServiceMaster Global Holdings, Inc.†	3,440	160,751
		464,604
Commercial Services-Finance — 0.6%
Equifax, Inc.	1,433	151,884
Euronet Worldwide, Inc.†	175	16,588
EVERTEC, Inc.	225	3,566
MarketAxess Holdings, Inc.	325	59,966
Travelport Worldwide, Ltd.	5,250	82,425
		314,429
Computer Aided Design — 0.8%
Aspen Technology, Inc.†	2,100	131,901
Cadence Design Systems, Inc.†	7,089	279,803
		411,704
Computer Services — 0.5%
Amdocs, Ltd.	2,618	168,390
Convergys Corp.	1,175	30,421
Science Applications International Corp.	825	55,151
Unisys Corp.†	4,825	41,012
		294,974
Computer Software — 0.3%
SS&C Technologies Holdings, Inc.	3,487	140,003
Tintri, Inc.†	1,850	5,809
Security Description	Shares	Value (Note 2)
Computer Software (continued)
Workiva, Inc.†	750	$15,638
		161,450
Computers — 2.0%
Apple, Inc.	7,129	1,098,721
Nutanix, Inc., Class A†	900	20,151
		1,118,872
Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	450	14,558
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	1,125	48,015
Consulting Services — 0.8%
Franklin Covey Co.†	275	5,583
Gartner, Inc.†	1,445	179,772
Huron Consulting Group, Inc.†	2,100	72,030
Verisk Analytics, Inc.†	2,133	177,444
		434,829
Containers-Paper/Plastic — 0.6%
Graphic Packaging Holding Co.	4,695	65,495
Sealed Air Corp.	6,324	270,162
		335,657
Cosmetics & Toiletries — 0.6%
Estee Lauder Cos., Inc., Class A	3,163	341,098
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,014	108,857
Data Processing/Management — 0.2%
CSG Systems International, Inc.	725	29,072
Fair Isaac Corp.	550	77,275
		106,347
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	1,383	261,664
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	125	9,194
Distribution/Wholesale — 0.3%
Essendant, Inc.	425	5,597
Fastenal Co.	2,958	134,826
ScanSource, Inc.†	100	4,365
Titan Machinery, Inc.†	2,225	34,554
		179,342
Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.	3,931	233,619
Actuant Corp., Class A	1,475	37,760
Harsco Corp.†	425	8,883
Illinois Tool Works, Inc.	2,673	395,497
		675,759
Drug Delivery Systems — 0.5%
DexCom, Inc.†	4,562	223,196
Nektar Therapeutics†	1,850	44,400
Revance Therapeutics, Inc.†	1,100	30,305
		297,901
E-Commerce/Products — 1.8%
Amazon.com, Inc.†	1,045	1,004,611

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 0.7%
Bankrate, Inc.†	1,375	$19,181
Priceline Group, Inc.†	202	369,826
Stamps.com, Inc.†	75	15,199
		404,206
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,350	46,224
Electric Products-Misc. — 0.6%
AMETEK, Inc.	4,774	315,275
Graham Corp.	250	5,207
		320,482
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,000	15,000
Electric-Generation — 0.1%
Atlantic Power Corp.†	13,325	32,646
Electric-Integrated — 0.3%
Avista Corp.	175	9,060
El Paso Electric Co.	725	40,056
NorthWestern Corp.	200	11,388
PNM Resources, Inc.	525	21,157
Portland General Electric Co.	1,275	58,191
		139,852
Electronic Components-Misc. — 1.1%
Bel Fuse, Inc., Class B	150	4,680
Benchmark Electronics, Inc.†	2,925	99,889
Flex, Ltd.†	18,327	303,678
Knowles Corp.†	2,650	40,466
Stoneridge, Inc.†	2,325	46,058
Vishay Intertechnology, Inc.	4,325	81,310
		576,081
Electronic Components-Semiconductors — 2.7%
Alpha & Omega Semiconductor, Ltd.†	1,600	26,384
Amkor Technology, Inc.†	4,800	50,640
Broadcom, Ltd.	1,909	463,009
Microchip Technology, Inc.	3,738	335,598
Silicon Laboratories, Inc.†	125	9,987
Synaptics, Inc.†	1,375	53,872
Texas Instruments, Inc.	4,953	443,987
Xperi Corp.	3,250	82,225
		1,465,702
Electronic Connectors — 0.6%
Amphenol Corp., Class A	3,540	299,626
Electronic Forms — 1.2%
Adobe Systems, Inc.†	4,289	639,833
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	775	68,859
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	975	15,346
Pattern Energy Group, Inc.	1,000	24,100
Renewable Energy Group, Inc.†	2,400	29,160
REX American Resources Corp.†	1,125	105,559
		174,165
Security Description	Shares	Value (Note 2)
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.	1,550	$107,539
VSE Corp.	675	38,380
		145,919
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,275	53,462
Enterprise Software/Service — 1.0%
Manhattan Associates, Inc.†	300	12,471
Tyler Technologies, Inc.†	1,840	320,749
Ultimate Software Group, Inc.†	1,074	203,630
		536,850
Entertainment Software — 0.9%
Activision Blizzard, Inc.	7,906	510,016
Take-Two Interactive Software, Inc.†	50	5,112
		515,128
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	21,013
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	500	25,250
Regional Management Corp.†	125	3,026
Synchrony Financial	3,560	110,538
		138,814
Finance-Credit Card — 2.3%
MasterCard, Inc., Class A	4,049	571,719
Visa, Inc., Class A	6,598	694,373
		1,266,092
Finance-Investment Banker/Broker — 0.5%
Houlihan Lokey, Inc.	825	32,282
TD Ameritrade Holding Corp.	5,071	247,465
		279,747
Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	3,078	211,459
WageWorks, Inc.†	725	44,007
		255,466
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,625	31,537
MGIC Investment Corp.†	1,575	19,735
NMI Holdings, Inc., Class A†	725	8,990
		60,262
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	150	5,175
Food-Catering — 0.4%
Aramark	4,756	193,141
Food-Confectionery — 0.4%
Hershey Co.	2,126	232,095
Food-Dairy Products — 0.0%
Dean Foods Co.	1,825	19,856
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	175	15,447
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	5,475	95,922

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	625	$16,063
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	1,525	8,677
Wolverine World Wide, Inc.	1,400	40,390
		49,067
Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	4,875	103,886
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	175	11,270
Southwest Gas Holdings, Inc.	350	27,167
Spire, Inc.	425	31,726
		70,163
Home Furnishings — 0.1%
Select Comfort Corp.†	1,500	46,575
Hotels/Motels — 0.1%
La Quinta Holdings, Inc.†	1,700	29,750
Human Resources — 0.3%
Barrett Business Services, Inc.	1,250	70,662
Cross Country Healthcare, Inc.†	4,800	68,304
TriNet Group, Inc.†	200	6,724
		145,690
Independent Power Producers — 0.3%
Dynegy, Inc.†	5,625	55,069
NRG Energy, Inc.	3,663	93,736
		148,805
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,694	407,387
Instruments-Controls — 0.5%
Sensata Technologies Holding NV†	6,181	297,121
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	2,125	49,597
Primerica, Inc.	600	48,930
		98,527
Insurance-Multi-line — 0.1%
Kemper Corp.	500	26,500
Insurance-Property/Casualty — 0.7%
Ambac Financial Group, Inc.†	100	1,726
First American Financial Corp.	400	19,988
Global Indemnity, Ltd.†	150	6,360
Kinsale Capital Group, Inc.	150	6,475
Navigators Group, Inc.	575	33,551
ProAssurance Corp.	475	25,959
Progressive Corp.	5,485	265,584
Third Point Reinsurance, Ltd.†	750	11,700
Universal Insurance Holdings, Inc.	425	9,775
		381,118
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	175	7,070
Blue Capital Reinsurance Holdings, Ltd.	100	1,645
		8,715
Security Description	Shares	Value (Note 2)
Internet Application Software — 0.0%
Okta, Inc.†	675	$19,042
Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	5,764	984,895
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,200	3,120
Internet Security — 0.1%
Proofpoint, Inc.†	175	15,263
VASCO Data Security International, Inc.†	625	7,531
Zix Corp.†	2,775	13,570
		36,364
Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B	225	6,683
Virtus Investment Partners, Inc.	125	14,506
		21,189
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	525	34,545
DXP Enterprises, Inc.†	925	29,128
Kadant, Inc.	500	49,275
		112,948
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	201	3,144
Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	1,100	15,653
athenahealth, Inc.†	1,509	187,659
		203,312
Medical Instruments — 0.7%
Boston Scientific Corp.†	11,741	342,485
Halyard Health, Inc.†	1,100	49,533
		392,018
Medical Products — 0.6%
Cooper Cos., Inc.	597	141,555
Orthofix International NV†	1,225	57,881
Wright Medical Group NV†	4,575	118,355
		317,791
Medical-Biomedical/Gene — 2.8%
Achillion Pharmaceuticals, Inc.†	875	3,929
Alder Biopharmaceuticals, Inc.†	2,300	28,175
Arena Pharmaceuticals, Inc.†	1,705	43,477
Axovant Sciences, Ltd.†	150	1,032
Biogen, Inc.†	1,218	381,380
Biohaven Pharmaceutical Holding Co., Ltd.†	750	28,035
Celgene Corp.†	3,223	469,978
CytomX Therapeutics, Inc.†	1,300	23,621
Edge Therapeutics, Inc.†	2,075	22,265
Myriad Genetics, Inc.†	1,075	38,893
Novavax, Inc.†	20,825	23,740
Paratek Pharmaceuticals, Inc.†	875	21,963
Prothena Corp. PLC†	550	35,623
Regeneron Pharmaceuticals, Inc.†	698	312,090
Sage Therapeutics, Inc.†	175	10,903
Selecta Biosciences, Inc.†	575	10,494

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Seres Therapeutics, Inc.†	1,700	$27,268
Ultragenyx Pharmaceutical, Inc.†	500	26,630
Versartis, Inc.†	2,925	7,166
		1,516,662
Medical-Drugs — 2.0%
ACADIA Pharmaceuticals, Inc.†	575	21,660
Aimmune Therapeutics, Inc.†	1,375	34,086
Allergan PLC	1,202	246,350
Amicus Therapeutics, Inc.†	3,575	53,911
Eli Lilly & Co.	6,314	540,100
Global Blood Therapeutics, Inc.†	950	29,497
Ignyta, Inc.†	2,475	30,566
MyoKardia, Inc.†	75	3,214
Pacira Pharmaceuticals, Inc.†	775	29,101
Prestige Brands Holdings, Inc.†	200	10,018
Reata Pharmaceuticals, Inc., Class A†	950	29,545
Synergy Pharmaceuticals, Inc.†	8,275	23,998
TG Therapeutics, Inc.†	1,950	23,108
		1,075,154
Medical-Generic Drugs — 0.1%
Avexis, Inc.†	300	29,019
Medical-HMO — 1.5%
Aetna, Inc.	1,930	306,889
Humana, Inc.	1,199	292,112
Molina Healthcare, Inc.†	1,375	94,545
Tivity Health, Inc.†	3,050	124,440
WellCare Health Plans, Inc.†	125	21,468
		839,454
Medical-Hospitals — 0.7%
Community Health Systems, Inc.†	450	3,456
Envision Healthcare Corp.†	3,166	142,312
Tenet Healthcare Corp.†	1,925	31,628
Universal Health Services, Inc., Class B	1,892	209,898
		387,294
Medical-Nursing Homes — 0.1%
Genesis Healthcare, Inc.†	6,575	7,627
Kindred Healthcare, Inc.	3,875	26,350
		33,977
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	1,650	30,443
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	2,275	66,430
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,200	55,200
Motion Pictures & Services — 0.0%
Eros International PLC†	1,700	24,310
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	950	10,973
Security Description	Shares	Value (Note 2)
Multimedia — 0.8%
E.W. Scripps Co., Class A†	1,825	$34,876
Walt Disney Co.	3,996	393,885
		428,761
Networking Products — 0.0%
Extreme Networks, Inc.†	1,050	12,485
Office Furnishings-Original — 0.0%
Interface, Inc.	461	10,096
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	8,925	106,207
Oil & Gas Drilling — 0.1%
Parker Drilling Co.†	2,175	2,392
Rowan Cos. PLC, Class A†	2,375	30,519
		32,911
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	2,949	144,059
Bill Barrett Corp.†	7,450	31,960
Denbury Resources, Inc.†	9,300	12,462
EP Energy Corp., Class A†	5,681	18,520
Sanchez Energy Corp.†	2,275	10,966
Unit Corp.†	850	17,493
		235,460
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	375	10,650
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	100	4,150
Delek US Holdings, Inc.	2,400	64,152
		68,302
Oil-Field Services — 0.2%
Archrock, Inc.	2,300	28,865
MRC Global, Inc.†	3,100	54,219
SEACOR Holdings, Inc.†	200	9,222
		92,306
Paper & Related Products — 0.0%
Domtar Corp.	275	11,932
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	725	62,756
Pollution Control — 0.0%
CECO Environmental Corp.	2,450	20,727
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,175	33,382
Sanderson Farms, Inc.	150	24,228
		57,610
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	175	14,133
Generac Holdings, Inc.†	1,025	47,078
Powell Industries, Inc.	625	18,744
		79,955
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	550	2,249
Deluxe Corp.	750	54,720
Ennis, Inc.	2,100	41,265
		98,234

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Protection/Safety — 0.1%
Landauer, Inc.	450	$30,285
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,150	13,858
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	2,600	23,400
Publishing-Periodicals — 0.0%
Time, Inc.	1,400	18,900
Racetracks — 0.2%
Penn National Gaming, Inc.†	2,900	67,831
Speedway Motorsports, Inc.	600	12,780
		80,611
Real Estate Investment Trusts — 2.5%
American Assets Trust, Inc.	650	25,850
American Tower Corp.	3,839	524,715
Ashford Hospitality Trust, Inc.	4,425	29,515
Capstead Mtg. Corp.	4,200	40,530
CBL & Associates Properties, Inc.	725	6,083
CoreSite Realty Corp.	950	106,305
CubeSmart	475	12,331
CYS Investments, Inc.	10,375	89,640
DCT Industrial Trust, Inc.	575	33,304
DiamondRock Hospitality Co.	700	7,665
EastGroup Properties, Inc.	300	26,436
EPR Properties	25	1,744
Equity LifeStyle Properties, Inc.	175	14,889
First Industrial Realty Trust, Inc.	350	10,531
Franklin Street Properties Corp.	600	6,372
Gladstone Commercial Corp.	150	3,341
Government Properties Income Trust	675	12,670
Hersha Hospitality Trust	1,225	22,871
Highwoods Properties, Inc.	275	14,325
Hospitality Properties Trust	725	20,655
InfraREIT, Inc.	200	4,474
LTC Properties, Inc.	750	35,235
Mack-Cali Realty Corp.	650	15,411
National Retail Properties, Inc.	100	4,166
Pennsylvania Real Estate Investment Trust	375	3,934
Potlatch Corp.	1,000	51,000
PS Business Parks, Inc.	175	23,362
Ramco-Gershenson Properties Trust	1,300	16,913
RLJ Lodging Trust	3,400	74,800
Saul Centers, Inc.	350	21,668
Starwood Waypoint Homes	2,884	104,891
Summit Hotel Properties, Inc.	225	3,598
Taubman Centers, Inc.	225	11,182
		1,380,406
Real Estate Management/Services — 0.0%
Redfin Corp.†	100	2,509
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	225	10,424
Forestar Group, Inc.†(8)	2,850	49,020
St. Joe Co.†	150	2,828
		62,272
Security Description	Shares	Value (Note 2)
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	2,227	$233,011
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	350	15,271
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	425	22,228
Retail-Apparel/Shoe — 0.4%
Children's Place, Inc.	925	109,289
L Brands, Inc.	2,060	85,716
		195,005
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	225	133,900
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	244	1,588
Retail-Building Products — 0.8%
Floor & Decor Holdings, Inc., Class A†	100	3,893
Lowe's Cos., Inc.	5,382	430,237
		434,130
Retail-Discount — 0.6%
Big Lots, Inc.	950	50,892
Costco Wholesale Corp.	1,605	263,685
		314,577
Retail-Gardening Products — 0.4%
Tractor Supply Co.	3,268	206,832
Retail-Hair Salons — 0.1%
Regis Corp.†	2,550	36,388
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	6,850	28,702
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,450	40,600
Retail-Office Supplies — 0.0%
Office Depot, Inc.	2,450	11,123
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	3,150	29,925
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	200	11,214
Retail-Restaurants — 2.2%
Bloomin' Brands, Inc.	3,600	63,360
Brinker International, Inc.	1,200	38,232
DineEquity, Inc.	75	3,223
Dunkin' Brands Group, Inc.	4,227	224,369
McDonald's Corp.	2,957	463,303
Ruby Tuesday, Inc.†	1,326	2,838
Sonic Corp.	2,675	68,079
Starbucks Corp.	6,701	359,911
		1,223,315
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	3,250	28,730
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	225	4,714
Trinseo SA	1,250	83,875
		88,589

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	1,875	$66,094
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	325	5,164
Beneficial Bancorp, Inc.	4,767	79,132
Capitol Federal Financial, Inc.	150	2,205
Charter Financial Corp.	400	7,412
First Defiance Financial Corp.	125	6,561
Flushing Financial Corp.	500	14,860
Investors Bancorp, Inc.	1,675	22,847
Meridian Bancorp, Inc.	3,625	67,607
Northfield Bancorp, Inc.	3,375	58,556
People's United Financial, Inc.	823	14,929
Provident Financial Holdings, Inc.	100	1,960
		281,233
Schools — 0.0%
Strayer Education, Inc.	50	4,364
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,075	14,018
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	475	25,327
Semiconductor Equipment — 0.1%
Cohu, Inc.	875	20,860
Entegris, Inc.†	1,000	28,850
Xcerra Corp.†	700	6,895
		56,605
Steel-Producers — 0.0%
Carpenter Technology Corp.	375	18,011
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	850	18,675
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	2,025	38,637
RigNet, Inc.†	950	16,340
West Corp.	850	19,949
		74,926
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,356	78,243
Telephone-Integrated — 0.1%
IDT Corp., Class B	1,400	19,712
Windstream Holdings, Inc.	6,376	11,286
		30,998
Television — 0.1%
ION Media Networks, Inc.†(1)(8)(12)	2	1,523
Sinclair Broadcast Group, Inc., Class A	1,975	63,298
		64,821
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	425	10,056
Theaters — 0.0%
National CineMedia, Inc.	2,225	15,531
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Therapeutics — 0.2%
Cara Therapeutics, Inc.†	1,200	$16,428
Flexion Therapeutics, Inc.†	900	21,762
Mersana Therapeutics, Inc.†	975	16,858
Sarepta Therapeutics, Inc.†	925	41,958
Xencor, Inc.†	1,050	24,066
		121,072
Tobacco — 0.8%
Altria Group, Inc.	6,338	401,956
Universal Corp.	725	41,542
		443,498
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,625	37,018
Synchronoss Technologies, Inc.†	2,025	18,893
		55,911
Transport-Marine — 0.1%
Costamare, Inc.	3,125	19,312
International Seaways, Inc.†	525	10,343
		29,655
Transport-Rail — 0.9%
CSX Corp.	9,055	491,324
Transport-Truck — 0.2%
ArcBest Corp.	800	26,760
Knight-Swift Transportation Holdings, Inc.†	1,109	46,079
Schneider National, Inc., Class B	350	8,855
YRC Worldwide, Inc.†	875	12,075
		93,769
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,800	22,230
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	125	8,479
Water — 0.1%
American States Water Co.	1,200	59,100
Web Hosting/Design — 0.1%
NIC, Inc.	1,625	27,869
Web.com Group, Inc.†	1,150	28,750
		56,619
Web Portals/ISP — 3.0%
Alphabet, Inc., Class C†	1,703	1,633,364
Wireless Equipment — 0.2%
InterDigital, Inc.	1,250	92,187
Total Common Stocks (cost $31,386,261)		39,656,225
PREFERRED SECURITIES/ CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Societe Generale SA 8.25% due 11/29/2018(2)	$270,000	285,497

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
PREFERRED SECURITIES/ CAPITAL SECURITIES (continued)
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(8)	$6,000	$1
Total Preferred Securities/Capital Securities (cost $290,816)		285,498
ASSET BACKED SECURITIES — 8.8%
Diversified Financial Services — 8.8%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.41% (1 ML+0.17%) due 01/25/2037(3)	11,759	11,238
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,014
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.81% (3 ML+1.51%) due 01/15/2029*(6)	250,915	254,625
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.73% (3 ML+1.43%) due 07/18/2027*(6)	255,000	258,264
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.81% (1 ML+1.58%) due 10/25/2034(8)	2,372	2,371
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 2.76% (3 ML+1.45%) due 08/05/2027*(6)	265,000	265,737
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(14)	98,584	101,121
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)(14)	200,000	205,219
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(14)	90,389	94,204
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	100,000	102,357
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.30% due 02/25/2036(3)(14)	32,296	30,257
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	2,542	2,532
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	$15,000	$15,032
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(4)	39,000	40,885
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	39,000	40,933
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(4)	20,000	21,139
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.43% due 12/10/2049(4)(14)	653	653
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	21,059	19,517
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(14)	100,000	99,999
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(4)	43,000	45,275
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	35,000	35,451
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	45,267	46,853
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	100,000	108,070
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.27% due 12/10/2049(4)(14)	1,669	1,667
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	9,757	8,853
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.00% due 06/15/2057(4)(5)(14)	329,686	15,389
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(4)	40,000	41,907
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.23% due 05/25/2035(3)(14)	32,931	32,976
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	10,176	10,176
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	50,150

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	$46,000	$48,252
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	40,000	42,509
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.34% (1 ML+0.10%) due 03/25/2037(8)	60,917	33,023
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.39% due 01/25/2036(3)(14)	14,195	14,224
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.42% due 03/25/2047(3)(14)	6,645	6,150
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	45,000	44,852
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	14,528	14,581
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.78% (1 ML+0.54%) due 05/25/2035(3)	16,822	16,854
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(4)	16,968	16,982
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(4)	39,000	40,501
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	25,000	26,308
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(4)	60,000	63,806
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(4)(14)	22,288	22,524
LSTAR Securities Investment Trust FRS Series 2017-3, Class A1 3.24% (1 ML+2.00%) due 04/01/2022*(3)	75,401	75,412
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.47% (3 ML+1.16%) due 07/23/2029*(6)	250,000	251,145
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 2.31% (3 ML+1.00%) due 07/25/2026*(6)	$270,000	$270,535
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.19% due 12/25/2034(3)(14)	8,486	8,647
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.28% due 12/15/2047(4)(5)(14)	97,733	4,896
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	10,596	9,052
MortgageIT Trust FRS Series 2005-4, Class A1 1.52% (1 ML+0.28%) due 10/25/2035(3)	40,371	39,838
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.74% (1 ML+1.50%) due 07/25/2056*(3)	95,866	98,541
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(14)	86,171	89,725
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(14)	92,396	96,139
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(14)	92,889	96,744
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.08% due 06/25/2036(3)(14)	34,641	31,329
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(14)	8,001	8,078
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	100,000	98,892
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	99,570
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	101,737
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.34% (1 ML+0.10%) due 02/25/2037(8)	9,967	6,313

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(8)(9)	$61,059	$34,021
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	1,108	1,110
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	6,809	6,820
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.37% (1 ML+0.13%) due 05/25/2037(8)	27,674	21,540
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.30% due 02/20/2047(3)(14)	28,918	25,836
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 2.82% (3 ML+1.51%) due 10/20/2027*(6)	270,000	269,918
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.49% (1 ML+0.25%) due 11/25/2036(8)	50,000	40,816
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(14)	86,782	87,239
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(14)	98,142	98,589
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.68% (3 ML+1.37%) due 04/20/2027*(6)	265,000	267,227
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	30,000	31,634
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.10% due 01/25/2035(3)(14)	24,517	24,603
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.17% due 03/25/2035(3)(14)	17,734	17,909
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.29% due 11/25/2034(3)(14)	1,062	1,070
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.52% due 10/25/2036(3)(14)	11,482	11,295
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	$30,000	$29,933
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	35,000	37,246
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	36,000	38,480
Total Asset Backed Securities (cost $4,721,014)		4,790,309
U.S. CORPORATE BONDS & NOTES — 5.4%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052*	11,000	11,000
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	20,000	20,556
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	10,000	9,665
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,177
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	15,000	15,127
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	10,305
		40,274
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	10,434
General Motors Co. Senior Notes 5.20% due 04/01/2045	5,000	5,034
General Motors Co. Senior Notes 6.75% due 04/01/2046	20,000	24,092
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	15,363
		54,923
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	15,000	14,943

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	$25,000	$25,471
Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	10,000	9,779
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	55,942
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	30,000	30,364
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	30,000	33,463
		129,548
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	5,017
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	5,000	5,067
		10,084
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	50,000	51,726
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	27,563
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	14,433
		93,722
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	5,000	4,924
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	7,000	7,215
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	5,000	4,964
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	10,000	10,676
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	16,575
Security Description	Principal Amount(13)	Value (Note 2)
Broadcast Services/Program (continued)
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	$8,000	$8,116
		52,470
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	5,000	5,314
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	16,364
		21,678
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	5,000	5,213
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	25,000	24,980
Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,325
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,712
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	10,415
		21,452
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,181
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	10,000	10,266
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	26,451
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	5,000	5,345
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	8,216

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	$10,000	$9,217
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	16,130
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	15,000	14,906
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	5,044
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	8,000	8,055
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,087
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,722
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	18,955
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,973
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	15,000	15,543
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	40,000	43,450
		217,541
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,937
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	11,250
		22,187
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	5,000	5,025
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	10,325
Computers — 0.1%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	15,000	15,444
Security Description	Principal Amount(13)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$15,000	$14,215
Dell International LLC/EMC Corp. Senior Sec. Notes 4.42% due 06/15/2021*	10,000	10,499
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	10,000	10,366
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	20,000	21,157
		71,681
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	10,000	10,383
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	20,000	20,330
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	35,000	35,050
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	30,000	30,534
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	30,473
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	5,000	5,182
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	44,027
Citigroup, Inc. FRS Senior Notes 2.41% (3 ML+1.10%) due 05/17/2024	15,000	15,033
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,763
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	25,000	26,388
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	6,000	6,642
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	25,000	28,059
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	10,090

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	$25,000	$25,323
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	10,141
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	10,000	10,007
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	5,039
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	5,000	5,724
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	39,748
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	11,303
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	19,801
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	13,000	17,151
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	15,000	14,989
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	10,000	10,034
JPMorgan Chase & Co. FRS Senior Notes 2.54% (3 ML+1.23%) due 10/24/2023	10,000	10,217
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	15,241
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,150
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	15,000	15,819
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	25,089
Morgan Stanley Senior Notes 2.65% due 01/27/2020	35,000	35,401
Morgan Stanley Senior Notes 3.59% due 07/22/2028	35,000	35,130
Morgan Stanley Senior Notes 3.63% due 01/20/2027	20,000	20,272
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.70% due 10/23/2024	$20,000	$20,720
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	10,173
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,235
		643,948
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	10,000	10,025
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	5,000	5,019
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	15,000	15,265
		30,309
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	5,000	5,027
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,362
		10,389
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	4,120
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,619
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,855
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	14,138
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	15,298
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	15,000	15,233
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,290
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	10,000	10,025
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	5,000	4,998

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	$20,000	$26,979
Southern Co. Senior Notes 1.85% due 07/01/2019	10,000	9,995
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,025
		136,575
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	40,000	40,667
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	15,000	15,411
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,344
		63,422
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,968
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	20,000	21,725
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,186
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(8)	7,000	437
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(8)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(8)	10,000	1
		10,625
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	15,000	15,360
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	10,000	10,222
		25,582
Security Description	Principal Amount(13)	Value (Note 2)
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	$10,000	$9,874
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	15,096
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	10,538
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,170
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,115
		10,285
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,675
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	15,000	12,825
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,244
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,300
Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,400
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	30,000	30,280
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	15,123
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	5,394
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,950

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	$5,000	$5,164
		30,631
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	5,031
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,108
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,286
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,612
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	5,000	5,774
		63,811
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,938
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	10,000	9,825
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	15,000	15,848
		30,611
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,015
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	30,000	29,975
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	5,000	5,120
		45,110
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,700
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	15,000	18,645
Security Description	Principal Amount(13)	Value (Note 2)
Multimedia (continued)
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	$12,000	$14,968
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	4,308
		37,921
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	15,000	15,412
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	20,000	19,666
Xerox Corp. Senior Notes 3.63% due 03/15/2023	20,000	19,832
		39,498
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	15,000	14,886
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,759
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,190
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,164
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,695
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,012
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	5,081
Hess Corp. Senior Notes 4.30% due 04/01/2027	10,000	9,912
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	10,353
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,942
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	10,000	10,000
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,722

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	$15,000	$15,296
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	10,000	9,825
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	5,013
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	10,000	10,025
		142,875
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	22,000	21,703
Pipelines — 0.4%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,800
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	60,000	60,324
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	15,000	16,161
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,182
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,235
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	5,000	4,892
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	5,000	5,075
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	15,000	15,719
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	5,040
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,318
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	5,000	5,086
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	$5,000	$5,319
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,768
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	5,000	5,175
Williams Partners LP Senior Notes 4.00% due 11/15/2021	5,000	5,220
Williams Partners LP Senior Notes 4.30% due 03/04/2024	10,000	10,549
		188,863
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	5,000	4,976
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,356
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,663
		16,019
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	13,000	11,988
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	10,000	10,172
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,387
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	15,000	17,251
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	4,076	4,585
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,658	8,746
		50,141
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	15,000	15,174

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	$5,000	$5,041
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	25,000	25,039
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	5,000	5,144
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	10,000	10,417
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	25,000	25,049
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,835
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	9,873
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	20,000	19,234
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	20,000	20,097
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	5,000	5,262
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	22,000	21,613
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	20,492
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	10,323
		174,378
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,887
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	15,000	15,048
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	15,000	15,393
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	25,000	25,096
Security Description	Principal Amount(13)	Value (Note 2)
Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	$12,000	$12,332
		72,756
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	20,000	20,055
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	10,000	9,912
		29,967
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	15,000	14,817
Total U.S. Corporate Bonds & Notes (cost $2,910,682)		2,977,238
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	15,000	14,840
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,928
		19,768
Diversified Banking Institutions — 0.2%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	20,000	20,081
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	25,000	26,426
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	54,352
		100,859
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,909
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000	19,930
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	10,000	9,856
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	5,000	4,814

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*		$10,000	$10,575
			45,175
Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 2.35% due 03/12/2018		50,000	50,146
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020		35,000	35,732
Mylan NV Company Guar. Notes 3.00% due 12/15/2018		10,000	10,113
Mylan NV Company Guar. Notes 3.15% due 06/15/2021		10,000	10,175
Mylan NV Company Guar. Notes 3.75% due 12/15/2020		10,000	10,368
			116,534
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		25,000	28,368
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		5,000	5,055
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038		10,000	12,007
Encana Corp. Senior Notes 3.90% due 11/15/2021		10,000	10,305
			27,367
Oil Companies-Integrated — 0.1%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*		5,000	4,957
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*		10,000	11,082
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		11,000	11,703
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		10,000	10,723
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	29,700
			68,165
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	$5,000	$5,069
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000	15,811
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000	17,250
Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	5,000	5,531
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	5,000	5,425
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	15,000	15,233
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	12,348
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	5,000	5,144
Nokia OYJ Senior Notes 6.63% due 05/15/2039	5,000	5,770
		10,914
Total Foreign Corporate Bonds & Notes (cost $494,171)		498,726
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	26,135
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	15,000	16,586
City of Chicago, IL Series B 7.38% due 01/01/2033	15,000	17,219
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,319

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	$75,000	$28,875
State of California General Obligation Bonds 7.55% due 04/01/2039	25,000	38,340
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	7,662
State of Illinois 5.38% due 07/01/2018	15,000	15,321
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	35,000	35,491
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	10,000	10,455
Total Municipal Bonds & Notes (cost $207,261)		202,403
U.S. GOVERNMENT AGENCIES — 8.4%
Federal Home Loan Mtg. Corp. — 2.7%
2.50% due 01/01/2028	3,765	3,818
2.50% due 04/01/2028	10,972	11,124
3.00% due 10/01/2042	9,013	9,105
3.00% due 11/01/2042	5,197	5,246
3.00% due 02/01/2043	15,582	15,733
3.00% due 08/01/2043	79,618	80,308
3.00% due October TBA	500,000	501,816
3.50% due 03/01/2042	3,272	3,392
3.50% due 09/01/2043	29,990	31,146
3.50% due October TBA	400,000	412,547
4.00% due 09/01/2040	6,342	6,704
4.00% due October TBA	200,000	210,578
4.50% due 01/01/2039	695	746
5.00% due 07/01/2021	11,956	12,257
5.50% due 07/01/2034	3,951	4,413
6.00% due 08/01/2036	2,070	2,328
6.50% due 05/01/2029	599	671
7.50% due 08/01/2023	45	45
7.50% due 04/01/2028	632	726
Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.53%) due 02/01/2037	1,311	1,357
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.07% due 10/25/2047*(4)(14)	20,000	20,184
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K67, Class B 3.94% due 08/25/2027*(4)(14)	5,000	5,028
Security Description	Principal Amount(13)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K725, Class B 4.01% due 02/25/2024*(4)(14)	$10,000	$10,149
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K726, Class B 4.11% due 07/25/2049*(4)(14)	15,000	15,186
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K64, Class B 4.12% due 03/25/2027*(4)(14)	10,000	10,063
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2012-K706, Class B 4.17% due 11/25/2044*(4)(14)	20,000	20,320
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K66, Class B 4.17% due 07/25/2027*(4)(14)	13,000	12,930
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K65, Class B 4.21% due 05/25/2027*(4)(14)	15,000	15,437
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2010-K8, Class B 5.44% due 09/25/2043*(4)(14)	25,000	26,734
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(4)(5)(14)	124,857	6,121
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	790	787
Series 1577, Class PK 6.50% due 09/15/2023(3)	1,355	1,452
Series 1226, Class Z 7.75% due 03/15/2022(3)	232	252
		1,458,703
Federal National Mtg. Assoc. — 3.5%
2.50% due 02/01/2043	74,308	72,288
2.64% due 03/01/2027	23,843	23,607
2.78% due 03/01/2027	21,000	20,992
2.97% due 06/01/2027	34,852	35,290
2.97% due 06/01/2030	40,000	39,974
3.00% due 01/01/2028	7,172	7,389
3.00% due October 15 TBA 3.00% due 10/17/2032	300,000	308,250
3.13% due 02/01/2027	45,000	46,060
3.50% due 08/01/2026	10,179	10,602
3.50% due 09/01/2026	9,835	10,267
3.50% due 10/01/2028	12,915	13,531
3.50% due October TBA	500,000	515,449
4.00% due 11/01/2025	1,878	1,974
4.00% due 09/01/2040	4,656	4,924

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 11/01/2040	$1,544	$1,633
4.00% due 12/01/2040	20,188	21,355
4.00% due 10/01/2041	6,096	6,445
4.00% due 11/01/2041	7,207	7,621
4.00% due 01/01/2042	7,532	7,964
4.00% due 12/01/2043	18,736	20,016
4.00% due October TBA	100,000	105,289
4.50% due 11/01/2022	4,838	4,990
4.50% due 01/01/2039	1,926	2,071
4.50% due 06/01/2039	21,827	23,643
4.50% due 09/01/2039	3,870	4,172
4.50% due 09/01/2040	7,959	8,614
4.50% due 05/01/2041	3,503	3,790
4.50% due October TBA	200,000	214,687
5.00% due 06/01/2019	182	186
5.00% due 05/01/2035	699	770
5.00% due 06/01/2040	30,341	33,147
5.00% due 07/01/2040	6,834	7,465
5.00% due October TBA	100,000	109,078
5.50% due 11/01/2020	1,505	1,546
5.50% due 04/01/2021	31,154	32,445
5.50% due 12/01/2029	1,158	1,280
5.50% due 06/01/2035	80,279	90,161
5.50% due 08/01/2037	11,573	12,923
5.50% due 06/01/2038	5,664	6,319
6.00% due 12/01/2033	5,266	6,023
6.00% due 05/01/2034	408	466
6.00% due 06/01/2040	145	164
6.50% due 10/01/2037	191	212
7.00% due 06/01/2037	5,322	6,052
Federal National Mtg. Assoc. FRS 3.13% (12 ML+1.82%) due 10/01/2040	1,898	1,984
Federal National Mtg. Assoc. FRS 3.21% (12 ML+1.57%) due 05/01/2037	1,929	2,017
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.79% (1 ML+3.55%) due 07/25/2029	10,000	10,546
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.59% (1 ML+4.35%) due 05/25/2029	20,143	21,900
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	7,250	7,197
		1,894,768
Government National Mtg. Assoc. — 2.2%
3.00% due October TBA	200,000	202,781
3.50% due October TBA	500,000	519,688
4.00% due 09/15/2041	189,659	200,825
4.00% due October TBA	200,000	210,617
Security Description	Principal Amount(13)		Value (Note 2)
Government National Mtg. Assoc. (continued)
4.50% due 06/15/2041		$67,119	$72,614
6.00% due 11/15/2031		17,880	20,154
7.00% due 05/15/2033		6,252	7,312
9.00% due 11/15/2021		74	80
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(3)		130	149
Series 2005-74, Class HC 7.50% due 09/16/2035(3)		1,814	2,130
			1,236,350
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		6,000	6,020
Total U.S. Government Agencies (cost $4,589,282)			4,595,841
U.S. GOVERNMENT TREASURIES — 5.8%
United States Treasury Bonds — 1.0%
2.88% due 08/15/2045(10)(11)		196,000	196,842
2.88% due 11/15/2046		93,000	93,331
3.00% due 05/15/2045		16,000	16,475
3.00% due 11/15/2045		101,000	103,892
3.00% due 02/15/2047		83,000	85,376
5.00% due 05/15/2037		38,000	51,938
			547,854
United States Treasury Notes — 4.8%
0.25% due 01/15/2025 TIPS(7)		347,259	343,815
1.13% due 02/28/2019		221,000	220,111
1.13% due 09/30/2021		147,000	143,136
1.25% due 06/30/2019		930,000	926,730
1.25% due 10/31/2021		211,000	206,285
1.63% due 11/30/2020		220,000	219,673
1.88% due 03/31/2022		104,000	103,968
2.00% due 02/15/2025		460,000	453,711
			2,617,429
Total U.S. Government Treasuries (cost $3,187,680)			3,165,283
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Government of Canada Bonds 1.00% due 09/01/2022	CAD	558,000	431,061
United Mexican States Senior Notes 5.75% due 10/12/2110		16,000	17,152
Total Foreign Government Obligations (cost $448,849)			448,213
Total Long-Term Investment Securities (cost $48,236,016)			56,619,736
SHORT-TERM INVESTMENT SECURITIES — 2.0%
Foreign Government Obligations — 1.0%
Government of Japan Bills (0.09)% due 10/10/2017	JPY	16,250,000	144,415
Government of Japan Bills (0.21)% due 10/10/2017	JPY	30,800,000	273,723

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
Republic of Argentina Bills 2.80% due 11/24/2017	$3,497	$3,482
Republic of Argentina Bills 2.81% due 11/10/2017	3,466	3,455
Republic of Argentina Bills 2.81% due 01/26/2018	8,075	7,997
Republic of Argentina Bills 3.06% due 06/15/2018	38,147	37,356
Republic of Argentina Bills 3.13% due 05/24/2018	11,516	11,277
Republic of Argentina Bills 3.17% due 12/15/2017	21,368	21,240
Republic of Argentina Bills 3.30% due 04/27/2018	21,521	21,132
		524,077
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 10/02/2017	194,000	194,000
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 0.61% due 10/02/2017	400,000	399,993
Total Short-Term Investment Securities (cost $1,125,753)		1,118,070
TOTAL INVESTMENTS (cost $49,361,769)(15)	105.4%	57,737,806
Liabilities in excess of other assets	(5.4)	(2,936,093)
NET ASSETS	100.0%	$54,801,713

#  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $4,217,308 representing 7.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security classified as Level 3 (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  Collateralized Loan Obligation

(7)  Principal amount of security is adjusted for inflation.

(8)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $189,067 representing 0.4% of net assets.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2017.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Multi-Managed Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,523	$761.35	0.00%

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(15)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

5 Yr UIRS — 5 Year USD Interest Rate Swap

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	E-Mini Russell 2000 Index	December 2017	$219,965	$223,935	$3,970
2	Short	Long Gilt Future	December 2017	340,132	331,998	8,134
7	Short	U.S. Treasury 10 Year Notes	December 2017	886,211	877,188	9,023
2	Long	U.S. Treasury 10 Year Ultra Bonds	December 2017	273,422	268,656	(4,766)
1	Long	U.S. Treasury 2 Year Notes	December 2017	215,719	215,703	(16)
9	Long	U.S. Treasury 5 Year Notes	December 2017	1,063,880	1,057,500	(6,380)
3	Long	U.S. Treasury Long Bonds	December 2017	463,359	458,438	(4,921)
1	Long	U.S. Treasury Ultra Bonds	December 2017	167,719	165,125	(2,594)
						$2,450

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	JPY	16,254,000	USD	144,133	10/10/2017	$—	$(363)
Deutsche Bank AG	JPY	30,800,000	USD	283,216	10/10/2017	9,408	—
Goldman Sachs International	EGP	71,000	USD	3,654	03/06/2018	—	(205)
	EGP	105,000	USD	5,374	03/29/2018	—	(298)
	USD	3,820	EGP	71,000	03/06/2018	39	—
	USD	5,713	EGP	105,000	03/29/2018	—	(41)
						39	(544)
HSBC Bank USA	CAD	171,000	USD	137,791	10/31/2017	717	—
Royal Bank of Canada	CAD	366,000	USD	296,355	10/31/2017	2,967	—
Net Unrealized Appreciation (Depreciation)						$13,131	$(907)

CAD — Canadian Dollar

EGP — Egyptian Pound

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	1.63%/Annually	$—	$1,498

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Real Estate Operation & Development	$13,252	$49,020	$—	$62,272
Television	63,298	—	1,523	64,821
Other Industries	39,529,132	—	—	39,529,132
Preferred Securities/Capital Securities:
Diversified Banking Institutions	—	285,497	—	285,497
Finance-Investment Banker/Broker	—	—	1	1
Asset Backed Securities:
Diversified Financial Services	—	4,486,198	304,111	4,790,309
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	10,623	2	10,625
Other Industries	—	2,966,613	—	2,966,613
Foreign Corporate Bonds & Notes	—	498,726	—	498,726
Municipal Bond & Notes	—	202,403	—	202,403
U.S. Government Agencies	—	4,595,841	—	4,595,841
U.S. Government Treasuries	—	3,165,283	—	3,165,283
Foreign Government Obligations	—	448,213	—	448,213
Short-Term Investment Securities	—	1,118,070	—	1,118,070
Total Investments at Value	$39,605,682	$17,826,487	$305,637	$57,737,806
Other Financial Instruments:†
Futures Contracts	$21,127	$—	$—	$21,127
Forward Foreign Currency Contracts	—	13,131	—	13,131
Centrally Cleared Interest Rate Swap Contracts	—	1,498	—	1,498
Total Other Financial Instruments	$21,127	$14,629	$—	$35,756
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$18,677	$—	$—	$18,677
Forward Foreign Currency Contracts	—	907	—	907
Total Other Financial Instruments	$18,677	$907	$—	$19,584

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Diversified Financial Services	13.3%
United States Treasury Notes	9.7
Federal National Mtg. Assoc.	6.3
Federal Home Loan Mtg. Corp.	3.7
Government National Mtg. Assoc.	3.6
Diversified Banking Institutions	3.0
Applications Software	2.3
Electronic Components-Semiconductors	2.3
Medical-Biomedical/Gene	2.3
Web Portals/ISP	2.3
Real Estate Investment Trusts	2.1
Banks-Commercial	1.8
Finance-Credit Card	1.8
Computers	1.7
Retail-Restaurants	1.7
Medical-Drugs	1.6
Foreign Government Obligations	1.5
E-Commerce/Products	1.5
Medical-HMO	1.4
Internet Content-Entertainment	1.4
Sovereign	1.3
Cable/Satellite TV	1.3
Aerospace/Defense	0.9
Diversified Manufacturing Operations	0.9
Electronic Forms	0.9
United States Treasury Bonds	0.9
Electronic Components-Misc.	0.9
Tobacco	0.8
Oil Companies-Exploration & Production	0.8
Transport-Rail	0.8
Enterprise Software/Service	0.8
Beverages-Non-alcoholic	0.7
Entertainment Software	0.7
Multimedia	0.7
Commercial Services	0.7
Auto/Truck Parts & Equipment-Original	0.7
Retail-Building Products	0.6
Electric-Integrated	0.6
Medical-Hospitals	0.6
Consulting Services	0.6
Computer Aided Design	0.6
Municipal Bonds & Notes	0.6
Building Products-Cement	0.6
Insurance-Property/Casualty	0.6
E-Commerce/Services	0.6
Medical Products	0.6
Telephone-Integrated	0.6
U.S. Government Agencies	0.6
Industrial Gases	0.6
Medical Instruments	0.6
Commercial Services-Finance	0.5
Pipelines	0.5
Cosmetics & Toiletries	0.5
Savings & Loans/Thrifts	0.5
Containers-Paper/Plastic	0.5
Finance-Investment Banker/Broker	0.5
Airlines	0.5
Finance-Other Services	0.5
Diagnostic Equipment	0.5
Electric Products-Misc.	0.4
Retail-Discount	0.4%
Computer Services	0.4
Coatings/Paint	0.4
Drug Delivery Systems	0.4
Electronic Connectors	0.4
Instruments-Controls	0.4
Medical-Generic Drugs	0.4
Banks-Super Regional	0.4
Building-Residential/Commercial	0.4
Athletic Footwear	0.3
Agricultural Chemicals	0.3
Food-Confectionery	0.3
Recreational Vehicles	0.3
Medical Information Systems	0.3
Time Deposits	0.3
Retail-Apparel/Shoe	0.3
Building-Heavy Construction	0.3
Retail-Gardening Products	0.3
Energy-Alternate Sources	0.3
Cellular Telecom	0.3
Finance-Consumer Loans	0.3
Brewery	0.3
Distribution/Wholesale	0.3
Wireless Equipment	0.3
Food-Catering	0.2
Human Resources	0.2
Engineering/R&D Services	0.2
Computer Software	0.2
Medical-Wholesale Drug Distribution	0.2
Independent Power Producers	0.2
Oil Companies-Integrated	0.2
Therapeutics	0.2
Data Processing/Management	0.2
Insurance-Life/Health	0.2
Chemicals-Specialty	0.2
Apparel Manufacturers	0.2
Machinery-General Industrial	0.2
Food-Misc./Diversified	0.2
Retail-Auto Parts	0.2
Aerospace/Defense-Equipment	0.2
Office Supplies & Forms	0.2
Gambling (Non-Hotel)	0.2
Cruise Lines	0.2
Broadcast Services/Program	0.2
Oil Refining & Marketing	0.2
Printing-Commercial	0.2
Auto-Cars/Light Trucks	0.2
Transport-Truck	0.2
Oil-Field Services	0.2
Building & Construction Products-Misc.	0.2
Semiconductor Equipment	0.1
Rubber/Plastic Products	0.1
Gas-Distribution	0.1
Retail-Drug Store	0.1
Power Converter/Supply Equipment	0.1
Racetracks	0.1
Telecom Services	0.1
Television	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Auto-Truck Trailers	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Industry Allocation*
Electronic Parts Distribution	0.1%
Telecommunication Equipment	0.1
Satellite Telecom	0.1
Patient Monitoring Equipment	0.1
Real Estate Operations & Development	0.1
Financial Guarantee Insurance	0.1
Office Automation & Equipment	0.1
Steel-Producers	0.1
Water	0.1
Poultry	0.1
Web Hosting/Design	0.1
Transactional Software	0.1
Metal Products-Distribution	0.1
Engines-Internal Combustion	0.1
Footwear & Related Apparel	0.1
Banks-Mortgage	0.1
Computers-Periphery Equipment	0.1
Home Furnishings	0.1
E-Services/Consulting	0.1
Metal-Iron	0.1
Electric-Generation	0.1
Retail-Jewelry	0.1
Retail-Hair Salons	0.1
Internet Security	0.1
Housewares	0.1
Medical-Nursing Homes	0.1
Oil & Gas Drilling	0.1
Circuit Boards	0.1
Protection/Safety	0.1
Medical-Outpatient/Home Medical	0.1
Retail-Pawn Shops	0.1
Transport-Marine	0.1
Transport-Services	0.1
110.0%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.1%
Aerospace/Defense — 0.9%
General Dynamics Corp.	2,419	$497,298
Northrop Grumman Corp.	1,113	320,232
		817,530
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	850	32,113
Curtiss-Wright Corp.	700	73,178
Moog, Inc., Class A†	650	54,229
		159,520
Agricultural Chemicals — 0.3%
Monsanto Co.	2,560	306,739
Airlines — 0.4%
United Continental Holdings, Inc.†	5,645	343,668
Apparel Manufacturers — 0.2%
Carter's, Inc.	1,740	171,825
Applications Software — 2.2%
HubSpot, Inc.†	475	39,924
Microsoft Corp.	17,712	1,319,367
Progress Software Corp.	4,600	175,582
salesforce.com, Inc.†	5,253	490,735
		2,025,608
Athletic Footwear — 0.3%
NIKE, Inc., Class B	5,967	309,389
Auto-Truck Trailers — 0.1%
Wabash National Corp.	4,575	104,401
Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Automotive PLC	4,222	415,445
Tenneco, Inc.	1,750	106,172
		521,617
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,725	107,365
B2B/E-Commerce — 0.0%
ePlus, Inc.†	475	43,914
Banks-Commercial — 1.6%
1st Source Corp.	560	28,448
BancFirst Corp.	1,725	97,894
BancorpSouth, Inc.	2,275	72,914
Cadence BanCorp†	150	3,438
Capital Bank Financial Corp., Class A	1,775	72,864
Cathay General Bancorp, Class B	900	36,180
Central Pacific Financial Corp.	2,925	94,126
Central Valley Community Bancorp	200	4,460
Citizens & Northern Corp.	225	5,526
City Holding Co.	575	41,348
CVB Financial Corp.	3,675	88,825
East West Bancorp, Inc.	43	2,571
FCB Financial Holdings, Inc., Class A†	2,725	131,617
First Commonwealth Financial Corp.	3,725	52,634
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Community Bancshares, Inc.	250	$7,278
First Financial Bancorp	600	15,690
First Hawaiian, Inc.	825	24,989
First Interstate BancSystem, Inc., Class A	600	22,950
Fulton Financial Corp.	950	17,812
Great Western Bancorp, Inc.	300	12,384
Guaranty Bancorp	375	10,425
Hope Bancorp, Inc.	1,808	32,020
Independent Bank Corp.	1,050	23,782
Independent Bank Corp./ Rockland Bank Corp.	125	9,331
Kearny Financial Corp.	2,825	43,364
MainSource Financial Group, Inc.	275	9,862
OFG Bancorp	2,075	18,986
PacWest Bancorp	600	30,306
Sierra Bancorp	250	6,788
Simmons First National Corp., Class A	375	21,712
Southside Bancshares, Inc.	177	6,436
Southwest Bancorp, Inc.	425	11,709
TCF Financial Corp.	2,300	39,192
Trustmark Corp.	775	25,668
UMB Financial Corp.	550	40,969
Union Bankshares Corp.	2,759	97,393
Webster Financial Corp.	525	27,589
West Bancorporation, Inc.	375	9,150
Westamerica Bancorporation	2,275	135,453
		1,434,083
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,375	71,954
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	205	7,316
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	14,661	659,892
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,300	40,495
Ply Gem Holdings, Inc.†	1,200	20,460
		60,955
Building & Construction-Misc. — 0.0%
MYR Group, Inc.†	1,300	37,882
Building Products-Cement — 0.6%
Continental Building Products, Inc.†	3,950	102,700
Vulcan Materials Co.	3,312	396,115
		498,815
Building-Heavy Construction — 0.0%
MasTec, Inc.†	575	26,680
Building-Residential/Commercial — 0.3%
AV Homes, Inc.†	500	8,575
Beazer Homes USA, Inc.†	3,775	70,744

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
Taylor Morrison Home Corp., Class A†	8,550	$188,527
		267,846
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	15,580	599,518
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,982	183,870
Chemicals-Diversified — 0.0%
Olin Corp.	400	13,700
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	2,550	34,935
Chemicals-Other — 0.0%
American Vanguard Corp.	750	17,175
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,150	81,247
OMNOVA Solutions, Inc.†	2,650	29,018
Venator Materials PLC†	575	12,995
		123,260
Circuit Boards — 0.1%
TTM Technologies, Inc.†	3,025	46,494
Coal — 0.0%
SunCoke Energy, Inc.†	475	4,342
Coatings/Paint — 0.4%
Sherwin-Williams Co.	1,042	373,078
Commercial Services — 0.7%
Acacia Research Corp.†	1,647	7,494
Care.com, Inc.†	700	11,123
CoStar Group, Inc.†	1,138	305,268
HMS Holdings Corp.†	2,300	45,678
Medifast, Inc.	150	8,906
RPX Corp.†	2,150	28,552
ServiceMaster Global Holdings, Inc.†	4,307	201,266
		608,287
Commercial Services-Finance — 0.5%
Equifax, Inc.	1,786	189,298
Euronet Worldwide, Inc.†	275	26,067
EVERTEC, Inc.	350	5,548
MarketAxess Holdings, Inc.	475	87,642
Travelport Worldwide, Ltd.	7,625	119,713
		428,268
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	3,125	196,281
Cadence Design Systems, Inc.†	8,742	345,047
		541,328
Computer Services — 0.4%
Amdocs, Ltd.	3,224	207,368
Convergys Corp.	1,775	45,955
Science Applications International Corp.	1,200	80,220
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Unisys Corp.†	7,175	$60,987
		394,530
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	4,345	174,452
Tintri, Inc.†	2,725	8,556
Workiva, Inc.†	1,125	23,456
		206,464
Computers — 1.5%
Apple, Inc.	8,847	1,363,500
Nutanix, Inc., Class A†	1,350	30,226
		1,393,726
Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	675	21,836
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	1,675	71,489
Consulting Services — 0.6%
Franklin Covey Co.†	564	11,449
Gartner, Inc.†	1,763	219,335
Huron Consulting Group, Inc.†	3,125	107,187
Verisk Analytics, Inc.†	2,657	221,036
		559,007
Containers-Paper/Plastic — 0.5%
Graphic Packaging Holding Co.	6,975	97,301
Sealed Air Corp.	7,461	318,734
		416,035
Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	4,080	439,987
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,851	154,097
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,075	43,108
Fair Isaac Corp.	825	115,912
		159,020
Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	1,700	321,640
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	200	14,710
Distribution/Wholesale — 0.3%
Essendant, Inc.	625	8,231
Fastenal Co.	3,616	164,817
ScanSource, Inc.†	150	6,548
Titan Machinery, Inc.†	3,325	51,637
		231,233
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	4,786	284,432
Actuant Corp., Class A	2,200	56,320
Harsco Corp.†	650	13,585

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Illinois Tool Works, Inc.	3,269	$483,681
		838,018
Drug Delivery Systems — 0.4%
DexCom, Inc.†	5,611	274,518
Nektar Therapeutics†	2,750	66,000
Revance Therapeutics, Inc.†	1,650	45,458
		385,976
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	1,304	1,253,600
E-Commerce/Services — 0.6%
Bankrate, Inc.†	2,025	28,249
Priceline Group, Inc.†	252	461,366
Stamps.com, Inc.†	100	20,265
		509,880
E-Services/Consulting — 0.1%
Perficient, Inc.†	3,500	68,845
Electric Products-Misc. — 0.4%
AMETEK, Inc.	5,890	388,976
Graham Corp.	375	7,811
		396,787
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,550	23,250
Electric-Generation — 0.1%
Atlantic Power Corp.†	19,850	48,632
Electric-Integrated — 0.2%
Avista Corp.	275	14,237
El Paso Electric Co.	1,075	59,393
NorthWestern Corp.	300	17,082
PNM Resources, Inc.	800	32,240
Portland General Electric Co.	1,900	86,716
		209,668
Electronic Components-Misc. — 0.9%
Bel Fuse, Inc., Class B	225	7,020
Benchmark Electronics, Inc.†	4,350	148,552
Flex, Ltd.†	22,620	374,813
Knowles Corp.†	3,950	60,317
Stoneridge, Inc.†	3,450	68,345
Vishay Intertechnology, Inc.	6,425	120,790
		779,837
Electronic Components-Semiconductors — 2.1%
Alpha & Omega Semiconductor, Ltd.†	2,375	39,164
Amkor Technology, Inc.†	7,150	75,432
Broadcom, Ltd.	2,379	577,003
Microchip Technology, Inc.	4,650	417,477
Silicon Laboratories, Inc.†	200	15,980
Synaptics, Inc.†	2,050	80,319
Texas Instruments, Inc.	6,172	553,258
Xperi Corp.	4,850	122,705
		1,881,338
Electronic Connectors — 0.4%
Amphenol Corp., Class A	4,417	373,855
Security Description	Shares	Value (Note 2)
Electronic Forms — 0.9%
Adobe Systems, Inc.†	5,344	$797,218
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	1,150	102,177
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,450	22,823
Pattern Energy Group, Inc.	1,475	35,548
Renewable Energy Group, Inc.†	3,550	43,132
REX American Resources Corp.†	1,675	157,165
		258,668
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	2,300	159,574
VSE Corp.	1,000	56,860
		216,434
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,375	79,312
Enterprise Software/Service — 0.8%
Manhattan Associates, Inc.†	450	18,706
Tyler Technologies, Inc.†	2,394	417,322
Ultimate Software Group, Inc.†	1,321	250,462
		686,490
Entertainment Software — 0.7%
Activision Blizzard, Inc.	9,756	629,360
Take-Two Interactive Software, Inc.†	75	7,667
		637,027
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	28,017
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	750	37,875
Regional Management Corp.†	175	4,237
Synchrony Financial	4,513	140,128
		182,240
Finance-Credit Card — 1.8%
MasterCard, Inc., Class A	5,046	712,495
Visa, Inc., Class A	8,222	865,283
		1,577,778
Finance-Investment Banker/Broker — 0.4%
Houlihan Lokey, Inc.	1,275	49,891
TD Ameritrade Holding Corp.	6,290	306,952
		356,843
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	3,745	257,281
WageWorks, Inc.†	1,100	66,770
		324,051
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	5,375	46,763
MGIC Investment Corp.†	2,325	29,132

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Financial Guarantee Insurance (continued)
NMI Holdings, Inc., Class A†	1,075	$13,330
		89,225
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	6,900
Food-Catering — 0.2%
Aramark	5,443	221,040
Food-Confectionery — 0.3%
Hershey Co.	2,632	287,335
Food-Dairy Products — 0.0%
Dean Foods Co.	2,700	29,376
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	250	22,068
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	8,150	142,788
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	950	24,415
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	2,250	12,802
Wolverine World Wide, Inc.	2,100	60,585
		73,387
Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc.†	7,250	154,497
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	275	17,710
Southwest Gas Holdings, Inc.	525	40,751
Spire, Inc.	625	46,656
		105,117
Home Furnishings — 0.1%
Select Comfort Corp.†	2,250	69,862
Hotels/Motels — 0.0%
La Quinta Holdings, Inc.†	2,525	44,188
Housewares — 0.1%
NACCO Industries, Inc., Class A	600	51,480
Human Resources — 0.2%
Barrett Business Services, Inc.	1,900	107,407
Cross Country Healthcare, Inc.†	7,150	101,744
TriNet Group, Inc.†	300	10,086
		219,237
Independent Power Producers — 0.2%
Dynegy, Inc.†	8,350	81,747
NRG Energy, Inc.	4,565	116,818
		198,565
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	3,287	497,060
Instruments-Controls — 0.4%
Sensata Technologies Holding NV†	7,370	354,276
Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	3,150	$73,521
Primerica, Inc.	900	73,395
		146,916
Insurance-Multi-line — 0.0%
Kemper Corp.	725	38,425
Insurance-Property/Casualty — 0.6%
Ambac Financial Group, Inc.†	175	3,021
First American Financial Corp.	575	28,733
Global Indemnity, Ltd.†	200	8,480
Kinsale Capital Group, Inc.	225	9,713
Navigators Group, Inc.	875	51,056
ProAssurance Corp.	700	38,255
Progressive Corp.	7,009	339,376
Third Point Reinsurance, Ltd.†	1,125	17,550
Universal Insurance Holdings, Inc.	625	14,375
		510,559
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	250	10,100
Blue Capital Reinsurance Holdings, Ltd.	150	2,468
		12,568
Internet Application Software — 0.0%
Okta, Inc.†	1,000	28,210
Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	7,247	1,238,295
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,775	4,615
Internet Security — 0.1%
Proofpoint, Inc.†	250	21,805
VASCO Data Security International, Inc.†	950	11,448
Zix Corp.†	4,150	20,293
		53,546
Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B	325	9,653
Virtus Investment Partners, Inc.	200	23,210
		32,863
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	775	50,995
DXP Enterprises, Inc.†	1,375	43,299
Kadant, Inc.	750	73,912
		168,206
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	326	5,099
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	1,650	23,479

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems (continued)
athenahealth, Inc.†	1,858	$231,061
		254,540
Medical Instruments — 0.6%
Boston Scientific Corp.†	14,471	422,119
Halyard Health, Inc.†	1,625	73,174
		495,293
Medical Products — 0.5%
Cooper Cos., Inc.	722	171,194
Orthofix International NV†	1,825	86,231
Wright Medical Group NV†	6,800	175,916
		433,341
Medical-Biomedical/Gene — 2.2%
Achillion Pharmaceuticals, Inc.†	1,300	5,837
Alder Biopharmaceuticals, Inc.†	3,400	41,650
Arena Pharmaceuticals, Inc.†	2,545	64,897
Axovant Sciences, Ltd.†	225	1,548
Biogen, Inc.†	1,501	469,993
Biohaven Pharmaceutical Holding Co., Ltd.†	1,125	42,052
Celgene Corp.†	3,994	582,405
CytomX Therapeutics, Inc.†	1,950	35,432
Edge Therapeutics, Inc.†	3,075	32,995
Myriad Genetics, Inc.†	1,625	58,792
Novavax, Inc.†	31,000	35,340
Paratek Pharmaceuticals, Inc.†	1,300	32,630
Prothena Corp. PLC†	800	51,816
Regeneron Pharmaceuticals, Inc.†	859	384,076
Sage Therapeutics, Inc.†	250	15,575
Selecta Biosciences, Inc.†	875	15,969
Seres Therapeutics, Inc.†	2,550	40,902
Ultragenyx Pharmaceutical, Inc.†	750	39,945
Versartis, Inc.†	4,350	10,658
		1,962,512
Medical-Drugs — 1.5%
ACADIA Pharmaceuticals, Inc.†	850	32,020
Aimmune Therapeutics, Inc.†	2,025	50,200
Allergan PLC	1,478	302,916
Amicus Therapeutics, Inc.†	5,325	80,301
Eli Lilly & Co.	7,768	664,475
Global Blood Therapeutics, Inc.†	1,425	44,246
Ignyta, Inc.†	3,575	44,151
MyoKardia, Inc.†	100	4,285
Pacira Pharmaceuticals, Inc.†	1,150	43,182
Prestige Brands Holdings, Inc.†	300	15,027
Reata Pharmaceuticals, Inc., Class A†	1,400	43,540
Synergy Pharmaceuticals, Inc.†	12,325	35,743
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
TG Therapeutics, Inc.†	2,900	$34,365
		1,394,451
Medical-Generic Drugs — 0.0%
Avexis, Inc.†	425	41,110
Medical-HMO — 1.2%
Aetna, Inc.	2,378	378,126
Humana, Inc.	1,474	359,110
Molina Healthcare, Inc.†	2,025	139,239
Tivity Health, Inc.†	4,550	185,640
WellCare Health Plans, Inc.†	200	34,348
		1,096,463
Medical-Hospitals — 0.5%
Community Health Systems, Inc.†	650	4,992
Envision Healthcare Corp.†	3,899	175,260
Tenet Healthcare Corp.†	2,850	46,826
Universal Health Services, Inc., Class B	2,264	251,168
		478,246
Medical-Nursing Homes — 0.1%
Genesis Healthcare, Inc.†	9,800	11,368
Kindred Healthcare, Inc.	5,750	39,100
		50,468
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	2,450	45,202
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	3,400	99,280
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,800	82,800
Motion Pictures & Services — 0.0%
Eros International PLC†	2,525	36,108
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,400	16,170
Multimedia — 0.6%
E.W. Scripps Co., Class A†	2,700	51,597
Walt Disney Co.	5,009	493,737
		545,334
Networking Products — 0.0%
Extreme Networks, Inc.†	1,375	16,349
Office Furnishings-Original — 0.0%
Interface, Inc.	682	14,936
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	13,300	158,270
Oil & Gas Drilling — 0.1%
Parker Drilling Co.†	3,225	3,548
Rowan Cos. PLC, Class A†	3,525	45,296
		48,844
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp.	3,634	177,521
Bill Barrett Corp.†	11,075	47,512
Denbury Resources, Inc.†	13,825	18,526
EP Energy Corp., Class A†	8,444	27,527
Sanchez Energy Corp.†	3,400	16,388

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Unit Corp.†	1,275	$26,239
		313,713
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	550	15,620
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	150	6,225
Delek US Holdings, Inc.	3,600	96,228
		102,453
Oil-Field Services — 0.2%
Archrock, Inc.	3,425	42,984
MRC Global, Inc.†	4,625	80,891
SEACOR Holdings, Inc.†	300	13,833
		137,708
Paper & Related Products — 0.0%
Domtar Corp.	425	18,441
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,075	93,052
Pollution Control — 0.0%
CECO Environmental Corp.	3,575	30,245
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,725	49,007
Sanderson Farms, Inc.	225	36,342
		85,349
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	275	22,209
Generac Holdings, Inc.†	1,525	70,043
Powell Industries, Inc.	950	28,491
		120,743
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	875	3,579
Deluxe Corp.	1,100	80,256
Ennis, Inc.	3,100	60,915
		144,750
Protection/Safety — 0.1%
Landauer, Inc.	675	45,427
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,700	20,485
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	3,805	34,245
Publishing-Periodicals — 0.0%
Time, Inc.	2,100	28,350
Racetracks — 0.1%
Penn National Gaming, Inc.†	4,300	100,577
Speedway Motorsports, Inc.	875	18,637
		119,214
Real Estate Investment Trusts — 2.1%
American Assets Trust, Inc.	975	38,776
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
American Tower Corp.	4,783	$653,740
Ashford Hospitality Trust, Inc.	6,600	44,022
Capstead Mtg. Corp.	6,250	60,312
CBL & Associates Properties, Inc.	1,075	9,019
CoreSite Realty Corp.	1,425	159,457
CubeSmart	700	18,172
CYS Investments, Inc.	15,450	133,488
DCT Industrial Trust, Inc.	843	48,827
DiamondRock Hospitality Co.	1,050	11,498
EastGroup Properties, Inc.	450	39,654
EPR Properties	50	3,487
Equity LifeStyle Properties, Inc.	275	23,397
First Industrial Realty Trust, Inc.	525	15,797
Franklin Street Properties Corp.	900	9,558
Gladstone Commercial Corp.	200	4,454
Government Properties Income Trust	1,000	18,770
Hersha Hospitality Trust	1,850	34,539
Highwoods Properties, Inc.	400	20,836
Hospitality Properties Trust	1,075	30,627
InfraREIT, Inc.	325	7,270
LTC Properties, Inc.	1,100	51,678
Mack-Cali Realty Corp.	950	22,525
National Retail Properties, Inc.	125	5,208
Pennsylvania Real Estate Investment Trust	550	5,770
Potlatch Corp.	1,475	75,225
PS Business Parks, Inc.	275	36,712
Ramco-Gershenson Properties Trust	1,950	25,369
RLJ Lodging Trust	5,050	111,100
Saul Centers, Inc.	525	32,503
Starwood Waypoint Homes	3,594	130,714
Summit Hotel Properties, Inc.	350	5,597
Taubman Centers, Inc.	350	17,395
		1,905,496
Real Estate Management/Services — 0.0%
Redfin Corp.†	150	3,764
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	325	15,057
Forestar Group, Inc.†(3)	4,250	73,100
St. Joe Co.†	200	3,770
		91,927
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	2,712	283,757
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	525	22,906
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	650	33,995

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.3%
Children's Place, Inc.	1,370	$161,865
L Brands, Inc.	2,537	105,565
		267,430
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	281	167,226
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	352	2,292
Retail-Building Products — 0.6%
Floor & Decor Holdings, Inc., Class A†	150	5,839
Lowe's Cos., Inc.	6,567	524,966
		530,805
Retail-Discount — 0.4%
Big Lots, Inc.	1,425	76,337
Costco Wholesale Corp.	1,941	318,887
		395,224
Retail-Gardening Products — 0.3%
Tractor Supply Co.	4,097	259,299
Retail-Hair Salons — 0.1%
Regis Corp.†	3,800	54,226
Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	10,200	42,738
Retail-Jewelry — 0.1%
Movado Group, Inc.	2,150	60,200
Retail-Office Supplies — 0.0%
Office Depot, Inc.	3,625	16,458
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	4,675	44,412
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	300	16,821
Retail-Restaurants — 1.7%
Bloomin' Brands, Inc.	5,375	94,600
Brinker International, Inc.	1,775	56,551
DineEquity, Inc.	100	4,298
Dunkin' Brands Group, Inc.	5,267	279,572
McDonald's Corp.	3,685	577,366
Ruby Tuesday, Inc.†	1,975	4,227
Sonic Corp.	3,975	101,164
Starbucks Corp.	8,204	440,637
		1,558,415
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	4,850	42,874
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	325	6,809
Trinseo SA	1,875	125,812
		132,621
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	2,775	97,819
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	475	$7,548
Beneficial Bancorp, Inc.	7,092	117,727
Capitol Federal Financial, Inc.	200	2,940
Charter Financial Corp.	625	11,581
First Defiance Financial Corp.	200	10,498
Flushing Financial Corp.	750	22,290
Investors Bancorp, Inc.	2,500	34,100
Meridian Bancorp, Inc.	5,450	101,643
Northfield Bancorp, Inc.	5,075	88,051
People's United Financial, Inc.	1,247	22,621
Provident Financial Holdings, Inc.	150	2,940
		421,939
Schools — 0.0%
Strayer Education, Inc.	75	6,545
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,625	21,190
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	700	37,324
Semiconductor Equipment — 0.1%
Cohu, Inc.	1,275	30,396
Entegris, Inc.†	1,475	42,554
Xcerra Corp.†	1,050	10,342
		83,292
Steel-Producers — 0.0%
Carpenter Technology Corp.	550	26,417
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,275	28,012
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	3,225	61,533
RigNet, Inc.†	1,400	24,080
West Corp.	1,250	29,337
		114,950
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,955	98,136
Telephone-Integrated — 0.1%
IDT Corp., Class B	2,100	29,568
Windstream Holdings, Inc.	9,434	16,698
		46,266
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	3,046
Sinclair Broadcast Group, Inc., Class A	2,925	93,746
		96,792
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	625	14,788
Theaters — 0.0%
National CineMedia, Inc.	3,300	23,034

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics — 0.2%
Cara Therapeutics, Inc.†	1,775	$24,300
Flexion Therapeutics, Inc.†	1,325	32,038
Mersana Therapeutics, Inc.†	1,450	25,071
Sarepta Therapeutics, Inc.†	1,400	63,504
Xencor, Inc.†	1,575	36,099
		181,012
Tobacco — 0.6%
Altria Group, Inc.	7,635	484,212
Universal Corp.	1,100	63,030
		547,242
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,425	55,242
Synchronoss Technologies, Inc.†	3,025	28,223
		83,465
Transport-Marine — 0.1%
Costamare, Inc.	4,625	28,582
International Seaways, Inc.†	775	15,268
		43,850
Transport-Rail — 0.7%
CSX Corp.	11,073	600,821
Transport-Truck — 0.2%
ArcBest Corp.	1,200	40,140
Knight-Swift Transportation Holdings, Inc.†	1,642	68,225
Schneider National, Inc., Class B	550	13,915
YRC Worldwide, Inc.†	1,300	17,940
		140,220
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	2,650	32,728
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	175	11,870
Water — 0.1%
American States Water Co.	1,775	87,419
Web Hosting/Design — 0.1%
NIC, Inc.	2,425	41,589
Web.com Group, Inc.†	1,725	43,125
		84,714
Web Portals/ISP — 2.3%
Alphabet, Inc., Class C†	2,123	2,036,191
Wireless Equipment — 0.2%
InterDigital, Inc.	1,875	138,281
Total Common Stocks (cost $40,898,665)		51,797,802
Security Description	Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Agricole SA 8.13% due 12/23/2025*(4)	$200,000	$236,750
Credit Suisse Group AG 6.25% due 12/18/2024(4)	225,000	239,625
Societe Generale SA 8.25% due 11/29/2018(4)	200,000	211,480
		687,855
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)(3)	8,000	1
Total Preferred Securities/Capital Securities (cost $625,834)		687,856
ASSET BACKED SECURITIES — 13.3%
Diversified Financial Services — 13.3%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.41% (1 ML+0.17%) due 01/25/2037(5)	41,156	39,334
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	8,023
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 2.56% (3 ML+1.25%) due 07/25/2029*(6)	250,000	252,187
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(5)(13)	52,123	51,991
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.81% (1 ML+1.58%) due 10/25/2034(3)	9,488	9,485
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.42% (3 ML+1.12%) due 01/18/2025*(6)	250,000	250,362
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(7)	54,000	56,406
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(13)	98,584	101,121
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(13)	93,244	95,591

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(13)	$95,052	$97,393
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(2)(13)	258,000	264,732
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(13)	94,908	98,914
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000	204,714
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.08% (1 ML+0.85%) due 08/15/2036*(7)	131,000	131,183
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.30% due 02/25/2036(5)(13)	109,805	102,872
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	10,675	10,636
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.50% (3 ML+1.20%) due 10/15/2026*(6)	250,000	251,071
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.79% (3 ML+1.47%) due 04/27/2027*(6)	250,000	251,088
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	35,000	35,076
CBAM CLO Management LLC FRS Series 2017-3A, Class A 2.60% (3ML+1.23%) due 10/17/2029*(6)	250,000	250,000
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.52% (3 ML+1.20%) due 05/24/2026*(6)	250,000	251,376
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	101,000	106,006
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	69,410
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.43% due 12/10/2049(7)(13)	$2,285	$2,284
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	57,914	53,671
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(5)(13)	120,000	119,999
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	63,925
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	91,160
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	109,838
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	129,656
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	130,349
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.27% due 12/10/2049(7)(13)	5,244	5,241
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	40,129	36,411
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.00% due 06/15/2057(7)(8)(13)	1,018,232	47,528
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(7)	105,000	110,005
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(13)	48,336	48,759
Dryden 49 Senior Loan Fund FRS Series 2017-49A, Class A 2.54% (3 ML+1.21%) due 07/18/2030*(6)	250,000	252,092
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.23% due 05/25/2035(5)(13)	92,207	92,333
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	33,435	33,436
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	155,465

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	$6,000	$6,000
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.54% (3 ML+1.22%) due 07/24/2030*(6)	250,000	251,835
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	111,266
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	34,585
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	87,642	90,655
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	125,876
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	122,213
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.42% due 03/25/2047(5)(13)	25,631	23,723
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.48% due 04/25/2036(5)(13)	8,599	7,458
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	135,000	134,557
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	43,584	43,744
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.78% (1 ML+0.54%) due 05/25/2035(5)	59,810	59,926
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	95,389	99,336
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	68,710
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	57,690	57,740
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	63,138
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(7)(13)	$79,599	$80,441
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 2.99% (1 ML+1.75%) due 09/01/2022*(2)(5)	100,000	99,909
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.47% (3 ML+1.16%) due 07/23/2029*(6)	250,000	251,145
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.97% due 02/25/2035(5)(13)	42,478	43,363
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.19% due 12/25/2034(5)(13)	27,580	28,101
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 02/25/2058*(5)(13)	100,000	100,534
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.28% due 12/15/2047(7)(8)(13)	288,311	14,445
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,303
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.62% due 06/15/2050(7)(8)(13)	109,817	10,758
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	100,000	103,483
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.50% due 01/11/2043(7)(13)	25,223	25,378
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	35,047	29,942
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.41% (1 ML+1.17%) due 06/10/2019*(5)	128,000	127,999
MortgageIT Trust FRS Series 2005-4, Class A1 1.52% (1 ML+0.28%) due 10/25/2035(5)	127,392	125,712

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	$100,000	$99,258
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.74% (1 ML+1.50%) due 07/25/2056*(5)	125,585	129,088
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(13)	90,656	93,642
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(13)	48,509	50,144
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(13)	82,422	85,061
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(13)	159,416	165,991
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(13)	157,785	164,941
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(13)	122,887	127,865
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(13)	102,178	106,418
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(13)	14,547	14,687
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(2)	100,000	98,892
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 2.82% (3 ML+1.45%) due 07/17/2029*(6)	250,000	254,347
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.87% (3 ML+1.55%) due 02/15/2026*(6)	250,000	250,134
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.83% (3 ML+1.53%) due 04/17/2027*(6)	215,000	215,027
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	$119,000	$118,489
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	135,000	137,345
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.34% (1 ML+0.10%) due 02/25/2037(3)	38,205	24,200
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.76% (3 ML+1.45%) due 04/30/2027*(6)	250,000	251,277
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	2,217	2,220
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.37% (1 ML+0.13%) due 05/25/2037(3)	91,250	71,024
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.83% (3 ML+1.53%) due 04/15/2027*(6)	250,000	251,367
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.49% (1 ML+0.25%) due 11/25/2036(3)	160,000	130,613
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	120,005
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(13)	76,063	75,684
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(13)	164,018	164,881
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(13)	92,670	93,167
Towd Point Mtg. Trust VRS Series 2017-4, ClassA1 2.75% due 06/25/2057*(13)	108,938	109,434
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 06/25/2057*(13)	97,292	97,788
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.68% (3 ML+1.37%) due 04/20/2027*(6)	250,000	252,101

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Vibrant CLO VI, Ltd. FRS Series 2017-6A, Class A 2.57% (3 ML+1.24%) due 06/20/2029*(6)	$250,000	$251,779
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 2.75% (3 ML+1.45%) due 10/14/2026*(6)	250,000	249,748
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.78% (3 ML+1.48%) due 04/18/2027*(6)	250,000	251,307
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.32% due 09/15/2057(7)(8)(13)	986,937	56,954
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	68,541
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.10% due 01/25/2035(5)(13)	78,805	79,081
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.17% due 03/25/2035(5)(13)	56,286	56,840
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.29% due 11/25/2034(5)(13)	1,858	1,873
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.52% due 10/25/2036(5)(13)	35,539	34,961
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	74,833
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	127,700
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	117,331
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	53,563
Total Asset Backed Securities (cost $11,861,546)		12,013,999
Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 8.8%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052*	$33,000	$33,000
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	50,000	51,390
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	24,164
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	10,000	10,354
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	35,296
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	30,914
		100,728
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	35,000	36,519
General Motors Co. Senior Notes 6.75% due 04/01/2046	60,000	72,276
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	35,847
		144,642
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	45,000	44,829
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	65,000	66,225
Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	24,556
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,557
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	120,000	122,056
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	70,850

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$60,000	$66,927
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	18,157
		322,103
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	5,017
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	10,000	10,134
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,248
		20,399
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	125,000	129,314
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	60,000	66,152
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	38,489
		233,955
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	25,000	24,620
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	33,000	34,013
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	15,000	14,893
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	16,014
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	45,000	49,725
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	12,000	12,174
		151,439
Security Description	Principal Amount(11)	Value (Note 2)
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	$50,000	$54,548
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	15,000	15,638
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	80,000	80,495
SBA Tower Trust Senior Sec. Notes 3.17% due 04/09/2047*	75,000	74,948
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	85,000	84,933
		240,376
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	26,625
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,713
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	25,000	26,037
		58,375
Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,664
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	42,321
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	45,000	48,106
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	29,342

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	$20,000	$18,434
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	45,000	48,389
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	40,000	39,749
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	35,306
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	5,000	5,035
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,087
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	40,000	44,000
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	37,910
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	43,894
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	45,000	46,629
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	90,000	97,762
		566,628
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,937
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	45,000
		55,937
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	15,075
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	25,812
Computers — 0.2%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,124
Security Description	Principal Amount(11)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.35% due 02/09/2027	$30,000	$30,888
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	28,430
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,108
Dell International LLC/EMC Corp. Senior Sec. Notes 4.42% due 06/15/2021*	15,000	15,749
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	10,000	12,843
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	45,000	46,645
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	35,000	37,025
		186,812
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	20,000	20,766
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,787
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	35,000	35,578
		45,365
Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	50,071
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	60,000	61,068
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	85,000	86,341
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	30,874
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	42,593
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	41,459

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	$5,000	$5,414
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	82,551
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	11,591
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	35,000	36,007
Citigroup, Inc. FRS Senior Notes 2.41% (3 ML+1.10%) due 05/17/2024	55,000	55,122
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	34,447
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	85,000	88,534
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	75,000	79,165
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	8,857
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,615
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	55,000	55,129
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	45,406
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	75,969
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	20,282
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,011
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,291
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	5,039
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	28,619
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	$27,000	$29,005
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	21,349
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	59,404
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	21,000	27,705
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	10,000	9,992
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	25,000	25,085
JPMorgan Chase & Co. FRS Senior Notes 2.54% (3 ML+1.23%) due 10/24/2023	35,000	35,759
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	25,000	25,007
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	80,000	81,286
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,541
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	45,000	47,456
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	12,397
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,146
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,036
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	20,229
Morgan Stanley Senior Notes 3.13% due 07/27/2026	10,000	9,809
Morgan Stanley Senior Notes 3.59% due 07/22/2028	90,000	90,335
Morgan Stanley Senior Notes 3.63% due 01/20/2027	65,000	65,883

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	$35,000	$35,605
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,814
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	128,055
		1,836,353
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	20,000	20,049
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	10,000	10,038
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	50,000	50,884
		80,971
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	5,000	5,027
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	10,000	10,723
		15,750
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,090
AES Corp. Senior Notes 5.50% due 03/15/2024	40,000	41,650
AES Corp. Senior Notes 5.50% due 04/15/2025	5,000	5,256
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,638
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	37,701
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,000
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	40,795
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	45,699
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	$5,000	$5,290
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	25,000	25,061
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	15,000	14,994
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	67,448
Southern Co. Senior Notes 1.85% due 07/01/2019	20,000	19,990
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,051
		346,663
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,982
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	105,000	106,752
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	41,095
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	20,983
		168,830
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	25,000	24,920
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,700
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	43,450
		54,150
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	40,000	40,745

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(3)	$10,000	$625
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)(3)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)(3)	15,000	2
		41,373
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	35,000	35,839
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	25,000	25,557
		61,396
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	25,000	24,686
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	35,223
Gas-Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	21,075
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,200
		26,275
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,511
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,459
		35,970
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	30,000	32,025
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	35,000	29,925
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	$7,000	$11,353
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,900
Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	25,000	26,000
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	70,653
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	25,204
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,181
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	16,183
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,950
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,821
		77,339
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,092
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,065
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,719
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	27,085
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,524
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	50,000	53,060
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,549
		159,094

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	$20,000	$19,750
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	20,000	19,650
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	40,000	42,262
		81,662
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,037
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	75,000	74,939
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	5,000	5,119
		105,095
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	25,000	26,750
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	40,000	49,721
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	14,000	17,463
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	10,000	10,163
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,922
		90,269
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	35,000	35,962
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	40,000	39,331
Xerox Corp. Senior Notes 3.63% due 03/15/2023	50,000	49,582
		88,913
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	$40,000	$39,696
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	14,276
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,190
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,776
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,695
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	5,000	5,022
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,013
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,244
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	13,201
Hess Corp. Senior Notes 4.30% due 04/01/2027	30,000	29,736
Hess Corp. Senior Notes 5.60% due 02/15/2041	5,000	5,010
Hess Corp. Senior Notes 5.80% due 04/01/2047	5,000	5,139
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	20,706
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	40,000	47,534
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	15,000
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	30,000	29,165
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,965
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	30,000	30,592
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	25,000	24,562

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 6.13% due 11/15/2022	$15,000	$15,037
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	15,000	15,037
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,338
		366,934
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	34,528
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	10,000	10,732
		45,260
Pipelines — 0.5%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	20,000	19,600
DCP Midstream Operating LP Company Guar. Notes 9.75% due 03/15/2019*	5,000	5,463
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	10,000	10,783
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	150,000	150,809
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	40,000	43,097
MPLX LP Senior Notes 4.13% due 03/01/2027	30,000	30,545
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,235
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,783
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	15,000	15,224
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	15,121
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	25,000	25,796
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines (continued)
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	$35,000	$35,603
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	15,000	15,956
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	34,459
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,975
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	10,000	10,350
		432,799
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,952
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,148
		15,100
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	21,425
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	15,000	15,994
		37,419
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	35,000	32,275
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,850
		37,125
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	50,000	50,862
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	18,774
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	45,000	51,753
		121,389

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	$35,000	$35,407
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	15,000	15,122
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	40,000	40,062
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	41,155
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	25,000	26,042
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	55,000	55,107
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,754
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,682
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	55,000	52,893
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	55,000	55,268
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	10,000	10,524
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	29,000	28,490
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	10,006
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	55,000	56,352
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	15,000	14,289
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	15,485
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	5,000	5,483
		438,592
Security Description	Principal Amount(11)	Value (Note 2)
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	$15,000	$14,663
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	35,000	35,112
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	35,000	35,917
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	60,000	60,229
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	39,050
		184,971
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	70,000	70,192
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	29,736
		99,928
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	20,000	21,302
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	21,781
		43,083
Total U.S. Corporate Bonds & Notes (cost $7,765,309)		7,942,653
FOREIGN CORPORATE BONDS & NOTES — 1.6%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	100,702
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	34,626
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,785
		49,411
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	60,000	60,243
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	200,000	208,130
		268,373

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	$10,000	$9,818
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	39,860
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	20,000	19,711
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	10,000	9,628
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	5,000	4,769
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	25,000	26,438
		100,406
Medical-Generic Drugs — 0.4%
Allergan Funding SCS Company Guar. Notes 2.35% due 03/12/2018	135,000	135,394
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020	95,000	96,988
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,282
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	25,000	25,438
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	25,000	25,920
		309,022
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	55,000	62,408
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000	5,731
		68,139
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	10,000	10,110
Security Description	Principal Amount(11)		Value (Note 2)
Oil Companies-Exploration & Production (continued)
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038		$25,000	$30,018
Encana Corp. Senior Notes 3.90% due 11/15/2021		25,000	25,763
			65,891
Oil Companies-Integrated — 0.2%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*		5,000	4,957
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039		5,000	5,756
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*		10,000	11,082
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		10,000	10,639
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		39,000	41,492
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		30,000	32,168
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	77,101
			183,195
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027		15,000	15,208
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		35,000	36,892
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		40,000	46,000
Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034		15,000	16,594
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*		15,000	16,275
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*		35,000	35,544

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	$25,000	$30,870
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	35,000	36,006
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	23,080
		59,086
Total Foreign Corporate Bonds & Notes (cost $1,393,884)		1,411,426
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	6,527
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	91,474
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	45,000	49,757
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	35,000	40,179
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,319
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	175,000	67,375
State of California General Obligation Bonds 7.55% due 04/01/2039	5,000	7,668
State of California General Obligation Bonds 7.63% due 03/01/2040	70,000	107,264
State of Illinois General Obligations Bonds 5.16% due 02/01/2018	5,000	5,046
State of Illinois General Obligations Bonds 5.38% due 07/01/2018	30,000	30,642
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	105,000	106,473
Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	$15,000	$15,682
Total Municipal Bonds & Notes (cost $541,981)		534,406
U.S. GOVERNMENT AGENCIES — 13.6%
Federal Home Loan Mtg. Corp. — 3.7%
2.50% due 01/01/2028	5,647	5,727
2.50% due 04/01/2028	19,201	19,467
3.00% due 08/01/2027	7,262	7,469
3.00% due 10/01/2042	14,646	14,796
3.00% due 11/01/2042	12,331	12,447
3.00% due 02/01/2043	31,164	31,465
3.00% due 08/01/2043	149,424	150,723
3.00% due October TBA	1,200,000	1,204,359
3.50% due 03/01/2042	7,480	7,753
3.50% due 08/01/2042	38,791	40,208
3.50% due 09/01/2043	27,263	28,315
3.50% due October TBA	700,000	721,957
4.00% due 03/01/2023	2,550	2,636
4.00% due 10/01/2043	35,125	37,075
4.00% due October TBA	500,000	526,445
4.50% due 01/01/2039	1,191	1,279
5.00% due 05/01/2020	46,804	47,983
5.00% due 05/01/2034	17,612	19,464
5.50% due 07/01/2034	5,926	6,619
5.50% due 05/01/2037	2,254	2,506
6.00% due 08/01/2026	16,121	18,135
6.50% due 05/01/2029	1,198	1,341
7.50% due 08/01/2023	45	45
7.50% due 08/01/2025	1,142	1,145
Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.53%) due 02/01/2037	2,404	2,487
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.07% due 10/25/2047*(7)(13)	70,000	70,643
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K67, Class B 3.94% due 08/25/2027*(7)(13)	20,000	20,113
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K725, Class B 4.01% due 02/25/2024*(7)(13)	25,000	25,373
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K726, Class B 4.11% due 07/25/2049*(7)(13)	45,000	45,558
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K64, Class B 4.12% due 03/25/2027*(7)(13)	20,000	20,127

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2012-K706, Class B 4.17% due 11/25/2044*(7)(13)	$60,000	$60,960
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K66, Class B 4.17% due 07/25/2027*(7)(13)	34,000	33,817
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K65, Class B 4.21% due 05/25/2027*(7)(13)	40,000	41,165
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2010-K8, Class B 5.44% due 09/25/2043*(7)(13)	80,000	85,550
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(7)(8)(13)	319,635	15,671
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(5)	3,950	3,932
Series 1577, Class PK 6.50% due 09/15/2023(5)	2,710	2,905
Series 1226, Class Z 7.75% due 03/15/2022(5)	312	339
		3,337,999
Federal National Mtg. Assoc. — 6.3%
2.50% due 02/01/2043	74,308	72,288
2.50% due 03/01/2043	147,450	143,422
2.64% due 03/01/2027	28,612	28,328
2.78% due 03/01/2027	63,000	62,975
2.97% due 06/01/2027	109,535	110,912
2.97% due 06/01/2030	124,000	123,918
3.00% due 12/01/2027	9,882	10,177
3.00% due 01/01/2028	10,758	11,084
3.00% due October TBA	800,000	822,000
3.50% due October TBA	1,900,000	1,958,707
4.00% due 11/01/2040	15,437	16,331
4.00% due 12/01/2040	40,376	42,709
4.00% due 11/01/2041	5,092	5,384
4.00% due 01/01/2042	12,553	13,273
4.00% due 11/01/2043	21,079	22,255
4.00% due 12/01/2043	12,491	13,344
4.00% due October TBA	600,000	631,734
4.50% due 01/01/2039	3,211	3,451
4.50% due 06/01/2039	36,015	39,010
4.50% due 09/01/2039	8,257	8,901
4.50% due 05/01/2041	7,418	8,025
4.50% due October TBA	600,000	644,063
5.00% due 03/01/2018	197	202
5.00% due 06/01/2019	465	476
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.00% due 03/01/2020	$2,130	$2,189
5.00% due 05/01/2035	2,461	2,710
5.00% due 07/01/2040	49,643	54,227
5.00% due October TBA	300,000	327,235
5.50% due 05/01/2020	14,524	14,884
5.50% due 06/01/2020	10,967	11,197
5.50% due 12/01/2029	2,315	2,559
5.50% due 06/01/2035	154,661	173,700
5.50% due 06/01/2036	70,973	79,450
5.50% due 08/01/2037	12,400	13,846
5.50% due 06/01/2038	9,709	10,833
6.00% due 06/01/2021	30,484	31,542
6.00% due 12/01/2033	8,275	9,464
6.00% due 05/01/2034	7,029	8,031
6.00% due 08/01/2034	1,491	1,704
6.00% due 11/01/2038	1,940	2,203
7.00% due 06/01/2037	15,336	17,440
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.79% (1 ML+3.55%) due 07/25/2029	30,000	31,639
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.59% (1 ML+4.35%) due 05/25/2029	60,000	65,233
Federal National Mtg. Assoc. FRS 3.13% (12 ML+1.82%) due 10/01/2040	3,479	3,638
Federal National Mtg. Assoc. FRS 3.21% (12 ML+1.57%) due 05/01/2037	3,517	3,678
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	7,250	7,197
		5,667,568
Government National Mtg. Assoc. — 3.6%
3.00% due October TBA	500,000	506,953
3.50% due October TBA	1,200,000	1,247,250
4.00% due 07/15/2041	31,153	32,890
4.00% due 08/15/2041	9,932	10,537
4.00% due 10/15/2041	18,708	19,746
4.00% due October TBA	1,200,000	1,264,276
4.50% due 06/15/2041	154,985	167,675
6.00% due 11/15/2028	19,938	22,513
7.00% due 07/15/2033	9,194	10,649
9.00% due 11/15/2021	110	119
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(5)	800	920
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	5,555	6,522
		3,290,050

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		$10,000	$10,033
Total U.S. Government Agencies (cost $12,279,312)			12,305,650
U.S. GOVERNMENT TREASURIES — 10.6%
United States Treasury Bonds — 0.9%
2.50% due 02/15/2045		5,000	4,663
2.88% due 11/15/2046		70,000	70,249
3.00% due 05/15/2045		58,000	59,722
3.00% due 11/15/2045		145,000	149,152
3.63% due 08/15/2043		160,000	183,613
4.38% due 11/15/2039(10)		99,200	126,224
5.00% due 05/15/2037		141,000	192,718
			786,341
United States Treasury Notes — 9.7%
0.25% due 01/15/2025 TIPS(9)(12)		946,695	937,304
1.13% due 08/31/2021		763,000	743,687
1.13% due 09/30/2021		801,000	779,943
1.25% due 10/31/2021		313,000	306,006
1.50% due 05/31/2019		1,705,000	1,706,598
1.50% due 07/15/2020		925,000	922,471
1.63% due 05/15/2026		468,000	443,905
1.88% due 02/28/2022		384,000	384,120
1.88% due 03/31/2022		1,019,000	1,018,682
2.00% due 02/15/2023		570,000	570,312
2.00% due 02/15/2025		1,010,000	996,191
			8,809,219
Total U.S. Government Treasuries (cost $9,665,520)			9,595,560
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Sovereign — 1.3%
Government of Canada Bonds 1.00% due 09/01/2022	CAD	1,474,000	1,138,680
United Mexican States Senior Notes 5.75% due 10/12/2110		46,000	49,312
Total Foreign Government Obligations (cost $1,189,957)			1,187,992
Total Long-Term Investment Securities (cost $86,222,008)			97,477,344
SHORT-TERM INVESTMENT SECURITIES — 2.4%
Foreign Government Obligations — 1.5%
Government of Japan Bills (0.09)% due 10/10/2017	JPY	42,400,000	376,813
Government of Japan Bills (0.21)% due 10/10/2017	JPY	81,600,000	725,186
Republic of Argentina Bills 2.80% due 11/24/2017		9,243	9,204
Republic of Argentina Bills 2.81% due 11/10/2017		9,242	9,214
Republic of Argentina Bills 2.81% due 01/26/2018		21,034	20,831
Security Description	Principal Amount(11)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
Republic of Argentina Bills 3.06% due 06/15/2018	$101,133	$99,036
Republic of Argentina Bills 3.08% due 05/24/2018	30,436	29,803
Republic of Argentina Bills 3.16% due 12/15/2017	55,557	55,224
Republic of Argentina Bills 3.30% due 04/27/2018	55,477	54,473
		1,379,784
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 10/02/17	273,000	273,000
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 0.61% due 10/02/2017	500,000	499,992
Total Short-Term Investment Securities (cost $2,173,202)		2,152,776
TOTAL INVESTMENTS (cost $88,395,210)(14)	110.0%	99,630,120
Liabilities in excess of other assets	(10.0)	(9,062,682)
NET ASSETS	100.0%	$90,567,438

#  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $10,942,528 representing 12.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,046	$761.35	0.00%

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

(2)  Security is classified as Level 3 (see Note 2).

(3)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $312,097 representing 0.3% of net assets.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  Principal amount of security is adjusted for inflation.

(10)  The security of a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  Denominated in United States Dollars unless otherwise indicated.

(12)  The security of a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(14)  See Note 4 for cost of investments on a tax basis.

ARS — Argentina Peso

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

5 Yr UIRS — 5 Year USD Interest Rate Swap
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	E-Mini Russell 2000 Index	December 2017	$293,850	$298,580	$4,730
5	Short	Long Gilt Future	December 2017	850,337	829,996	20,341
23	Short	U.S. Treasury 10 Year Notes	December 2017	2,911,836	2,882,188	29,648
6	Long	U.S. Treasury 10 Year Ultra Bonds	December 2017	820,235	805,969	(14,266)
8	Long	U.S. Treasury 2 Year Notes	December 2017	1,727,813	1,725,625	(2,188)
4	Long	U.S. Treasury 5 Year Notes	December 2017	472,173	470,000	(2,173)
12	Long	U.S. Treasury Ultra Bonds	December 2017	2,009,913	1,981,500	(28,413)
						$7,679

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	JPY	42,410,000	USD	376,074	10/10/2017	$—	$(946)
Deutsche Bank AG	JPY	81,600,000	USD	750,339	10/10/2017	24,925	—
Goldman Sachs International	EGP	191,000	USD	9,830	03/06/2018	—	(551)
	EGP	275,000	USD	14,074	03/29/2018	—	(780)
	USD	10,277	EGP	191,000	03/06/2018	104	—
	USD	14,962	EGP	275,000	03/29/2018	—	(108)
						104	(1,439)
HSBC Bank USA	CAD	450,000	USD	362,608	10/31/2017	1,886	—
Royal Bank of Canada	CAD	967,000	USD	782,993	10/31/2017	7,841	—
Net Unrealized Appreciation (Depreciation)						$34,756	$(2,385)

CAD — Canadian Dollar

EGP — Egyptian Pound

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds — H.15-OIS-COMPOUND/ Annually	1.63%/Annually	$—	$3,995

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Real Estate Operations & Development	$18,827	$73,100	$—	$91,927
Television	93,746	—	3,046	96,792
Other Industries	51,609,083	—	—	51,609,083
Preferred Securities/Capital Securities:
Diversified Banking Institutions	—	687,855	—	687,855
Finance-Investment Banker/Broker	—	—	1	1
Asset Backed Securities:
Diversified Financial Services	—	11,550,466	463,533	12,013,999
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	41,370	3	41,373
Other Industries	—	7,901,280	—	7,901,280
Foreign Corporate Bonds & Notes	—	1,411,426	—	1,411,426
Municipal Bonds & Notes	—	534,406	—	534,406
U.S. Government Agencies	—	12,305,650	—	12,305,650
U.S. Government Treasuries	—	9,595,560	—	9,595,560
Foreign Government Obligations	—	1,187,992	—	1,187,992
Short-Term Investment Securities	—	2,152,776	—	2,152,776
Total Investments at Value	$51,721,656	$47,441,881	$466,583	$99,630,120
Other Financial Instruments:†
Futures Contracts	$54,719	$—	$—	$54,719
Forward Foreign Currency Contracts	—	34,756	—	34,756
Centrally Cleared Interest Rate Swap Contracts	—	3,995	—	3,995
Total Other Financial Instruments	$54,719	$38,751	$—	$93,470
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$47,040	$—	$—	$47,040
Forward Foreign Currency Contracts	—	2,385	—	2,385
Total Other Financial Instruments	$47,040	$2,385	$—	$49,425

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Diversified Financial Services	22.8%
United States Treasury Notes	12.3
Federal National Mtg. Assoc.	10.2
Federal Home Loan Mtg. Corp.	6.9
Government National Mtg. Assoc.	5.8
Diversified Banking Institutions	4.7
Sovereign	2.8
Foreign Government Obligations	2.6
United States Treasury Bonds	1.8
Web Portals/ISP	1.8
Applications Software	1.8
Electronic Components-Semiconductors	1.7
Cable/Satellite TV	1.5
Computers	1.5
Finance-Credit Card	1.4
Medical-Biomedical/Gene	1.3
E-Commerce/Products	1.2
Retail-Restaurants	1.1
Internet Content-Entertainment	1.1
Municipal Bonds & Notes	1.1
Medical-Drugs	1.0
Oil Companies-Exploration & Production	1.0
Medical-HMO	1.0
Tobacco	0.9
Telephone-Integrated	0.8
Pipelines	0.8
Aerospace/Defense	0.8
Transport-Rail	0.8
Real Estate Investment Trusts	0.7
Consulting Services	0.7
Electronic Forms	0.7
Diversified Manufacturing Operations	0.7
Banks-Commercial	0.7
Electric-Integrated	0.6
Multimedia	0.6
Medical-Generic Drugs	0.6
Beverages-Non-alcoholic	0.6
Banks-Super Regional	0.6
Enterprise Software/Service	0.6
Entertainment Software	0.6
Retail-Building Products	0.6
Medical-Hospitals	0.5
Auto/Truck Parts & Equipment-Original	0.5
Industrial Gases	0.4
Commercial Services	0.4
Brewery	0.4
Building-Heavy Construction	0.4
E-Commerce/Services	0.4
Airlines	0.4
Medical Instruments	0.4
Cosmetics & Toiletries	0.4
Diagnostic Equipment	0.4
Oil Companies-Integrated	0.4
Finance-Investment Banker/Broker	0.4
Building Products-Cement	0.3
Coatings/Paint	0.3
Finance-Other Services	0.3
Electric Products-Misc.	0.3
Electronic Components-Misc.	0.3
Electronic Connectors	0.3
Instruments-Controls	0.3%
U.S. Government Agencies	0.3
Computer Aided Design	0.3
Insurance-Property/Casualty	0.3
Containers-Paper/Plastic	0.3
Broadcast Services/Program	0.3
Retail-Discount	0.3
Athletic Footwear	0.3
Auto-Cars/Light Trucks	0.3
Recreational Vehicles	0.3
Agricultural Chemicals	0.3
Cellular Telecom	0.3
Food-Confectionery	0.3
Medical Information Systems	0.3
Commercial Services-Finance	0.3
Medical Products	0.2
Drug Delivery Systems	0.2
Retail-Gardening Products	0.2
Retail-Drug Store	0.2
Finance-Consumer Loans	0.2
Medical-Wholesale Drug Distribution	0.2
Food-Catering	0.2
Computer Services	0.2
Office Automation & Equipment	0.2
Computer Software	0.2
Apparel Manufacturers	0.1
Retail-Auto Parts	0.1
Distribution/Wholesale	0.1
Metal-Iron	0.1
Cruise Lines	0.1
Steel-Producers	0.1
Semiconductor Equipment	0.1
Building-Residential/Commercial	0.1
Building & Construction Products-Misc.	0.1
Independent Power Producers	0.1
Wireless Equipment	0.1
Retail-Apparel/Shoe	0.1
Chemicals-Specialty	0.1
Oil Refining & Marketing	0.1
Telecommunication Equipment	0.1
Rental Auto/Equipment	0.1
Insurance Brokers	0.1
Transport-Services	0.1
Music	0.1
Food-Wholesale/Distribution	0.1
Insurance-Life/Health	0.1
Insurance-Multi-line	0.1
Metal-Aluminum	0.1
Gas-Distribution	0.1
116.9%

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Credit Quality†##
Aaa	59.2%
Aa	1.3
A	6.5
Baa	11.6
Ba	5.5
B	0.7
Caa	0.8
Ca	0.2
Not Rated@	14.2
100.0%

*  Calculated as a percentage of net assets

#  See Note 1

†  Source: Moody's

##  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.5%
Aerospace/Defense — 0.7%
General Dynamics Corp.	1,389	$285,550
Northrop Grumman Corp.	622	178,962
		464,512
Agricultural Chemicals — 0.3%
Monsanto Co.	1,377	164,992
Airlines — 0.3%
United Continental Holdings, Inc.†	3,144	191,407
Apparel Manufacturers — 0.1%
Carter's, Inc.	968	95,590
Applications Software — 1.6%
Microsoft Corp.	9,911	738,270
salesforce.com, Inc.†	2,923	273,067
		1,011,337
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,321	172,194
Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	2,410	237,144
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	8,245	371,107
Building Products-Cement — 0.3%
Vulcan Materials Co.	1,851	221,380
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	8,276	318,460
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	1,672	103,096
Coatings/Paint — 0.3%
Sherwin-Williams Co.	582	208,379
Commercial Services — 0.4%
CoStar Group, Inc.†	641	171,948
ServiceMaster Global Holdings, Inc.†	2,408	112,526
		284,474
Commercial Services-Finance — 0.2%
Equifax, Inc.	994	105,354
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	4,922	194,271
Computer Services — 0.2%
Amdocs, Ltd.	1,816	116,805
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	2,418	97,083
Computers — 1.2%
Apple, Inc.	4,959	764,281
Consulting Services — 0.4%
Gartner, Inc.†	997	124,037
Verisk Analytics, Inc.†	1,479	123,038
		247,075
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	4,169	178,100
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	2,194	$236,601
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,397	75,508
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	944	178,605
Distribution/Wholesale — 0.1%
Fastenal Co.	2,031	92,573
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	2,683	159,451
Illinois Tool Works, Inc.	1,836	271,654
		431,105
Drug Delivery Systems — 0.2%
DexCom, Inc.†	3,116	152,450
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	728	699,863
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	143	261,807
Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,300	217,932
Electronic Components-Misc. — 0.3%
Flex, Ltd.†	12,743	211,152
Electronic Components-Semiconductors — 1.4%
Broadcom, Ltd.	1,324	321,123
Microchip Technology, Inc.	2,588	232,351
Texas Instruments, Inc.	3,435	307,913
		861,387
Electronic Connectors — 0.3%
Amphenol Corp., Class A	2,462	208,384
Electronic Forms — 0.7%
Adobe Systems, Inc.†	2,983	445,004
Enterprise Software/Service — 0.6%
Tyler Technologies, Inc.†	1,303	227,139
Ultimate Software Group, Inc.†	745	141,252
		368,391
Entertainment Software — 0.6%
Activision Blizzard, Inc.	5,430	350,289
Finance-Consumer Loans — 0.1%
Synchrony Financial	2,426	75,327
Finance-Credit Card — 1.4%
MasterCard, Inc., Class A	2,808	396,490
Visa, Inc., Class A	4,576	481,578
		878,068
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	3,501	170,849
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	2,133	146,537
Food-Catering — 0.2%
Aramark	3,168	128,652
Food-Confectionery — 0.3%
Hershey Co.	1,472	160,698

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Independent Power Producers — 0.1%
NRG Energy, Inc.	2,541	$65,024
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,890	285,806
Instruments-Controls — 0.3%
Sensata Technologies Holding NV†	4,244	204,009
Insurance-Property/Casualty — 0.3%
Progressive Corp.	3,824	185,158
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	4,013	685,701
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,031	128,215
Medical Instruments — 0.4%
Boston Scientific Corp.†	8,147	237,648
Medical Products — 0.1%
Cooper Cos., Inc.	397	94,133
Medical-Biomedical/Gene — 1.2%
Biogen, Inc.†	845	264,587
Celgene Corp.†	2,134	311,180
Regeneron Pharmaceuticals, Inc.†	478	213,723
		789,490
Medical-Drugs — 0.8%
Allergan PLC	823	168,674
Eli Lilly & Co.	4,324	369,875
		538,549
Medical-HMO — 0.7%
Aetna, Inc.	1,339	212,914
Humana, Inc.	819	199,533
		412,447
Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	2,164	97,272
Universal Health Services, Inc., Class B	1,249	138,564
		235,836
Multimedia — 0.4%
Walt Disney Co.	2,769	272,940
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	2,047	99,996
Real Estate Investment Trusts — 0.7%
American Tower Corp.	2,662	363,842
Starwood Waypoint Homes	2,000	72,740
		436,582
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	1,593	166,676
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	1,430	59,502
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	156	92,837
Retail-Building Products — 0.5%
Lowe's Cos., Inc.	3,580	286,185
Security Description	Shares/ Principal Amount(11)		Value (Note 2)
Retail-Discount — 0.3%
Costco Wholesale Corp.		1,061	$174,312
Retail-Gardening Products — 0.2%
Tractor Supply Co.		2,293	145,124
Retail-Restaurants — 1.1%
Dunkin' Brands Group, Inc.		2,931	155,577
McDonald's Corp.		2,051	321,351
Starbucks Corp.		4,614	247,818
			724,746
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†		1,655	54,963
Television — 0.0%
ION Media Networks, Inc.†(1)(8)(12)		10	7,614
Tobacco — 0.4%
Altria Group, Inc.		4,294	272,325
Transport-Rail — 0.5%
CSX Corp.		6,218	337,389
Web Portals/ISP — 1.8%
Alphabet, Inc., Class C†		1,181	1,132,709
Total Common Stocks (cost $15,898,820)			20,024,139
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(2)	EUR	200,000	246,426
Diversified Banking Institutions — 1.0%
Credit Agricole SA 8.13% due 12/23/2025*(2)		200,000	236,750
Credit Suisse Group AG 6.25% due 12/18/2024*(2)		200,000	213,000
Societe Generale SA 8.25% due 11/29/2018(2)		200,000	211,480
			661,230
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(8)		16,000	2
Total Preferred Securities/Capital Securities (cost $893,205)			907,658
ASSET BACKED SECURITIES — 22.8%
Diversified Financial Services — 22.8%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.41% (1 ML+0.17%) due 01/25/2037(3)		47,035	44,954
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		15,000	15,042

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 2.56% (3 ML+1.25%) due 07/25/2029*(4)	$250,000	$252,188
Angel Oak Mtg. Trust LLC VRS Series 2017-2, ClassA1 2.48% due 07/25/2047*(3)(13)	61,600	61,444
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(13)	36,551	36,544
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.81% (1 ML+1.58%) due 10/25/2034(8)	18,976	18,969
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.42% (3 ML+1.12%) due 01/18/2025*(4)	250,000	250,362
Babson CLO, Ltd. FRS Series 2016-2A, Class A 2.76% (3 ML+1.45%) due 07/20/2028*(4)	250,000	250,925
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(5)	63,000	65,807
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(13)	103,513	106,177
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(13)	93,244	95,591
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(13)	95,052	97,393
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(13)	92,138	95,936
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)(13)	298,000	305,776
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(13)	108,467	113,045
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	210,000	214,950
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.08% (1 ML+0.85%) due 08/15/2036*(5)	$152,000	$152,213
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.30% due 02/25/2036(3)(13)	127,337	119,297
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	12,708	12,661
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.42% (3 ML+1.12%) due 07/15/2025*(4)	250,000	250,239
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.50% (3 ML+1.20%) due 10/15/2026*(4)	250,000	251,071
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.79% (3 ML+1.47%) due 04/27/2027*(4)	250,000	251,088
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,086
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.41% (3 ML+1.10%) due 01/25/2026*(4)	250,000	250,354
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.52% (3 ML+1.20%) due 05/24/2026*(4)	250,000	251,376
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	122,000	128,046
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.43% due 12/10/2049(5)(13)	2,611	2,610
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	72,204	66,915
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(13)	145,000	144,999
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(13)	80,642	81,637
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(5)	65,000	69,252

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	$125,105	$126,717
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	140,000	146,451
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	155,000	160,431
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	150,000	158,962
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	195,000	210,737
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.27% due 12/10/2049(5)(13)	5,721	5,717
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	51,145	46,406
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.00% due 06/15/2057(5)(6)(13)	1,236,078	57,696
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(5)	125,000	130,958
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(13)	53,170	53,635
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(13)	87,884	87,388
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(13)	76,775	76,573
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.73% (3 ML+1.43%) due 10/15/2028*(4)	250,000	253,293
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.23% due 05/25/2035(3)(13)	115,258	115,416
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,570
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,000
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.54% (3 ML+1.22%) due 07/24/2030*(4)	$250,000	$251,835
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	125,000	126,438
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	30,445	35,098
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	104,294
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	146,000	153,149
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	140,000	148,781
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.42% due 03/25/2047(3)(13)	30,378	28,116
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.48% due 04/25/2036(3)(13)	9,554	8,287
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	159,475
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	50,848	51,034
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.78% (1 ML+0.54%) due 05/25/2035(3)	78,501	78,653
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	114,467	119,203
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	68,000	73,005
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	67,870	67,929
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	65,000	68,400
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(13)	92,334	93,312
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(8)	100,000	100,043

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment Ltd. FRS Series 2016-5, Class A1 3.24% (1 ML+2.00%) due 11/01/2021*(3)	$49,541	$49,560
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.24% (1 ML+2.00%) due 02/01/2022*(3)	73,320	73,119
Madison Park Funding XIV, Ltd. FRS Series 2014-14A, Class A1R 2.43% (3 ML+1.12%) due 07/20/2026*(4)	250,000	251,976
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.47% (3 ML+1.16%) due 07/23/2029*(4)	250,000	251,145
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.97% due 02/25/2035(3)(13)	21,495	21,943
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.19% due 12/25/2034(3)(13)	35,005	35,667
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.28% due 12/15/2047(5)(6)(13)	351,837	17,627
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.62% due 06/15/2050(5)(6)(13)	124,792	12,225
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(5)	105,000	108,658
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.50% due 01/11/2043(5)(13)	27,516	27,685
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	40,752	34,816
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.41% (1 ML+1.17%) due 06/10/2019*(3)	153,000	152,999
MortgageIT Trust FRS Series 2005-4, Class A1 1.52% (1 ML+0.28%) due 10/25/2035(3)	167,763	165,551
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	114,000	113,154
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	$100,000	$99,903
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.74% (1 ML+1.50%) due 07/25/2056*(3)	146,676	150,767
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(13)	108,787	112,371
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(13)	94,785	97,821
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(13)	184,405	192,011
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(13)	184,083	192,431
New Residential Mtg. Loan Trust VRS Series 2017-3A, ClassA1 4.00% due 04/25/2057*(3)(13)	145,062	150,938
New Residential Mtg. Loan Trust VRS Series 2017-4A, ClassA1 4.00% due 05/25/2057*(3)(13)	120,756	125,767
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(13)	28,366	28,640
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)(8)	110,000	108,781
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 2.82% (3 ML+1.45%) due 07/17/2029*(4)	250,000	254,347
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.87% (3 ML+1.55%) due 02/15/2026*(4)	250,000	250,134
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.83% (3 ML+1.53%) due 04/17/2027*(4)	215,000	215,027
OneMain Financial Issuance Trust Series 2017-1A, ClassA1 2.37% due 09/14/2032*	139,000	138,403
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	172,953

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.34% (1 ML+0.10%) due 02/25/2037(8)	$39,866	$25,252
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.76% (3 ML+1.45%) due 04/30/2027*(4)	250,000	251,277
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	4,433	4,439
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.37% (1 ML+0.13%) due 05/25/2037(8)	102,470	79,756
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	92,301	92,263
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(8)	56,852	57,433
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.83% (3 ML+1.53%) due 04/15/2027*(4)	250,000	251,367
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.49% (1 ML+0.25%) due 11/25/2036(8)	200,000	163,266
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	145,006
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(13)	94,173	93,705
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(13)	76,316	76,654
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(13)	188,317	189,308
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(13)	92,670	93,167
Towd Point Mtg. Trust VRS Series 2017-4, ClassA1 2.75% due 06/25/2057*(13)	126,603	127,180
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 06/25/2057*(13)	97,292	97,788
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.68% (3 ML+1.37%) due 04/20/2027*(4)	250,000	252,101
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	$80,000	$81,890
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 2.75% (3 ML+1.45%) due 10/14/2026*(4)	250,000	249,748
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.78% (3 ML+1.48%) due 04/18/2027*(4)	250,000	251,307
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.32% due 09/15/2057(5)(6)(13)	986,937	56,954
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	105,000	110,721
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(5)(13)	10,000	8,748
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.10% due 01/25/2035(3)(13)	105,073	105,441
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.17% due 03/25/2035(3)(13)	73,634	74,359
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.29% due 11/25/2034(3)(13)	3,673	3,701
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.52% due 10/25/2036(3)(13)	43,740	43,029
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,811
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(5)(6)(13)	502,873	10,778
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	145,280	154,602
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	55,111	58,908
Total Asset Backed Securities (cost $14,327,791)		14,498,327

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 14.5%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052*	$39,000	$39,000
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	60,000	61,668
Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	24,164
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,177
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	45,380
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	36,067
		110,788
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	40,000	41,736
General Motors Co. Senior Notes 6.75% due 04/01/2046	75,000	90,346
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	35,847
		167,929
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	50,000	49,810
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	75,000	76,413
Banks-Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	29,467
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,557
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	132,227
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	86,032
Security Description	Principal Amount(11)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$10,000	$11,155
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	75,000	90,784
		369,222
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	5,017
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	10,000	10,134
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,248
		20,399
Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	150,000	155,177
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	70,000	77,177
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	48,111
		280,465
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	30,000	29,544
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	37,105
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	19,857
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	16,014
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	55,250
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	19,000	19,276
		177,046
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	65,458

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	$15,000	$15,637
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	90,000	90,557
SBA Tower Trust Senior Sec. Notes 3.17% due 04/09/2047*	85,000	84,942
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	100,000	99,920
		275,419
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	31,950
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,712
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	31,245
		68,907
Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,664
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	26,451
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	85,521
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	29,342
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	18,434
Security Description	Principal Amount(11)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	$50,000	$53,766
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,589
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	40,000	39,749
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	40,349
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	5,000	5,035
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	10,219
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	41,000	45,100
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	42,649
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	49,381
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	50,000	51,810
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	120,000	130,349
		659,408
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,937
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	50,625
		61,562
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	15,075
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	30,975
Computers — 0.3%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,124

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 3.35% due 02/09/2027	$20,000	$20,592
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	42,645
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,108
Dell International LLC/EMC Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,998
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,422
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	50,000	51,827
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	40,000	42,315
		200,031
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	25,957
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,787
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	45,744
		55,531
Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	45,064
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	100,000	101,780
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	100,000	101,578
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	41,459
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	35,000	37,900
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	104,564
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	$90,000	$92,591
Citigroup, Inc. FRS Senior Notes 2.41% (3 ML+1.10%) due 05/17/2024	70,000	70,155
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	44,289
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	140,000	147,775
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,749
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,615
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,118
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	35,000	35,316
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	70,905
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	50,705
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,025
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	10,000	10,078
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	52,639
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	40,187
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	72,605
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	44,000	58,049
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	5,000	4,996
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	30,000	30,102
JPMorgan Chase & Co. FRS Senior Notes 2.54% (3 ML+1.23%) due 10/24/2023	30,000	30,650

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	$30,000	$30,008
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	95,000	96,527
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,116
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	50,000	52,729
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	12,397
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,097
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,053
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	15,172
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	24,522
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	105,391
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	40,543
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	40,691
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	21,085
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	1,047
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	108,631
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	102,444
		2,111,347
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	20,000	20,049
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	15,000	15,058
Security Description	Principal Amount(11)	Value (Note 2)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	$55,000	$55,972
		91,079
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	10,000	10,054
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	10,000	10,723
		20,777
Electric-Integrated — 0.6%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	8,240
AES Corp. Senior Notes 5.50% due 03/15/2024	45,000	46,856
AES Corp. Senior Notes 5.50% due 04/15/2025	5,000	5,256
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,566
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	47,126
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,000
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,994
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	45,699
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,580
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	30,000	30,074
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	19,991
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	67,448
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,987
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,051
		401,868

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	$10,000	$11,982
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	120,000	122,002
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	41,095
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	26,229
		189,326
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,905
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 6.63% due 07/26/2021	20,000	21,400
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	43,450
		64,850
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	50,000	50,931
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(8)	19,000	1,188
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(8)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(8)	26,000	3
		52,124
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	40,000	40,959
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	30,000	30,668
		71,627
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	29,623
Security Description	Principal Amount(11)	Value (Note 2)
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	$40,000	$40,255
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	26,344
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,200
		31,544
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,851
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,460
		46,311
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	35,000	37,362
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	40,000	34,200
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,353
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	21,200
Medical Information Systems — 0.1%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	30,000	31,200
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	80,746
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,245
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,181
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	21,578

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	$10,000	$9,899
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,821
		92,724
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	20,123
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,065
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,719
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	54,171
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	58,367
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,548
		184,993
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,687
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	20,000	19,650
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	45,000	47,545
		91,882
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,044
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	90,000	89,927
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	10,000	10,239
		130,210
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	30,000	32,100
Security Description	Principal Amount(11)	Value (Note 2)
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	$50,000	$62,151
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	23,000	28,689
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	5,000	5,082
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,922
		108,844
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	41,100
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	55,000	54,080
Xerox Corp. Senior Notes 3.63% due 03/15/2023	60,000	59,498
		113,578
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	45,000	44,658
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	20,000	19,035
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,190
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,164
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,695
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	5,000	5,022
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,012
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,325
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	13,201
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	34,692

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 5.60% due 02/15/2041	$5,000	$5,010
Hess Corp. Senior Notes 5.80% due 04/01/2047	5,000	5,139
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,883
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	53,476
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	20,000
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	38,887
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	40,000	40,789
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	29,475
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,037
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	20,050
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,337
		433,077
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	45,000	44,393
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	10,000	10,732
		55,125
Pipelines — 0.8%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,975
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,800
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,188
DCP Midstream Operating LP Company Guar. Notes 9.75% due 03/15/2019*	5,000	5,463
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	$5,000	$5,467
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	175,000	175,944
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	50,000	53,871
MPLX LP Senior Notes 4.13% due 03/01/2027	35,000	35,636
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,235
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,783
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	15,000	15,224
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	15,121
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,955
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	35,000	35,602
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	20,000	21,275
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,305
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,975
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	15,000	15,525
		494,344
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	15,000	14,929
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,148
		20,077

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	$20,000	$21,425
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	26,656
		48,081
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	36,885
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	70,000	71,207
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,387
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	55,000	63,253
		143,847
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	30,000	30,349
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	15,000	15,122
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	70,000	70,109
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	41,155
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	20,000	20,833
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	70,000	70,136
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,682
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	65,000	62,510
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	65,000	65,317
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	15,786
Security Description	Principal Amount(11)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	$31,000	$30,455
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	50,032
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	20,492
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	39,000	37,151
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	5,000	5,483
		514,141
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	19,550
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	50,000	50,160
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	35,000	35,917
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	70,000	70,267
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	47,271
		223,165
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	75,000	75,206
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	34,691
		109,897
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	26,627
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	16,336
		42,963
Total U.S. Corporate Bonds & Notes (cost $8,996,220)		9,197,883

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 2.9%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	$105,000	$105,737
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	45,000	44,519
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,785
		59,304
Consulting Services — 0.3%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	206,109
Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	55,000	55,223
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	200,000	204,135
		259,358
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,727
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	49,825
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	20,000	19,711
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	10,000	9,628
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	5,000	4,769
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	30,000	31,725
		115,658
Security Description	Principal Amount(11)	Value (Note 2)
Medical-Generic Drugs — 0.6%
Allergan Funding SCS Company Guar. Notes 2.35% due 03/12/2018	$175,000	$175,510
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020	105,000	107,198
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,282
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000	35,613
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000	31,104
		374,707
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000	79,429
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000	11,462
		90,891
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	10,000	10,110
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	30,018
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000	30,915
		71,043
Oil Companies-Integrated — 0.4%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	5,000	4,957
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	5,000	5,756
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	13,000	12,123
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	15,000	16,623
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	20,000	21,278
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	34,000	36,173

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		$40,000	$42,891
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	90,023
			229,824
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027		20,000	20,277
Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		40,000	42,162
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		50,000	57,500
Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034		15,000	16,594
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*		20,000	21,700
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*		45,000	45,700
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		30,000	37,044
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		40,000	41,150
Nokia OYJ Senior Notes 6.63% due 05/15/2039		20,000	23,080
			64,230
Total Foreign Corporate Bonds & Notes (cost $1,812,954)			1,832,565
MUNICIPAL BONDS & NOTES — 1.1%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040		90,000	117,610
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029		50,000	55,285
Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
City of Chicago, IL Series B 7.38% due 01/01/2033	$45,000	$51,659
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,319
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	300,000	115,500
State of California General Obligation Bonds 7.63% due 03/01/2040	85,000	130,249
State of Illinois General Obligation Bonds 5.16% due 02/01/2018	10,000	10,093
State of Illinois 5.38% due 07/01/2018	30,000	30,642
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	120,000	121,684
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	25,000	26,136
Total Municipal Bonds & Notes (cost $683,887)		665,177
U.S. GOVERNMENT AGENCIES — 22.9%
Federal Home Loan Mtg. Corp. — 6.9%
2.50% due 01/01/2028	13,177	13,364
2.50% due 04/01/2028	32,916	33,372
3.00% due 08/01/2027	48,740	50,145
3.00% due 10/01/2042	33,236	33,575
3.00% due 11/01/2042	16,890	17,049
3.00% due 08/01/2043	290,437	292,966
3.00% due 04/01/2046	187,583	188,459
3.00% due October TBA	1,100,000	1,103,996
3.50% due 03/01/2042	11,687	12,114
3.50% due 08/01/2042	67,884	70,364
3.50% due 09/01/2043	49,074	50,967
3.50% due October TBA	800,000	825,094
4.00% due 03/01/2023	5,100	5,272
4.00% due 09/01/2040	6,342	6,704
4.00% due 10/01/2043	70,250	74,149
4.00% due October TBA	900,000	947,601
4.50% due 01/01/2039	2,323	2,494
5.00% due 12/01/2020	4,187	4,376
5.00% due 05/01/2021	43,034	44,602
5.00% due 07/01/2021	12,633	12,951
5.00% due 05/01/2034	32,680	36,131
5.50% due 05/01/2037	7,066	7,858
5.50% due 06/01/2037	3,821	4,277
6.00% due 08/01/2036	3,881	4,366
6.50% due 05/01/2029	1,796	2,012
6.50% due 07/01/2035	2,119	2,375

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. FRS 2.91% (6 ML+1.53%) due 02/01/2037	$4,371	$4,522
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.07% due 10/25/2047*(5)(13)	80,000	80,735
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K67, Class B 3.94% due 08/25/2027*(5)(13)	25,000	25,141
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K725, Class B 4.01% due 02/25/2024*(5)(13)	30,000	30,448
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K726, Class B 4.11% due 07/25/2049*(5)(13)	50,000	50,620
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K64, Class B 4.12% due 03/25/2027*(5)(13)	20,000	20,126
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2012-K706, Class B 4.17% due 11/25/2044*(5)(13)	70,000	71,120
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K66, Class B 4.17% due 07/25/2027*(5)(13)	40,000	39,785
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2017-K65, Class B 4.21% due 05/25/2027*(5)(13)	45,000	46,310
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2010-K8, Class B 5.44% due 09/25/2043*(5)(13)	90,000	96,244
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(5)(6)(13)	374,572	18,364
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	7,637	7,603
Series 1577, Class PK 6.50% due 09/15/2023(3)	4,064	4,357
Series 1226, Class Z 7.75% due 03/15/2022(3)	445	484
		4,342,492
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. — 10.2%
2.50% due 04/01/2028	$52,871	$53,565
2.50% due 02/01/2043	74,308	72,288
2.50% due 03/01/2043	144,127	140,194
2.64% due 03/01/2027	38,149	37,771
2.66% due 03/01/2027	410,000	405,446
2.78% due 03/01/2027	78,000	77,969
3.00% due 10/01/2027	20,445	21,065
3.00% due 12/01/2027	11,859	12,212
3.00% due 01/01/2028	28,687	29,558
3.00% due October TBA	900,000	924,750
3.50% due October TBA	2,200,000	2,267,976
4.00% due 11/01/2025	7,042	7,401
4.00% due 09/01/2040	4,656	4,924
4.00% due 12/01/2040	90,845	96,095
4.00% due 11/01/2041	8,387	8,868
4.00% due 01/01/2042	25,105	26,546
4.00% due 12/01/2043	25,606	27,355
4.00% due October TBA	500,000	526,445
4.50% due 01/01/2039	6,421	6,903
4.50% due 09/01/2039	15,482	16,688
4.50% due 09/01/2040	31,427	34,016
4.50% due 05/01/2041	13,806	14,936
4.50% due October TBA	800,000	858,750
5.00% due 03/01/2018	1,117	1,143
5.00% due 06/01/2019	1,417	1,451
5.00% due 05/01/2035	332	366
5.00% due 07/01/2040	23,676	25,861
5.00% due October TBA	300,000	327,235
5.50% due 10/01/2021	6,864	7,191
5.50% due 06/01/2022	2,609	2,716
5.50% due 12/01/2029	4,784	5,289
5.50% due 05/01/2034	17,137	19,180
5.50% due 08/01/2037	24,800	27,692
5.50% due 06/01/2038	6,068	6,771
6.00% due 06/01/2026	14,902	16,762
6.00% due 04/01/2027	73,186	82,320
6.00% due 12/01/2033	22,568	25,812
6.00% due 05/01/2034	14,831	16,945
6.50% due 06/01/2035	50,386	56,487
6.50% due 10/01/2037	3,413	3,790
7.00% due 06/01/2037	15,941	18,127
Federal National Mtg. Assoc. FRS 3.13% (12 ML+1.82%) due 10/01/2040	6,643	6,945
Federal National Mtg. Assoc. FRS 3.21% (12 ML+1.57%) due 05/01/2037	6,239	6,525
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.79% (1 ML+3.55%) due 07/25/2029	35,000	36,912

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.59% (1 ML+4.35%) due 05/25/2029	$70,143	$76,260
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	10,513	10,436
		6,453,937
Government National Mtg. Assoc. — 5.8%
3.00% due October TBA	700,000	709,734
3.50% due October TBA	1,500,000	1,559,062
4.00% due 09/15/2040	18,690	19,809
4.00% due 11/15/2040	72,667	77,002
4.00% due October TBA	1,000,000	1,053,086
4.50% due 02/15/2039	7,209	7,716
4.50% due 08/15/2041	158,702	171,100
5.50% due 05/15/2036	7,667	8,542
6.00% due 09/15/2032	10,953	12,843
6.00% due 12/15/2033	37,658	43,714
7.00% due 07/15/2033	9,534	11,043
7.00% due 11/15/2033	10,532	12,327
8.00% due 11/15/2031	3,655	3,719
9.00% due 11/15/2021	119	129
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(3)	124	137
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	7,993	9,184
		3,699,147
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000	25,084
Total U.S. Government Agencies (cost $14,503,144)		14,520,660
U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 1.8%
2.50% due 02/15/2045(9)	213,000	198,656
2.88% due 11/15/2046	228,000	228,811
3.00% due 11/15/2045	170,000	174,868
3.00% due 02/15/2047	108,000	111,092
5.00% due 05/15/2037	324,000	442,842
		1,156,269
United States Treasury Notes — 12.3%
0.25% due 01/15/2025 TIPS(7)(10)	1,147,196	1,135,816
1.25% due 06/30/2019	2,395,000	2,386,580
1.25% due 10/31/2021	418,000	408,660
1.63% due 03/15/2020	1,020,000	1,021,634
2.00% due 02/15/2023	580,000	580,317
2.00% due 06/30/2024	340,000	336,945
Security Description	Principal Amount(11)		Value (Note 2)
United States Treasury Notes (continued)
2.00% due 02/15/2025		$1,605,000	$1,583,057
2.63% due 11/15/2020		340,000	350,001
			7,803,010
Total U.S. Government Treasuries (cost $9,022,848)			8,959,279
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Sovereign — 2.8%
Government of Canada Bonds 1.00% due 09/01/2022	CAD	1,710,000	1,320,993
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		200,000	201,208
Sultanate of Oman Senior Bonds 5.38% due 03/08/2027*		200,000	205,483
United Mexican States Senior Notes 5.75% due 10/12/2110		54,000	57,888
Total Foreign Government Obligations (cost $1,779,515)			1,785,572
Total Long-Term Investment Securities (cost $67,918,384)			72,391,260
SHORT-TERM INVESTMENT SECURITIES — 2.9%
Foreign Government Obligations — 2.6%
Government of Japan Bills (0.09)% due 10/10/2017	JPY	49,500,000	439,911
Government of Japan Bills (0.21)% due 10/10/2017	JPY	95,000,000	844,274
Republic of Argentina Bills 2.80% due 11/24/2017		10,867	10,821
Republic of Argentina Bills 2.81% due 11/10/2017		10,728	10,695
Republic of Argentina Bills 2.81% due 01/26/2018		24,977	24,736
Republic of Argentina Bills 3.06% due 06/15/2018		119,763	117,279
Republic of Argentina Bills 3.13% due 05/24/2018		35,783	35,039
Republic of Argentina Bills 3.17% due 12/15/2017		64,816	64,428
Republic of Argentina Bills 3.30% due 04/27/2018		65,521	64,335
			1,611,518

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.61% due 10/02/2017	$200,000	$199,997
Total Short-Term Investment Securities (cost $1,835,280)		1,811,515
TOTAL INVESTMENTS (cost $69,753,664)(14)	116.9%	74,202,775
Liabilities in excess of other assets	(16.9)	(10,726,872)
NET ASSETS	100.0%	$63,475,903

#  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $14,134,425 representing 22.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security classified as Level 3 (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  Principal amount of security is adjusted for inflation.

(8)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $562,309 representing 0.9% of net assets.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$7,614	$761.35	0.01%

(13)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(14)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Dollar

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

5 Yr ES — 5 Year EUR Swap

5 Yr UIRS — 5 Year USD Interest Rate Swap

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Short	Long Gilt Futures	December 2017	$1,020,396	$995,995	$24,401
31	Short	U.S. Treasury 10 Year Notes	December 2017	3,924,648	3,884,687	39,961
8	Long	U.S. Treasury 10 Year Ultra Bonds	December 2017	1,093,609	1,074,625	(18,984)
6	Long	U.S. Treasury 2 Year Notes	December 2017	1,294,313	1,294,219	(94)
22	Long	U.S. Treasury 5 Year Notes	December 2017	2,601,700	2,585,000	(16,700)
11	Long	U.S. Treasury Ultra Bonds	December 2017	1,844,820	1,816,375	(28,445)
						$139

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	JPY	49,511,000	USD	439,042	10/10/2017	$—	$(1,105)
Deutsche Bank AG	JPY	95,000,000	USD	873,556	10/10/2017	29,017	—
Goldman Sachs International	EGP	220,000	USD	11,323	03/06/2018	—	(634)
	EGP	325,000	USD	16,633	03/29/2018	—	(922)
	USD	11,837	EGP	220,000	03/06/2018	120	—
	USD	17,682	EGP	325,000	03/29/2018	—	(128)
						120	(1,684)
HSBC Bank USA	CAD	523,000	USD	421,432	10/31/2017	2,192	—
Morgan Stanley and Co., Inc.	EUR	204,000	USD	241,466	10/31/2017	—	(1)
Royal Bank of Canada	CAD	1,121,000	USD	907,689	10/31/2017	9,090	—
Net Unrealized Appreciation (Depreciation)						$40,419	$(2,790)

CAD — Canadian Dollar

EGP — Egyptian Pound

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	H.15-OIS-Compound/Annually	1 Year USD Federal Funds — 1.63%/Annually	$—	$4,794

OIS — Overnight Index Swap

USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$7,614	$7,614
Other Industries	20,016,525	—	—	20,016,525
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	907,656	—	907,656
Asset Backed Securities:
Diversified Financial Services	—	14,083,770	414,557	14,498,327
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	52,119	5	52,124
Other Industries	—	9,145,759	—	9,145,759
Foreign Corporate Bonds & Notes	—	1,832,565	—	1,832,565
Municipal Bond & Notes	—	665,177	—	665,177
U.S. Government Agencies	—	14,520,660	—	14,520,660
U.S. Government Treasuries	—	8,959,279	—	8,959,279
Foreign Government Obligations	—	1,785,572	—	1,785,572
Short-Term Investment Securities	—	1,811,515	—	1,811,515
Total Investments at Value	$20,016,525	$53,764,072	$422,178	$74,202,775
Other Financial Instruments:†
Futures Contracts	$64,362	$—	$—	$64,362
Forward Foreign Currency Contracts	—	40,419	—	40,419
Centrally Cleared Interest Rate Swap Contracts	—	4,794	—	4,794
Total Other Financial Instruments	$64,362	$45,213	$—	$109,575
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$64,223	$—	$—	$64,223
Forward Foreign Currency Contracts	—	2,790	—	2,790
Total Other Financial Instruments	$64,223	$2,790	$—	$67,013

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Diversified Financial Services	28.2%
United States Treasury Notes	15.0
Federal National Mtg. Assoc.	13.9
Government National Mtg. Assoc.	8.0
Federal Home Loan Mtg. Corp.	7.7
Diversified Banking Institutions	6.2
Sovereign	3.5
Foreign Government Obligations	3.1
United States Treasury Bonds	2.7
Cable/Satellite TV	1.5
Municipal Bonds & Notes	1.2
Oil Companies-Exploration & Production	1.1
Electronic Components-Semiconductors	1.1
Pipelines	1.1
Telephone-Integrated	1.0
Applications Software	1.0
Computers	1.0
Web Portals/ISP	0.9
Medical-Biomedical/Gene	0.9
Electric-Integrated	0.8
E-Commerce/Products	0.8
Tobacco	0.7
Medical-Generic Drugs	0.7
Banks-Super Regional	0.7
Finance-Credit Card	0.7
Medical-Drugs	0.6
Medical-HMO	0.6
Consulting Services	0.6
Retail-Restaurants	0.6
Building-Heavy Construction	0.6
Transport-Rail	0.6
Internet Content-Entertainment	0.6
Brewery	0.5
Aerospace/Defense	0.5
Multimedia	0.4
Oil Companies-Integrated	0.4
Real Estate Investment Trusts	0.4
Medical-Hospitals	0.4
Electronic Forms	0.4
Banks-Commercial	0.3
Broadcast Services/Program	0.3
Diversified Manufacturing Operations	0.3
Retail-Building Products	0.3
Auto-Cars/Light Trucks	0.3
Beverages-Non-alcoholic	0.3
Enterprise Software/Service	0.3
Auto/Truck Parts & Equipment-Original	0.3
Entertainment Software	0.3
Retail-Drug Store	0.3
Airlines	0.3
Medical-Wholesale Drug Distribution	0.3
Medical Products	0.3
Finance-Other Services	0.2
Diagnostic Equipment	0.2
Commercial Services	0.2
Industrial Gases	0.2
Office Automation & Equipment	0.2
E-Commerce/Services	0.2
Coatings/Paint	0.2
Building Products-Cement	0.2
Cellular Telecom	0.2%
Cosmetics & Toiletries	0.2
Finance-Consumer Loans	0.2
Medical Instruments	0.2
Metal-Iron	0.2
Electric Products-Misc.	0.2
Electronic Connectors	0.2
Electronic Components-Misc.	0.2
Instruments-Controls	0.2
Medical Information Systems	0.2
Computer Aided Design	0.2
Commercial Services-Finance	0.2
Semiconductor Equipment	0.2
Finance-Investment Banker/Broker	0.1
Containers-Paper/Plastic	0.1
Insurance-Property/Casualty	0.1
Retail-Discount	0.1
Steel-Producers	0.1
Agricultural Chemicals	0.1
Athletic Footwear	0.1
Recreational Vehicles	0.1
Building-Residential/Commercial	0.1
Food-Confectionery	0.1
Building & Construction Products-Misc.	0.1
Wireless Equipment	0.1
Drug Delivery Systems	0.1
Retail-Gardening Products	0.1
Chemicals-Specialty	0.1
Oil Refining & Marketing	0.1
Food-Catering	0.1
Computer Services	0.1
Rental Auto/Equipment	0.1
Transport-Services	0.1
Insurance-Life/Health	0.1
Music	0.1
Computer Software	0.1
Food-Wholesale/Distribution	0.1
Apparel Manufacturers	0.1
Retail-Auto Parts	0.1
Distribution/Wholesale	0.1
Insurance Brokers	0.1
Insurance-Multi-line	0.1
Metal-Aluminum	0.1
Cruise Lines	0.1
Gas-Distribution	0.1
Beverages-Wine/Spirits	0.1
Electronic Measurement Instruments	0.1
Food-Misc./Diversified	0.1
Independent Power Producers	0.1
Data Processing/Management	0.1
Television	0.1
Tennessee Valley Authority	0.1
122.7%

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Credit Quality†##
Aaa	59.7%
Aa	1.8
A	6.5
Baa	11.6
Ba	5.4
B	0.7
Caa	0.9
Ca	0.2
Not Rated@	13.2
100.0%

*  Calculated as a percentage of net assets

#  See Note 1

†  Source: Moody's

##  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.3%
Aerospace/Defense — 0.4%
General Dynamics Corp.	568	$116,770
Northrop Grumman Corp.	271	77,972
		194,742
Agricultural Chemicals — 0.1%
Monsanto Co.	606	72,611
Airlines — 0.2%
United Continental Holdings, Inc.†	1,324	80,605
Apparel Manufacturers — 0.1%
Carter's, Inc.	406	40,093
Applications Software — 0.8%
Microsoft Corp.	4,136	308,091
salesforce.com, Inc.†	1,226	114,533
		422,624
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,393	72,227
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	1,036	101,942
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,495	157,310
Building Products-Cement — 0.2%
Vulcan Materials Co.	743	88,863
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	3,558	136,912
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	691	42,607
Coatings/Paint — 0.2%
Sherwin-Williams Co.	252	90,226
Commercial Services — 0.2%
CoStar Group, Inc.†	265	71,086
ServiceMaster Global Holdings, Inc.†	996	46,543
		117,629
Commercial Services-Finance — 0.1%
Equifax, Inc.	417	44,198
Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	2,027	80,006
Computer Services — 0.1%
Amdocs, Ltd.	749	48,176
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	1,015	40,752
Computers — 0.6%
Apple, Inc.	2,065	318,258
Consulting Services — 0.2%
Gartner, Inc.†	405	50,386
Verisk Analytics, Inc.†	620	51,578
		101,964
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	1,823	77,879
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	920	$99,213
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	586	31,673
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	397	75,112
Distribution/Wholesale — 0.1%
Fastenal Co.	857	39,062
Diversified Manufacturing Operations — 0.3%
A.O. Smith Corp.	1,051	62,461
Illinois Tool Works, Inc.	766	113,337
		175,798
Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,310	64,092
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	303	291,289
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	59	108,018
Electric Products-Misc. — 0.2%
AMETEK, Inc.	1,367	90,277
Electronic Components-Misc. — 0.2%
Flex, Ltd.†	5,251	87,009
Electronic Components-Semiconductors — 0.7%
Broadcom, Ltd.	555	134,610
Microchip Technology, Inc.	1,118	100,374
Texas Instruments, Inc.	1,441	129,171
		364,155
Electronic Connectors — 0.2%
Amphenol Corp., Class A	1,029	87,095
Electronic Forms — 0.4%
Adobe Systems, Inc.†	1,248	186,177
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	556	96,922
Ultimate Software Group, Inc.†	307	58,207
		155,129
Entertainment Software — 0.3%
Activision Blizzard, Inc.	2,278	146,954
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,087	33,751
Finance-Credit Card — 0.7%
MasterCard, Inc., Class A	1,178	166,334
Visa, Inc., Class A	1,926	202,692
		369,026
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,469	71,687
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	891	61,212
Food-Catering — 0.1%
Aramark	1,323	53,727
Food-Confectionery — 0.1%
Hershey Co.	622	67,904

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Independent Power Producers — 0.1%
NRG Energy, Inc.	1,065	$27,253
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	773	116,893
Instruments-Controls — 0.2%
Sensata Technologies Holding NV†	1,771	85,132
Insurance-Property/Casualty — 0.1%
Progressive Corp.	1,588	76,891
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	1,679	286,891
Medical Information Systems — 0.1%
athenahealth, Inc.†	433	53,848
Medical Instruments — 0.2%
Boston Scientific Corp.†	3,361	98,040
Medical Products — 0.1%
Cooper Cos., Inc.	184	43,628
Medical-Biomedical/Gene — 0.7%
Biogen, Inc.†	350	109,592
Celgene Corp.†	938	136,779
Regeneron Pharmaceuticals, Inc.†	200	89,424
		335,795
Medical-Drugs — 0.4%
Allergan PLC	345	70,708
Eli Lilly & Co.	1,809	154,742
		225,450
Medical-HMO — 0.3%
Aetna, Inc.	552	87,773
Humana, Inc.	344	83,809
		171,582
Medical-Hospitals — 0.2%
Envision Healthcare Corp.†	908	40,815
Universal Health Services, Inc., Class B	516	57,245
		98,060
Multimedia — 0.2%
Walt Disney Co.	1,155	113,848
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	844	41,229
Real Estate Investment Trusts — 0.4%
American Tower Corp.	1,117	152,672
Starwood Waypoint Homes	839	30,514
		183,186
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	689	72,090
Retail-Apparel/Shoe — 0.0%
L Brands, Inc.	589	24,508
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	66	39,277
Retail-Building Products — 0.2%
Lowe's Cos., Inc.	1,530	122,308
Security Description	Shares/ Principal Amount(10)	Value (Note 2)
Retail-Discount — 0.1%
Costco Wholesale Corp.	453	$74,423
Retail-Gardening Products — 0.1%
Tractor Supply Co.	944	59,746
Retail-Restaurants — 0.6%
Dunkin' Brands Group, Inc.	1,230	65,288
McDonald's Corp.	855	133,962
Starbucks Corp.	2,010	107,957
		307,207
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	685	22,749
Television — 0.0%
ION Media Networks, Inc.†(1)(11)(12)	4	3,045
Tobacco — 0.2%
Altria Group, Inc.	1,820	115,424
Transport-Rail — 0.3%
CSX Corp.	2,520	136,735
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	496	475,719
Total Common Stocks (cost $6,695,698)		8,398,941
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Diversified Banking Institutions — 1.5%
Credit Agricole SA 8.13% due 12/23/2025(2)	$200,000	236,750
Credit Suisse Group AG 6.25% due 12/18/2024(2)	275,000	292,875
Societe Generale SA 8.25% due 11/29/2018(2)	225,000	237,915
		767,540
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(11)	8,000	1
Total Preferred Securities/Capital Securities (cost $699,526)		767,541
ASSET BACKED SECURITIES — 28.2%
Diversified Financial Services — 28.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.41% (1 ML+0.17%) due 01/25/2037(3)	56,274	53,784
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	7,020
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 2.56% (3 ML+1.25%) due 07/25/2029*(4)	250,000	252,188

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(13)	$61,600	$61,444
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(13)	36,551	36,544
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.81% (1 ML+1.58%) due 10/25/2034(11)	3,795	3,794
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.42% (3 ML+1.12%) due 01/18/2025*(4)	250,000	250,362
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(13)	103,513	106,177
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(13)	93,244	95,591
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(13)	95,052	97,393
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(13)	92,138	95,936
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)(13)	298,000	305,776
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(13)	112,986	117,755
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	235,000	240,539
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.08% (1 ML+0.85%) due 08/15/2036*(5)	153,000	153,214
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.30% due 02/25/2036(3)(13)	151,328	141,774
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	15,250	15,194
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.42% (3 ML+1.12%) due 07/15/2025*(4)	$250,000	$250,239
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.50% (3 ML+1.20%) due 10/15/2026*(4)	250,000	251,071
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.79% (3 ML+1.47%) due 04/27/2027*(4)	250,000	251,088
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,086
CBAM CLO Management LLC FRS Series 2017-3A, Class A 2.55% (3ML+1.23%) due 10/17/2029*(4)	250,000	250,000
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.41% (3 ML+1.10%) due 01/25/2026*(4)	250,000	250,354
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.52% (3 ML+1.20%) due 05/24/2026*(4)	250,000	251,376
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	120,000	125,947
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	75,000	80,089
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.43% due 12/10/2049(5)(13)	2,938	2,936
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	79,725	73,885
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(13)	80,642	81,637
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(5)	75,000	79,906
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	110,000	111,417

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	$155,000	$162,142
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	155,059	160,492
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	149,000	157,902
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.27% due 12/10/2049(5)(13)	6,436	6,432
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	55,867	50,689
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.00% due 06/15/2057(5)(6)(13)	1,226,353	57,242
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(5)	125,000	130,958
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(13)	53,170	53,635
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(13)	87,884	87,388
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(13)	76,775	76,573
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class AR 2.38% (3 ML+1.08%) due 04/18/2026*(4)	250,000	250,693
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.23% due 05/25/2035(3)(13)	128,431	128,606
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,570
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,000
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.54% (3 ML+1.22%) due 07/24/2030*(4)	250,000	251,835
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	$160,000	$161,841
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	40,000	46,113
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	104,294
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	145,000	152,100
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	140,000	148,781
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.42% due 03/25/2047(3)(13)	30,378	28,116
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.48% due 04/25/2036(3)(13)	11,465	9,945
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	159,475
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	50,848	51,034
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.78% (1 ML+0.54%) due 05/25/2035(3)	82,239	82,398
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	138,314	144,037
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	67,870	67,929
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	64,000	67,347
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(13)	38,207	38,612
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(11)	100,000	100,044
LSTAR Securities Investment Ltd. FRS Series 2016-5, Class A1 3.24% (1 ML+2.00%) due 11/01/2021*(3)	49,541	49,560

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 2.99% (1 ML+1.75%) due 09/01/2022*(1)(3)	$100,000	$99,909
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.24% (1 ML+2.00%) due 02/01/2022*(3)	73,320	73,119
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.47% (3 ML+1.16%) due 07/23/2029*(4)	250,000	251,145
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 2.81% (3 ML+1.50%) due 07/25/2026*(4)	250,000	249,748
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.97% due 02/25/2035(3)(13)	20,472	20,898
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.19% due 12/25/2034(3)(13)	37,127	37,828
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.28% due 12/15/2047(5)(6)(13)	351,837	17,627
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(5)	25,000	26,629
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.62% due 06/15/2050(5)(6)(13)	129,784	12,714
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(5)	105,000	108,658
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.50% due 01/11/2043(5)(13)	32,103	32,299
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	37,492	32,031
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.41% (1 ML+1.17%) due 06/10/2019*(3)	153,000	152,999
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2005-4, Class A1 1.52% (1 ML+0.28%) due 10/25/2035(3)	$174,940	$172,633
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	115,000	114,146
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	99,904
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.74% (1 ML+1.50%) due 07/25/2056*(3)	147,634	151,753
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(13)	105,160	108,625
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(13)	94,872	97,910
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(13)	186,129	193,805
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(13)	188,466	197,013
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(13)	145,062	150,938
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(13)	120,756	125,767
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(13)	13,819	13,953
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	110,000	108,781
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.44% (3 ML+1.13%) due 07/20/2026*(4)	250,000	250,776

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.87% (3 ML+1.55%) due 02/15/2026*(4)	$250,000	$250,134
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.83% (3 ML+1.53%) due 04/17/2027*(4)	215,000	215,027
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	137,407
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	172,953
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.34% (1 ML+0.10%) due 02/25/2037(11)	48,172	30,513
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.76% (3 ML+1.45%) due 04/30/2027*(4)	250,000	251,277
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	1,939	1,942
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.37% (1 ML+0.13%) due 05/25/2037(11)	118,925	92,564
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	92,301	92,263
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(11)	56,852	57,433
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.83% (3 ML+1.53%) due 04/15/2027*(4)	250,000	251,367
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.49% (1 ML+0.25%) due 11/25/2036(11)	195,000	159,184
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	145,006
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(3)(13)	100,000	99,792
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(13)	90,551	90,101
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(13)	$76,316	$76,654
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(13)	190,920	191,925
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(13)	92,670	93,167
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(13)	127,585	128,166
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 06/25/2057*(13)	97,292	97,788
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.68% (3 ML+1.37%) due 04/20/2027*(4)	250,000	252,101
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 04/25/2059*	83,715	84,037
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 2.75% (3 ML+1.45%) due 10/14/2026*(4)	250,000	249,748
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.78% (3 ML+1.48%) due 04/18/2027*(4)	250,000	251,307
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.32% due 09/15/2057(5)(6)(13)	986,937	56,954
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	80,000	84,359
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(5)(13)	10,000	8,748
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.10% due 01/25/2035(3)(13)	113,829	114,228
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.17% due 03/25/2035(3)(13)	77,104	77,863
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.29% due 11/25/2034(3)(13)	1,770	1,784
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.52% due 10/25/2036(3)(13)	46,474	45,718

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	$85,000	$84,811
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(5)(6)(13)	568,607	12,187
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	145,000	154,304
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	130,000	138,664
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	60,000	64,133
Total Asset Backed Securities (cost $14,335,950)		14,534,516
U.S. CORPORATE BONDS & NOTES — 18.0%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052*	45,000	45,000
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	60,000	61,668
Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	24,164
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,177
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	45,380
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	36,067
		110,788
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	40,000	41,736
General Motors Co. Senior Notes 5.20% due 04/01/2045	10,000	10,067
General Motors Co. Senior Notes 6.75% due 04/01/2046	55,000	66,253
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	40,968
		159,024
Security Description	Principal Amount(10)	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	$50,000	$49,810
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	75,000	76,413
Banks-Super Regional — 0.7%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	29,468
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	24,446
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	132,227
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	90,000	91,093
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	85,000	94,813
		372,047
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	10,000	10,034
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	15,000	15,201
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,248
		30,483
Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	145,000	150,004
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	75,000	82,690
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	48,111
		280,805
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	30,000	29,544

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	$36,000	$37,105
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	19,857
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	16,014
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	55,250
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	19,000	19,276
		177,046
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	65,458
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	15,000	15,638
Building-Heavy Construction — 0.6%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	100,000	100,619
SBA Tower Trust Senior Sec. Notes 3.17% due 04/09/2047*	85,000	84,941
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	120,000	119,905
		305,465
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	31,950
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,713
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	31,245
		68,908
Cable/Satellite TV — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,665
Security Description	Principal Amount(10)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	$80,000	$85,521
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	35,210
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	18,434
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	59,142
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	40,000	39,749
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	40,350
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	5,000	5,035
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	4,088
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	45,000	49,500
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	47,387
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	49,381
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	40,000	41,448
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	105,000	114,055
		614,965
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,469
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	56,250
		61,719

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	$15,000	$15,075
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	30,975
Computers — 0.4%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,124
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	20,592
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	42,645
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,108
Dell International LLC/ EMC Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,998
Dell International LLC/ EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,422
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	55,000	57,010
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	40,000	42,315
		205,214
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	25,958
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,787
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	45,744
		55,531
Diversified Banking Institutions — 4.2%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	85,000	86,513
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	105,000	106,656
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	$45,000	$46,641
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	30,000	32,486
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	110,068
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	100,000	102,878
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,909
Citigroup, Inc. FRS Senior Notes 2.41% (3 ML+1.10%) due 05/17/2024	70,000	70,155
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	49,210
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	140,000	147,775
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,749
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	70,000	69,401
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,118
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	20,180
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,517
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	40,564
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,025
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	60,873
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	95,000	108,754
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	40,822
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,838

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	$55,000	$72,605
JPMorgan Chase & Co. FRS Senior Notes 2.54% (3 ML+1.23%) due 10/24/2023	30,000	30,650
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	75,000	75,020
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	50,804
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,507
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	55,000	58,002
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	18,595
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	110,000	111,400
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,081
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,143
Morgan Stanley Senior Notes 3.13% due 07/27/2026	11,000	10,790
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	105,391
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	15,204
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	40,691
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	52,713
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	2,094
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	108,631
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	102,444
		2,185,897
Security Description	Principal Amount(10)	Value (Note 2)
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	$20,000	$20,049
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	15,000	15,058
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	55,000	55,972
		91,079
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	10,000	10,054
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	10,000	10,723
		20,777
Electric-Integrated — 0.8%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,090
AES Corp. Senior Notes 5.50% due 03/15/2024	45,000	46,856
AES Corp. Senior Notes 5.50% due 04/15/2025	10,000	10,513
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,566
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	47,126
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,000
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,994
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	45,699
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,580
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	30,000	30,073
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	19,991
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	67,448

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern Co. Senior Notes 1.85% due 07/01/2019	$25,000	$24,987
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,051
		401,974
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,982
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	120,000	122,002
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	41,095
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	26,229
		189,326
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,905
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	5,000	5,167
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,700
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	48,881
		64,748
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,186
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(11)	10,000	625
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(11)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(11)	11,000	1
		10,813
Security Description	Principal Amount(10)	Value (Note 2)
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	$40,000	$40,959
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	30,000	30,668
		71,627
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	29,623
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,255
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	26,344
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,200
		31,544
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,511
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,459
		35,970
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	40,000	42,700
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	40,000	34,200
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,353
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	21,200
Medical Information Systems — 0.1%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	30,000	31,200

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	$80,000	$80,746
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,245
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,217
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	21,578
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,899
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,821
		93,760
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	20,123
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	54,171
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,524
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	58,367
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,548
		155,733
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	29,625
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	15,000	14,737
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	45,000	47,545
		91,907
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,044
Security Description	Principal Amount(10)	Value (Note 2)
Medical-Wholesale Drug Distribution (continued)
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	$90,000	$89,927
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	10,000	10,239
		130,210
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	30,000	32,100
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	62,151
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	36,000	44,905
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,922
		119,978
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	41,100
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	55,000	54,080
Xerox Corp. Senior Notes 3.63% due 03/15/2023	60,000	59,498
		113,578
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	55,000	54,583
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	14,276
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,190
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,164
Apache Corp. Senior Notes 4.25% due 01/15/2044	10,000	9,391
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	5,000	5,022
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,012

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	$20,000	$20,325
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	13,201
Hess Corp. Senior Notes 4.30% due 04/01/2027	40,000	39,647
Hess Corp. Senior Notes 5.60% due 02/15/2041	5,000	5,010
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,883
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	53,476
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	20,000
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	38,887
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	40,000	40,789
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	29,475
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,037
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	20,050
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,337
		442,755
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	45,000	44,393
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	10,000	10,732
		55,125
Pipelines — 1.0%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,975
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,800
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,187
Security Description	Principal Amount(10)	Value (Note 2)
Pipelines (continued)
DCP Midstream Operating LP Company Guar. Notes 9.75% due 03/15/2019*	$5,000	$5,462
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	5,000	5,354
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,467
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	175,000	175,944
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	50,000	53,871
MPLX LP Senior Notes 4.13% due 03/01/2027	35,000	35,636
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,235
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,783
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	15,000	15,224
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	35,000	36,678
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	15,121
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,955
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	20,000	20,344
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	20,000	21,275
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,305
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,975
Williams Cos., Inc. Senior Notes 4.55% due 06/24/2024	15,000	15,525
		521,116

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	$10,000	$9,952
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	10,000	10,296
		20,248
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	21,425
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	26,656
		48,081
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	36,885
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	60,000	61,034
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	23,989
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	50,000	57,503
		142,526
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	30,000	30,349
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	15,000	15,122
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	75,000	75,117
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	41,155
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	90,000	90,175
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,753
Security Description	Principal Amount(10)	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$30,000	$29,619
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	65,000	62,510
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	55,000	55,268
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	15,786
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	14,000	13,754
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	60,038
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	15,369
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	41,000	39,056
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	16,450
		517,050
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	19,550
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	50,000	50,160
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	40,000	41,048
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	70,000	70,267
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	50,354
		231,379
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	80,000	80,220
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	34,691
		114,911
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	26,627

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	$15,000	$16,336
		42,963
Total U.S. Corporate Bonds & Notes (cost $9,048,148)		9,261,785
FOREIGN CORPORATE BONDS & NOTES — 3.5%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	120,000	120,842
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	45,000	44,519
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,785
		59,304
Consulting Services — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	206,109
Diversified Banking Institutions — 0.5%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	55,000	55,223
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	200,000	204,135
		259,358
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,727
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	49,825
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	20,000	19,711
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	10,000	9,628
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	5,000	4,769
Security Description	Principal Amount(10)	Value (Note 2)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	$30,000	$31,725
		115,658
Medical-Generic Drugs — 0.7%
Allergan Funding SCS Company Guar. Notes 2.35% due 03/12/2018	165,000	165,481
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020	115,000	117,407
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000	25,282
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000	35,613
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000	31,104
		374,887
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000	79,429
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000	11,462
		90,891
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	10,000	10,110
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	30,018
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000	30,915
		71,043
Oil Companies-Integrated — 0.4%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*	5,000	4,957
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	5,000	5,756
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	9,325
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	20,000	21,278

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		$39,000	$41,492
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		40,000	42,891
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	91,055
			216,754
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027		20,000	20,277
Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		40,000	42,162
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025		50,000	57,500
Telephone-Integrated — 0.0%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034		15,000	16,594
Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*		20,000	21,700
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*		45,000	45,700
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		30,000	37,044
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027		40,000	41,150
Nokia OYJ Senior Notes 6.63% due 05/15/2039		20,000	23,080
			64,230
Total Foreign Corporate Bonds & Notes (cost $1,815,815)			1,834,780
MUNICIPAL BONDS & NOTES — 1.2%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040		90,000	117,610
Security Description	Principal Amount(10)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	$45,000	$49,757
City of Chicago IL Series B 7.38% due 01/01/2033	40,000	45,919
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,319
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	250,000	96,250
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	69,012
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,824
State of California General Obligation Bonds 7.63% due 03/01/2040	35,000	53,632
State of Illinois General Obligations Bonds 5.16% due 02/01/2018	5,000	5,046
State of Illinois 5.38% due 07/01/2018	30,000	30,642
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	135,000	136,894
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	20,000	20,909
Total Municipal Bonds & Notes (cost $646,303)		639,814
U.S. GOVERNMENT AGENCIES — 29.7%
Federal Home Loan Mtg. Corp. — 7.7%
2.50% due 01/01/2028	7,530	7,636
2.50% due 04/01/2028	16,458	16,686
2.91% (6 ML+1.53%) due 02/01/2037 FRS	2,076	2,148
3.00% due 08/01/2027	9,077	9,336
3.00% due 10/01/2042	18,590	18,779
3.00% due 11/01/2042	7,146	7,213
3.00% due 02/01/2043	31,164	31,465
3.00% due 08/01/2043	68,117	68,755
3.00% due 04/01/2045	400,269	401,999
3.00% due October TBA	1,100,000	1,103,996
3.50% due 02/01/2042	8,160	8,458
3.50% due 03/01/2042	4,675	4,846
3.50% due 09/01/2043	27,263	28,315
3.50% due October TBA	1,000,000	1,031,368
4.00% due 03/01/2023	2,550	2,636
4.00% due 10/01/2043	13,510	14,259
4.00% due October TBA	600,000	631,734

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 01/01/2039	$1,052	$1,130
5.00% due 12/01/2020	1,271	1,326
5.00% due 07/01/2021	6,219	6,524
5.00% due 05/01/2034	11,124	12,310
5.50% due 07/01/2034	6,914	7,722
5.50% due 07/01/2035	7,080	7,940
5.50% due 04/01/2037	2,563	2,855
5.50% due 05/01/2037	2,484	2,762
5.50% due 08/01/2037	14,179	15,899
6.00% due 08/01/2036	1,294	1,455
6.50% due 05/01/2029	2,401	2,689
6.50% due 11/01/2034	4,015	4,451
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.07% due 10/25/2047*(5)(13)	90,000	90,827
Series 2017-K67, Class B 3.94% due 08/25/2027*(5)(13)	25,000	25,141
Series 2017-K725, Class B 4.01% due 02/25/2024*(5)(13)	30,000	30,448
Series 2017-K726, Class B 4.11% due 07/25/2049*(5)(13)	50,000	50,620
Series 2017-K64, Class B 4.12% due 03/25/2027*(5)(13)	20,000	20,126
Series 2012-K706, Class B 4.17% due 11/25/2044*(5)(13)	75,000	76,200
Series 2017-K66, Class B 4.17% due 07/25/2027*(5)(13)	40,000	39,785
Series 2017-K65, Class B 4.21% due 05/25/2027*(5)(13)	45,000	46,310
Series 2010-K8, Class B 5.44% due 09/25/2043*(5)(13)	100,000	106,938
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(5)(6)(13)	379,566	18,609
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	1,053	1,049
Series 1577, Class PK 6.50% due 09/15/2023(3)	6,503	6,971
Series 1226, Class Z 7.75% due 03/15/2022(3)	624	677
		3,970,393
Security Description	Principal Amount(10)	Value (Note 2)
Federal National Mtg. Assoc. — 13.9%
2.50% due 02/01/2043	$148,617	$144,575
2.50% due 03/01/2043	147,450	143,422
2.64% due 03/01/2027	38,149	37,771
2.66% due 03/01/2027	210,000	207,668
2.78% due 03/01/2027	76,000	75,970
2.97% due 06/01/2027	134,430	136,119
3.00% due 01/01/2028	10,758	11,084
3.00% due October TBA	1,025,000	1,053,188
3.13% (12 ML+1.82%) due 10/01/2040 FRS	3,163	3,307
3.21% (12 ML+1.57%) due 05/01/2037 FRS	3,063	3,203
3.50% due October TBA	2,400,000	2,474,156
4.00% due 11/01/2040	61,748	65,323
4.00% due 11/01/2041	3,295	3,484
4.00% due 10/01/2043	60,023	63,262
4.00% due 11/01/2043	7,528	7,948
4.00% due 12/01/2043	38,096	40,699
4.00% due October TBA	700,000	737,023
4.50% due 01/01/2039	2,568	2,761
4.50% due 06/01/2039	36,015	39,010
4.50% due 05/01/2041	7,212	7,802
4.50% due October TBA	800,000	858,750
5.00% due 03/01/2018	417	427
5.00% due 06/01/2019	709	725
5.00% due 07/01/2040	23,471	25,636
5.50% due 06/01/2020	42,549	43,779
5.50% due 07/01/2020	6,566	6,701
5.50% due 03/01/2021	13,727	14,276
5.50% due 04/01/2021	11,946	12,372
5.50% due 06/01/2021	45,032	46,830
5.50% due 10/01/2021	25,279	26,348
5.50% due 12/01/2021	46,772	48,405
5.50% due 06/01/2022	45,441	46,887
5.50% due 12/01/2029	1,543	1,706
5.50% due 05/01/2034	3,402	3,807
5.50% due 08/01/2037	8,267	9,231
5.50% due 06/01/2038	728	813
5.50% due October TBA	200,000	221,298
6.00% due 06/01/2026	14,903	16,763
6.00% due 03/01/2027	19,597	22,043
6.00% due 12/01/2033	2,004	2,292
6.00% due 05/01/2034	8,434	9,637
6.00% due 08/01/2034	695	794
6.00% due 06/01/2040	4,341	4,931
6.00% due October TBA	300,000	337,828
6.50% due 11/01/2035	4,127	4,601
6.50% due 10/01/2037	1,940	2,154
7.00% due 06/01/2037	15,941	18,127
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.79% (1 ML+3.55%) due 07/25/2029(3)	35,000	36,912
Series 2016-C07, Class 2M2 5.59% (1 ML+4.35%) due 05/25/2029(3)	70,142	76,259
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	7,250	7,197
		7,165,304

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 8.0%
3.00% due October TBA	$700,000	$709,734
3.50% due October TBA	1,400,000	1,455,125
4.00% due 10/15/2040	21,593	23,122
4.00% due 02/15/2041	14,271	15,062
4.00% due 09/15/2041	15,790	16,729
4.00% due 10/15/2041	9,118	9,658
4.00% due October TBA	1,000,000	1,053,086
4.50% due 06/15/2041	183,223	198,225
5.00% due 01/15/2033	1,619	1,769
5.00% due 01/15/2040	52,191	58,243
5.00% due October TBA	300,000	327,282
5.50% due 04/15/2036	84,312	94,258
6.00% due 02/15/2033	16,640	18,756
6.50% due 07/15/2028	83,117	91,729
6.50% due 08/15/2028	4,751	5,256
6.50% due 09/15/2028	10,420	11,966
6.50% due 11/15/2028	13,341	14,724
7.00% due 01/15/2033	6,371	7,472
7.00% due 05/15/2033	9,084	10,625
7.00% due 11/15/2033	4,118	4,820
8.00% due 02/15/2030	1,313	1,374
9.00% due 11/15/2021	134	145
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(3)	267	295
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	2,931	3,368
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,969	2,312
		4,135,135
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	12,000	12,040
Total U.S. Government Agencies (cost $15,254,913)		15,282,872
U.S. GOVERNMENT TREASURIES — 17.7%
United States Treasury Bonds — 2.7%
2.50% due 02/15/2045(9)	150,000	139,899
2.88% due 11/15/2046	163,000	163,579
3.00% due 05/15/2045(7)	370,000	380,984
3.00% due 11/15/2045	202,000	207,784
4.38% due 11/15/2039	130,000	165,415
5.00% due 05/15/2037	256,000	349,900
		1,407,561
United States Treasury Notes — 15.0%
0.25% due 01/15/2025 TIPS(8)	1,086,219	1,075,444
1.13% due 02/28/2019	609,000	606,550
1.25% due 10/31/2021	422,000	412,571
1.50% due 08/15/2026	403,000	377,356
1.63% due 03/15/2020	734,000	735,175
1.88% due 02/28/2022	1,457,000	1,457,455
2.00% due 02/15/2023	665,000	665,364
2.00% due 02/15/2025	1,475,000	1,454,834
2.13% due 07/31/2024	665,000	664,039
2.25% due 02/15/2027	294,000	292,220
		7,741,008
Total U.S. Government Treasuries (cost $9,209,396)		9,148,569
Security Description	Principal Amount(10)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
Sovereign — 3.5%
Government of Canada Bonds 1.00% due 09/01/2022	CAD	1,715,000	$1,324,856
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		200,000	201,208
Sultanate of Oman Senior Notes 5.38% due 03/08/2027*		200,000	205,483
United Mexican States Senior Notes 5.75% due 10/12/2110	MXN	54,000	57,888
Total Foreign Government Obligations (cost $1,783,413)			1,789,435
Total Long-Term Investment Securities (cost $59,489,162)			61,658,253
SHORT-TERM INVESTMENT SECURITIES — 3.1%
Foreign Government Obligations — 3.1%
Government of Japan Bills (0.09)% due 10/10/2017	JPY	50,050,000	444,799
Government of Japan Bills (0.21)% due 10/10/2017	JPY	94,800,000	842,496
Republic of Argentina Bills 2.80% due 11/24/2017		10,992	10,945
Republic of Argentina Bills 2.81% due 11/10/2017		10,893	10,860
Republic of Argentina Bills 2.81% due 01/26/2018		25,165	24,922
Republic of Argentina Bills 3.06% due 06/15/2018		120,650	118,148
Republic of Argentina Bills 3.13% due 05/24/2018		36,194	35,442
Republic of Argentina Bills 3.17% due 12/15/2017		65,528	65,136
Republic of Argentina Bills 3.30% due 04/27/2018		65,521	64,335
Total Short-Term Investment Securities (cost $1,640,728)			1,617,083
TOTAL INVESTMENTS (cost $61,129,890)(14)		122.7%	63,275,336
Liabilities in excess of other assets		(22.7)	(11,695,014)
NET ASSETS		100.0%	$51,580,322

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

†  Non-income producing security

#  See Note 1

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $13,775,642 representing 26.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Securities are classified as Level 3 (see Note 2).

(2)  Perpetual maturity – maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(8)  Principal amount of security is adjusted for inflation.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  Denominated in United States dollars unless otherwise indicated.

(11)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $447,205 representing 0.9% of net assets.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value Per	% of Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,045	$761.35	0.01%

(13)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(14)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

JPY — Japanese Yen

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2017 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

5 Yr UIRS — 5 Year USD Interest Rate Swap

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Short	Long Gilt Futures	December 2017	$1,020,396	$995,995	$24,401
9	Long	U.S. Treasury 2 Year Notes	December 2017	1,946,109	1,941,328	(4,781)
30	Long	U.S. Treasury 5 Year Notes	December 2017	3,546,324	3,525,000	(21,324)
1	Long	U.S. Treasury Long Bonds	December 2017	155,289	152,812	(2,477)
50	Short	U.S. Treasury 10 Year Notes	December 2017	6,330,078	6,265,625	64,453
9	Long	U.S. Treasury Ultra Bonds	December 2017	1,509,414	1,486,125	(23,289)
8	Long	U.S. Treasury 10 Year Ultra Bonds	December 2017	1,093,578	1,074,625	(18,953)
						$18,030

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	JPY	50,062,000	USD	443,928	10/10/2017	$—	$(1,117)
Deutsche Bank AG	JPY	94,800,000	USD	871,717	10/10/2017	28,957	—
Goldman Sachs International	EGP	222,000	USD	11,426	03/06/2018	—	(640)
	EGP	330,000	USD	16,888	03/29/2018	—	(936)
	USD	11,945	EGP	222,000	03/06/2018	121	—
	USD	17,954	EGP	330,000	03/29/2018	—	(130)
						121	(1,706)
HSBC Bank USA	CAD	523,000	USD	421,432	10/31/2017	2,192	—
Royal Bank of Canada	CAD	1,126,000	USD	911,738	10/31/2017	9,130	—
Net Unrealized Appreciation (Depreciation)						$40,400	$(2,823)

CAD — Canadian Dollar

EGP — Egyptian Pound

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	355	09/29/2026	1 Year USD Federal Funds — H.15-OIS-Compound/Annually	1.00%/Annually	$9,684	$18,016

OIS — Overnight Index Swap

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$3,045	$3,045
Other Industries	8,395,896	—	—	8,395,896
Preferred Securities/Capital Securities:
Diversified Banking Institutions	—	767,540	—	767,540
Finance-Investment Banker/Broker	—	—	1	1
Asset Backed Securities:
Diversified Financial Services	—	14,020,050	514,466	14,534,516
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	10,811	2	10,813
Other Industries	—	9,250,972	—	9,250,972
Foreign Corporate Bonds & Notes	—	1,834,780	—	1,834,780
Municipal Bond & Notes	—	639,814	—	639,814
U.S. Government Agencies	—	15,282,872	—	15,282,872
U.S. Government Treasuries	—	9,148,569	—	9,148,569
Foreign Government Obligations	—	1,789,435	—	1,789,435
Short-Term Investment Securities	—	1,617,083	—	1,617,083
Total Investments at Value	$8,395,896	$54,361,926	$517,514	$63,275,336

Seasons Series Trust Multi-Managed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$88,854	$—	$—	$88,854
Forward Foreign Currency Contracts	—	40,400	—	40,400
Centrally Cleared Interest Rate Swap Contracts	—	18,016	—	18,016
Total Other Financial Instruments	$88,854	$58,416	$—	$147,270
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$70,824	$—	$—	$70,824
Forward Foreign Currency Contracts	—	2,823	—	2,823
Total Other Financial Instruments	$70,824	$2,823	$—	$73,647

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Diversified Banking Institutions	5.5%
Repurchase Agreements	5.0
Medical-Drugs	4.1
Commercial Paper	3.4
Computers	2.9
Applications Software	2.8
United States Treasury Notes	2.5
Federal National Mtg. Assoc.	2.4
Real Estate Investment Trusts	2.2
Web Portals/ISP	2.2
Medical-Biomedical/Gene	2.2
U.S. Government Agencies	2.2
Exchange-Traded Funds	2.0
Electric-Integrated	1.9
Diversified Financial Services	1.7
Telephone-Integrated	1.6
Banks-Commercial	1.5
Medical-HMO	1.5
Oil Companies-Integrated	1.4
Retail-Restaurants	1.4
Insurance-Multi-line	1.4
Insurance-Life/Health	1.4
Electronic Components-Semiconductors	1.3
Retail-Building Products	1.3
Transport-Rail	1.3
Pipelines	1.2
Aerospace/Defense	1.2
Oil Companies-Exploration & Production	1.2
Semiconductor Equipment	1.0
Food-Misc./Diversified	1.0
Beverages-Non-alcoholic	1.0
Multimedia	0.9
Medical-Wholesale Drug Distribution	0.9
Computer Services	0.8
Chemicals-Diversified	0.8
Auto/Truck Parts & Equipment-Original	0.8
Building-Residential/Commercial	0.8
Consumer Products-Misc.	0.7
Retail-Major Department Stores	0.7
Airlines	0.7
Commercial Services-Finance	0.7
E-Commerce/Products	0.7
Gas-Distribution	0.6
Food-Meat Products	0.6
Internet Content-Entertainment	0.6
Oil Refining & Marketing	0.6
Retail-Apparel/Shoe	0.6
Aerospace/Defense-Equipment	0.6
Retail-Drug Store	0.6
United States Treasury Bonds	0.5
Finance-Investment Banker/Broker	0.5
Retail-Discount	0.5
Apparel Manufacturers	0.5
Insurance-Reinsurance	0.5
Cable/Satellite TV	0.5
Broadcast Services/Program	0.5
Auto-Cars/Light Trucks	0.5
Diversified Manufacturing Operations	0.4
Engines-Internal Combustion	0.4
Real Estate Operations & Development	0.4
Building & Construction-Misc.	0.4%
Food-Retail	0.4
Cosmetics & Toiletries	0.4
Steel-Producers	0.4
Containers-Metal/Glass	0.4
Coatings/Paint	0.4
Import/Export	0.4
Banks-Super Regional	0.4
Medical Products	0.4
Distribution/Wholesale	0.4
Telecommunication Equipment	0.4
Cellular Telecom	0.4
Building & Construction Products-Misc.	0.4
Semiconductor Components-Integrated Circuits	0.3
Food-Wholesale/Distribution	0.3
Human Resources	0.3
Internet Application Software	0.3
Investment Management/Advisor Services	0.3
Commercial Services	0.3
Building-Heavy Construction	0.3
Electronic Measurement Instruments	0.3
Non-Hazardous Waste Disposal	0.3
Containers-Paper/Plastic	0.3
Disposable Medical Products	0.3
Oil-Field Services	0.3
Transport-Services	0.3
Finance-Auto Loans	0.3
Diagnostic Equipment	0.2
Electric-Distribution	0.2
Finance-Credit Card	0.2
Toys	0.2
Food-Confectionery	0.2
Private Equity	0.2
Software Tools	0.2
Retail-Perfume & Cosmetics	0.2
Building Products-Wood	0.2
Transactional Software	0.2
Diversified Operations	0.2
Casino Hotels	0.2
Gambling (Non-Hotel)	0.2
Chemicals-Specialty	0.2
Brewery	0.2
Tobacco	0.2
Insurance-Property/Casualty	0.2
Machinery-Electrical	0.2
Shipbuilding	0.2
Computer Data Security	0.2
Garden Products	0.2
Engineering/R&D Services	0.2
Agricultural Operations	0.2
Radio	0.2
Metal Processors & Fabrication	0.2
Paper & Related Products	0.2
Metal-Diversified	0.2
Real Estate Management/Services	0.2
Data Processing/Management	0.1
Machinery-Construction & Mining	0.1
Finance-Leasing Companies	0.1
Gold Mining	0.1
Electronic Forms	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Industry Allocation*
Internet Infrastructure Software	0.1%
Television	0.1
Consulting Services	0.1
Electronic Components-Misc.	0.1
Office Supplies & Forms	0.1
Printing-Commercial	0.1
Hotels/Motels	0.1
Food-Catering	0.1
Medical-Hospitals	0.1
Cruise Lines	0.1
Computer Aided Design	0.1
Appliances	0.1
Computers-Integrated Systems	0.1
Independent Power Producers	0.1
Casino Services	0.1
Enterprise Software/Service	0.1
Oil & Gas Drilling	0.1
Telecom Services	0.1
Machine Tools & Related Products	0.1
Auction Houses/Art Dealers	0.1
Municipal Bonds & Notes	0.1
Banks-Special Purpose	0.1
Retail-Misc./Diversified	0.1
Federal Home Loan Mtg. Corp.	0.1
Financial Guarantee Insurance	0.1
Retail-Arts & Crafts	0.1
Insurance-Mutual	0.1
Building Products-Doors & Windows	0.1
Non-Ferrous Metals	0.1
Finance-Other Services	0.1
Energy-Alternate Sources	0.1
Retail-Catalog Shopping	0.1
Chemicals-Plastics	0.1
Batteries/Battery Systems	0.1
Transport-Truck	0.1
Publishing-Newspapers	0.1
Tools-Hand Held	0.1
Electric Products-Misc.	0.1
Food-Flour & Grain	0.1
Cable TV	0.1
Rental Auto/Equipment	0.1
Building Products-Air & Heating	0.1
101.3%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	1,500	$31,185
Aerospace/Defense — 1.1%
Northrop Grumman Corp.	2,300	661,756
Raytheon Co.	3,500	653,030
Spirit AeroSystems Holdings, Inc., Class A	2,600	202,072
		1,516,858
Aerospace/Defense-Equipment — 0.5%
L3 Technologies, Inc.	3,700	697,191
Agricultural Operations — 0.2%
Bunge, Ltd.	2,900	201,434
Airlines — 0.7%
ANA Holdings, Inc.	2,800	105,978
Delta Air Lines, Inc.	11,700	564,174
Deutsche Lufthansa AG	701	19,478
easyJet PLC	1,169	19,064
International Consolidated Airlines Group SA	4,010	31,944
Japan Airlines Co., Ltd.	600	20,305
Qantas Airways, Ltd.	25,649	117,294
		878,237
Airport Development/Maintenance — 0.0%
Beijing Capital International Airport Co., Ltd.	24,000	35,762
Apparel Manufacturers — 0.5%
Carter's, Inc.	700	69,125
Ralph Lauren Corp.	6,700	591,543
		660,668
Appliances — 0.1%
Electrolux AB, Series B	4,746	161,174
Applications Software — 2.8%
Citrix Systems, Inc.†	3,900	299,598
Intuit, Inc.	3,500	497,490
Microsoft Corp.	40,172	2,992,412
		3,789,500
Athletic Footwear — 0.0%
Yue Yuen Industrial Holdings, Ltd.	8,500	32,317
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	2,100	100,254
Auto-Cars/Light Trucks — 0.4%
Fiat Chrysler Automobiles NV†	9,004	161,330
Ford Motor Co.	2,800	33,516
Mazda Motor Corp.	1,400	21,462
Peugeot SA	7,149	170,256
Renault SA	791	77,698
Suzuki Motor Corp.	200	10,490
		474,752
Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	9,600	360,288
JTEKT Corp.	2,500	34,615
Lear Corp.	1,400	242,312
Minth Group, Ltd.	8,000	41,886
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Valeo SA	1,327	$98,463
Visteon Corp.†	1,100	136,147
		913,711
Banks-Commercial — 1.4%
Banco Macro SA ADR	803	94,232
Bank of China, Ltd.	201,000	99,064
China Construction Bank Corp.	218,000	180,839
DNB ASA	5,049	101,747
Dubai Islamic Bank PJSC	37,029	60,999
East West Bancorp, Inc.	1,600	95,648
First Hawaiian, Inc.	3,900	118,131
Grupo Supervielle SA ADR	3,550	87,649
HDFC Bank, Ltd. ADR	588	56,666
Industrial & Commercial Bank of China, Ltd.	205,000	152,210
Itau Unibanco Holding SA ADR	8,417	115,313
Japan Post Bank Co., Ltd.	800	9,882
Popular, Inc.	2,800	100,632
Resona Holdings, Inc.	34,200	175,673
Sberbank of Russia PJSC ADR	9,085	129,325
Sumitomo Mitsui Financial Group, Inc.	5,700	218,831
Sumitomo Mitsui Trust Holdings, Inc.	1,400	50,526
TCF Financial Corp.	3,700	63,048
		1,910,415
Banks-Special Purpose — 0.1%
Industrial Bank of Korea	7,715	96,997
Banks-Super Regional — 0.3%
Moneta Money Bank AS*	16,311	57,430
SunTrust Banks, Inc.	5,100	304,827
		362,257
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	1,600	73,680
Beverages-Non-alcoholic — 1.0%
Coca-Cola Amatil, Ltd.	21,077	127,798
Dr Pepper Snapple Group, Inc.	1,300	115,011
Grape King Bio, Ltd.	1,000	6,035
PepsiCo, Inc.	9,600	1,069,728
		1,318,572
Brewery — 0.1%
Heineken Holding NV	1,844	173,264
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	21,800	464,122
Building & Construction Products-Misc. — 0.2%
Owens Corning	2,700	208,845
Building & Construction-Misc. — 0.4%
China Communications Construction Co., Ltd., Class H	30,000	37,444
China State Construction International Holdings, Ltd.	42,000	61,186
CIMIC Group, Ltd.	4,472	155,081
HOCHTIEF AG	964	162,643

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction-Misc. (continued)
Kajima Corp.	5,000	$49,678
Taisei Corp.	1,600	83,892
		549,924
Building Products-Doors & Windows — 0.1%
Nien Made Enterprise Co., Ltd.	6,000	61,535
Building Products-Wood — 0.2%
Masco Corp.	5,700	222,357
Building-Heavy Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	4,008	148,530
Bouygues SA	3,909	185,495
Mota-Engil SGPS SA	10,562	39,597
Waskita Beton Precast Tbk PT	1,126,400	30,107
		403,729
Building-Maintenance & Services — 0.0%
ISS A/S	1,289	51,836
Building-Residential/Commercial — 0.6%
Barratt Developments PLC	13,552	111,591
Berkeley Group Holdings PLC	217	10,808
MRV Engenharia e Participacoes SA	15,449	67,120
NVR, Inc.†	60	171,300
Persimmon PLC	5,322	184,135
Taylor Wimpey PLC	72,955	191,120
		736,074
Cable TV — 0.1%
Megacable Holdings SA de CV	14,710	61,271
Cable/Satellite TV — 0.2%
Cable One, Inc.	100	72,212
I-CABLE Communications, Ltd.†	12,963	431
Sky PLC	14,084	172,684
		245,327
Casino Hotels — 0.0%
Genting Bhd	18,900	42,746
Casino Services — 0.1%
Aristocrat Leisure, Ltd.	4,984	82,098
Cellular Telecom — 0.2%
PLAY Communications SA†*	5,026	51,073
Telstra Corp., Ltd.	53,213	145,674
Turkcell Iletisim Hizmetleri AS	12,373	44,068
		240,815
Chemicals-Diversified — 0.7%
Asahi Kasei Corp.	7,000	86,159
BASF SE	2,748	292,437
Celanese Corp., Series A	400	41,708
Covestro AG*	727	62,510
Evonik Industries AG	4,904	175,156
Grand Pacific Petrochemical	63,000	47,265
Hitachi Chemical Co., Ltd.	1,700	46,607
Kuraray Co., Ltd.	3,300	61,704
Mitsubishi Chemical Holdings Corp.	9,900	94,315
Mitsubishi Gas Chemical Co., Inc.	1,700	39,839
		947,700
Security Description	Shares	Value (Note 2)
Chemicals-Plastics — 0.1%
Formosa Plastics Corp.	21,000	$63,573
Chemicals-Specialty — 0.1%
Cabot Corp.	900	50,220
Shin-Etsu Chemical Co., Ltd.	500	44,701
		94,921
Coatings/Paint — 0.4%
Sherwin-Williams Co.	1,300	465,452
Commercial Services — 0.3%
CoreLogic, Inc.†	900	41,598
Quanta Services, Inc.†	5,800	216,746
ServiceMaster Global Holdings, Inc.†	1,600	74,768
Sporton International, Inc.	9,000	45,113
		378,225
Commercial Services-Finance — 0.6%
Euronet Worldwide, Inc.†	400	37,916
Square, Inc., Class A†	18,300	527,223
TransUnion†	3,100	146,506
Vantiv, Inc., Class A†	1,200	84,564
		796,209
Computer Aided Design — 0.1%
Synopsys, Inc.†	2,100	169,113
Computer Data Security — 0.2%
Fortinet, Inc.†	5,900	211,456
Computer Services — 0.8%
Amdocs, Ltd.	3,900	250,848
Atos SE	1,405	217,950
Dell Technologies, Inc., Class V†	2,600	200,746
DST Systems, Inc.	800	43,904
DXC Technology Co.	4,500	386,460
		1,099,908
Computers — 2.8%
Apple, Inc.	20,022	3,085,791
HP, Inc.	31,600	630,736
		3,716,527
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.	1,000	7,429
NCR Corp.†	2,700	101,304
Otsuka Corp.	700	44,852
		153,585
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,000	112,170
Qualicorp SA	6,050	72,398
		184,568
Consumer Products-Misc. — 0.7%
Clorox Co.	2,600	342,966
Kimberly-Clark Corp.	4,900	576,632
Spectrum Brands Holdings, Inc.	700	74,144
		993,742
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	7,400	441,928
Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	2,300	263,764

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.4%
Beiersdorf AG	188	$20,226
Kao Corp.	3,400	200,027
Procter & Gamble Co.	2,200	200,156
Unilever NV CVA	900	53,228
		473,637
Cruise Lines — 0.1%
Carnival PLC	2,736	173,890
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	1,400	162,974
Diagnostic Equipment — 0.2%
Danaher Corp.	3,700	317,386
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	1,100	352,550
Distribution/Wholesale — 0.3%
HD Supply Holdings, Inc.†	3,700	133,459
Pool Corp.	300	32,451
Watsco, Inc.	1,100	177,177
WESCO International, Inc.†	800	46,600
		389,687
Diversified Banking Institutions — 5.0%
Banco Santander SA	16,077	112,241
BNP Paribas SA	2,282	184,077
Citigroup, Inc.	26,200	1,905,788
Credit Agricole SA	5,844	106,230
Goldman Sachs Group, Inc.	5,400	1,280,826
HSBC Holdings PLC	4,522	44,665
JPMorgan Chase & Co.	22,889	2,186,128
Mitsubishi UFJ Financial Group, Inc.	38,600	250,656
Mizuho Financial Group, Inc.	119,200	208,792
Morgan Stanley	4,400	211,948
Societe Generale SA	3,146	184,184
		6,675,535
Diversified Financial Services — 0.1%
CTBC Financial Holding Co., Ltd.	123,000	77,067
DGB Financial Group, Inc.	4,483	41,098
Unifin Financiera SAPI de CV SOFOM ENR	17,917	60,068
		178,233
Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc.	1,200	120,348
Crane Co.	500	39,995
Parker-Hannifin Corp.	2,200	385,044
		545,387
Diversified Minerals — 0.0%
Anglo American PLC	3,142	56,397
Diversified Operations — 0.2%
Industrivarden AB, Class A	6,677	178,219
Itausa - Investimentos Itau SA (Preference Shares)	12,713	44,275
Wharf Holdings, Ltd.	5,000	44,549
		267,043
Security Description	Shares	Value (Note 2)
E-Commerce/Products — 0.6%
Alibaba Group Holding, Ltd. ADR†	2,456	$424,176
Delivery Hero AG†*	922	36,505
eBay, Inc.†	9,193	353,563
		814,244
E-Commerce/Services — 0.0%
Liberty Ventures, Series A†	800	46,040
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	6,200	181,102
Innogy SE*	836	37,206
PPL Corp.	2,400	91,080
		309,388
Electric-Generation — 0.0%
Engie SA	1,027	17,443
Inter Rao UES PJSC†	450,616	29,236
Vistra Energy Corp. CVR†	1,362	1,430
		48,109
Electric-Integrated — 1.6%
American Electric Power Co., Inc.	5,300	372,272
Edison International	500	38,585
Endesa SA	3,475	78,343
Enel SpA	42,673	256,968
Entergy Corp.	8,100	618,516
Exelon Corp.	8,300	312,661
FirstEnergy Corp.	10,300	317,549
Iberdrola SA	3,696	28,708
Pampa Energia SA ADR†	505	32,876
RusHydro PJSC ADR	41,515	59,574
Tohoku Electric Power Co., Inc.	3,500	44,510
		2,160,562
Electronic Components-Misc. — 0.1%
Casetek Holdings, Ltd.	14,000	45,522
Elite Material Co., Ltd.	14,000	66,482
Hoya Corp.	1,300	70,184
		182,188
Electronic Components-Semiconductors — 1.3%
MediaTek, Inc.	8,000	75,056
Samsung Electronics Co., Ltd.	236	528,314
Samsung Electronics Co., Ltd. (Preference Shares)	31	55,810
SK Hynix, Inc.	948	68,616
Texas Instruments, Inc.	11,100	995,004
		1,722,800
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,300	193,934
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	5,100	327,420
FLIR Systems, Inc.	2,200	85,602
		413,022
Energy-Alternate Sources — 0.1%
Vestas Wind Systems A/S	847	76,006

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services — 0.2%
CTCI Corp.	32,000	$51,392
Jacobs Engineering Group, Inc.	2,700	157,329
		208,721
Engines-Internal Combustion — 0.4%
Cummins, Inc.	3,200	537,696
Enterprise Software/Service — 0.0%
Chinasoft International, Ltd.	72,000	39,910
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	8,700	211,062
Finance-Credit Card — 0.2%
Discover Financial Services	4,800	309,504
Finance-Investment Banker/Broker — 0.5%
Daiwa Securities Group, Inc.	4,000	22,655
E*TRADE Financial Corp.†	10,500	457,905
Nomura Holdings, Inc.	20,600	115,334
Raymond James Financial, Inc.	600	50,598
		646,492
Finance-Leasing Companies — 0.1%
ORIX Corp.	11,500	185,441
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	2,300	86,825
Food-Catering — 0.1%
Aramark	4,400	178,684
Food-Confectionery — 0.2%
Hershey Co.	2,900	316,593
Food-Flour & Grain — 0.1%
Gruma SAB de CV, Class B	4,214	61,886
Food-Meat Products — 0.6%
NH Foods, Ltd.	1,000	27,505
Tyson Foods, Inc., Class A	8,500	598,825
WH Group, Ltd.*	166,000	176,379
		802,709
Food-Misc./Diversified — 0.9%
Associated British Foods PLC	1,592	68,116
Campbell Soup Co.	4,600	215,372
Conagra Brands, Inc.	7,000	236,180
Ingredion, Inc.	1,400	168,896
Lamb Weston Holdings, Inc.	2,500	117,225
Nestle SA	1,607	134,587
Pinnacle Foods, Inc.	2,400	137,208
Tate & Lyle PLC	18,889	164,143
		1,241,727
Food-Retail — 0.4%
BIM Birlesik Magazalar AS	1,959	40,825
Dino Polska SA†*	2,969	53,985
Distribuidora Internacional de Alimentacion SA	4,401	25,670
J Sainsbury PLC	52,980	168,893
WM Morrison Supermarkets PLC	53,542	167,958
X5 Retail Group NV GDR†	1,679	75,370
		532,701
Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	8,200	$442,390
Funeral Services & Related Items — 0.0%
Fu Shou Yuan International Group, Ltd.	88,000	57,904
Gambling (Non-Hotel) — 0.1%
Bloomberry Resorts Corp.†	174,700	36,797
International Game Technology PLC	1,300	31,915
Tabcorp Holdings, Ltd.	27,946	93,602
		162,314
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	1,400	136,276
Toro Co.	1,200	74,472
		210,748
Gas-Distribution — 0.6%
Centrica PLC	63,428	158,938
Gas Natural SDG SA	571	12,640
NiSource, Inc.	7,800	199,602
UGI Corp.	8,050	377,223
Vectren Corp.	900	59,193
		807,596
Gold Mining — 0.1%
Newmont Mining Corp.	4,900	183,799
Hazardous Waste Disposal — 0.0%
Tervita Corp.†(1)(6)	10	76
Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A†	800	49,432
Human Resources — 0.3%
Adecco Group AG	2,329	181,346
ManpowerGroup, Inc.	1,500	176,730
Randstad Holding NV	786	48,623
		406,699
Import/Export — 0.4%
ITOCHU Corp.	12,400	203,095
Marubeni Corp.	26,100	178,252
Toyota Tsusho Corp.	3,400	111,646
		492,993
Insurance-Life/Health — 1.2%
Aflac, Inc.	5,100	415,089
AIA Group, Ltd.	6,600	48,666
ING Life Insurance Korea, Ltd.*	1,381	57,213
Lincoln National Corp.	3,100	227,788
NN Group NV	4,167	174,393
Prudential Financial, Inc.	4,900	520,968
Unum Group	3,300	168,729
		1,612,846
Insurance-Multi-line — 1.2%
Allianz SE	1,359	305,098
Allstate Corp.	4,900	450,359
American Financial Group, Inc.	500	51,725
AXA SA	7,181	217,188
Hartford Financial Services Group, Inc.	6,200	343,666
Mapfre SA	12,907	42,012

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line (continued)
Ping An Insurance Group Co. of China, Ltd.	17,000	$130,466
Voya Financial, Inc.	2,900	115,681
		1,656,195
Insurance-Property/Casualty — 0.2%
Dongbu Insurance Co., Ltd.	724	46,145
Hyundai Marine & Fire Insurance Co., Ltd.	1,025	40,540
Travelers Cos., Inc.	1,300	159,276
		245,961
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	600	24,240
IRB Brasil Resseguros S/A†	6,960	66,476
Muenchener Rueckversicherungs- Gesellschaft AG	880	188,149
Reinsurance Group of America, Inc.	700	97,671
Swiss Re AG	2,118	191,820
Validus Holdings, Ltd.	1,200	59,052
		627,408
Internet Application Software — 0.3%
Tencent Holdings, Ltd.	10,200	438,993
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	4,000	683,480
NCSoft Corp.	162	65,700
YY, Inc., ADR†	608	52,762
		801,942
Internet Content-Information/News — 0.0%
Mixi, Inc.	200	9,651
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,600	192,896
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,900	430,679
Machine Tools & Related Products — 0.1%
Sandvik AB	6,150	106,088
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,900	156,826
Machinery-Electrical — 0.2%
BWX Technologies, Inc.	2,000	112,040
Hitachi, Ltd.	19,000	133,882
		245,922
Medical Imaging Systems — 0.0%
Vieworks Co., Ltd.	875	29,909
Medical Instruments — 0.0%
Bruker Corp.	1,500	44,625
Medical Labs & Testing Services — 0.0%
Fleury SA	4,017	37,378
Medical Products — 0.3%
Baxter International, Inc.	6,100	382,775
Medical-Biomedical/Gene — 2.2%
Celgene Corp.†	8,700	1,268,634
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Charles River Laboratories International, Inc.†	1,100	$118,822
Gilead Sciences, Inc.	19,100	1,547,482
		2,934,938
Medical-Drugs — 4.0%
AstraZeneca PLC	415	27,555
Bayer AG	1,934	263,552
China Traditional Chinese Medicine Holdings Co., Ltd.	116,000	64,596
Eli Lilly & Co.	7,700	658,658
GlaxoSmithKline PLC	13,200	263,286
Johnson & Johnson	15,500	2,015,155
Merck & Co., Inc.	12,000	768,360
Mitsubishi Tanabe Pharma Corp.	4,000	91,713
Novartis AG	3,337	285,679
Richter Gedeon Nyrt	2,726	67,704
Roche Holding AG	1,400	357,392
Sanofi	3,106	308,399
Shanghai Fosun Pharmaceutical Group Co., Ltd.	8,000	33,181
Shionogi & Co., Ltd.	2,700	147,591
		5,352,821
Medical-Generic Drugs — 0.0%
Taro Pharmaceutical Industries, Ltd.†	154	17,354
Medical-HMO — 1.4%
UnitedHealth Group, Inc.	8,400	1,645,140
WellCare Health Plans, Inc.†	1,300	223,262
		1,868,402
Medical-Wholesale Drug Distribution — 0.9%
Alfresa Holdings Corp.	700	12,809
AmerisourceBergen Corp.	4,900	405,475
McKesson Corp.	4,300	660,523
Medipal Holdings Corp.	3,200	55,568
Premier, Inc., Class A†	1,400	45,598
		1,179,973
Metal Processors & Fabrication — 0.1%
Timken Co.	2,100	101,955
Metal-Aluminum — 0.0%
United Co. RUSAL PLC	57,000	43,051
Metal-Diversified — 0.1%
Rio Tinto PLC	1,443	67,155
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	12,283	49,523
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	900	51,768
Multimedia — 0.8%
Lagardere SCA	812	27,183
Naspers, Ltd., Class N	1,020	219,991
Walt Disney Co.	8,800	867,416
		1,114,590
Non-Ferrous Metals — 0.1%
Korea Zinc Co., Ltd.	140	60,567
Mitsubishi Materials Corp.	500	17,285
		77,852

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 0.3%
China Water Affairs Group, Ltd.	124,000	$87,941
Waste Management, Inc.	3,400	266,118
		354,059
Office Automation & Equipment — 0.0%
Xerox Corp.	1,475	49,103
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,900	186,846
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.	3,500	28,245
Rowan Cos. PLC, Class A†	2,800	35,980
		64,225
Oil Companies-Exploration & Production — 0.7%
Cimarex Energy Co.	3,300	375,111
Halcon Resources Corp.†	729	4,957
MWO Holdings LLC†(1)(6)	10	810
Parsley Energy, Inc., Class A†	18,700	492,558
QEP Resources, Inc.†	2,600	22,282
SandRidge Energy, Inc.†	323	6,489
		902,207
Oil Companies-Integrated — 1.3%
Eni SpA	1,063	17,589
Exxon Mobil Corp.	11,293	925,800
Lukoil PJSC ADR	1,294	68,491
Petroleo Brasileiro SA ADR†	2,947	29,588
Petroleo Brasileiro SA ADR (Preference Shares)†	1,778	17,176
PTT PCL	5,600	68,510
Repsol SA	11,378	209,649
Royal Dutch Shell PLC, Class B	3,550	109,149
TOTAL SA	5,880	315,823
		1,761,775
Oil Refining & Marketing — 0.6%
Caltex Australia, Ltd.	1,469	36,988
Valero Energy Corp.	9,900	761,607
		798,595
Oil-Field Services — 0.2%
Baker Hughes a GE Co., LLC	7,000	256,340
Superior Energy Services, Inc.†	2,200	23,496
		279,836
Paper & Related Products — 0.1%
UPM-Kymmene Oyj	3,248	88,024
Pipelines — 0.8%
ONEOK, Inc.	8,500	470,985
Williams Cos., Inc.	17,900	537,179
		1,008,164
Printing-Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	3,000	71,797
LSC Communications, Inc.	1,300	21,463
Novus Holdings, Ltd.	361	174
RR Donnelley & Sons Co.	2,066	21,280
Toppan Printing Co., Ltd.	7,000	69,425
		184,139
Security Description	Shares	Value (Note 2)
Private Equity — 0.2%
3i Group PLC	21,554	$263,696
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	700	37,450
Publishing-Newspapers — 0.1%
GEDI Gruppo Editoriale SpA†	277	246
News Corp., Class A	5,100	67,626
		67,872
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	2,800	117,320
Real Estate Investment Trusts — 2.0%
AGNC Investment Corp.	6,700	145,256
Annaly Capital Management, Inc.	14,500	176,755
Apartment Investment & Management Co., Class A	2,100	92,106
Apple Hospitality REIT, Inc.	3,300	62,403
Brandywine Realty Trust	3,000	52,470
Brixmor Property Group, Inc.	5,400	101,520
Camden Property Trust	1,600	146,320
Chimera Investment Corp.	3,400	64,328
Colony NorthStar, Inc., Class A	7,900	99,224
Duke Realty Corp.	4,700	135,454
Equity Commonwealth†	1,200	36,480
Equity LifeStyle Properties, Inc.	700	59,556
Equity Residential	4,300	283,499
Forest City Realty Trust, Inc., Class A	4,000	102,040
Gaming and Leisure Properties, Inc.	1,400	51,646
HCP, Inc.	7,200	200,376
Highwoods Properties, Inc.	1,800	93,762
Liberty Property Trust	1,800	73,908
MFA Financial, Inc.	4,500	39,420
Mid-America Apartment Communities, Inc.	400	42,752
Outfront Media, Inc.	1,900	47,842
Park Hotels & Resorts, Inc.	4,300	118,508
Quality Care Properties, Inc.†	2,300	35,650
Senior Housing Properties Trust	1,800	35,190
Spirit Realty Capital, Inc.	13,300	113,981
Starwood Property Trust, Inc.	4,100	89,052
Two Harbors Investment Corp.	5,400	54,432
VEREIT, Inc.	16,300	135,127
WP Carey, Inc.	600	40,434
		2,729,491
Real Estate Management/Services — 0.1%
Chailease Holding Co., Ltd.	26,000	62,676
Real Estate Operations & Development — 0.4%
CK Asset Holdings, Ltd.	21,000	173,799
Kerry Properties, Ltd.	16,500	68,331
New World Development Co., Ltd.	70,000	100,543
Nomura Real Estate Holdings, Inc.	1,600	34,098
Sun Hung Kai Properties, Ltd.	4,000	64,980
Wheelock & Co., Ltd.	15,000	105,516
		547,267

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.6%
Padini Holdings Bhd	32,300	$34,805
PVH Corp.	2,800	352,968
Ross Stores, Inc.	6,000	387,420
		775,193
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	3,900	83,733
Retail-Building Products — 1.3%
Home Depot, Inc.	2,700	441,612
Kingfisher PLC	34,745	138,976
Lowe's Cos., Inc.	13,700	1,095,178
		1,675,766
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,000	75,570
Retail-Discount — 0.5%
Harvey Norman Holdings, Ltd.	22,429	68,262
Wal-Mart Stores, Inc.	7,600	593,864
		662,126
Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	8,000	617,760
Retail-Hypermarkets — 0.0%
Atacadao Distribuicao Comercio e Industria, Ltd.†	10,024	49,089
Retail-Major Department Stores — 0.7%
Marks & Spencer Group PLC	35,564	168,415
TJX Cos., Inc.	11,200	825,776
		994,191
Retail-Misc./Diversified — 0.1%
Poya International Co., Ltd.	4,040	48,228
Robinsons Retail Holdings, Inc.	23,830	46,441
		94,669
Retail-Perfume & Cosmetics — 0.2%
Beauty Community PCL†	67,500	32,384
Ulta Beauty, Inc.†	1,100	248,666
		281,050
Retail-Restaurants — 1.3%
Darden Restaurants, Inc.	3,100	244,218
Gourmet Master Co., Ltd.	1,000	10,635
McDonald's Corp.	7,800	1,222,104
Yum! Brands, Inc.	3,200	235,552
		1,712,509
Satellite Telecom — 0.0%
Eutelsat Communications SA	643	19,045
Schools — 0.0%
Ser Educacional SA*	5,392	53,117
Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	5,400	257,634
Taiwan Semiconductor Manufacturing Co., Ltd.	27,039	193,047
		450,681
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	23,300	$1,213,697
Teradyne, Inc.	4,800	178,992
		1,392,689
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	900	203,796
Yangzijiang Shipbuilding Holdings, Ltd.	28,100	29,624
		233,420
Software Tools — 0.2%
VMware, Inc., Class A†	2,500	272,975
Steel-Producers — 0.3%
Reliance Steel & Aluminum Co.	1,200	91,404
Steel Dynamics, Inc.	8,200	282,654
voestalpine AG	795	40,540
		414,598
Telecom Services — 0.1%
PCCW, Ltd.	9,000	4,874
Telekomunikasi Indonesia Persero Tbk PT	222,300	77,241
		82,115
Telecommunication Equipment — 0.3%
Juniper Networks, Inc.	13,000	361,790
Telephone-Integrated — 1.4%
KDDI Corp.	2,500	65,919
Nippon Telegraph & Telephone Corp.	4,300	197,068
Verizon Communications, Inc.	33,282	1,647,126
		1,910,113
Television — 0.0%
RTL Group SA	637	48,214
Tobacco — 0.2%
Altria Group, Inc.	3,100	196,602
Swedish Match AB	1,548	54,299
		250,901
Tools-Hand Held — 0.1%
Basso Industry Corp.	24,000	66,878
Toys — 0.2%
Bandai Namco Holdings, Inc.	1,100	37,734
Hasbro, Inc.	2,900	283,243
		320,977
Transactional Software — 0.2%
Amadeus IT Group SA	3,608	234,494
Transport-Rail — 1.2%
Central Japan Railway Co.	1,000	175,339
Norfolk Southern Corp.	3,400	449,616
Union Pacific Corp.	8,300	962,551
		1,587,506
Transport-Services — 0.3%
Deutsche Post AG	5,565	247,733
Royal Mail PLC	18,621	95,866
		343,599

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 0.1%
Landstar System, Inc.	700	$69,755
Travel Services — 0.0%
TUI AG	1,410	23,920
Web Portals/ISP — 2.2%
Alphabet, Inc., Class A†	3,021	2,941,608
Yandex NV, Class A†	1,737	57,234
		2,998,842
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,200	44,028
Total Common Stocks (cost $84,145,990)		98,096,026
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	13,994
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 7.10% (3 ML+5.79%) (cost $14,579)	580	15,312
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(2)	$9,000	9,225
Wells Fargo & Co. Series U 5.88% due 06/15/2025(2)	85,000	94,605
		103,830
Diversified Banking Institutions — 0.3%
Bank of America Corp. Series AA 6.10% due 03/17/2025(2)	61,000	67,252
Bank of America Corp. Series Z 6.50% due 10/23/2024(2)	5,000	5,653
Citigroup, Inc. 5.90% due 02/15/2023(2)	24,000	25,860
Citigroup, Inc. Series T 6.25% due 08/15/2026(2)	168,000	189,000
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(2)	63,000	65,678
Lloyds Banking Group PLC 6.66% due 05/21/2037*(2)	30,000	34,350
		387,793
Diversified Manufacturing Operations — 0.0%
General Electric Co. Series D 5.00% due 01/21/2021(2)	51,000	53,943
Security Description	Principal Amount(18)	Value (Note 2)
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. Series A 6.97% due 06/01/2067	$40,000	$39,000
WEC Energy Group, Inc. FRS 3.43% (3 ML+2.11%) due 05/15/2067	50,000	47,999
		86,999
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	39,336
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. 8.13% due 06/15/2068	50,000	51,875
MetLife, Inc. 6.40% due 12/15/2066	45,000	51,862
		103,737
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 4.23% (3 ML+2.91%) due 03/07/2067*	10,000	9,775
Pipelines — 0.0%
TransCanada Trust 5.30% due 03/15/2077	40,000	40,950
Total Preferred Securities/Capital Securities (cost $768,343)		826,363
ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.83% (12 MTA+0.94%) due 06/25/2046(3)	15,366	13,094
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(4)(5)(6)(17)	246,514	2
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.57% due 11/10/2041*(4)(5)(6)(17)	26,628	220
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.61% due 07/15/2029(4)(5)(17)	43,260	881
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.98% due 09/10/2045*(4)(5)(6)(17)	254,003	15,652
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(4)	28,000	29,726
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(4)(17)	57,000	58,651
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 3.25% due 05/25/2035(3)(17)	37,715	38,854

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COMM Mtg. Trust VRS Series 2014-CR20, Class XA 1.32% due 11/10/2047(4)(5)(17)	$300,970	$17,201
COMM Mtg. Trust VRS Series 2013-CR11, Class C 5.17% due 08/10/2050*(4)(6)(17)	54,000	57,121
COMM Mtg. Trust VRS Series 2013-CR11, Class XA 1.15% due 08/10/2050(4)(5)(17)	515,629	24,501
COMM Mtg. Trust VRS Series 2014-UBS4, Class XA 1.39% due 08/10/2047(4)(5)(17)	348,630	19,364
COMM Mtg. Trust VRS Series 2014-CR19, Class XA 1.39% due 08/10/2047(4)(5)(17)	977,372	51,907
COMM Mtg. Trust VRS Series 2013-LC13, Class XA 1.49% due 08/10/2046(4)(5)(17)	624,291	25,474
COMM Mtg. Trust VRS Series 2010-C1, Class D 6.32% due 07/10/2046*(4)(6)(17)	41,000	43,416
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.85% due 12/10/2046*(4)(5)(6)(17)	310,985	11
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.17% due 12/10/2047(4)(5)(17)	435,186	21,208
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.30% due 05/10/2047(4)(5)(17)	355,894	17,369
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.39% due 07/15/2047(4)(5)(17)	122,127	6,167
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.61% due 12/10/2047(4)(17)	59,000	57,787
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(4)(17)	12,000	13,071
Commercial Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(4)	20,000	20,323
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.26% due 05/15/2038*(4)(5)(6)(17)	13,541	2
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.41% due 09/15/2039*(4)(5)(6)(17)	23,893	1
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.68% due 02/15/2040*(4)(5)(6)(17)	133,988	4
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.44% due 04/15/2050(4)(17)	36,000	36,651
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2016-NXSR, Class C 4.51% due 12/15/2049(4)(17)	$37,000	$37,545
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.35% due 08/10/2044*(4)(17)	100,000	103,333
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.11% due 07/10/2045*(4)(5)(6)(17)	84,595	0
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.79% due 05/10/2043*(4)(5)(6)(17)	134,106	414
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 1.02% due 05/10/2050(4)(5)(17)	406,857	18,504
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.59% due 02/10/2046(4)(5)(17)	870,820	55,561
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(4)	22,000	22,330
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.80% due 06/10/2047(4)(17)	56,000	57,543
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.43% due 09/12/2037*(4)(5)(6)(17)	126,490	278
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(4)(17)	19,000	18,948
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(4)	152	152
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.31% due 05/15/2045(4)(17)	57,000	58,511
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 1.04% due 01/15/2047(4)(5)(17)	904,814	35,945
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.22% due 07/15/2045(4)(17)	82,000	79,340
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.72% due 08/15/2046(4)(17)	56,000	56,880
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(4)(17)	38,000	40,390

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.25% due 11/15/2045(4)(17)	$40,000	$41,435
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(4)(5)(6)(17)	35,814	2
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.49% due 11/15/2040*(4)(5)(6)(17)	138,033	744
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(4)(17)	69,000	68,489
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.97% due 02/25/2035(3)(17)	15,354	15,673
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.01% due 06/12/2043*(4)(5)(6)(17)	59,256	0
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.79% due 07/15/2045*(4)(5)(6)(17)	7,960	358
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 7.16% due 05/15/2044*(4)(5)(6)(17)	5,119	471
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.40% due 08/15/2047(4)(5)(17)	158,429	7,953
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 1.93% due 11/15/2045*(4)(5)(17)	259,532	16,194
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.70% due 12/15/2048(4)(17)	19,000	19,265
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.52% due 08/15/2046(4)(17)	64,000	61,360
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.92% due 10/15/2046(4)(17)	55,000	57,314
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.33% due 07/15/2049*(4)(17)	58,000	57,990
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(4)(5)(6)(17)	50,344	4
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.70% (1 ML+0.46%) due 10/25/2044(3)	42,384	41,576
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.78% due 10/15/2045*(4)(17)	$34,000	$32,840
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.53% due 12/15/2045(4)(17)	36,000	35,465
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.43% due 03/15/2045*(4)(5)(17)	292,723	13,438
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.50% due 03/15/2048*(4)(5)(17)	163,331	7,758
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.75% due 12/15/2045*(4)(5)(17)	188,785	12,309
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.17% due 11/15/2045*(4)(5)(17)	132,572	9,708
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(4)	18,000	18,440
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(4)(17)	24,000	25,584
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(4)(17)	67,000	72,168
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class C15 4.63% due 08/15/2046(4)(17)	56,000	57,010
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(4)(17)	56,000	56,756
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.96% due 11/15/2045*(4)(17)	44,000	42,484
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.98% due 06/15/2045*(4)(17)	55,000	46,359
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4, Class E 5.41% due 06/15/2044*(4)(17)	55,000	53,164
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.81% due 03/15/2044*(4)(17)	34,000	31,542
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class C 3.91% due 09/15/2057(4)(17)	30,000	29,095
Total Asset Backed Securities (cost $2,918,113)		2,087,280
CONVERTIBLE BONDS & NOTES — 0.0%
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018 (cost $5,691)	6,000	18,619

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 6.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	$15,000	$15,121
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,263
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,420
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,297
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,475
		37,455
Aerospace/Defense — 0.1%
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	59,000	61,113
Aerospace/Defense-Equipment — 0.1%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,188
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	15,000	15,637
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	20,000	20,488
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,097
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,150
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,208
		55,768
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	10,000	9,275
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,710	1,877
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	7,679	8,370
		10,247
Security Description	Principal Amount(18)	Value (Note 2)
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	$10,000	$10,413
Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	19,331
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	30,000	31,187
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,179
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,015
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,292
		68,673
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	25,000	25,094
Auto-Truck Trailers — 0.0%
Wabash National Corp. Company Guar. Notes 5.50% due 10/01/2025*(6)	5,000	5,094
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	17,540
Lear Corp. Senior Notes 3.80% due 09/15/2027	23,000	22,913
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	10,000	10,250
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,750
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	35,000	37,100
		103,553
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 4.75% due 10/01/2027*(6)	5,000	5,037
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	15,000	15,568
		20,605

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	$6,000	$6,113
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	18,397
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	17,240
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	6,000	6,270
		48,020
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	15,750
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 3.70% due 12/06/2026	5,000	5,114
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	18,621
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	55,000	62,126
		80,747
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	28,000	28,840
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	9,875
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	15,855
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	15,000	15,525
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	15,131
		85,226
Building & Construction Products-Misc. — 0.2%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	26,062
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	25,000	26,437
Security Description	Principal Amount(18)	Value (Note 2)
Building & Construction Products-Misc. (continued)
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	$15,000	$17,138
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,163
Louisiana-Pacific Corp. Company Guar. Notes 4.88% due 09/15/2024	25,000	25,759
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	50,000	52,125
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	21,256
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	15,000	15,656
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	10,000	10,700
		200,296
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,780
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	20,000	21,550
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,335
		26,885
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	20,000	21,025
Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	25,000	25,563
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	15,000	16,387
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	28,422
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,518
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,904

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	$20,000	$24,506
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	6,158
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	11,440
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	15,000	16,050
		123,385
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,653
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*(6)	5,000	5,206
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,330
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,725
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	5,243
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	20,000	21,225
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	35,000	35,613
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,828
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	22,000	22,855
Security Description	Principal Amount(18)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$28,000	$32,863
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	13,293
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	54,969
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,352
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*(6)	25,000	24,604
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	51,000	51,574
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,945
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	25,000	26,203
		368,481
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,456
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,694
CRC Escrow Issuer LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*(6)	20,000	20,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	30,000	31,462
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	27,313
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,875
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	22,050
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,163

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	$10,000	$9,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	10,000	10,187
		170,025
Casino Services — 0.0%
CCM Merger, Inc. Senior Notes 6.00% due 03/15/2022*	5,000	5,169
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	15,000	16,238
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	20,200
		41,607
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	47,667
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,556
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	8,000	8,593
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	17,780
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	49,880
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,178
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	20,000	21,556
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,269
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,120
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,767
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	21,050
Security Description	Principal Amount(18)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	$3,000	$3,169
		200,585
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023	15,000	18,225
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,505
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	29,000	29,778
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	35,000	34,955
		103,463
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023	10,000	10,375
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	10,375
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	10,000	10,638
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	11,075
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	25,000	28,250
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,822
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	11,330
Kraton Polymers LLC Company Guar. Notes 10.50% due 04/15/2023*	15,000	17,137
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,725
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	27,469
		141,821
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*(6)	10,000	10,119

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.0%
Murray Energy Corp. Sec. Notes 11.25% due 04/15/2021*(6)	$10,000	$5,963
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	35,243
Commercial Services — 0.0%
Brand Energy & Infrastructure Services, Inc. Senior Notes 8.50% due 07/15/2025*	10,000	10,825
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,175
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*(6)	10,000	10,363
TMS International Corp. Senior Notes 7.25% due 08/15/2025*(6)	15,000	15,337
		41,700
Commercial Services-Finance — 0.0%
Moody's Corp. Senior Notes 3.25% due 01/15/2028*(6)	20,000	19,865
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	30,000	32,013
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	30,426
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,275
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	55,000	60,192
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,227
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	54,000	59,660
		165,780
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,275
Security Description	Principal Amount(18)	Value (Note 2)
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	$10,000	$10,650
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,356
		16,006
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	15,000	15,675
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	35,000	36,050
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,750
		63,475
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	15,000	15,675
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,262
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	15,000	15,572
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	15,000	15,975
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	5,000	5,381
Sealed Air Corp. Company Guar. Notes 5.50% due 09/15/2025*	5,000	5,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	10,000	11,725
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,390
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	28,022
		105,502
Cosmetics & Toiletries — 0.0%
High Ridge Brands Co. Company Guar. Notes 8.88% due 03/15/2025*	10,000	9,525
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	10,000	8,725

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries (continued)
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	$20,000	$15,450
		33,700
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,460
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	15,000	15,694
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	25,000	26,695
		52,849
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	16,660
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,400
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,650
American Tire Distributors, Inc. Senior Sub. Notes 10.25% due 03/01/2022*	20,000	20,856
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	20,000	21,300
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,475
		63,281
Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	61,300
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,873
		73,173
Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 9.38% due 05/15/2020*	15,000	13,125
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*(6)	10,000	5,550
		18,675
Security Description	Principal Amount(18)	Value (Note 2)
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*(6)	$30,000	$30,214
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047*(6)	30,000	30,574
		60,788
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	7,000	7,613
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	6,179
		13,792
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*(6)	5,000	5,275
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	30,420
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	13,000	13,088
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	6,180
AES Corp. Senior Notes 5.13% due 09/01/2027	20,000	20,500
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	31,538
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,993
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,029
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	32,090
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,681
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,611
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	4,000	4,062

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	$6,000	$6,297
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	40,654
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*(6)	10,000	10,024
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	25,501
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,511
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	20,108
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(6)	11,000	55
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	27,627
		311,461
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,321
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,122
Electronic Components-Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	36,000	37,079
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*(6)	10,000	10,525
		47,604
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	33,075
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(7)	25,000	25,445
Security Description	Principal Amount(18)	Value (Note 2)
Enterprise Software/Service (continued)
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	$7,000	$7,201
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,738
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	29,468
		82,852
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	32,526
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,098
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	14,962
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,759
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	39,987
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	6,000	6,090
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,288
		131,710
Finance-Commercial — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	20,000	19,250
Finance-Consumer Loans — 0.0%
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	5,000	5,188
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,437
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	6,475
		22,100
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,450
Finance-Investment Banker/Broker — 0.0%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	33,778

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	$15,000	$15,551
		49,329
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	15,000	15,010
Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,263
CSTN Merger Sub, Inc. Senior Sec. Notes 6.75% due 08/15/2024*(6)	10,000	9,975
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,500
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	15,000	15,150
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	20,200
		76,088
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	15,000	15,225
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	44,434
Kraft Heinz Foods Co. Company Guar. Notes 6.50% due 02/09/2040	9,000	11,272
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	48,000	50,400
		106,106
Food-Retail — 0.0%
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*(6)	10,000	6,100
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	10,003
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,385
Security Description	Principal Amount(18)	Value (Note 2)
Funeral Services & Related Items (continued)
Service Corp. International Senior Notes 5.38% due 05/15/2024	$24,000	$25,500
		39,885
Gambling (Non-Hotel) — 0.1%
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,388
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	25,000	26,531
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	40,000	44,300
		76,219
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	15,469
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*(6)	30,000	29,475
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	30,000	31,591
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*(6)	5,000	5,563
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	25,000	26,875
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*	10,000	10,650
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	5,100
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	55,000	57,750
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	10,276
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	20,000	20,070
		130,721
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	32,899

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*(6)	$10,000	$9,950
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	18,875
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,101
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	20,000	20,825
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024	10,000	10,363
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*(6)	5,000	5,175
Dynegy, Inc. Company Guar. Notes 8.13% due 01/30/2026*(6)	15,000	15,450
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(8)(9)	20,000	14,550
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	15,000	15,712
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,725
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	20,000	20,575
		145,301
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,573
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	17,701
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,188
		38,462
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	5,000	6,533
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	21,350
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	25,844
Security Description	Principal Amount(18)	Value (Note 2)
Insurance-Life/Health (continued)
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	$15,000	$20,691
		74,418
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	34,004
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	21,439
		55,443
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	72,984
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	27,235
Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp./ BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	20,000	21,525
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	10,000	10,400
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,900
		47,825
Machinery-General Industrial — 0.0%
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025*	10,000	10,375
Welbilt, Inc. Company Guar. Notes 9.50% due 02/15/2024	30,000	34,462
		44,837
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,750
Medical Instruments — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	5,000	5,219
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	31,000	31,344
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	36,000	37,768
		69,112

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	$20,000	$20,250
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	4,147
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	45,000	36,675
		40,822
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,656
Centene Corp. Senior Notes 4.75% due 01/15/2025	5,000	5,188
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	16,219
Molina Healthcare, Inc. Company Guar. Notes 4.88% due 06/15/2025*	5,000	4,925
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,306
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,262
		57,556
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	15,000	14,737
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	28,000	21,980
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	10,000	9,025
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	5,000	4,869
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,127
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,325
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	32,325
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	30,000	31,087
Security Description	Principal Amount(18)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	$24,000	$26,130
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,442
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,920
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	5,000	5,088
		175,055
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	35,000	33,688
Metal Processors & Fabrication — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	5,000	5,425
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	15,000	15,225
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,427
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	15,000	16,162
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	11,275
		58,514
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 6.75% due 02/01/2022	5,000	5,213
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	16,350
		21,563
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	16,246
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	36,014
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	11,200
		63,460

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	$20,000	$24,553
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	15,146
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	13,072
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	12,893
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	26,967
		92,631
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,325
Non-Hazardous Waste Disposal — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	20,000	20,900
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*(6)	15,000	15,262
		36,162
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	20,000	19,620
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024*	20,000	21,600
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	6,135
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,289
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,213
Ascent Resources Utica Holdings LLC/ ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	10,000	10,725
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	6,250
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	5,850
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	$13,000	$14,007
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	35,000	35,350
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*(6)	5,000	5,050
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	5,000	4,950
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	43,191
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	9,650
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	10,025
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	10,000	9,075
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	5,000	5,181
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	6,000
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	12,000	11,715
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	7,000	7,083
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024	5,000	5,100
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	20,000	20,850
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 8.13% due 09/15/2023*(6)	15,000	16,125
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	10,000	10,100
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	5,000	3,894
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	18,000	14,985

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EQT Corp. Senior Notes 3.90% due 10/01/2027	$30,000	$30,005
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	5,000	5,038
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	10,000	10,350
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	15,000	15,769
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	15,000	16,012
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	15,262
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	10,150
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*(6)	20,000	20,800
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,425
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	5,013
SM Energy Co. Senior Notes 6.50% due 11/15/2021	11,000	11,110
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,023
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	5,000
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	21,000	21,709
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	11,000	11,962
		490,021
Oil Companies-Integrated — 0.0%
Murphy Oil Corp. Senior Notes 5.75% due 08/15/2025	10,000	10,299
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	5,000	4,806
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019(1)(6)	20,000	2
Security Description	Principal Amount(18)	Value (Note 2)
Oil-Field Services (continued)
FTS International, Inc. FRS Senior Sec. Notes 8.82% (3 ML+7.50%) due 06/15/2020*	$15,000	$15,244
Jonah Energy LLC/Jonah Energy Finance Corp. Company Guar. Notes 7.25% due 10/15/2025*(6)	25,000	25,218
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	5,000	5,100
SESI LLC Company Guar. Notes 7.75% due 09/15/2024*(6)	5,000	5,175
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022(1)(6)	5,000	1
		55,546
Paper & Related Products — 0.1%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,893
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,466
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	15,000	15,600
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	15,000	15,918
		52,877
Pharmacy Services — 0.0%
BioScrip, Inc. Company Guar. Notes 8.88% due 02/15/2021	5,000	4,575
Pipelines — 0.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	5,000	5,356
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	10,000	10,182
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	30,000	30,900
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	25,000	26,906
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	9,950
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	4,000	3,920
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	38,695

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	$52,000	$55,835
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,431
Energy Transfer Partners LP Senior Notes 4.20% due 04/15/2027	25,000	25,312
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,258
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	16,971
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	20,000	20,975
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,158
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	30,840
MPLX LP Senior Notes 4.13% due 03/01/2027	20,000	20,364
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	35,282
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	35,000	37,330
SemGroup Corp. Company Guar. Notes 6.38% due 03/15/2025*	10,000	9,800
SemGroup Corp/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	9,725
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*(6)	5,000	5,081
Texas Gas Transmission LLC Senior Notes 4.50% due 02/01/2021*	18,000	18,750
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026	7,000	7,224
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	12,174
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	5,000	6,463
Security Description	Principal Amount(18)	Value (Note 2)
Pipelines (continued)
Williams Partners LP Senior Notes 3.60% due 03/15/2022	$5,000	$5,166
Williams Partners LP Senior Notes 4.30% due 03/04/2024	30,000	31,648
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	10,000	10,466
		515,162
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	10,325
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,420
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	11,000	11,351
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,213
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,550
		41,534
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	19,650
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	7,000	7,394
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,912
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	10,375
		28,681
Radio — 0.1%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	5,000	5,338
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	50,000	51,000
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,686

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Radio (continued)
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(6)	$5,000	$5,075
		71,099
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	24,712
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	20,680
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	25,986
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,108
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,947
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	15,000	15,506
Healthcare Realty Trust, Inc. Senior Notes 3.88% due 05/01/2025	20,000	20,162
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,277
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,176
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,339
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*(6)	20,000	20,300
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	5,075
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,175
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Senior Notes 4.50% due 01/15/2028*(6)	5,000	5,044
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,418
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,994
Security Description	Principal Amount(18)	Value (Note 2)
Real Estate Investment Trusts (continued)
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	$25,000	$26,249
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	27,745
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,672
		281,565
Real Estate Management/Services — 0.1%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	18,324
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,398
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	14,250
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*(6)	10,000	10,275
		54,247
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	20,000	20,400
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,574
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	45,100
		60,674
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,463
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	20,350
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	15,375
		35,725
Retail-Apparel/Shoe — 0.0%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	10,000	10,674

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	$10,000	$10,023
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,453
		20,476
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,204
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,300
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	10,000	10,338
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,456
		38,298
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,220
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,188
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	64,999	80,507
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	14,569
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	19,933
		117,197
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(7)	10,000	9,725
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,534
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	5,200
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(7)	5,000	2,350
		7,550
Security Description	Principal Amount(18)	Value (Note 2)
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	$5,000	$3,899
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	3,960
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	8,700
		12,660
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	20,000	20,750
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	35,000	35,394
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*(6)	25,000	25,437
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	5,000	5,150
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	10,538
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,588
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	21,939
		129,796
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	30,000	30,825
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	15,163
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	5,000	4,938
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*(6)	15,000	15,915
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*(6)	35,000	35,284

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	$5,000	$5,337
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	16,050
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	5,000	5,113
		82,637
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	10,200
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	10,000	10,925
		21,125
Telecom Services — 0.0%
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	25,250
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019†*(8)(9)	31,000	26,195
CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	20,000	21,375
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	20,000	20,750
		68,320
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	50,000	51,464
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,808
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	50,000	50,244
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,130
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	14,162
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,280
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	15,000	13,013
Security Description	Principal Amount(18)	Value (Note 2)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	$5,000	$4,238
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	39,200
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	5,000	5,217
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	18,000	17,427
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	16,000	11,320
		216,503
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	11,000	10,400
CBS Corp. Company Guar. Notes 3.50% due 01/15/2025	13,000	13,226
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	35,000	35,610
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	15,000	15,450
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	30,787
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,400
		115,873
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,825
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	10,000	9,862
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	6,000	6,045
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	13,000	13,130
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	11,000	11,330
		50,192
Transactional Software — 0.0%
Solera LLC Senior Notes 10.50% due 03/01/2024*	30,000	34,153

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	$15,000	$18,551
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	19,107
Norfolk Southern Corp. Senior Notes 4.05% due 08/15/2052*(6)	26,000	25,466
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,712
		82,836
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,545
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	15,805
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	25,000	26,063
Total U.S. Corporate Bonds & Notes (cost $8,127,313)		8,513,954
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,600
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,707
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	18,919
		40,226
Building Products-Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	37,144
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	20,000	20,931
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	25,000	27,375
Security Description	Principal Amount(18)	Value (Note 2)
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	$27,000	$27,641
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000	11,495
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*(6)	10,000	10,250
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	5,000	5,222
		54,608
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,087
Videotron, Ltd./Videotron Ltee Senior Notes 5.13% due 04/15/2027*	30,000	31,191
		32,278
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*	8,000	8,100
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	12,000	12,120
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*(6)	10,000	10,287
		30,507
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*(6)	5,000	5,125
Venator Finance SARL/Venator Materials Corp. Company Guar. Notes 5.75% due 07/15/2025*	15,000	15,600
		20,725
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	5,000	5,206
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	5,000	5,138
		10,344
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	64,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*		$15,000	$16,080
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*		5,000	5,838
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023		5,000	5,064
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022		5,000	5,286
			16,188
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		51,000	65,449
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		10,000	13,090
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	19,932
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		10,000	10,387
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*		5,000	5,288
			15,675
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*		5,000	5,231
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*		10,000	9,025
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Notes 7.00% due 04/15/2023*		15,000	2,438
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		23,000	22,857
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		28,000	27,603
Security Description	Principal Amount(18)	Value (Note 2)
Medical-Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	$29,000	$26,729
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	10,000	9,987
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	4,388
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	19,000	16,791
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	20,000	17,525
Valeant Pharmaceuticals International, Inc.* Senior Sec. Notes 6.50% due 03/15/2022	5,000	5,288
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	16,014
		147,182
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	2,000	2,164
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	30,000	30,862
Motion Pictures & Services — 0.0%
LG FinanceCo Corp. Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,750
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	15,000	13,312
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	10,000	10,200
Shelf Drilling Holdings, Ltd. Sec. Notes 9.50% due 11/02/2020*(6)	10,000	10,113
		33,625
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	15,000	15,164

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	$5,000	$4,363
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	5,000	4,881
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	4,288
Seven Generations Energy, Ltd. Company Guar. Notes 5.38% due 09/30/2025*(6)	10,000	10,075
Seven Generations Energy, Ltd. Company Guar. Notes 6.75% due 05/01/2023*	10,000	10,537
Seven Generations Energy, Ltd. Company Guar. Notes 8.25% due 05/15/2020*	14,000	14,630
		63,938
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	19,993
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*(6)	25,000	24,787
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	30,000	34,536
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	34,882
		114,198
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	5,000	5,150
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*(6)	5,000	5,500
		10,650
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	18,279
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	15,000	15,776
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*(6)	25,000	25,211
Security Description	Principal Amount(18)	Value (Note 2)
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*(6)	$15,000	$15,186
New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	10,000	10,035
New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,131
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	4,000	4,126
		34,478
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	2,000	1,895
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	25,000	25,250
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	6,000	3,870
		31,015
Security Services — 0.0%
GW Honos Security Corp. Senior Notes 8.75% due 05/15/2025*	15,000	15,994
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	11,500
ArcelorMittal Senior Notes 7.50% due 10/15/2039	7,000	8,400
		19,900
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,953
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	27,000
Total Foreign Corporate Bonds & Notes (cost $1,088,476)		1,114,421
LOANS(10)(11)(12) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL-B 5.05% (3 ML +3.75%) due 09/30/2020	4,728	4,735

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(10)(11)(12) (continued)
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.75% (1 ML +7.75%) due 03/01/2017(13)	$38,791	$46,791
Caesars Growth Properties Holdings LLC FRS BTL-B 4.24% (1 ML +3.00%) due 05/08/2021	4,634	4,637
		51,428
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 4.74% (1 ML +3.50%) due 09/07/2023	14,850	13,295
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 5.05% (3 ML +3.75%) due 06/30/2021	14,923	14,952
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.55% (3 ML +3.25%) due 07/06/2021	6,989	7,014
Telecommunication Equipment — 0.0%
Avaya Inc. FRS BTL 6.56% (3 ML +5.25%) due 04/30/2020†(8)(9)	14,689	12,486
Total Loans (cost $99,318)		103,910
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	37,093
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,955
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	43,588
Total Municipal Bonds & Notes (cost $70,184)		98,636
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	4,078	4,567
7.50% due 10/01/2029	4,810	5,442
Security Description	Principal Amount(18)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 13.79% (16.95%-1 ML) due 06/15/2034(3)(14)	$14,216	$17,119
Federal Home Loan Mtg. Corp., REMIC FRS Series 3065, Class DC 16.16% (19.86%-1 ML) due 03/15/2035(3)(14)	30,206	40,025
Federal Home Loan Mtg. Corp., REMIC FRS Series 3072, Class SM 19.27% (23.80%-1 ML) due 11/15/2035(3)(14)	15,869	22,753
		89,906
Federal National Mtg. Assoc. — 2.4%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C03, Class 2M1 2.44% (1 ML+1.20%) due 07/25/2024	75	75
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C05, Class 2M1 2.59% (1 ML+1.35%) due 01/25/2029	7,509	7,549
Fannie Mae Connecticut Avenue Securities FRS Series 2017-C01, Class 1M2 4.79% (1 ML+3.55%) due 07/25/2029	15,000	15,820
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C03, Class 1M2 6.54% (1 ML+5.30%) due 10/25/2028	10,000	11,487
Federal National Mtg. Assoc. 3.00% due November TBA	1,000,000	1,001,289
3.50% due November TBA	1,000,000	1,028,613
4.00% due 05/01/2019	24,316	25,142
4.00% due 09/01/2020	4,201	4,344
4.00% due 08/01/2047	998,541	1,051,854
4.50% due 04/01/2018	124	127
4.50% due 03/01/2020	1,979	2,027
4.50% due 04/01/2020	2,949	3,016
4.50% due 09/01/2020	3,157	3,229
4.50% due 11/01/2020	1,854	1,910
5.00% due 03/01/2021	1,406	1,439
5.50% due 03/01/2018	217	217
6.00% due 06/01/2036	1,610	1,839
6.50% due 01/01/2036	382	423
6.50% due 06/01/2036	6,853	7,635
6.50% due 07/01/2036	4,455	5,148
6.50% due 09/01/2036	12,937	14,688
6.50% due 11/01/2036	21,182	23,646
7.00% due 06/01/2033	4,184	4,714
7.00% due 04/01/2035	6,664	7,710
7.50% due 04/01/2024	5,249	5,663

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.40% due 10/25/2041(3)(5)(17)	$90,216	$1,563
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 16.54% (20.25%-1 ML) due 08/25/2035(3)(14)	8,360	11,207
Federal National Mtg. Assoc., REMIC FRS Series 2005-122, Class SE 18.77% (23.10%-1 ML) due 11/25/2035(3)(14)	9,962	13,942
Federal National Mtg. Assoc., REMIC FRS Series 2006-8, Class HP 20.03% (24.57%-1 ML) due 03/25/2036(3)(14)	17,102	24,781
		3,281,097
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	16,747	19,659
6.50% due 09/20/2037	4,107	4,861
		24,520
Total U.S. Government Agencies (cost $3,426,879)		3,395,523
U.S. GOVERNMENT TREASURIES — 3.0%
United States Treasury Bonds — 0.5%
2.75% due 08/15/2042(15)	610,000	602,613
3.00% due 02/15/2047	40,000	41,146
3.75% due 11/15/2043	70,000	82,053
		725,812
United States Treasury Notes — 2.5%
0.88% due 06/15/2019	300,000	297,106
1.00% due 08/31/2019	490,000	485,693
1.13% due 12/31/2019	420,000	416,407
1.13% due 03/31/2020	600,000	593,648
1.38% due 09/30/2018	430,000	429,983
1.63% due 04/30/2019	100,000	100,281
1.88% due 11/30/2021	430,000	430,924
2.00% due 11/30/2020	30,000	30,304
2.00% due 02/15/2022	510,000	513,327
		3,297,673
Total U.S. Government Treasuries (cost $4,017,332)		4,023,485
EXCHANGE-TRADED FUNDS — 2.0%
iShares MSCI India ETF	16,672	547,675
SPDR S&P 500 ETF Trust, Series 1	7,447	1,870,910
SPDR S&P MidCap 400 ETF Trust	788	257,148
Total Exchange Traded Funds (cost $2,592,136)		2,675,733
Security Description	Shares/ Principal Amount(18)	Value (Note 2)
EQUITY CERTIFICATES(6) — 0.2%
Airport Development/Maintenance — 0.0%
UBS AG - Shanghai International Airport Co., Ltd.	7,200	$41,166
Beverages-Wine/Spirits — 0.0%
UBS AG - Wuliangye Yibin Co., Ltd.	3,428	29,559
Diversified Banking Institutions — 0.1%
UBS AG-Qingdao Haier Co., Ltd.	31,800	72,238
Insurance-Life/Health — 0.1%
Merrill Lynch International -Bupa Arabia for Cooperative Insurance Co.	1,559	49,105
Medical-Biomedical/Gene — 0.0%
UBS AG - Jiangsu Nhwa Pharmaceutical Co., Ltd.	19,300	41,170
Total Equity Certificates (cost $218,128)		233,238
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04) (cost $0)	198	109
OPTIONS – PURCHASED†(6)(16) — 0.0%
iShares Core MSCI Emerging Markets ETF	9,579	2,634
iShares MSCI Emerging Markets ETF	15,012	9,693
Total Options - Purchased (cost $20,682)		12,327
Total Long-Term Investment Securities (cost $107,522,373)		121,228,930
SHORT-TERM INVESTMENT SECURITIES — 5.6%
Commercial Paper — 3.4%
BNP Paribas Fortis SA NY 1.19% due 10/04/2017	$670,000	669,894
Chariot Funding LLC 1.20% due 10/11/2017*	670,000	669,728
Fairway Finance Corp. 1.32% due 12/18/2017*	670,000	668,020
MetLife Short Term Funding LLC 1.14% due 10/25/2017*	600,000	599,506
Nestle Finance International, Ltd. 1.13% due 10/16/2017	660,000	659,664
Roche Holdings, Inc. 1.11% due 10/19/2017*	670,000	669,590
Wal-Mart Stores, Inc. 1.11% due 10/23/2017*	670,000	669,506
		4,605,908
U.S. Government Agencies — 2.2%
Federal Home Loan Bank Disc. Notes 1.03% due 11/10/2017	2,910,000	2,906,848
Total Short-Term Investment Securities (cost $7,512,998)		7,512,756

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
REPURCHASE AGREEMENTS — 5.0%
Agreement with Bank of America Securities LLC, bearing interest at 1.04%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $6,681,579 collateralized by $5,926,000 of United States Treasury Bonds, bearing interest at 3.63% due 08/15/2043 and having an approximate value of $6,819,067. (cost $6,681,000)	$6,681,000	$6,681,000
TOTAL INVESTMENTS (cost $121,716,371)(19)	101.3%	135,422,686
Liabilities in excess of other assets	(1.3)	(1,690,812)
NET ASSETS	100.0%	$133,731,874

#  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $8,631,411 representing 6.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security classified as Level 3 (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $1,012,688 representing 0.8% of net assets.

(7)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(8)  Security in default of interest.

(9)  Company has filed for bankruptcy protection.

(10)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)  Security in default of interest and principal at maturity.

(14)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2017.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  Options Purchased

Over the Counter Put Options — Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Market	UBS AG	November 2017	$42.00	9,579	$429,235	$7,472	$2,634	$(4,838)
iShares MSCI Emerging Market	UBS AG	December 2017	43.00	15,012	672,688	13,210	9,693	(3,517)
					1,101,923	$20,682	$12,327	$(8,355)

*  Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(17)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(18)  Denominated in United States Dollars unless otherwise indicated.

(19)  See Note 4 for cost of investments on a tax basis

ADR — American Depositary Receipt

BTL — Bank Term Loan

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

DAC — Designated Activity Company

GDR — Global Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

5 Yr USR — 5 Year USD Swap Rate

12 MTA — 12 Month USD Treasury Average Index

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Over the Counter Put Options — Written

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Market	UBS AG	November 2017	$40.00	9,579	$429,235	$3,927	$1,694	$2,233
iShares MSCI Emerging Market	UBS AG	December 2017	41.00	15,012	672,688	7,656	5,237	2,419
					$1,101,923	$11,583	$6,931	$4,652

Over the Counter Call Options — Written

Issue	Counterparty	Expiration Month	Strike Price		Number of Contracts	Notional Amount*	Premiums Received	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Tencent Holdings	UBS AG	November 2017	HKD	320	919	$44,138	$2,135	$2,827	$(692)

*  Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

HKD — Hong Kong Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
106	Long	E-Mini Russell 2000 Index	December 2017	$7,415,760	$7,912,370	$496,610
10	Long	S&P 500 E-Mini Index	December 2017	1,252,757	1,258,050	5,293
10	Short	S&P 500 E-Mini Index	December 2017	1,242,900	1,258,050	(15,150)
9	Long	TOPIX Index	December 2017	1,255,440	1,339,702	84,262
66	Long	U.S. Treasury 10 Year Notes	December 2017	8,358,297	8,270,625	(87,672)
46	Short	U.S. Treasury 10 Year Notes	December 2017	5,822,625	5,764,375	58,250
2	Short	U.S. Treasury 10 Year Ultra Notes	December 2017	271,781	268,656	3,125
4	Long	U.S. Treasury 2 Year Notes	December 2017	864,876	862,813	(2,063)
43	Short	U.S. Treasury 2 Year Notes	December 2017	9,296,875	9,275,234	21,641
53	Short	U.S. Treasury 5 Year Notes	December 2017	6,270,609	6,227,500	43,109
						$607,405

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
Swap Counterparty	Notional Amount (000's)	Maturity Date	Payments Received (Paid) by Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	$6,290	12/01/2017	(3 Month USD LIBOR-BBA plus 37 bps)/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$—	$141,671
Citibank N.A.	5,271	11/27/2017	3 Month USD LIBOR plus 9 bps/Quarterly	Russell 1000 Index Total Return/ Quarterly	—	(180,770)
Net Unrealized Appreciation (Depreciation)					$—	$(39,099)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

(1)  The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

Common Stock	Percentage*	Shares	Value
Adobe Systems, Inc.	0.8%	10	$1,476
Aflac, Inc.	1.1%	26	2,081
Allstate Corp.	1.2%	24	2,175
Alphabet, Inc., Class A	1.1%	2	2,073
Altria Group, Inc.	1.8%	53	3,330
Apple, Inc.	2.0%	24	3,651
Applied Materials, Inc.	2.0%	72	3,751
Automatic Data Processing, Inc.	1.4%	24	2,646
Baker Hughes, a GE Company	1.0%	48	1,757
Berkshire Hathaway, Inc., Class B	1.0%	10	1,916
CBS Corp., Class B	1.4%	44	2,577
CME Group, Inc.	1.0%	14	1,916
CVS Health Corp.	1.2%	26	2,136
Danaher Corp.	1.7%	36	3,113
eBay, Inc.	1.8%	87	3,359
Edison International	0.8%	19	1,450
Equity Residential	0.8%	23	1,534
Exxon Mobil Corp.	1.7%	39	3,185
F5 Networks, Inc.	1.0%	15	1,798
Fidelity National Information Services, Inc.	1.0%	20	1,873
General Dynamics Corp.	1.1%	10	1,953
Harris Corp.	0.8%	11	1,459
Honeywell International, Inc.	1.7%	22	3,081
Humana, Inc.	1.7%	13	3,085
Intu Properties PLC	1.8%	23	3,251
Johnson & Johnson	3.0%	43	5,550
JPMorgan Chase & Co.	2.6%	51	4,843
Juniper Networks, Inc.	1.2%	77	2,136
Kimberly-Clark Corp.	1.5%	23	2,743
Kinder Morgan, Inc.	1.0%	97	1,859
Lowe's Cos., Inc.	1.4%	32	2,552
Marathon Petroleum Corp.	0.9%	29	1,653
McDonald's Corp.	2.1%	25	3,861
Merck KGaA	0.9%	25	1,584
Microsoft Corp.	0.8%	20	1,483
Norfolk Southern Corp.	1.7%	24	3,156
Northrop Grumman Corp.	1.7%	11	3,129
Pfizer, Inc.	2.4%	125	4,470
PG&E Corp.	1.0%	27	1,825
PNC Financial Services Group, Inc.	1.8%	25	3,394
Raytheon Co.	1.9%	19	3,517
Ross Stores, Inc.	1.0%	27	1,758
Sherwin-Williams Co.	1.4%	7	2,518
Sysco Corp.	0.9%	29	1,574
Texas Instruments, Inc.	2.0%	41	3,672
TJX Cos., Inc.	1.4%	35	2,611
UnitedHealth Group, Inc.	1.9%	18	3,477
Verizon Communications, Inc.	1.1%	39	1,942
Walt Disney Co.	1.4%	27	2,662
Zoetis, Inc.	1.4%	40	2,556

*  Represents the weighting of the component in the custom basket.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	HKD	1,954,200	USD	250,150	11/15/2017	$—	$(290)
	USD	578,419	GBP	444,500	12/20/2017	18,639	—
						18,639	(290)
Barclays Bank PLC	USD	89,685	HKD	698,700	11/15/2017	—	(143)
Citibank N.A.	CAD	17,600	USD	13,586	10/18/2017	—	(521)
	USD	176,634	DKK	1,100,000	12/20/2017	—	(1,113)
	USD	315,300	EUR	263,500	12/20/2017	—	(2,514)
						—	(4,148)
Credit Suisse AG	USD	207,544	AUD	271,400	10/18/2017	5,308	—
	USD	570,825	JPY	62,757,400	11/15/2017	—	(12,038)
	USD	428,319	CHF	409,700	12/20/2017	—	(2,988)
	USD	107,887	GBP	82,800	12/20/2017	3,331	—
						8,639	(15,026)
JPMorgan Chase Bank	NOK	450,600	USD	58,061	12/20/2017	1,384	—
	USD	289,795	AUD	379,000	10/18/2017	7,445	—
	USD	305,402	JPY	33,571,000	11/15/2017	—	(6,488)
	USD	161,215	SGD	218,600	11/15/2017	18	—
	USD	270,235	CHF	258,400	12/20/2017	—	(1,977)
	USD	473,176	EUR	394,900	12/20/2017	—	(4,413)
	USD	293,209	GBP	225,000	12/20/2017	9,014	—
	USD	199,797	SEK	1,581,500	12/20/2017	—	(4,734)
						17,861	(17,612)
State Street Bank and Trust Co.	USD	12,591	ILS	43,900	10/18/2017	—	(165)
UBS AG	USD	181,181	AUD	236,900	10/18/2017	4,613	—
Net Unrealized Appreciation (Depreciation)						$49,752	$(37,384)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — New Israeli Sheqel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singpore Dollar
USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$17,443	$30,666	$—	$48,109
Hazardous Waste Disposal	—	—	76	76
Oil Companies-Exploration & Production	901,397	—	810	902,207
Other Industries	97,145,634	—	—	97,145,634
Convertible Preferred Securities	13,994	—	—	13,994
Preferred Securities	15,312	—	—	15,312
Preferred Securities/Capital Securities	—	826,363	—	826,363
Asset Backed Securities	—	2,087,280	—	2,087,280
Convertible Bonds & Notes	—	18,619	—	18,619
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	55,543	3	55,546
Other Industries	—	8,458,408	—	8,458,408
Foreign Corporate Bonds & Notes	—	1,114,421	—	1,114,421
Loans	—	103,910	—	103,910
Municipal Bonds & Notes	—	98,636	—	98,636
U.S. Government Agencies	—	3,395,523	—	3,395,523
U.S. Government Treasuries	—	4,023,485	—	4,023,485
Exchange-Traded Funds	2,675,733	—	—	2,675,733
Equity Certificates	—	233,238	—	233,238
Warrants	109	—	—	109
Options — Purchased	—	12,327	—	12,327
Short-Term Investment Securities	—	7,512,756	—	7,512,756
Repurchase Agreements	—	6,681,000	—	6,681,000
Total Investments at Value	$100,769,622	$34,652,175	$889	$135,422,686
Other Financial Instruments:†
Over the Counter Put Options — Written	$—	$4,652	$—	$4,652
Futures Contracts	712,290	—	—	712,290
Over the Counter Total Return Swap Contracts	—	141,671	—	141,671
Forward Foreign Currency Contracts	—	49,752	—	49,752
Total Other Financial Instruments	$712,290	$196,075	$—	$908,365
LIABILITIES:
Other Financial Instruments:†
Over the Counter Call Options — Written	$—	$692	$—	$692
Futures Contracts	104,885	—	—	104,885
Over the Counter Total Return Swap Contracts	—	180,770	—	180,770
Forward Foreign Currency Contracts	—	37,384	—	37,384
Total Other Financial Instruments	$104,885	$218,846	$—	$323,731

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
E-Commerce/Products	8.6%
Applications Software	7.3
Computers	5.9
Medical-HMO	5.6
Web Portals/ISP	5.0
Commercial Services-Finance	4.8
Internet Content-Entertainment	4.6
Medical-Biomedical/Gene	4.6
Finance-Credit Card	4.5
E-Commerce/Services	4.1
Real Estate Investment Trusts	3.1
Medical Products	2.9
Diversified Banking Institutions	2.6
Aerospace/Defense	2.5
Tobacco	2.2
Auto-Cars/Light Trucks	2.0
Airlines	1.9
Data Processing/Management	1.7
Medical Instruments	1.6
Retail-Restaurants	1.6
Electronic Components-Semiconductors	1.4
Machinery-General Industrial	1.3
Registered Investment Companies	1.3
Internet Security	1.2
Medical-Drugs	1.2
Instruments-Controls	1.1
Finance-Other Services	1.1
Internet Application Software	1.1
Finance-Investment Banker/Broker	1.1
Entertainment Software	1.0
Lighting Products & Systems	0.9
Diversified Manufacturing Operations	0.9
Cellular Telecom	0.8
Electric-Integrated	0.8
Medical-Hospitals	0.7
Electronic Measurement Instruments	0.7
Banks-Commercial	0.6
Building & Construction Products-Misc.	0.6
Banks-Fiduciary	0.6
Food-Misc./Diversified	0.5
Enterprise Software/Service	0.5
Diagnostic Equipment	0.5
Retail-Auto Parts	0.5
Hotels/Motels	0.4
Insurance-Multi-line	0.4
Auto/Truck Parts & Equipment-Original	0.4
Retail-Discount	0.3
Retail-Building Products	0.3
Water	0.3
Semiconductor Equipment	0.3
Real Estate Management/Services	0.2
Casino Hotels	0.1
100.2%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Stock Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Aerospace/Defense — 2.5%
Boeing Co.	43,890	$11,157,277
Airlines — 1.9%
American Airlines Group, Inc.	142,600	6,772,074
United Continental Holdings, Inc.†	31,567	1,921,799
		8,693,873
Applications Software — 7.2%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	401,288
Intuit, Inc.	38,300	5,443,962
Microsoft Corp.	236,500	17,616,885
salesforce.com, Inc.†	59,600	5,567,832
ServiceNow, Inc.†	30,337	3,565,507
		32,595,474
Auto-Cars/Light Trucks — 2.0%
Ferrari NV	39,275	4,339,102
Tesla, Inc.†	13,896	4,739,926
		9,079,028
Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	18,300	1,800,720
Banks-Commercial — 0.6%
First Republic Bank	27,898	2,914,225
Banks-Fiduciary — 0.6%
State Street Corp.	27,100	2,589,134
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	40,383	2,714,949
Casino Hotels — 0.1%
MGM Resorts International	18,680	608,781
Cellular Telecom — 0.8%
Altice USA, Inc., Class A†	38,200	1,043,242
T-Mobile US, Inc.†	43,000	2,651,380
		3,694,622
Commercial Services-Finance — 4.8%
Equifax, Inc.	32,556	3,450,610
PayPal Holdings, Inc.†	193,053	12,361,184
TransUnion†	60,708	2,869,060
Vantiv, Inc., Class A†	41,600	2,931,552
		21,612,406
Computers — 5.9%
Apple, Inc.	171,946	26,500,318
Data Processing/Management — 1.7%
Fidelity National Information Services, Inc.	46,200	4,314,618
Fiserv, Inc.†	27,517	3,548,592
		7,863,210
Diagnostic Equipment — 0.5%
Danaher Corp.	25,900	2,221,702
Diversified Banking Institutions — 2.6%
JPMorgan Chase & Co.	49,700	4,746,847
Morgan Stanley	143,600	6,917,212
		11,664,059
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 0.9%
Illinois Tool Works, Inc.	27,600	$4,083,696
E-Commerce/Products — 8.3%
Alibaba Group Holding, Ltd. ADR†	76,039	13,132,696
Amazon.com, Inc.†	25,193	24,219,290
Flipkart, Ltd.†(1)(2)(3)	922	81,241
		37,433,227
E-Commerce/Services — 3.2%
Priceline Group, Inc.†	7,911	14,483,617
Electric-Integrated — 0.8%
NextEra Energy, Inc.	24,500	3,590,475
Electronic Components-Semiconductors — 1.4%
NVIDIA Corp.	6,300	1,126,251
Xilinx, Inc.	72,868	5,161,240
		6,287,491
Electronic Measurement Instruments — 0.7%
Fortive Corp.	41,849	2,962,491
Enterprise Software/Service — 0.5%
Workday, Inc., Class A†	21,677	2,284,539
Entertainment Software — 1.0%
Electronic Arts, Inc.†	36,700	4,332,802
Finance-Credit Card — 4.5%
MasterCard, Inc., Class A	58,300	8,231,960
Visa, Inc., Class A	115,700	12,176,268
		20,408,228
Finance-Investment Banker/Broker — 1.1%
TD Ameritrade Holding Corp.	98,533	4,808,410
Finance-Other Services — 1.1%
Intercontinental Exchange, Inc.	72,700	4,994,490
Food-Misc./Diversified — 0.5%
Danone SA	2,147	168,417
Kraft Heinz Co.	29,700	2,303,235
		2,471,652
Hotels/Motels — 0.4%
Marriott International, Inc., Class A	18,064	1,991,737
Instruments-Controls — 1.1%
Honeywell International, Inc.	35,500	5,031,770
Insurance-Multi-line — 0.4%
Chubb, Ltd.	12,769	1,820,221
Internet Application Software — 1.1%
Tencent Holdings, Ltd.	111,900	4,816,015
Internet Content-Entertainment — 4.6%
Facebook, Inc., Class A†	106,328	18,168,265
Netflix, Inc.†	14,800	2,683,980
		20,852,245
Internet Security — 1.2%
Symantec Corp.	169,300	5,554,733
Lighting Products & Systems — 0.9%
Acuity Brands, Inc.	24,654	4,222,737

Seasons Series Trust Stock Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 1.3%
Roper Technologies, Inc.	18,024	$4,387,042
Wabtec Corp.	19,811	1,500,683
		5,887,725
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	6,751	7,060,736
Medical Products — 2.9%
Becton Dickinson and Co.	32,042	6,278,630
Stryker Corp.	46,579	6,615,150
		12,893,780
Medical-Biomedical/Gene — 4.6%
Alexion Pharmaceuticals, Inc.†	42,117	5,908,594
Biogen, Inc.†	17,702	5,542,850
Celgene Corp.†	17,800	2,595,596
Vertex Pharmaceuticals, Inc.†	44,186	6,718,040
		20,765,080
Medical-Drugs — 1.2%
Merck & Co., Inc.	52,900	3,387,187
Zoetis, Inc.	33,700	2,148,712
		5,535,899
Medical-HMO — 5.6%
Aetna, Inc.	19,459	3,094,176
Anthem, Inc.	19,300	3,664,684
Centene Corp.†	18,254	1,766,439
Cigna Corp.	24,755	4,627,700
Humana, Inc.	12,370	3,013,703
UnitedHealth Group, Inc.	46,600	9,126,610
		25,293,312
Medical-Hospitals — 0.7%
HCA Healthcare, Inc.†	42,700	3,398,493
Real Estate Investment Trusts — 3.1%
American Tower Corp.	34,700	4,742,796
Crown Castle International Corp.	74,600	7,458,508
Equinix, Inc.	3,916	1,747,711
		13,949,015
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	1,490	77,197
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	3,492	2,078,124
Retail-Building Products — 0.3%
Home Depot, Inc.	8,800	1,439,328
Retail-Discount — 0.3%
Dollar General Corp.	17,900	1,450,795
Retail-Restaurants — 1.6%
Restaurant Brands International, Inc.	42,497	2,714,708
Yum! Brands, Inc.	58,600	4,313,546
		7,028,254
Semiconductor Equipment — 0.3%
ASML Holding NV	7,100	1,215,520
Security Description	Shares	Value (Note 2)
Tobacco — 2.2%
British American Tobacco PLC	52,853	$3,308,850
Philip Morris International, Inc.	61,601	6,838,327
		10,147,177
Water — 0.3%
American Water Works Co., Inc.	15,128	1,224,006
Web Portals/ISP — 5.0%
Alphabet, Inc., Class A†	11,500	11,197,780
Alphabet, Inc., Class C†	11,766	11,284,888
		22,482,668
Total Common Stocks (cost $327,706,937)		440,067,463
CONVERTIBLE PREFERRED SECURITIES — 1.5%
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	631,091
E-Commerce/Products — 0.3%
Flipkart, Ltd., Series A†(1)(2)(3)	316	27,844
Flipkart, Ltd., Series C†(1)(2)(3)	556	48,991
Flipkart, Ltd., Series E†(1)(2)(3)	1,032	90,933
Flipkart, Ltd., Series G†(1)(2)(3)	4,576	548,022
Flipkart, Ltd., Series H†(1)(2)(3)	4,257	605,515
		1,321,305
E-Commerce/Services — 0.9%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,431,535
Airbnb, Inc., Series E†(1)(2)(3)	8,841	949,523
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	873,345
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	970,155
		4,224,558
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	694,150
Total Convertible Preferred Securities (cost $5,325,447)		6,871,104
Total Long-Term Investment Securities (cost $333,032,384)		446,938,567
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(4)	636,625	636,625
T. Rowe Price Government Reserve Fund 1.07%(4)	5,039,223	5,039,223
Total Short-Term Investment Securities (cost $5,675,848)		5,675,848
TOTAL INVESTMENTS (cost $338,708,232)(5)	100.2%	452,614,415
Liabilities in excess of other assets	(0.2)	(762,281)
NET ASSETS	100.0%	$451,852,134

#  See Note 1

†  Non-income producing security

Seasons Series Trust Stock Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

(1)  Securities are classified as Level 3 (see Note 2).

(2)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $7,430,830 representing 1.6% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$401,288	$10.45	0.09%
Flipkart, Ltd.	03/19/2015	922	105,108	81,241	88.11	0.02
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	77,197	51.81	0.02
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,431,535	107.40	0.32
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Airbnb, Inc., Series E	07/14/2015	8,841	$823,048	$949,523	$107.40	0.21%
Flipkart, Ltd. Series A	03/19/2015	316	36,022	27,844	88.11	0.01
Flipkart, Ltd. Series C	03/19/2015	556	63,384	48,991	88.11	0.01
Flipkart, Ltd. Series E	03/19/2015	1,032	117,648	90,933	88.11	0.02
Flipkart, Ltd. Series G	12/17/2014	4,576	548,022	548,022	119.76	0.12
Flipkart, Ltd. Series H	04/17/2015	4,257	605,516	605,515	142.24	0.13
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	631,091	23.67	0.14
Uber Technologies, Inc., Series G	12/03/2015	20,747	1,011,878	873,345	42.10	0.19
WeWork Cos., Inc., Series E	06/23/2015	13,398	440,655	694,150	51.81	0.15
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	970,155	50.93	0.21
				$7,430,830		1.64%

(4)  The rate shown is the 7-day yield as of September 30, 2017.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$32,194,186	$—	$401,288	$32,595,474
E-Commerce/Products	37,351,986	—	81,241	37,433,227
Real Estate Management/Services	—	—	77,197	77,197
Other Industries	369,961,565	—	—	369,961,565
Convertible Preferred Securities	—	—	6,871,104	6,871,104
Short-Term Investment Securities	5,675,848	—	—	5,675,848
Total Investment at Value	$445,183,585	$—	$7,430,830	$452,614,415

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

Seasons Series Trust Stock Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2017	$488,832	$6,388,402
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	76,570	632,956
Change in unrealized depreciation(1)	(5,676)	(150,254)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2017	$559,726	$6,871,104

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2017 includes:

Common Stocks	Convertible Preferred Securities
$70,894	$482,702

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at September 30, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$158,438	Market Approach	Market Transaction Price*	$51.81 - $88.1135 ($69.96175)
	$401,288	Market Approach with	Market Transaction Price*	$8.1500
		Option Pricing Method ("OPM")	2017 Estimated Revenue Multiple*	5.0x - 6.4x (5.7x)
			2018 Estimated Revenue Multiple*	5.2x - 6.04x (5.62x)
			2018 Estimated Gross Profit Multiple*	6.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.5%
			Term to liquidity event in years	2.25
			Risk-free rate	1.49%
Convertible Preferred Securities	$2,985,610	Market Approach	Market Transaction Price*	$50.9321 - $142.24 ($89.86894)
	$631,091	Market Approach	Market Transaction Price*	$23.033000
			Pending Series D Offer Price"	$27.000000
			Discount for Lack of Marketability	10.0%
	$2,381,058	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3x
			2020 Estimated Gross Profit Multiple*	6.3x
			Discount for Lack of Marketability	10.0%
	$873,345	Market Approach	Market Transaction Price*	$48.7722
			Enterprise Value/Estimated 2017 Gross
			Profit Multiple*	13.6x
			Enterprise Value/Projected 2019
			EBITDA Multiple*	28.2x
			Discount for Projected Multiple	30%
			Discount for Lack of Marketability	10% - 15% (12.5%)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Applications Software	5.9%
Computers	5.6
Web Portals/ISP	5.3
Medical-Biomedical/Gene	4.4
Internet Content-Entertainment	4.2
Medical-Drugs	4.2
Electronic Components-Semiconductors	3.5
E-Commerce/Products	3.5
Finance-Credit Card	3.4
Real Estate Investment Trusts	3.1
Aerospace/Defense	2.7
Retail-Restaurants	2.2
Cable/Satellite TV	2.1
Medical-HMO	1.8
Beverages-Non-alcoholic	1.7
Diversified Manufacturing Operations	1.7
Tobacco	1.6
Cosmetics & Toiletries	1.4
Retail-Building Products	1.3
Enterprise Software/Service	1.3
Medical Instruments	1.3
Electronic Forms	1.3
Transport-Rail	1.2
Entertainment Software	1.2
E-Commerce/Services	1.2
Commercial Services-Finance	1.2
Instruments-Controls	1.2
Oil Companies-Exploration & Production	1.0
Exchange-Traded Funds	1.0
Multimedia	1.0
Athletic Footwear	0.9
Diagnostic Equipment	0.9
Finance-Other Services	0.9
Retail-Discount	0.9
Retail-Apparel/Shoe	0.9
Machinery-General Industrial	0.8
Auto/Truck Parts & Equipment-Original	0.8
Coatings/Paint	0.8
Computer Services	0.7
Registered Investment Companies	0.7
Electronic Connectors	0.7
Electronic Measurement Instruments	0.6
Data Processing/Management	0.6
Semiconductor Equipment	0.6
Banks-Super Regional	0.6
Commercial Services	0.6
Industrial Gases	0.6
Banks-Fiduciary	0.5
Medical Products	0.5
Machinery-Pumps	0.5
Finance-Investment Banker/Broker	0.5
Consulting Services	0.5
Airlines	0.4
Building Products-Cement	0.4
Transport-Services	0.4
Computer Aided Design	0.4
Medical-Hospitals	0.4
Electronic Components-Misc.	0.4
Food-Misc./Diversified	0.4
Electric Products-Misc.	0.4
Agricultural Chemicals	0.4%
Containers-Paper/Plastic	0.3
Casino Hotels	0.3
Distribution/Wholesale	0.3
Semiconductor Components-Integrated Circuits	0.3
Telephone-Integrated	0.3
Food-Confectionery	0.3
Insurance-Property/Casualty	0.3
Brewery	0.3
Recreational Vehicles	0.3
Retail-Auto Parts	0.3
Medical Information Systems	0.3
Insurance Brokers	0.3
Drug Delivery Systems	0.2
Retail-Gardening Products	0.2
Networking Products	0.2
U.S. Government Agencies	0.2
Repurchase Agreements	0.2
Oil-Field Services	0.2
Food-Catering	0.2
Chemicals-Specialty	0.2
Apparel Manufacturers	0.2
Electric-Integrated	0.2
Retail-Drug Store	0.2
Computer Software	0.2
Cellular Telecom	0.2
Cruise Lines	0.2
Hotels/Motels	0.2
Investment Management/Advisor Services	0.1
Retail-Major Department Stores	0.1
Non-Hazardous Waste Disposal	0.1
Finance-Consumer Loans	0.1
Beverages-Wine/Spirits	0.1
Machinery-Construction & Mining	0.1
Independent Power Producers	0.1
Telecommunication Equipment	0.1
Consumer Products-Misc.	0.1
Medical Labs & Testing Services	0.1
Engines-Internal Combustion	0.1
Pipelines	0.1
Disposable Medical Products	0.1
Industrial Automated/Robotic	0.1
Chemicals-Diversified	0.1
Aerospace/Defense-Equipment	0.1
Television	0.1
Gold Mining	0.1
Machinery-Farming	0.1
Advertising Agencies	0.1
99.8%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Large Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	3,111	$64,678
Omnicom Group, Inc.	2,390	177,027
		241,705
Aerospace/Defense — 2.7%
Boeing Co.	14,474	3,679,436
General Dynamics Corp.	19,090	3,924,522
Lockheed Martin Corp.	3,604	1,118,285
Northrop Grumman Corp.	15,586	4,484,404
Raytheon Co.	2,797	521,864
Rockwell Collins, Inc.	1,472	192,405
TransDigm Group, Inc.	694	177,421
		14,098,337
Aerospace/Defense-Equipment — 0.1%
Harris Corp.	1,723	226,885
L3 Technologies, Inc.	506	95,345
		322,230
Agricultural Chemicals — 0.4%
Monsanto Co.	15,804	1,893,635
Airlines — 0.4%
Alaska Air Group, Inc.	1,137	86,719
Southwest Airlines Co.	7,921	443,418
United Continental Holdings, Inc.†	28,862	1,757,118
		2,287,255
Apparel Manufacturers — 0.2%
Carter's, Inc.	7,866	776,767
Hanesbrands, Inc.	2,726	67,169
Michael Kors Holdings, Ltd.†	2,181	104,361
Under Armour, Inc., Class A†	2,660	43,837
Under Armour, Inc., Class C†	2,677	40,208
		1,032,342
Applications Software — 5.9%
Citrix Systems, Inc.†	2,070	159,017
Intuit, Inc.	17,355	2,466,840
Microsoft Corp.	298,114	22,206,512
Red Hat, Inc.†	2,553	283,025
salesforce.com, Inc.†	56,885	5,314,197
		30,429,591
Athletic Footwear — 0.9%
NIKE, Inc., Class B	94,569	4,903,403
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,628	190,110
Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	29,788	2,931,139
WABCO Holdings, Inc.†	6,951	1,028,748
		3,959,887
Banks-Fiduciary — 0.5%
Citizens Financial Group, Inc.	2,737	103,650
Northern Trust Corp.	28,810	2,648,503
		2,752,153
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 0.6%
Comerica, Inc.	1,392	$106,154
KeyCorp	7,665	144,255
SunTrust Banks, Inc.	33,106	1,978,746
US Bancorp	12,801	686,005
		2,915,160
Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	111,164	5,003,492
Dr Pepper Snapple Group, Inc.	1,568	138,721
Monster Beverage Corp.†	46,157	2,550,174
PepsiCo, Inc.	11,507	1,282,225
		8,974,612
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,690	91,767
Constellation Brands, Inc., Class A	2,473	493,240
		585,007
Brewery — 0.3%
Molson Coors Brewing Co., Class B	17,478	1,426,904
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	2,214	47,136
Discovery Communications, Inc., Class C†	2,923	59,220
Scripps Networks Interactive, Inc., Class A	1,380	118,528
		224,884
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,573	105,753
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	904	186,432
Vulcan Materials Co.	16,626	1,988,470
		2,174,902
Building Products-Wood — 0.0%
Masco Corp.	2,841	110,827
Cable/Satellite TV — 2.1%
Charter Communications, Inc., Class A†	2,893	1,051,374
Comcast Corp., Class A	246,858	9,499,096
DISH Network Corp., Class A†	1,867	101,247
		10,651,717
Casino Hotels — 0.3%
Las Vegas Sands Corp.	20,928	1,342,740
MGM Resorts International	4,691	152,880
Wynn Resorts, Ltd.	1,151	171,407
		1,667,027
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	13,321	821,373
Chemicals-Diversified — 0.1%
FMC Corp.	1,273	113,692
PPG Industries, Inc.	1,955	212,430
		326,122

Seasons Series Trust Large Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.2%
Albemarle Corp.	1,589	$216,597
International Flavors & Fragrances, Inc.	659	94,178
Valvoline, Inc.	30,941	725,566
		1,036,341
Coatings/Paint — 0.8%
Sherwin-Williams Co.	10,853	3,885,808
Commercial Services — 0.6%
Cintas Corp.	1,228	177,176
CoStar Group, Inc.†	5,096	1,367,002
Ecolab, Inc.	2,060	264,936
Nielsen Holdings PLC	2,657	110,133
Quanta Services, Inc.†	2,175	81,280
ServiceMaster Global Holdings, Inc.†	19,314	902,543
		2,903,070
Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	6,392	698,773
Equifax, Inc.	9,806	1,039,338
Global Payments, Inc.	11,736	1,115,272
IHS Markit, Ltd.†	1,463	64,489
Moody's Corp.	2,390	332,712
PayPal Holdings, Inc.†	16,258	1,041,000
S&P Global, Inc.	9,508	1,486,195
Total System Services, Inc.	2,412	157,986
Western Union Co.	4,338	83,290
		6,019,055
Computer Aided Design — 0.4%
ANSYS, Inc.†	756	92,784
Autodesk, Inc.†	2,081	233,613
Cadence Design Systems, Inc.†	42,013	1,658,253
Synopsys, Inc.†	2,161	174,025
		2,158,675
Computer Services — 0.7%
Accenture PLC, Class A	8,889	1,200,637
Amdocs, Ltd.	14,427	927,945
Cognizant Technology Solutions Corp., Class A	5,947	431,395
CSRA, Inc.	1,129	36,433
DXC Technology Co.	2,170	186,360
International Business Machines Corp.	7,106	1,030,938
		3,813,708
Computer Software — 0.2%
Akamai Technologies, Inc.†	2,466	120,143
SS&C Technologies Holdings, Inc.	19,644	788,707
		908,850
Computers — 5.6%
Apple, Inc.	188,761	29,091,845
Computers-Memory Devices — 0.0%
NetApp, Inc.	2,406	105,287
Consulting Services — 0.5%
Gartner, Inc.†	9,613	1,195,954
Verisk Analytics, Inc.†	14,249	1,185,374
		2,381,328
Security Description	Shares	Value (Note 2)
Consumer Products-Misc. — 0.1%
Clorox Co.	1,021	$134,680
Kimberly-Clark Corp.	2,643	311,028
		445,708
Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	1,357	155,621
Sealed Air Corp.	36,340	1,552,445
		1,708,066
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	30,933	2,253,469
Coty, Inc., Class A	2,850	47,110
Estee Lauder Cos., Inc., Class A	32,505	3,505,339
Procter & Gamble Co.	17,973	1,635,184
		7,441,102
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	11,344	613,143
Royal Caribbean Cruises, Ltd.	1,262	149,598
		762,741
Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	4,782	446,591
Fiserv, Inc.†	18,068	2,330,049
Paychex, Inc.	4,601	275,876
		3,052,516
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	1,038	193,348
Diagnostic Equipment — 0.9%
Danaher Corp.	32,463	2,784,676
Thermo Fisher Scientific, Inc.	11,129	2,105,607
		4,890,283
Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†	1,255	195,140
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,045	334,923
Distribution/Wholesale — 0.3%
Fastenal Co.	29,997	1,367,263
LKQ Corp.†	4,443	159,904
WW Grainger, Inc.	755	135,711
		1,662,878
Diversified Manufacturing Operations — 1.7%
3M Co.	13,178	2,766,062
A.O. Smith Corp.	22,240	1,321,723
General Electric Co.	58,533	1,415,328
Illinois Tool Works, Inc.	19,291	2,854,297
Ingersoll-Rand PLC	3,649	325,381
Parker-Hannifin Corp.	1,302	227,876
		8,910,667
Drug Delivery Systems — 0.2%
DexCom, Inc.†	25,145	1,230,219
E-Commerce/Products — 3.5%
Amazon.com, Inc.†	18,466	17,752,289
eBay, Inc.†	5,584	214,761
		17,967,050

Seasons Series Trust Large Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 1.2%
Expedia, Inc.	1,757	$252,903
Priceline Group, Inc.†	3,189	5,838,485
TripAdvisor, Inc.†	904	36,639
		6,128,027
Electric Products-Misc. — 0.4%
AMETEK, Inc.	26,296	1,736,588
Emerson Electric Co.	4,235	266,127
		2,002,715
Electric-Distribution — 0.0%
CenterPoint Energy, Inc.	3,596	105,039
Electric-Integrated — 0.2%
Alliant Energy Corp.	1,562	64,932
Dominion Energy, Inc.	4,344	334,184
NextEra Energy, Inc.	3,300	483,615
WEC Energy Group, Inc.	2,360	148,161
		1,030,892
Electronic Components-Misc. — 0.4%
Corning, Inc.	12,992	388,720
Flex, Ltd.†	101,217	1,677,166
Garmin, Ltd.	1,596	86,136
		2,152,022
Electronic Components-Semiconductors — 3.5%
Advanced Micro Devices, Inc.†	11,576	147,594
Broadcom, Ltd.	16,604	4,027,134
Intel Corp.	32,444	1,235,468
Microchip Technology, Inc.	24,878	2,233,547
NVIDIA Corp.	17,846	3,190,329
Skyworks Solutions, Inc.	2,643	269,322
Texas Instruments, Inc.	75,146	6,736,087
Xilinx, Inc.	2,324	164,609
		18,004,090
Electronic Connectors — 0.7%
Amphenol Corp., Class A	37,958	3,212,765
TE Connectivity, Ltd.	2,542	211,139
		3,423,904
Electronic Forms — 1.3%
Adobe Systems, Inc.†	44,626	6,657,307
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	21,434	1,376,063
FLIR Systems, Inc.	1,381	53,735
Fortive Corp.	23,161	1,639,567
		3,069,365
Electronic Security Devices — 0.0%
Allegion PLC	874	75,575
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,266	380,756
Enterprise Software/Service — 1.3%
Oracle Corp.	77,751	3,759,261
Tyler Technologies, Inc.†	10,715	1,867,839
Ultimate Software Group, Inc.†	5,914	1,121,294
		6,748,394
Security Description	Shares	Value (Note 2)
Entertainment Software — 1.2%
Activision Blizzard, Inc.	54,961	$3,545,534
Electronic Arts, Inc.†	22,387	2,643,009
		6,188,543
Finance-Consumer Loans — 0.1%
Synchrony Financial	20,163	626,061
Finance-Credit Card — 3.4%
Alliance Data Systems Corp.	417	92,386
American Express Co.	5,066	458,270
Discover Financial Services	5,356	345,355
MasterCard, Inc., Class A	69,712	9,843,335
Visa, Inc., Class A	63,765	6,710,629
		17,449,975
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	17,143	749,835
E*TRADE Financial Corp.†	3,956	172,521
Raymond James Financial, Inc.	1,015	85,595
TD Ameritrade Holding Corp.	28,432	1,387,482
		2,395,433
Finance-Other Services — 0.9%
CBOE Holdings, Inc.	1,054	113,442
CME Group, Inc.	3,080	417,894
Intercontinental Exchange, Inc.	61,955	4,256,309
Nasdaq, Inc.	773	59,962
		4,847,607
Food-Catering — 0.2%
Aramark	25,545	1,037,382
Food-Confectionery — 0.3%
Hershey Co.	13,825	1,509,275
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	1,702	79,688
General Mills, Inc.	4,566	236,336
Kellogg Co.	1,930	120,374
Kraft Heinz Co.	19,321	1,498,343
McCormick & Co., Inc.	1,095	112,391
		2,047,132
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	3,702	199,723
Gold Mining — 0.1%
Newmont Mining Corp.	7,670	287,702
Home Decoration Products — 0.0%
Newell Brands, Inc.	4,300	183,481
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,142	54,508
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	2,321	161,194
Marriott International, Inc., Class A	4,500	496,170
Wyndham Worldwide Corp.	991	104,461
		761,825
Independent Power Producers — 0.1%
NRG Energy, Inc.	20,636	528,075

Seasons Series Trust Large Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,846	$328,976
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	16,596	2,509,647
Praxair, Inc.	2,304	321,961
		2,831,608
Instruments-Controls — 1.2%
Honeywell International, Inc.	29,383	4,164,746
Mettler-Toledo International, Inc.†	369	231,053
Sensata Technologies Holding NV†	33,697	1,619,815
		6,015,614
Instruments-Scientific — 0.0%
Waters Corp.†	758	136,076
Insurance Brokers — 0.3%
Aon PLC	3,658	534,434
Arthur J. Gallagher & Co.	2,592	159,538
Marsh & McLennan Cos., Inc.	7,372	617,847
		1,311,819
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,202	92,037
Insurance-Property/Casualty — 0.3%
Progressive Corp.	31,064	1,504,119
Internet Content-Entertainment — 4.2%
Facebook, Inc., Class A†	109,188	18,656,954
Netflix, Inc.†	18,580	3,369,483
		22,026,437
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	914	110,192
Internet Security — 0.0%
Symantec Corp.	4,331	142,100
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,035	153,708
BlackRock, Inc.	874	390,757
T. Rowe Price Group, Inc.	2,247	203,690
		748,155
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	605	103,624
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,420	551,218
Machinery-Farming — 0.1%
Deere & Co.	2,254	283,080
Machinery-General Industrial — 0.8%
Middleby Corp.†	15,121	1,938,059
Roper Technologies, Inc.	9,603	2,337,370
		4,275,429
Machinery-Pumps — 0.5%
Xylem, Inc.	38,315	2,399,668
Medical Information Systems — 0.3%
athenahealth, Inc.†	8,367	1,040,520
Cerner Corp.†	4,531	323,151
		1,363,671
Security Description	Shares	Value (Note 2)
Medical Instruments — 1.3%
Boston Scientific Corp.†	144,902	$4,226,791
Edwards Lifesciences Corp.†	17,375	1,899,261
Intuitive Surgical, Inc.†	536	560,592
		6,686,644
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	791	119,417
Quest Diagnostics, Inc.	1,217	113,960
Quintiles IMS Holdings, Inc.†	2,180	207,253
		440,630
Medical Products — 0.5%
Becton Dickinson and Co.	3,273	641,344
Cooper Cos., Inc.	4,029	955,316
Stryker Corp.	4,627	657,127
Varian Medical Systems, Inc.†	1,320	132,079
Zimmer Biomet Holdings, Inc.	1,861	217,905
		2,603,771
Medical-Biomedical/Gene — 4.4%
Alexion Pharmaceuticals, Inc.†	3,210	450,331
Amgen, Inc.	18,138	3,381,830
Biogen, Inc.†	9,756	3,054,799
Celgene Corp.†	28,760	4,193,783
Gilead Sciences, Inc.	18,785	1,521,961
Illumina, Inc.†	11,289	2,248,769
Incyte Corp.†	19,965	2,330,714
Regeneron Pharmaceuticals, Inc.†	8,657	3,870,718
Vertex Pharmaceuticals, Inc.†	12,079	1,836,491
		22,889,396
Medical-Drugs — 4.2%
AbbVie, Inc.	22,930	2,037,560
Allergan PLC	6,636	1,360,048
Bristol-Myers Squibb Co.	12,974	826,963
Eli Lilly & Co.	82,704	7,074,500
Johnson & Johnson	23,551	3,061,865
Merck & Co., Inc.	24,393	1,561,884
Pfizer, Inc.	48,072	1,716,170
Shire PLC ADR	13,042	1,997,252
Zoetis, Inc.	32,972	2,102,295
		21,738,537
Medical-HMO — 1.8%
Aetna, Inc.	28,051	4,460,389
Humana, Inc.	8,685	2,115,927
UnitedHealth Group, Inc.	13,908	2,723,882
		9,300,198
Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	18,272	821,326
HCA Healthcare, Inc.†	2,120	168,731
Universal Health Services, Inc., Class B	10,499	1,164,759
		2,154,816
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	11,806	165,756
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,454	118,307

Seasons Series Trust Large Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 1.0%
Time Warner, Inc.	11,188	$1,146,211
Twenty-First Century Fox, Inc., Class A	7,267	191,704
Twenty-First Century Fox, Inc., Class B	3,032	78,195
Walt Disney Co.	35,590	3,508,106
		4,924,216
Networking Products — 0.2%
Cisco Systems, Inc.	36,275	1,219,928
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,294	217,602
Waste Management, Inc.	5,823	455,766
		673,368
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	674	66,281
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	20,293	991,313
Apache Corp.	3,507	160,621
Cabot Oil & Gas Corp.	3,193	85,413
Chesapeake Energy Corp.†	6,139	26,398
Cimarex Energy Co.	767	87,185
Concho Resources, Inc.†	8,278	1,090,378
Devon Energy Corp.	4,159	152,677
Diamondback Energy, Inc.†	14,448	1,415,326
EOG Resources, Inc.	4,319	417,820
EQT Corp.	1,496	97,599
Newfield Exploration Co.†	1,920	56,967
Noble Energy, Inc.	2,939	83,350
Occidental Petroleum Corp.	4,729	303,649
Pioneer Natural Resources Co.	2,447	361,030
Range Resources Corp.	1,234	24,149
		5,353,875
Oil-Field Services — 0.2%
Baker Hughes a GE Co., LLC	2,647	96,933
Halliburton Co.	7,241	333,303
Schlumberger, Ltd.	8,994	627,422
		1,057,658
Pipelines — 0.1%
ONEOK, Inc.	3,825	211,943
Williams Cos., Inc.	5,351	160,584
		372,527
Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities, Inc.	1,347	160,253
American Tower Corp.	50,115	6,849,718
Apartment Investment & Management Co., Class A	2,259	99,080
AvalonBay Communities, Inc.	1,986	354,342
Boston Properties, Inc.	1,443	177,316
Crown Castle International Corp.	3,799	379,824
Digital Realty Trust, Inc.	2,943	348,245
Duke Realty Corp.	5,117	147,472
Equinix, Inc.	7,135	3,184,350
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Equity Residential	3,540	$233,392
Essex Property Trust, Inc.	503	127,777
Extra Space Storage, Inc.	1,811	144,735
Federal Realty Investment Trust	655	81,358
GGP, Inc.	9,008	187,096
Host Hotels & Resorts, Inc.	10,645	196,826
Iron Mountain, Inc.	2,168	84,335
Kimco Realty Corp.	6,123	119,705
Mid-America Apartment Communities, Inc.	997	106,559
Prologis, Inc.	7,650	485,469
Public Storage	1,399	299,372
Realty Income Corp.	2,444	139,772
Regency Centers Corp.	1,341	83,196
SBA Communications Corp.†	1,333	192,019
Simon Property Group, Inc.	2,951	475,140
Starwood Waypoint Homes	16,248	590,940
UDR, Inc.	3,849	146,377
Ventas, Inc.	2,920	190,180
Vornado Realty Trust	1,240	95,331
Welltower, Inc.	5,306	372,906
		16,053,085
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	1,904	72,124
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	13,198	1,380,907
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,216	168,708
Respiratory Products — 0.0%
ResMed, Inc.	1,350	103,896
Retail-Apparel/Shoe — 0.9%
Coach, Inc.	2,032	81,849
Foot Locker, Inc.	1,152	40,574
L Brands, Inc.	13,043	542,719
PVH Corp.	11,121	1,401,913
Ross Stores, Inc.	40,772	2,632,648
		4,699,703
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	1,062	105,350
AutoZone, Inc.†	1,673	995,619
O'Reilly Automotive, Inc.†	1,266	272,659
		1,373,628
Retail-Automobile — 0.0%
CarMax, Inc.†	1,186	89,911
Retail-Building Products — 1.3%
Home Depot, Inc.	24,564	4,017,688
Lowe's Cos., Inc.	37,001	2,957,860
		6,975,548
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,527	86,978

Seasons Series Trust Large Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 0.9%
Costco Wholesale Corp.	25,239	$4,146,515
Dollar General Corp.	3,747	303,694
Dollar Tree, Inc.†	3,407	295,796
		4,746,005
Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	12,948	999,845
Retail-Gardening Products — 0.2%
Tractor Supply Co.	19,366	1,225,674
Retail-Jewelry — 0.0%
Tiffany & Co.	749	68,743
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	9,152	674,777
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	839	189,664
Retail-Restaurants — 2.2%
Chipotle Mexican Grill, Inc.†	199	61,258
Darden Restaurants, Inc.	1,803	142,040
Dunkin' Brands Group, Inc.	23,809	1,263,782
McDonald's Corp.	42,468	6,653,886
Starbucks Corp.	58,729	3,154,335
Yum! Brands, Inc.	4,959	365,032
		11,640,333
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	5,289	455,753
QUALCOMM, Inc.	21,252	1,101,704
		1,557,457
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	43,799	2,281,490
KLA-Tencor Corp.	2,256	239,136
Lam Research Corp.	2,337	432,438
		2,953,064
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,333	113,034
Steel-Producers — 0.0%
Nucor Corp.	2,711	151,924
Telecom Services — 0.0%
Level 3 Communications, Inc.†	2,366	126,084
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	13,201	438,405
Juniper Networks, Inc.	3,063	85,244
		523,649
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	31,100	1,539,139
Television — 0.1%
CBS Corp., Class B	5,237	303,746
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	427	105,687
Security Description	Shares	Value (Note 2)
Tobacco — 1.6%
Altria Group, Inc.	77,964	$4,944,477
Philip Morris International, Inc.	30,656	3,403,122
		8,347,599
Tools-Hand Held — 0.0%
Snap-on, Inc.	439	65,416
Stanley Black & Decker, Inc.	1,057	159,575
		224,991
Toys — 0.0%
Hasbro, Inc.	1,637	159,886
Mattel, Inc.	2,810	43,499
		203,385
Transport-Rail — 1.2%
CSX Corp.	101,797	5,523,505
Union Pacific Corp.	7,944	921,266
		6,444,771
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	1,009	76,785
Expeditors International of Washington, Inc.	1,638	98,051
FedEx Corp.	3,550	800,809
United Parcel Service, Inc., Class B	9,907	1,189,731
		2,165,376
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,228	136,406
Water — 0.0%
American Water Works Co., Inc.	2,564	207,453
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,236	131,498
Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	10,051	9,786,860
Alphabet, Inc., Class C†	18,359	17,608,300
		27,395,160
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,340	198,596
X-Ray Equipment — 0.0%
Hologic, Inc.†	2,421	88,826
Total Common Stocks (cost $385,360,458)		508,545,457
EXCHANGE-TRADED FUNDS — 1.0%
iShares S&P 500 Growth Index Fund (cost $5,117,194)	36,375	5,216,902
Total Long-Term Investment Securities (cost $390,477,652)		513,762,359
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.67%(1)	3,764,428	3,764,428

Seasons Series Trust Large Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.61% due 10/02/2017	$1,200,000	$1,199,980
Total Short-Term Investment Securities (cost $4,964,408)		4,964,408
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $1,118,011 and collateralized by $1,145,000 of United States Treasury Inflation Indexed Bonds, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $1,140,706 (cost $1,118,000)	1,118,000	1,118,000
Security Description		Value (Note 2)
TOTAL INVESTMENTS (cost $396,560,060)(2)	99.8%	$519,844,767
Other assets less liabilities	0.2	1,219,972
NET ASSETS	100.0%	$521,064,739

#  See Note 1

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of September 30, 2017.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2017	$1,438,420	$1,439,600	$1,180

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$508,545,457	$—	$—	$508,545,457
Exchange-Traded Funds	5,216,902	—	—	5,216,902
Short-Term Investment Securities:
Registered Investment Companies	3,764,428	—	—	3,764,428
U.S. Government Agencies	—	1,199,980	—	1,199,980
Repurchase Agreements	—	1,118,000	—	1,118,000
Total Investments at Value	$517,526,787	$2,317,980	$—	$519,844,767
Other Financial Instruments:†
Futures Contracts	$1,180	$—	$—	$1,180

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Diversified Banking Institutions	7.9%
Medical-Drugs	7.5
Oil Companies-Integrated	5.7
Banks-Super Regional	5.3
Electric-Integrated	3.6
Diversified Manufacturing Operations	3.3
Oil Companies-Exploration & Production	2.7
Banks-Commercial	2.5
Networking Products	2.4
Oil-Field Services	2.4
Cosmetics & Toiletries	2.1
Insurance-Multi-line	2.1
Chemicals-Diversified	2.1
Investment Management/Advisor Services	2.1
Telephone-Integrated	2.1
Food-Misc./Diversified	1.9
Electronic Components-Semiconductors	1.7
Real Estate Investment Trusts	1.6
Retail-Discount	1.5
Medical Instruments	1.5
Multimedia	1.3
Insurance-Life/Health	1.3
Insurance-Reinsurance	1.3
Aerospace/Defense-Equipment	1.2
Tobacco	1.2
Banks-Fiduciary	1.2
Building Products-Air & Heating	1.2
Transport-Rail	1.0
Exchange-Traded Funds	1.0
Medical-Biomedical/Gene	1.0
Semiconductor Components-Integrated Circuits	1.0
Retail-Drug Store	1.0
Diagnostic Equipment	0.9
Computer Services	0.9
Insurance-Property/Casualty	0.8
Enterprise Software/Service	0.8
Cruise Lines	0.8
Computers-Memory Devices	0.7
Medical Products	0.7
Pipelines	0.7
Building-Residential/Commercial	0.7
Gas-Distribution	0.6
Beverages-Non-alcoholic	0.6
Hotels/Motels	0.6
Machinery-Construction & Mining	0.6
Paper & Related Products	0.6
Auto-Cars/Light Trucks	0.5
Building & Construction Products-Misc.	0.5
Retail-Catalog Shopping	0.5
Finance-Consumer Loans	0.5
Retail-Apparel/Shoe	0.5
Electronic Connectors	0.5
Finance-Other Services	0.5
Wireless Equipment	0.5
Medical-Wholesale Drug Distribution	0.5
Agricultural Chemicals	0.5
Insurance Brokers	0.5
Retail-Auto Parts	0.4
Semiconductor Equipment	0.4
Oil Refining & Marketing	0.4
Medical-Hospitals	0.4%
Medical-HMO	0.4
Commercial Services	0.4
Transport-Truck	0.3
Theaters	0.3
Electric-Distribution	0.3
Retail-Jewelry	0.3
Computers	0.3
Repurchase Agreements	0.3
Food-Wholesale/Distribution	0.3
Aerospace/Defense	0.3
Auto/Truck Parts & Equipment-Original	0.3
Containers-Paper/Plastic	0.2
Time Deposits	0.2
Toys	0.2
Airlines	0.2
Retail-Restaurants	0.2
Instruments-Controls	0.2
Finance-Credit Card	0.1
Electric Products-Misc.	0.1
Pharmacy Services	0.1
Industrial Gases	0.1
Apparel Manufacturers	0.1
Athletic Footwear	0.1
Food-Meat Products	0.1
Medical-Generic Drugs	0.1
Consumer Products-Misc.	0.1
Retail-Building Products	0.1
Agricultural Operations	0.1
E-Commerce/Products	0.1
Machinery-Farming	0.1
Commercial Services-Finance	0.1
Food-Retail	0.1
Dental Supplies & Equipment	0.1
Tools-Hand Held	0.1
Computer Aided Design	0.1
Brewery	0.1
Containers-Metal/Glass	0.1
Retail-Regional Department Stores	0.1
Oil Field Machinery & Equipment	0.1
Appliances	0.1
99.8%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	5,594	$116,299
Omnicom Group, Inc.	2,042	151,251
		267,550
Aerospace/Defense — 0.3%
Arconic, Inc.	12,267	305,203
Boeing Co.	5,795	1,473,147
Raytheon Co.	3,027	564,778
Rockwell Collins, Inc.	1,900	248,349
		2,591,477
Aerospace/Defense-Equipment — 1.2%
L3 Technologies, Inc.	1,360	256,265
United Technologies Corp.	94,904	11,016,456
		11,272,721
Agricultural Chemicals — 0.5%
Agrium, Inc.	28,902	3,098,583
CF Industries Holdings, Inc.	7,372	259,200
Monsanto Co.	4,582	549,015
Mosaic Co.	11,095	239,541
		4,146,339
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	17,781	755,870
Airlines — 0.2%
Alaska Air Group, Inc.	1,406	107,235
American Airlines Group, Inc.	13,700	650,613
Delta Air Lines, Inc.	21,054	1,015,224
		1,773,072
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	5,530	136,259
Ralph Lauren Corp.	1,750	154,507
VF Corp.	10,326	656,424
		947,190
Appliances — 0.1%
Whirlpool Corp.	2,307	425,503
Athletic Footwear — 0.1%
NIKE, Inc., Class B	17,858	925,937
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	123,623	1,479,768
General Motors Co.	41,453	1,673,872
Honda Motor Co., Ltd ADR	57,870	1,710,637
		4,864,277
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	5,331	385,644
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	6,271	321,263
Delphi Automotive PLC	22,784	2,241,946
		2,563,209
Banks-Commercial — 2.5%
BB&T Corp.	176,122	8,267,167
ING Groep NV ADR	225,211	4,148,387
M&T Bank Corp.	55,984	9,015,663
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Regions Financial Corp.	37,774	$575,298
Zions Bancorporation	6,390	301,480
		22,307,995
Banks-Fiduciary — 1.2%
Bank of New York Mellon Corp.	169,916	9,008,946
Citizens Financial Group, Inc.	9,812	371,580
Northern Trust Corp.	2,444	224,677
State Street Corp.	11,820	1,129,283
		10,734,486
Banks-Super Regional — 5.3%
Capital One Financial Corp.	15,289	1,294,367
Comerica, Inc.	2,502	190,803
Fifth Third Bancorp	23,286	651,542
Huntington Bancshares, Inc.	34,453	480,964
KeyCorp	17,531	329,933
PNC Financial Services Group, Inc.	95,538	12,875,656
SunTrust Banks, Inc.	15,170	906,711
US Bancorp	161,411	8,650,015
Wells Fargo & Co.	409,577	22,588,172
		47,968,163
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	59,455	2,676,069
Dr Pepper Snapple Group, Inc.	2,298	203,304
Monster Beverage Corp.†	5,244	289,731
PepsiCo, Inc.	19,867	2,213,780
		5,382,884
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,476	134,447
Brewery — 0.1%
Molson Coors Brewing Co., Class B	5,838	476,614
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	69,556	4,676,250
Building Products-Air & Heating — 1.2%
Johnson Controls International PLC	264,981	10,676,084
Building Products-Wood — 0.0%
Masco Corp.	3,827	149,291
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	10,766	429,886
Lennar Corp., Class A	6,422	339,082
PulteGroup, Inc.	189,863	5,188,956
		5,957,924
Cable/Satellite TV — 0.0%
DISH Network Corp., Class A†	3,094	167,788
Casino Hotels — 0.0%
MGM Resorts International	6,054	197,300
Chemicals-Diversified — 2.1%
DowDuPont, Inc.	196,886	13,630,418
Eastman Chemical Co.	4,579	414,354
FMC Corp.	1,441	128,696
LyondellBasell Industries NV, Class A	41,459	4,106,514
PPG Industries, Inc.	3,810	413,994
		18,693,976

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	1,048	$149,770
Coatings/Paint — 0.0%
Sherwin-Williams Co.	805	288,222
Commercial Services — 0.4%
Ecolab, Inc.	3,704	476,372
Nielsen Holdings PLC	66,685	2,764,093
		3,240,465
Commercial Services-Finance — 0.1%
H&R Block, Inc.	6,608	174,980
IHS Markit, Ltd.†	8,267	364,409
Western Union Co.	5,133	98,554
		637,943
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,018	124,939
Autodesk, Inc.†	2,356	264,484
Cadence Design Systems, Inc.†	2,480	97,886
		487,309
Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A	78,144	5,668,566
CSRA, Inc.	2,687	86,709
DXC Technology Co.	4,229	363,187
International Business Machines Corp.	11,780	1,709,042
		7,827,504
Computers — 0.3%
Apple, Inc.	5,800	893,896
Hewlett Packard Enterprise Co.	51,920	763,743
HP, Inc.	52,793	1,053,748
		2,711,387
Computers-Memory Devices — 0.7%
NetApp, Inc.	120,679	5,280,913
Seagate Technology PLC	9,098	301,781
Western Digital Corp.	9,320	805,248
		6,387,942
Consumer Products-Misc. — 0.1%
Clorox Co.	1,836	242,187
Kimberly-Clark Corp.	5,360	630,765
		872,952
Containers-Metal/Glass — 0.1%
Ball Corp.	11,119	459,215
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	2,823	120,599
WestRock Co.	36,598	2,076,204
		2,196,803
Cosmetics & Toiletries — 2.1%
Colgate-Palmolive Co.	12,250	892,413
Coty, Inc., Class A	8,647	142,935
Estee Lauder Cos., Inc., Class A	2,972	320,500
Procter & Gamble Co.	130,476	11,870,706
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries (continued)
Unilever NV	81,816	$4,830,417
Unilever NV CVA	23,790	1,406,995
		19,463,966
Cruise Lines — 0.8%
Carnival Corp.	30,371	1,961,055
Norwegian Cruise Line Holdings, Ltd.†	86,136	4,655,651
Royal Caribbean Cruises, Ltd.	2,665	315,909
		6,932,615
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	7,254	433,862
Patterson Cos., Inc.	2,603	100,606
		534,468
Diagnostic Equipment — 0.9%
Abbott Laboratories	124,947	6,667,172
Danaher Corp.	9,082	779,054
Thermo Fisher Scientific, Inc.	4,933	933,323
		8,379,549
Dialysis Centers — 0.0%
DaVita, Inc.†	4,835	287,151
Diversified Banking Institutions — 7.9%
Bank of America Corp.	857,298	21,723,931
Citigroup, Inc.	246,260	17,912,953
Goldman Sachs Group, Inc.	11,372	2,697,325
JPMorgan Chase & Co.	285,236	27,242,890
Morgan Stanley	44,699	2,153,151
		71,730,250
Diversified Manufacturing Operations — 3.3%
3M Co.	6,036	1,266,956
Dover Corp.	4,920	449,639
Eaton Corp. PLC	98,893	7,593,994
General Electric Co.	501,960	12,137,393
Ingersoll-Rand PLC	57,523	5,129,326
Parker-Hannifin Corp.	1,347	235,752
Pentair PLC	5,220	354,751
Textron, Inc.	52,557	2,831,771
		29,999,582
Diversified Operations — 0.0%
Leucadia National Corp.	10,008	252,702
E-Commerce/Products — 0.1%
eBay, Inc.†	19,192	738,124
E-Commerce/Services — 0.0%
TripAdvisor, Inc.†	1,438	58,282
Electric Products-Misc. — 0.1%
AMETEK, Inc.	7,295	481,762
Emerson Electric Co.	10,924	686,464
		1,168,226
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	5,722	167,139
PPL Corp.	72,244	2,741,660
		2,908,799

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 3.6%
AES Corp.	20,869	$229,976
Alliant Energy Corp.	3,871	160,917
Ameren Corp.	7,669	443,575
American Electric Power Co., Inc.	15,546	1,091,951
CMS Energy Corp.	8,914	412,896
Consolidated Edison, Inc.	9,793	790,099
Dominion Energy, Inc.	51,772	3,982,820
DTE Energy Co.	5,670	608,731
Duke Energy Corp.	22,122	1,856,478
Edison International	90,883	7,013,441
Entergy Corp.	5,674	433,267
Eversource Energy	10,016	605,367
Exelon Corp.	30,346	1,143,134
FirstEnergy Corp.	14,044	432,977
NextEra Energy, Inc.	7,547	1,106,013
PG&E Corp.	46,619	3,174,288
Pinnacle West Capital Corp.	3,528	298,328
Public Service Enterprise Group, Inc.	15,990	739,537
SCANA Corp.	4,517	219,029
Southern Co.	31,591	1,552,382
WEC Energy Group, Inc.	4,788	300,591
Xcel Energy, Inc.	132,834	6,285,705
		32,881,502
Electronic Components-Semiconductors — 1.7%
Intel Corp.	345,254	13,147,272
Micron Technology, Inc.†	35,213	1,384,927
Qorvo, Inc.†	4,023	284,346
Xilinx, Inc.	2,750	194,783
		15,011,328
Electronic Connectors — 0.5%
TE Connectivity, Ltd.	50,595	4,202,421
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	3,555	228,231
FLIR Systems, Inc.	1,301	50,622
		278,853
Electronic Security Devices — 0.0%
Allegion PLC	1,081	93,474
Engineering/R&D Services — 0.0%
Fluor Corp.	4,422	186,166
Jacobs Engineering Group, Inc.	3,803	221,601
		407,767
Enterprise Software/Service — 0.8%
CA, Inc.	9,987	333,366
Micro Focus International PLC ADR†	90	2,871
Oracle Corp.	143,269	6,927,056
		7,263,293
Finance-Consumer Loans — 0.5%
Navient Corp.	8,664	130,133
Synchrony Financial	138,167	4,290,086
		4,420,219
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	610	$135,146
American Express Co.	12,059	1,090,857
		1,226,003
Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc.	1,825	153,902
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	1,248	134,322
CME Group, Inc.	3,975	539,328
Nasdaq, Inc.	45,433	3,524,238
		4,197,888
Food-Confectionery — 0.0%
J.M. Smucker Co.	3,590	376,699
Food-Meat Products — 0.1%
Hormel Foods Corp.	8,520	273,833
Tyson Foods, Inc., Class A	9,143	644,124
		917,957
Food-Misc./Diversified — 1.9%
Campbell Soup Co.	2,391	111,947
Conagra Brands, Inc.	73,068	2,465,314
General Mills, Inc.	53,498	2,769,057
Kellogg Co.	3,613	225,343
Kraft Heinz Co.	18,868	1,463,213
McCormick & Co., Inc.	1,353	138,872
Mondelez International, Inc., Class A	247,247	10,053,063
		17,226,809
Food-Retail — 0.1%
Kroger Co.	28,363	568,962
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	48,225	2,601,739
Gas-Distribution — 0.6%
NiSource, Inc.	10,300	263,577
Sempra Energy	45,237	5,162,899
		5,426,476
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	2,697	193,159
Home Decoration Products — 0.0%
Newell Brands, Inc.	6,042	257,812
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,673	79,852
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	74,757	5,191,874
Wyndham Worldwide Corp.	1,072	112,999
		5,304,873
Human Resources — 0.0%
Robert Half International, Inc.	3,988	200,756
Independent Power Producers — 0.0%
NRG Energy, Inc.	9,503	243,182
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,962	447,913
Praxair, Inc.	3,978	555,886
		1,003,799

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Controls — 0.2%
Honeywell International, Inc.	9,879	$1,400,249
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	3,484	240,292
Waters Corp.†	858	154,028
		394,320
Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	41,527	3,480,378
Willis Towers Watson PLC	4,245	654,706
		4,135,084
Insurance-Life/Health — 1.3%
Aflac, Inc.	42,782	3,482,027
Brighthouse Financial, Inc.†	3,029	184,163
Lincoln National Corp.	7,002	514,507
Principal Financial Group, Inc.	83,907	5,398,577
Prudential Financial, Inc.	13,497	1,435,001
Torchmark Corp.	3,419	273,828
Unum Group	7,133	364,710
		11,652,813
Insurance-Multi-line — 2.1%
Allstate Corp.	11,422	1,049,796
American International Group, Inc.(1)	28,555	1,752,991
Assurant, Inc.	1,703	162,671
Chubb, Ltd.	78,849	11,239,925
Cincinnati Financial Corp.	2,075	158,883
Hartford Financial Services Group, Inc.	11,515	638,276
Loews Corp.	8,724	417,531
MetLife, Inc.	71,555	3,717,282
		19,137,355
Insurance-Property/Casualty — 0.8%
Progressive Corp.	18,393	890,589
Travelers Cos., Inc.	8,722	1,068,619
XL Group, Ltd.	140,031	5,524,223
		7,483,431
Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	60,819	11,149,339
Everest Re Group, Ltd.	1,298	296,450
		11,445,789
Internet Security — 0.0%
Symantec Corp.	9,906	325,016
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.	1,769	335,809
Ameriprise Financial, Inc.	20,934	3,108,908
BlackRock, Inc.	10,514	4,700,704
Franklin Resources, Inc.	10,400	462,904
Invesco, Ltd.	279,232	9,784,289
T. Rowe Price Group, Inc.	2,659	241,039
		18,633,653
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	41,200	5,138,052
Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.1%
Deere & Co.	5,156	$647,542
Machinery-General Industrial — 0.0%
Roper Technologies, Inc.	1,454	353,904
Machinery-Pumps — 0.0%
Flowserve Corp.	4,129	175,854
Medical Instruments — 1.5%
Medtronic PLC	175,852	13,676,010
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	1,480	223,436
Quest Diagnostics, Inc.	1,638	153,382
		376,818
Medical Products — 0.7%
Baxter International, Inc.	15,844	994,211
Cooper Cos., Inc.	432	102,432
Henry Schein, Inc.†	5,015	411,180
Zimmer Biomet Holdings, Inc.	40,481	4,739,920
		6,247,743
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	29,564	5,512,208
Illumina, Inc.†	1,431	285,055
Vertex Pharmaceuticals, Inc.†	21,950	3,337,278
		9,134,541
Medical-Drugs — 7.5%
Allergan PLC	51,938	10,644,693
AstraZeneca PLC ADR	119,747	4,057,028
Bristol-Myers Squibb Co.	103,447	6,593,712
Eli Lilly & Co.	17,149	1,466,925
Johnson & Johnson	82,956	10,785,110
Merck & Co., Inc.	184,752	11,829,671
Pfizer, Inc.	357,788	12,773,032
Roche Holding AG	20,040	5,115,803
Roche Holding AG ADR	134,490	4,303,680
		67,569,654
Medical-Generic Drugs — 0.1%
Mylan NV†	16,951	531,753
Perrigo Co. PLC	4,192	354,853
		886,606
Medical-HMO — 0.4%
Anthem, Inc.	8,300	1,576,004
Centene Corp.†	5,452	527,590
Cigna Corp.	7,958	1,487,669
		3,591,263
Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	2,253	101,272
HCA Healthcare, Inc.†	42,836	3,409,317
Universal Health Services, Inc., Class B	1,536	170,404
		3,680,993

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	5,125	$424,094
Cardinal Health, Inc.	10,002	669,334
McKesson Corp.	20,066	3,082,338
		4,175,766
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	16,587	232,881
Multimedia — 1.3%
Thomson Reuters Corp.	63,689	2,922,051
Time Warner, Inc.	23,070	2,363,521
Twenty-First Century Fox, Inc., Class A	17,300	456,374
Twenty-First Century Fox, Inc., Class B	7,219	186,178
Viacom, Inc., Class B	146,434	4,076,723
Walt Disney Co.	20,002	1,971,597
		11,976,444
Networking Products — 2.4%
Cisco Systems, Inc.	635,864	21,384,106
Office Automation & Equipment — 0.0%
Xerox Corp.	6,748	224,641
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,313	129,120
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	3,432	178,841
Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	76,656	3,744,646
Apache Corp.	4,335	198,543
Cabot Oil & Gas Corp.	7,602	203,353
Chesapeake Energy Corp.†	15,212	65,412
Cimarex Energy Co.	1,325	150,613
Concho Resources, Inc.†	2,162	284,779
ConocoPhillips	38,465	1,925,173
Devon Energy Corp.	7,477	274,481
EOG Resources, Inc.	54,012	5,225,121
EQT Corp.	2,191	142,941
Hess Corp.	8,541	400,487
Marathon Oil Corp.	26,867	364,317
Newfield Exploration Co.†	2,078	61,654
Noble Energy, Inc.	8,920	252,971
Occidental Petroleum Corp.	104,605	6,716,687
Pioneer Natural Resources Co.	22,621	3,337,502
Range Resources Corp.	4,425	86,597
Southwestern Energy Co.†	154,299	942,767
		24,378,044
Oil Companies-Integrated — 5.7%
Chevron Corp.	207,309	24,358,807
Exxon Mobil Corp.	160,031	13,119,341
Imperial Oil, Ltd.	156,210	4,990,207
Royal Dutch Shell PLC, Class B ADR	35,380	2,212,665
TOTAL SA ADR	128,880	6,897,658
		51,578,678
Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	12,012	$429,189
Oil Refining & Marketing — 0.4%
Andeavor	4,563	470,674
Marathon Petroleum Corp.	16,002	897,392
Phillips 66	13,581	1,244,155
Valero Energy Corp.	13,960	1,073,943
		3,686,164
Oil-Field Services — 2.4%
Baker Hughes a GE Co., LLC	81,052	2,968,124
Halliburton Co.	115,826	5,331,471
Schlumberger, Ltd.	180,805	12,612,957
TechnipFMC PLC†	13,882	387,585
		21,300,137
Paper & Related Products — 0.6%
International Paper Co.	89,251	5,071,242
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	18,255	1,155,907
Pipelines — 0.7%
Kinder Morgan, Inc.	279,239	5,355,804
ONEOK, Inc.	3,602	199,587
Williams Cos., Inc.	14,371	431,274
		5,986,665
Publishing-Newspapers — 0.0%
News Corp., Class A	12,080	160,181
News Corp., Class B	3,849	52,539
		212,720
Real Estate Investment Trusts — 1.6%
Boston Properties, Inc.	18,217	2,238,505
Brixmor Property Group, Inc.	175,133	3,292,500
Crown Castle International Corp.	4,494	449,310
Equity Residential	3,831	252,578
Essex Property Trust, Inc.	980	248,949
Federal Realty Investment Trust	845	104,957
HCP, Inc.	14,823	412,524
Iron Mountain, Inc.	3,593	139,768
Macerich Co.	3,442	189,207
Mid-America Apartment Communities, Inc.	1,400	149,632
Park Hotels & Resorts, Inc.	139,735	3,851,097
Public Storage	1,655	354,154
Realty Income Corp.	3,292	188,270
Regency Centers Corp.	1,730	107,329
SBA Communications Corp.†	875	126,044
Simon Property Group, Inc.	3,340	537,773
SL Green Realty Corp.	3,128	316,929
Ventas, Inc.	4,841	315,294
Vornado Realty Trust	2,725	209,498
Weyerhaeuser Co.	23,799	809,880
		14,294,198
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	5,324	201,673
Respiratory Products — 0.0%
ResMed, Inc.	1,528	117,595

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.5%
Coach, Inc.	4,466	$179,890
Foot Locker, Inc.	1,619	57,021
Gap, Inc.	6,941	204,968
L Brands, Inc.	87,193	3,628,101
PVH Corp.	2,447	308,469
		4,378,449
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	34,010	3,373,792
Genuine Parts Co.	4,641	443,912
		3,817,704
Retail-Automobile — 0.0%
CarMax, Inc.†	3,186	241,531
Retail-Building Products — 0.1%
Lowe's Cos., Inc.	9,606	767,904
Retail-Catalog Shopping — 0.5%
Liberty Interactive Corp. QVC Group, Class A†	192,795	4,544,178
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	5,032	286,623
Retail-Discount — 1.5%
Costco Wholesale Corp.	13,863	2,277,552
Target Corp.	41,654	2,458,003
Wal-Mart Stores, Inc.	118,715	9,276,390
		14,011,945
Retail-Drug Store — 1.0%
CVS Health Corp.	80,522	6,548,049
Walgreens Boots Alliance, Inc.	29,088	2,246,175
		8,794,224
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,722	108,985
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	39,609	2,635,979
Tiffany & Co.	1,581	145,104
		2,781,083
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	3,678	173,418
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	5,328	243,223
Macy's, Inc.	9,626	210,039
		453,262
Retail-Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	357	109,895
McDonald's Corp.	9,729	1,524,340
		1,634,235
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	7,958	264,603
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	10,884	197,436
Semiconductor Components-Integrated Circuits — 1.0%
QUALCOMM, Inc.	169,854	8,805,231
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	43,110	$2,245,600
Lam Research Corp.	8,120	1,502,525
		3,748,125
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,760	133,722
Steel-Producers — 0.0%
Nucor Corp.	4,140	232,006
Telecom Services — 0.0%
Level 3 Communications, Inc.†	4,086	217,743
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	5,289	147,193
Telephone-Integrated — 2.1%
AT&T, Inc.	194,073	7,601,839
CenturyLink, Inc.	17,372	328,331
Verizon Communications, Inc.	215,242	10,652,327
		18,582,497
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,059	262,113
Theaters — 0.3%
Regal Entertainment Group, Class A	184,000	2,944,000
Tobacco — 1.2%
British American Tobacco PLC ADR	85,133	5,316,556
Philip Morris International, Inc.	51,671	5,735,998
		11,052,554
Tools-Hand Held — 0.1%
Snap-on, Inc.	855	127,404
Stanley Black & Decker, Inc.	2,517	379,991
		507,395
Toys — 0.2%
Mattel, Inc.	120,568	1,866,393
Transport-Rail — 1.0%
CSX Corp.	10,681	579,551
Kansas City Southern	3,332	362,122
Norfolk Southern Corp.	9,109	1,204,574
Union Pacific Corp.	63,364	7,348,323
		9,494,570
Transport-Services — 0.0%
C.H. Robinson Worldwide, Inc.	2,218	168,790
Expeditors International of Washington, Inc.	2,114	126,544
		295,334
Transport-Truck — 0.3%
Schneider National, Inc., Class B	123,324	3,120,097
Wireless Equipment — 0.5%
Nokia OYJ ADR	700,671	4,190,013
X-Ray Equipment — 0.0%
Hologic, Inc.†	3,546	130,103
Total Common Stocks (cost $782,016,972)		891,679,312

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF	12,240	$1,450,562
iShares S&P 500 Value ETF	72,888	7,865,344
Total Exchange-Traded Funds (cost $9,094,773)		9,315,906
Total Long-Term Investment Securities (cost $791,111,745)		900,995,218
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 10/02/2017 (cost $2,127,000)	$2,127,000	2,127,000
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $382,004 collateralized by $290,000 of United States Treasury Bonds, bearing interest at 4.75% due 02/15/2041 and having an approximate value of $390,882	382,000	382,000
Bank of America Securities LLC Joint Repurchase Agreement(2)	285,000	285,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. Joint Repurchase Agreement(2)	$355,000	$355,000
BNP Paribas SA Joint Repurchase Agreement(2)	610,000	610,000
Deutsche Bank AG Joint Repurchase Agreement(2)	235,000	235,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	790,000	790,000
Total Repurchase Agreements (cost $2,657,000)		2,657,000
TOTAL INVESTMENTS (cost $795,895,745)(3)	99.8%	905,779,218
Other assets less liabilities	0.2	1,572,879
NET ASSETS	100.0%	$907,352,097

#  See Note 1

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2017	$1,045,020	$1,063,200	$18,180

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	CHF	4,209,719	USD	4,358,428	12/29/2017	$—	$(15,109)
	JPY	164,615,488	USD	1,480,801	12/29/2017	11,443	—
						11,443	(15,109)
Morgan Stanley and Co., Inc.	CAD	5,182,345	USD	4,190,767	12/29/2017	35,070	—
	GBP	1,384,515	USD	1,870,020	12/29/2017	9,711	—
						44,781	—
UBS AG	EUR	6,061,632	USD	7,184,671	12/29/2017	—	(15,061)
Net Unrealized Appreciation (Depreciation)						$56,224	$(30,170)

Seasons Series Trust Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$891,679,312	$—	$—	$891,679,312
Exchange-Traded Funds	9,315,906	—	—	9,315,906
Short-Term Investment Securities	—	2,127,000	—	2,127,000
Repurchase Agreements	—	2,657,000	—	2,657,000
Total Investments at Value	$900,995,218	$4,784,000	$—	$905,779,218
Other Financial Instruments:†
Futures Contracts	$18,180	$—	$—	$18,180
Forward Foreign Currency Contracts	—	56,224	—	56,224
Total Other Financial Instruments	$18,180	$56,224	$—	$74,404
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$30,170	$—	$30,170

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	5.4%
Commercial Services-Finance	4.0
Enterprise Software/Service	3.9
Applications Software	3.7
Medical-Biomedical/Gene	3.6
Machinery-General Industrial	2.6
E-Commerce/Services	2.0
Medical Instruments	1.9
Medical-Drugs	1.9
Real Estate Investment Trusts	1.9
Commercial Services	1.8
Computer Aided Design	1.8
Retail-Restaurants	1.7
Data Processing/Management	1.7
Hotels/Motels	1.6
Finance-Investment Banker/Broker	1.6
Oil Companies-Exploration & Production	1.5
Repurchase Agreements	1.5
Food-Misc./Diversified	1.5
Casino Hotels	1.3
Retail-Apparel/Shoe	1.2
Retail-Perfume & Cosmetics	1.2
Networking Products	1.2
Electronic Measurement Instruments	1.2
Banks-Commercial	1.1
Dental Supplies & Equipment	1.1
Transport-Truck	1.0
Chemicals-Specialty	1.0
Medical Products	1.0
Industrial Automated/Robotic	1.0
Web Hosting/Design	1.0
Computer Services	0.9
E-Commerce/Products	0.9
Auto/Truck Parts & Equipment-Original	0.9
Semiconductor Equipment	0.9
X-Ray Equipment	0.8
Beverages-Non-alcoholic	0.8
Patient Monitoring Equipment	0.8
Retail-Auto Parts	0.8
Retail-Discount	0.8
Internet Security	0.8
Exchange-Traded Funds	0.8
Consulting Services	0.8
Aerospace/Defense-Equipment	0.8
Containers-Paper/Plastic	0.8
Paper & Related Products	0.7
Building Products-Cement	0.7
Distribution/Wholesale	0.7
Semiconductor Components-Integrated Circuits	0.6
Diversified Manufacturing Operations	0.6
Airlines	0.6
Electronic Connectors	0.5
Insurance-Property/Casualty	0.5
Instruments-Controls	0.5
Rental Auto/Equipment	0.5
Aerospace/Defense	0.5
Computer Software	0.5
Building-Residential/Commercial	0.5
Entertainment Software	0.5
Retail-Automobile	0.5
Medical Information Systems	0.5%
Finance-Other Services	0.5
Drug Delivery Systems	0.5
Security Services	0.5
Chemicals-Diversified	0.5
Advertising Agencies	0.5
Containers-Metal/Glass	0.5
Apparel Manufacturers	0.5
Medical-HMO	0.4
Investment Management/Advisor Services	0.4
Hazardous Waste Disposal	0.4
Resorts/Theme Parks	0.4
Auto-Cars/Light Trucks	0.4
Real Estate Management/Services	0.4
Machinery-Pumps	0.4
Food-Confectionery	0.4
Coatings/Paint	0.4
Diagnostic Kits	0.4
Pipelines	0.3
Auction Houses/Art Dealers	0.3
Disposable Medical Products	0.3
Building & Construction Products-Misc.	0.3
Transport-Services	0.3
Finance-Credit Card	0.3
Banks-Fiduciary	0.3
Soap & Cleaning Preparation	0.3
Oil-Field Services	0.3
Medical-Hospitals	0.3
Beverages-Wine/Spirits	0.3
Electronic Security Devices	0.3
Consumer Products-Misc.	0.3
Therapeutics	0.2
Food-Meat Products	0.2
Decision Support Software	0.2
Human Resources	0.2
Medical-Wholesale Drug Distribution	0.2
Funeral Services & Related Items	0.2
Finance-Mortgage Loan/Banker	0.2
Shipbuilding	0.2
Power Converter/Supply Equipment	0.2
Lighting Products & Systems	0.2
Garden Products	0.2
Insurance Brokers	0.2
Retail-Gardening Products	0.2
Medical Labs & Testing Services	0.2
Retail-Jewelry	0.2
Building-Maintenance & Services	0.2
Gas-Distribution	0.2
Instruments-Scientific	0.2
Lasers-System/Components	0.2
Cruise Lines	0.2
Transactional Software	0.2
Computers-Memory Devices	0.2
Transport-Rail	0.1
Textile-Home Furnishings	0.1
Recreational Vehicles	0.1
Non-Hazardous Waste Disposal	0.1
Home Decoration Products	0.1
Tools-Hand Held	0.1
Filtration/Separation Products	0.1

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Industry Allocation*
Food-Catering	0.1%
Machinery-Electrical	0.1
Multimedia	0.1
Internet Infrastructure Software	0.1
Computer Data Security	0.1
Electric Products-Misc.	0.1
Respiratory Products	0.1
Banks-Super Regional	0.1
Industrial Gases	0.1
E-Services/Consulting	0.1
Home Furnishings	0.1
Toys	0.1
Retail-Misc./Diversified	0.1
Appliances	0.1
Engines-Internal Combustion	0.1
Office Supplies & Forms	0.1
Building Products-Wood	0.1
Batteries/Battery Systems	0.1
Wireless Equipment	0.1
Radio	0.1
Agricultural Chemicals	0.1
Auto-Heavy Duty Trucks	0.1
Oil Refining & Marketing	0.1
Retail-Mail Order	0.1
Retail-Convenience Store	0.1
Retail-Catalog Shopping	0.1
Metal-Copper	0.1
Steel Pipe & Tube	0.1
Food-Retail	0.1
Dialysis Centers	0.1
Footwear & Related Apparel	0.1
Telephone-Integrated	0.1
Building Products-Air & Heating	0.1
Building-Mobile Home/Manufactured Housing	0.1
Motorcycle/Motor Scooter	0.1
Web Portals/ISP	0.1
Retail-Arts & Crafts	0.1
Retail-Major Department Stores	0.1
Machine Tools & Related Products	0.1
Precious Metals	0.1
Vitamins & Nutrition Products	0.1
Computers-Integrated Systems	0.1
100.1%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.4%
Advanced Materials — 0.0%
Hexcel Corp.	1,413	$81,134
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	15,298	318,045
Omnicom Group, Inc.	9,081	672,630
		990,675
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	3,847	502,842
TransDigm Group, Inc.	2,471	631,711
		1,134,553
Aerospace/Defense-Equipment — 0.8%
Harris Corp.	11,593	1,526,566
HEICO Corp.	580	52,090
HEICO Corp., Class A	1,142	87,020
		1,665,676
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,800	168,768
Airlines — 0.6%
Alaska Air Group, Inc.	5,947	453,578
American Airlines Group, Inc.	10,315	489,859
Copa Holdings SA, Class A	1,054	131,255
United Continental Holdings, Inc.†	4,200	255,696
		1,330,388
Apparel Manufacturers — 0.5%
Carter's, Inc.	2,220	219,225
Hanesbrands, Inc.	11,704	288,387
Michael Kors Holdings, Ltd.†	252	12,058
Under Armour, Inc., Class A†	3,174	52,308
Under Armour, Inc., Class C†	3,222	48,394
VF Corp.	5,727	364,065
		984,437
Appliances — 0.1%
Whirlpool Corp.	1,135	209,339
Applications Software — 3.5%
CDK Global, Inc.	8,198	517,212
Citrix Systems, Inc.†	3,581	275,092
Dropbox, Inc., Class A†(1)(2)(3)	3,515	36,720
Dropbox, Inc., Class B†(1)(2)(3)	844	8,817
Intuit, Inc.	1,800	255,852
PTC, Inc.†	16,582	933,235
Red Hat, Inc.†	9,500	1,053,170
ServiceNow, Inc.†	34,276	4,028,458
Tableau Software, Inc., Class A†	5,768	431,966
		7,540,522
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	10,347	493,966
Ritchie Bros. Auctioneers, Inc.	4,200	132,804
Sotheby's†	2,000	92,220
		718,990
Auto-Cars/Light Trucks — 0.4%
Ferrari NV	1,840	203,283
Tesla, Inc.†	1,987	677,766
		881,049
Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	$166,382
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	3,163	118,707
BorgWarner, Inc.	4,516	231,355
Delphi Automotive PLC	9,052	890,717
Lear Corp.	1,333	230,715
Visteon Corp.†	740	91,590
WABCO Holdings, Inc.†	2,399	355,052
		1,918,136
Banks-Commercial — 1.1%
Bank of the Ozarks	1,315	63,186
BankUnited, Inc.	4,600	163,622
East West Bancorp, Inc.	208	12,434
First Republic Bank	6,478	676,692
Pinnacle Financial Partners, Inc.	533	35,684
Signature Bank†	6,314	808,445
SVB Financial Group†	2,320	434,049
Webster Financial Corp.	4,200	220,710
Western Alliance Bancorp†	1,304	69,216
		2,484,038
Banks-Fiduciary — 0.3%
Citizens Financial Group, Inc.	6,600	249,942
Northern Trust Corp.	1,300	119,509
State Street Corp.	2,500	238,850
		608,301
Banks-Super Regional — 0.1%
Fifth Third Bancorp	8,800	246,224
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	4,150	191,108
Beverages-Non-alcoholic — 0.8%
Dr. Pepper Snapple Group, Inc.	8,097	716,342
Monster Beverage Corp.†	20,054	1,107,983
		1,824,325
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,211	67,441
Brown-Forman Corp., Class B	9,494	515,524
		582,965
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,121	96,283
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	1,044	53,505
Fortune Brands Home & Security, Inc.	9,680	650,786
		704,291
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	842	150,693
Building Products-Cement — 0.7%
Eagle Materials, Inc.	3,011	321,274
Martin Marietta Materials, Inc.	1,347	277,792
Vulcan Materials Co.	7,800	932,880
		1,531,946

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Wood — 0.1%
Masco Corp.	4,913	$191,656
Building-Maintenance & Services — 0.2%
Rollins, Inc.	8,265	381,347
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,169	147,189
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	4,443	177,409
NVR, Inc.†	179	511,045
PulteGroup, Inc.	5,655	154,551
Toll Brothers, Inc.	6,081	252,179
		1,095,184
Cable/Satellite TV — 0.0%
Cable One, Inc.	111	80,155
Casino Hotels — 1.3%
Melco Resorts & Entertainment, Ltd. ADR	51,943	1,252,865
MGM Resorts International	9,677	315,374
Wynn Resorts, Ltd.	8,775	1,306,773
		2,875,012
Cellular Telecom — 0.0%
Altice USA, Inc., Class A†	2,387	65,189
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	4,245	442,626
FMC Corp.	3,170	283,113
Huntsman Corp.	2,302	63,121
PPG Industries, Inc.	1,700	184,722
Westlake Chemical Corp.	422	35,064
		1,008,646
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	88,066
Chemicals-Specialty — 1.0%
Albemarle Corp.	489	66,656
Ashland Global Holdings, Inc.	2,300	150,397
Chemours Co.	4,377	221,520
International Flavors & Fragrances, Inc.	1,873	267,671
NewMarket Corp.	463	197,122
Platform Specialty Products Corp.†	70,369	784,614
Univar, Inc.†	2,452	70,937
Valvoline, Inc.	12,014	281,728
Versum Materials, Inc.	232	9,006
W.R. Grace & Co.	1,614	116,450
		2,166,101
Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	5,035	145,612
RPM International, Inc.	9,046	464,422
Sherwin-Williams Co.	600	214,824
		824,858
Commercial Services — 1.8%
Cintas Corp.	3,537	510,318
CoreLogic, Inc.†	7,479	345,680
Security Description	Shares	Value (Note 2)
Commercial Services (continued)
CoStar Group, Inc.†	9,161	$2,457,438
Live Nation Entertainment, Inc.†	3,173	138,184
Nielsen Holdings PLC	6,900	286,005
Quanta Services, Inc.†	891	33,297
ServiceMaster Global Holdings, Inc.†	3,182	148,695
		3,919,617
Commercial Services-Finance — 4.0%
Equifax, Inc.	6,524	691,479
Euronet Worldwide, Inc.†	1,188	112,611
FleetCor Technologies, Inc.†	4,626	715,966
Global Payments, Inc.	18,438	1,752,163
H&R Block, Inc.	755	19,992
IHS Markit, Ltd.†	12,084	532,663
MarketAxess Holdings, Inc.	1,269	234,143
Moody's Corp.	6,942	966,396
Morningstar, Inc.	421	35,781
Sabre Corp.	15,853	286,939
Square, Inc., Class A†	5,760	165,946
Total System Services, Inc.	4,300	281,650
TransUnion†	35,294	1,667,994
Vantiv, Inc., Class A†	12,305	867,133
Western Union Co.	11,179	214,637
WEX, Inc.†	2,142	240,375
		8,785,868
Computer Aided Design — 1.8%
ANSYS, Inc.†	2,822	346,344
Autodesk, Inc.†	23,963	2,690,086
Cadence Design Systems, Inc.†	11,968	472,377
Synopsys, Inc.†	3,877	312,215
		3,821,022
Computer Data Security — 0.1%
Fortinet, Inc.†	7,286	261,130
Computer Services — 0.9%
CSRA, Inc.	11,335	365,781
Dell Technologies, Inc., Class V†	4,861	375,318
DST Systems, Inc.	148	8,122
DXC Technology Co.	6,714	576,598
EPAM Systems, Inc.†	1,800	158,274
Genpact, Ltd.	8,396	241,385
Leidos Holdings, Inc.	4,500	266,490
		1,991,968
Computer Software — 0.4%
Splunk, Inc.†	7,261	482,348
SS&C Technologies Holdings, Inc.	11,052	443,738
		926,086
Computers-Integrated Systems — 0.1%
NCR Corp.†	2,856	107,157
Computers-Memory Devices — 0.2%
NetApp, Inc.	5,507	240,986
Western Digital Corp.	990	85,536
		326,522

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	9,162	$342,567
Gartner, Inc.†	4,776	594,182
Verisk Analytics, Inc.†	8,892	739,726
		1,676,475
Consumer Products-Misc. — 0.3%
Clorox Co.	3,808	502,314
Spectrum Brands Holdings, Inc.	572	60,586
		562,900
Containers-Metal/Glass — 0.5%
Ball Corp.	17,638	728,449
Crown Holdings, Inc.†	2,167	129,413
Owens-Illinois, Inc.†	3,010	75,732
Silgan Holdings, Inc.	1,756	51,679
		985,273
Containers-Paper/Plastic — 0.8%
Ardagh Group SA	233	4,989
Berry Global Group, Inc.†	3,068	173,802
Graphic Packaging Holding Co.	5,158	71,954
Packaging Corp. of America	9,300	1,066,524
Sealed Air Corp.	8,057	344,195
		1,661,464
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,800	151,340
Royal Caribbean Cruises, Ltd.	1,600	189,664
		341,004
Data Processing/Management — 1.7%
Broadridge Financial Solutions, Inc.	2,776	224,356
Dun & Bradstreet Corp.	346	40,278
Fidelity National Information Services, Inc.	10,836	1,011,974
First Data Corp., Class A†	10,773	194,345
Fiserv, Inc.†	10,528	1,357,691
Jack Henry & Associates, Inc.	1,834	188,517
Paychex, Inc.	10,175	610,093
		3,627,254
Decision Support Software — 0.2%
MSCI, Inc.	4,306	503,371
Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†	12,025	2,239,897
DENTSPLY SIRONA, Inc.	3,072	183,736
Patterson Cos., Inc.	188	7,266
		2,430,899
Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	4,668	725,827
OPKO Health, Inc.†	863	5,920
QIAGEN NV	1,761	55,472
		787,219
Dialysis Centers — 0.1%
DaVita, Inc.†	2,600	154,414
Security Description	Shares	Value (Note 2)
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	1,721	$551,580
STERIS PLC	1,800	159,120
		710,700
Distribution/Wholesale — 0.7%
Fastenal Co.	8,755	399,053
HD Supply Holdings, Inc.†	11,085	399,836
LKQ Corp.†	1,033	37,178
Pool Corp.	951	102,869
Watsco, Inc.	1,717	276,557
WW Grainger, Inc.	1,161	208,690
		1,424,183
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	3,409	202,597
Colfax Corp.†	3,300	137,412
Dover Corp.	392	35,825
Ingersoll-Rand PLC	3,045	271,523
Parker-Hannifin Corp.	2,713	474,829
Textron, Inc.	4,000	215,520
		1,337,706
Diversified Operations — 0.0%
Leucadia National Corp.	1,817	45,879
Drug Delivery Systems — 0.5%
Catalent, Inc.†	3,800	151,696
DexCom, Inc.†	17,832	872,431
		1,024,127
E-Commerce/Products — 0.8%
The Honest Co., Inc. †(1)(2)(3)	1,850	32,708
Wayfair, Inc., Class A†	25,584	1,724,362
		1,757,070
E-Commerce/Services — 1.3%
Ctrip.com International, Ltd. ADR†	4,200	221,508
Expedia, Inc.	2,878	414,259
IAC/InterActiveCorp†	3,553	417,762
Liberty Expedia Holdings, Inc., Class A†	238	12,640
Match Group, Inc.†	10,166	235,750
MercadoLibre, Inc.	700	181,251
TripAdvisor, Inc.†	1,229	49,811
Zillow Group, Inc., Class A†	3,961	159,034
Zillow Group, Inc., Class C†	28,102	1,129,982
		2,821,997
E-Services/Consulting — 0.1%
CDW Corp.	3,634	239,844
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,883	256,433
Electronic Components-Misc. — 0.0%
Gentex Corp.	4,317	85,477
Electronic Components-Semiconductors — 5.4%
Advanced Micro Devices, Inc.†	190,171	2,424,680
Cavium, Inc.†	12,031	793,324
IPG Photonics Corp.†	1,951	361,052
Microchip Technology, Inc.	36,222	3,252,011

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Micron Technology, Inc.†	26,973	$1,060,848
Microsemi Corp.†	9,315	479,536
NVIDIA Corp.	8,851	1,582,294
ON Semiconductor Corp.†	9,332	172,362
Qorvo, Inc.†	1,562	110,402
Skyworks Solutions, Inc.	7,972	812,347
Xilinx, Inc.	10,983	777,926
		11,826,782
Electronic Connectors — 0.5%
Amphenol Corp., Class A	14,087	1,192,324
Electronic Forms — 0.0%
DocuSign, Inc. CVR†(1)(2)(3)	2,581	0
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	6,259	401,828
FLIR Systems, Inc.	1,713	66,653
Fortive Corp.	10,990	777,982
Keysight Technologies, Inc.†	5,600	233,296
National Instruments Corp.	1,987	83,792
Trimble, Inc.†	25,602	1,004,878
		2,568,429
Electronic Security Devices — 0.3%
Allegion PLC	6,659	575,804
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,214	203,988
Enterprise Software/Service — 3.9%
Atlassian Corp. PLC, Class A†	12,893	453,189
Guidewire Software, Inc.†	34,274	2,668,574
Manhattan Associates, Inc.†	1,635	67,967
Tyler Technologies, Inc.†	2,317	403,899
Ultimate Software Group, Inc.†	2,234	423,566
Veeva Systems, Inc., Class A†	18,704	1,055,093
Workday, Inc., Class A†	31,614	3,331,799
		8,404,087
Entertainment Software — 0.5%
DraftKings, Inc.†(1)(2)(3)	74,969	116,202
Electronic Arts, Inc.†	3,600	425,016
Take-Two Interactive Software, Inc.†	2,469	252,406
Zynga, Inc., Class A†	75,400	285,012
		1,078,636
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	6,593	302,882
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	239	66,961
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	2,406	533,049
Discover Financial Services	2,200	141,856
		674,905
Finance-Investment Banker/Broker — 1.6%
E*TRADE Financial Corp.†	5,600	244,216
Lazard, Ltd., Class A	8,958	405,081
LPL Financial Holdings, Inc.	2,091	107,833
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Raymond James Financial, Inc.	789	$66,536
TD Ameritrade Holding Corp.	52,559	2,564,879
		3,388,545
Finance-Leasing Companies — 0.0%
Air Lease Corp.	139	5,924
Finance-Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†	1,200	98,556
FNF Group	8,000	379,680
		478,236
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	1,382	19,998
CBOE Holdings, Inc.	7,715	830,365
SEI Investments Co.	3,173	193,743
		1,044,106
Food-Baking — 0.0%
Flowers Foods, Inc.	3,850	72,419
Food-Canned — 0.0%
TreeHouse Foods, Inc.†	391	26,482
Food-Catering — 0.1%
Aramark	7,145	290,158
Food-Confectionery — 0.4%
Hershey Co.	7,362	803,710
J.M. Smucker Co.	500	52,465
		856,175
Food-Meat Products — 0.2%
Hormel Foods Corp.	5,500	176,770
Tyson Foods, Inc., Class A	4,700	331,115
		507,885
Food-Misc./Diversified — 1.5%
Blue Buffalo Pet Products, Inc.†	46,017	1,304,582
Campbell Soup Co.	2,781	130,206
Conagra Brands, Inc.	5,300	178,822
Hain Celestial Group, Inc.†	3,600	148,140
Kellogg Co.	5,424	338,295
Lamb Weston Holdings, Inc.	801	37,559
McCormick & Co., Inc.	6,747	692,512
Pinnacle Foods, Inc.	2,700	154,359
Snyder's-Lance, Inc.	5,400	205,956
		3,190,431
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	8,339	156,523
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	1,338	33,570
Wolverine World Wide, Inc.	4,100	118,285
		151,855
Funeral Services & Related Items — 0.2%
Service Corp. International	14,005	483,172
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	959	93,349
Toro Co.	5,098	316,382
		409,731

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,300	$192,832
NiSource, Inc.	6,600	168,894
		361,726
Gold Mining — 0.0%
Royal Gold, Inc.	572	49,215
Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	14,729	835,134
Stericycle, Inc.†	1,400	100,268
		935,402
Home Decoration Products — 0.1%
Newell Brands, Inc.	7,300	311,491
Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,515	120,041
Tempur Sealy International, Inc.†	1,823	117,620
		237,661
Hotels/Motels — 1.6%
Choice Hotels International, Inc.	3,491	223,075
Extended Stay America, Inc.	10,148	202,960
Hilton Grand Vacations, Inc.†	1,632	63,044
Hilton Worldwide Holdings, Inc.	37,071	2,574,581
Marriott International, Inc., Class A	1,166	128,563
Wyndham Worldwide Corp.	2,421	255,198
		3,447,421
Housewares — 0.0%
Tupperware Brands Corp.	1,199	74,122
Human Resources — 0.2%
ManpowerGroup, Inc.	1,600	188,512
Robert Half International, Inc.	6,021	303,097
		491,609
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,397	35,749
Industrial Automated/Robotic — 1.0%
Cognex Corp.	3,466	382,230
Nordson Corp.	2,562	303,597
Rockwell Automation, Inc.	8,037	1,432,274
		2,118,101
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,600	241,952
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,265	792,093
Sensata Technologies Holding NV†	7,933	381,339
		1,173,432
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	493	34,002
Waters Corp.†	1,806	324,213
		358,215
Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	2,892	178,003
Willis Towers Watson PLC	1,500	231,345
		409,348
Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 0.0%
Assurant, Inc.	264	$25,217
Voya Financial, Inc.	247	9,853
		35,070
Insurance-Property/Casualty — 0.5%
Arch Capital Group, Ltd.†	405	39,892
Erie Indemnity Co., Class A	429	51,724
Progressive Corp.	20,947	1,014,254
XL Group, Ltd.	1,897	74,837
		1,180,707
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	441	17,816
RenaissanceRe Holdings, Ltd.	68	9,190
		27,006
Internet Application Software — 0.0%
Zendesk, Inc.†	1,800	52,398
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	5,349	41,187
Twitter, Inc.†	999	16,853
		58,040
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	2,308	278,252
Internet Security — 0.8%
Palo Alto Networks, Inc.†	3,910	563,431
Proofpoint, Inc.†	2,300	200,606
Symantec Corp.	29,194	957,855
		1,721,892
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,197	474,787
Eaton Vance Corp.	2,620	129,349
Federated Investors, Inc., Class B	614	18,236
Financial Engines, Inc.	2,400	83,400
Invesco, Ltd.	4,167	146,012
Legg Mason, Inc.	466	18,318
T. Rowe Price Group, Inc.	865	78,412
		948,514
Lasers-System/Components — 0.2%
Coherent, Inc.†	1,509	354,872
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	1,938	331,941
Universal Display Corp.	985	126,917
		458,858
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,392	127,619
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	5,121	286,878
Machinery-General Industrial — 2.6%
IDEX Corp.	12,374	1,503,070
Middleby Corp.†	15,760	2,019,959
Roper Technologies, Inc.	3,491	849,709
Wabtec Corp.	3,250	246,188
Welbilt, Inc.†	3,045	70,187
Zebra Technologies Corp., Class A†	8,413	913,484
		5,602,597

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 0.4%
Flowserve Corp.	3,200	$136,288
Gardner Denver Holdings, Inc.†	1,015	27,933
Graco, Inc.	3,305	408,795
Xylem, Inc.	4,714	295,238
		868,254
Medical Information Systems — 0.5%
athenahealth, Inc.†	1,435	178,457
Cerner Corp.†	10,425	743,511
Medidata Solutions, Inc.†	1,700	132,702
		1,054,670
Medical Instruments — 1.9%
Bio-Techne Corp.	875	105,779
Bruker Corp.	5,599	166,570
Edwards Lifesciences Corp.†	16,556	1,809,736
Intuitive Surgical, Inc.†	1,658	1,734,069
Teleflex, Inc.	1,574	380,861
		4,197,015
Medical Labs & Testing Services — 0.2%
Quintiles IMS Holdings, Inc.†	4,167	396,157
Medical Products — 1.0%
ABIOMED, Inc.†	972	163,879
Cooper Cos., Inc.	2,990	708,959
Henry Schein, Inc.†	7,549	618,942
Hill-Rom Holdings, Inc.	1,458	107,892
Varian Medical Systems, Inc.†	2,179	218,031
West Pharmaceutical Services, Inc.	3,135	301,775
		2,119,478
Medical-Biomedical/Gene — 3.6%
Alexion Pharmaceuticals, Inc.†	1,000	140,290
Alnylam Pharmaceuticals, Inc.†	4,644	545,624
BioMarin Pharmaceutical, Inc.†	8,236	766,525
Bioverativ, Inc.†	4,967	283,467
Bluebird Bio, Inc.†	900	123,615
Charles River Laboratories International, Inc.†	1,115	120,442
Exact Sciences Corp.†	26,465	1,247,031
Exelixis, Inc.†	12,044	291,826
Illumina, Inc.†	5,756	1,146,595
Incyte Corp.†	12,674	1,479,563
Intercept Pharmaceuticals, Inc.†	424	24,609
Intrexon Corp.†	1,042	19,808
Ionis Pharmaceuticals, Inc.†	20,175	1,022,872
Seattle Genetics, Inc.†	4,766	259,318
Ultragenyx Pharmaceutical, Inc.†	1,000	53,260
United Therapeutics Corp.†	700	82,033
Vertex Pharmaceuticals, Inc.†	1,358	206,470
		7,813,348
Medical-Drugs — 1.9%
ACADIA Pharmaceuticals, Inc.†	6,387	240,598
Akorn, Inc.†	2,014	66,845
Alkermes PLC†	8,808	447,799
Eisai Co., Ltd.	9,500	487,643
Ironwood Pharmaceuticals, Inc.†	9,900	156,123
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Jazz Pharmaceuticals PLC†	1,000	$146,250
Mallinckrodt PLC†	1,400	52,318
Ono Pharmaceutical Co., Ltd.	25,400	575,492
TESARO, Inc.†	4,737	611,547
Zoetis, Inc.	20,467	1,304,976
		4,089,591
Medical-HMO — 0.4%
Centene Corp.†	4,308	416,885
Molina Healthcare, Inc.†	2,100	144,396
WellCare Health Plans, Inc.†	2,271	390,022
		951,303
Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	6,546	312,637
Envision Healthcare Corp.†	2,204	99,070
LifePoint Health, Inc.†	147	8,511
Universal Health Services, Inc., Class B	1,500	166,410
		586,628
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,768	477,302
Premier, Inc., Class A†	349	11,367
		488,669
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	6,360	89,294
Southern Copper Corp.	1,734	68,944
		158,238
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	341	29,432
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	795	26,593
Lions Gate Entertainment Corp., Class B†	1,555	49,433
		76,026
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,024	145,787
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	331	20,350
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,563	281,512
Networking Products — 1.2%
Arista Networks, Inc.†	13,293	2,520,486
LogMeIn, Inc.	769	84,628
		2,605,114
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	4,500	314,820
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,975	194,222
Oil Companies-Exploration & Production — 1.5%
Antero Resources Corp.†	2,694	53,610
Apache Corp.	470	21,526
Cabot Oil & Gas Corp.	10,493	280,688

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Centennial Resource Development LLC†(2)(3)	1,300	$22,193
Centennial Resource Development, Inc., Class A†	7,074	127,120
Chesapeake Energy Corp.†	1,458	6,269
Cimarex Energy Co.	3,073	349,308
Concho Resources, Inc.†	1,000	131,720
Continental Resources, Inc.†	908	35,058
Devon Energy Corp.	897	32,929
Diamondback Energy, Inc.†	1,728	169,275
EQT Corp.	1,600	104,384
Gulfport Energy Corp.†	373	5,349
Jagged Peak Energy, Inc.†	6,800	92,888
Laredo Petroleum, Inc.†	3,841	49,664
Newfield Exploration Co.†	26,182	776,820
Parsley Energy, Inc., Class A†	5,306	139,760
Pioneer Natural Resources Co.	5,467	806,601
Rice Energy, Inc.†	2,055	59,472
RSP Permian, Inc.†	1,565	54,133
		3,318,767
Oil Refining & Marketing — 0.1%
Andeavor	1,600	165,040
Oil-Field Services — 0.3%
Baker Hughes, Inc.	12,880	471,666
Oceaneering International, Inc.	3,300	86,691
RPC, Inc.	1,264	31,334
		589,691
Paper & Related Products — 0.7%
International Paper Co.	28,511	1,619,995
Patient Monitoring Equipment — 0.8%
Insulet Corp.†	33,006	1,817,970
Pipelines — 0.3%
Cheniere Energy, Inc.†	3,200	144,128
ONEOK, Inc.	8,958	496,363
Williams Cos., Inc.	2,865	85,978
		726,469
Poultry — 0.0%
Pilgrim's Pride Corp.†	1,117	31,734
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	3,600	165,348
Hubbell, Inc.	2,530	293,531
		458,879
Precious Metals — 0.1%
Wheaton Precious Metals Corp.	6,100	116,449
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	36	7,708
Quarrying — 0.0%
Compass Minerals International, Inc.	1,300	84,370
Radio — 0.1%
Sirius XM Holdings, Inc.	32,768	180,879
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 1.9%
American Campus Communities, Inc.	2,900	$128,035
Boston Properties, Inc.	548	67,338
CoreSite Realty Corp.	803	89,856
CubeSmart	6,895	178,994
CyrusOne, Inc.	1,802	106,192
Digital Realty Trust, Inc.	3,696	437,348
Douglas Emmett, Inc.	2,781	109,627
Equinix, Inc.	606	270,458
Equity LifeStyle Properties, Inc.	1,927	163,949
Extra Space Storage, Inc.	2,446	195,484
Federal Realty Investment Trust	1,460	181,347
Gaming and Leisure Properties, Inc.	1,527	56,331
Hudson Pacific Properties, Inc.	381	12,775
Iron Mountain, Inc.	9,436	367,061
Lamar Advertising Co., Class A	1,755	120,270
MGM Growth Properties LLC, Class A	6,500	196,365
Outfront Media, Inc.	462	11,633
SBA Communications Corp.†	7,147	1,029,525
SL Green Realty Corp.	1,700	172,244
Tanger Factory Outlet Centers, Inc.	146	3,565
Taubman Centers, Inc.	693	34,442
VEREIT, Inc.	16,401	135,964
		4,068,803
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,056	115,761
Jones Lang LaSalle, Inc.	1,600	197,600
WeWork Cos., Inc., Class A†(1)(2)(3)	2,244	116,262
		429,623
Recreational Vehicles — 0.1%
Brunswick Corp.	1,716	96,045
Polaris Industries, Inc.	2,096	219,304
		315,349
Rental Auto/Equipment — 0.5%
AerCap Holdings NV†	14,976	765,423
Avis Budget Group, Inc.†	2,500	95,150
United Rentals, Inc.†	2,001	277,619
		1,138,192
Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	4,943	615,552
Six Flags Entertainment Corp.	1,593	97,077
Vail Resorts, Inc.	939	214,205
		926,834
Respiratory Products — 0.1%
ResMed, Inc.	3,307	254,507
Retail-Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	4,738	452,289
Coach, Inc.	8,028	323,368
Foot Locker, Inc.	217	7,643
Gap, Inc.	281	8,298
L Brands, Inc.	4,711	196,025
Lululemon Athletica, Inc.†	4,094	254,851

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
PVH Corp.	1,600	$201,696
Ross Stores, Inc.	18,908	1,220,890
		2,665,060
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	6,406	137,537
Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	450	44,640
AutoZone, Inc.†	1,241	738,531
Genuine Parts Co.	1,281	122,528
O'Reilly Automotive, Inc.†	4,200	904,554
		1,810,253
Retail-Automobile — 0.5%
CarMax, Inc.†	9,132	692,297
Copart, Inc.†	11,103	381,610
		1,073,907
Retail-Building Products — 0.0%
Floor & Decor Holdings, Inc., Class A†	519	20,205
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	5,506	129,777
MSC Industrial Direct Co., Inc., Class A	427	32,268
		162,045
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,500	164,175
Retail-Discount — 0.8%
Dollar General Corp.	10,696	866,911
Dollar Tree, Inc.†	10,373	900,584
		1,767,495
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,618	22,771
Retail-Gardening Products — 0.2%
Tractor Supply Co.	6,349	401,828
Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.	1,800	119,790
Tiffany & Co.	3,000	275,340
		395,130
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	3,300	164,538
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,769	130,558
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	2,300	126,224
PriceSmart, Inc.	800	71,400
Sally Beauty Holdings, Inc.†	1,077	21,088
		218,712
Retail-Perfume & Cosmetics — 1.2%
Ulta Beauty, Inc.†	11,558	2,612,801
Security Description	Shares	Value (Note 2)
Retail-Restaurants — 1.7%
Chipotle Mexican Grill, Inc.†	849	$261,348
Darden Restaurants, Inc.	2,953	232,638
Dave & Buster's Entertainment, Inc.†	14,463	759,018
Domino's Pizza, Inc.	5,235	1,039,409
Dunkin' Brands Group, Inc.	5,737	304,520
Papa John's International, Inc.	2,100	153,447
Restaurant Brands International LP	20	1,273
Restaurant Brands International, Inc.	2,300	146,924
Wendy's Co.	4,368	67,835
Yum China Holdings, Inc.†	11,558	461,973
Yum! Brands, Inc.	3,800	279,718
		3,708,103
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	1,583	42,757
Schools — 0.0%
Bright Horizons Family Solutions, Inc.†	1,198	103,280
Security Services — 0.5%
Brink's Co.	12,033	1,013,780
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	8,679	747,869
Cypress Semiconductor Corp.	655	9,838
Integrated Device Technology, Inc.†	3,700	98,346
Marvell Technology Group, Ltd.	12,064	215,946
Maxim Integrated Products, Inc.	6,666	318,035
		1,390,034
Semiconductor Equipment — 0.9%
Entegris, Inc.†	4,900	141,365
KLA-Tencor Corp.	7,919	839,414
Lam Research Corp.	3,826	707,963
Teradyne, Inc.	4,392	163,778
		1,852,520
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	2,084	471,901
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	12,504	605,819
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,000	158,100
Steel-Producers — 0.0%
Carpenter Technology Corp.	1,400	67,242
Steel Dynamics, Inc.	711	24,508
		91,750
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	2,284	75,852
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	4,404	151,586
Television — 0.0%
AMC Networks, Inc., Class A†	1,271	74,315
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,292	319,783
Theaters — 0.0%
Regal Entertainment Group, Class A	705	11,280

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	2,309	$154,126
Neurocrine Biosciences, Inc.†	5,952	364,738
		518,864
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,680	250,337
Stanley Black & Decker, Inc.	370	55,859
		306,196
Toys — 0.1%
Hasbro, Inc.	2,037	198,954
Mattel, Inc.	1,544	23,901
		222,855
Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†	7,870	338,803
Transport-Marine — 0.0%
Kirby Corp.†	1,400	92,330
Transport-Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	2,000	148,020
Kansas City Southern	1,600	173,888
		321,908
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,023	382,250
Expeditors International of Washington, Inc.	5,200	311,272
		693,522
Transport-Truck — 1.0%
JB Hunt Transport Services, Inc.	3,951	438,877
Knight-Swift Transportation Holdings, Inc.†	23,476	975,428
Landstar System, Inc.	2,389	238,064
Old Dominion Freight Line, Inc.	2,902	319,539
Schneider National, Inc., Class B	5,636	142,591
XPO Logistics, Inc.†	2,031	137,661
		2,252,160
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	1,625	110,224
Web Hosting/Design — 1.0%
GoDaddy, Inc., Class A†	29,220	1,271,362
Shopify, Inc., Class A†	800	93,192
VeriSign, Inc.†	6,748	717,920
		2,082,474
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,164	183,659
X-Ray Equipment — 0.8%
Hologic, Inc.†	49,798	1,827,089
Total Common Stocks (cost $163,482,532)		210,451,104
Security Description	Shares	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 1.4%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)(3)	6,300	$38,493
Applications Software — 0.2%
Dropbox, Inc., Series A†(1)(2)(3)	1,047	10,938
Dropbox, Inc., Series A-1†(1)(2)(3)	5,146	53,759
Dropbox, Inc., Series C†(1)(2)(3)	3,310	38,561
Magic Leap, Inc., Series C†(1)(2)(3)	4,974	117,717
Tanium, Inc., Series G†(1)(2)(3)	32,619	161,930
		382,905
Computer Software — 0.1%
Zuora, Inc., Series F†(1)(2)(3)	35,671	189,413
E-Commerce/Products — 0.1%
Flipkart, Ltd., Series G†(1)(2)(3)	721	86,347
The Honest Co., Inc., Series C†(1)(2)(3)	4,317	131,841
One Kings Lane Inc., Series E†(1)(2)(3)	11,800	2,950
		221,138
E-Commerce/Services — 0.7%
Airbnb, Inc., Series D†(1)(2)(3)	2,091	224,573
Airbnb, Inc., Series E†(1)(2)(3)	2,711	291,162
Uber Technologies, Inc., Series D†(1)(2)(3)	25,472	1,072,244
		1,587,979
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series D-1†(1)(2)(3)	3,588	185,894
WeWork Cos., Inc., Series D-2†(1)(2)(3)	2,819	146,053
WeWork Cos., Inc., Series E†(1)(2)(3)	2,120	109,837
		441,784
Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(1)(2)(3)	19,490	139,920
Total Convertible Preferred Securities (cost $1,855,166)		3,001,632
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Growth Index Fund (cost $4,291,407)	15,063	1,704,981
Total Long-Term Investment Securities (cost $169,629,105)		215,157,717
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(5)	66,582	66,582
T. Rowe Price Government Reserve Fund 1.07%(5)	640	640
Total Short-Term Investment Securities (cost $67,222)		67,222

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $516,005 collateralized by $395,000 of United States Treasury Bonds, bearing interest at 4.75% due 02/15/2041 and having an approximate value of $532,409	$516,000	$516,000
Bank of America Securities LLC Joint Repurchase Agreement(4)	340,000	340,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	425,000	425,000
BNP Paribas SA Joint Repurchase Agreement(4)	720,000	720,000
Deutsche Bank AG Joint Repurchase Agreement(4)	275,000	275,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	940,000	940,000
Total Repurchase Agreements (cost $3,216,000)		3,216,000
TOTAL INVESTMENTS (cost $172,912,327)(6)	100.1%	218,440,939
Liabilities in excess of other assets	(0.1)	(130,081)
NET ASSETS	100.0%	$218,310,858

#  See Note 1

†  Non-income producing security

(1)  Security classified as Level 3 (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Centennial Resource Development LLC	06/08/2017	1,300	$18,850	$22,193	$17.07	0.01%
Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
DocuSign, Inc. CVR	08/12/2016	2,581	$0	$0	$0.00	0.00%
DraftKings, Inc.	07/13/2015	17,116	62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	116,202	1.55	0.05
Dropbox, Inc., Class A	11/07/2014	3,515	67,141	36,720	10.45	0.02
Dropbox, Inc., Class B	05/01/2012	844	7,637	8,817	10.45	0.00
The Honest Co., Inc.	08/20/2014	1,850	50,056	32,708	17.68	0.01
WeWork Cos., Inc. Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	116,262	51.81	0.05
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	2,091	85,131	224,573	107.40	0.10
Airbnb, Inc., Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	291,162	107.40	0.13
Dropbox, Inc., Series A	05/01/2012	1,047	9,474	10,938	10.45	0.01
Dropbox, Inc., Series A-1	05/01/2012	5,146	46,567	53,759	10.45	0.02
Dropbox, Inc., Series C	01/28/2014	3,310	63,225	38,561	11.65	0.02
Flipkart, Ltd., Series G	12/17/2014	721	86,347	86,347	119.76	0.04
The Honest Co., Inc., Series C	08/20/2014	4,317	116,806	131,841	30.54	0.06
Magic Leap, Inc., Series C	12/28/2015	4,974	114,566	117,717	23.67	0.05
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	38,493	6.11	0.02
One Kings Lane, Inc., Series E	01/28/2014	11,800	181,921	2,950	0.25	0.00
Pinterest, Inc., Series G	03/19/2015	19,490	139,921	139,920	7.18	0.06
Tanium, Inc., Series G	08/26/2015	32,619	161,930	161,930	4.96	0.07
Uber Technologies, Inc., Series D	06/05/2014	25,472	395,148	1,072,244	42.10	0.49
WeWork Cos., Inc., Series D-1	12/09/2014	3,588	59,744	185,894	51.81	0.09
WeWork Cos., Inc., Series D-2	12/09/2014	2,819	46,940	146,053	51.81	0.07
WeWork Cos., Inc., Series E	06/23/2015	2,120	69,726	109,837	51.81	0.06
Zuora, Inc., Series F	01/15/2015	35,671	135,525	189,413	5.31	0.10
				$3,334,534		1.53%

(3)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $3,334,534 representing 1.5% of net assets.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  The rate shown is the 7-day yield as of September 30, 2017.

(6)  See Note 4 for cost of investment on a tax basis.

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	December 2017	$700,167	$718,280	$18,113

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$7,494,985	$—	$45,537	$7,540,522
E-Commerce/Products	1,724,362	—	32,708	1,757,070
Electronic Forms	—	—	0	0
Entertainment Software	962,434	—	116,202	1,078,636
Oil Companies-Exploration & Production	3,296,574	22,193	—	3,318,767
Real Estate Management/Services	313,361	—	116,262	429,623
Other Industries	196,326,486	—	—	196,326,486
Convertible Preferred Securities	—	—	3,001,632	3,001,632
Exchange-Traded Funds	1,704,981	—	—	1,704,981
Short-Term Investment Securities	67,222	—	—	67,222
Repurchase Agreements	—	3,216,000	—	3,216,000
Total Investments at Value	$211,890,405	$3,238,193	$3,312,341	$218,440,939
Other Financial Instruments:†
Futures Contracts	$18,113	$—	$—	$18,113

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2017	$217,915	$3,228,081
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(169,122)
Change in unrealized appreciation(1)	8,689	424,506
Change in unrealized depreciation(1)	(198,352)	(189,528)
Net purchases	282,457	2,950
Net sales	—	(295,254)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2017	$310,709	$3,001,632

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2017 includes:

Common Stocks	Convertible Preferred Securities
$(189,663)	$(87,577)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at September 30, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$232,464	Market Approach	Market Transaction Price*	$51.8100
	$32,708	Market Approach with	Valuation Based on Series E Offering*	$22.1100
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.60%
	$45,537	Market Approach with	Market Transaction Price*	$8.1500
		Option Pricing Method ("OPM")	2017 Estimated Revenue Multiple*	5.0x - 6.4x (5.7x)
			2018 Estimated Revenue Multiple*	5.2x - 6.04x (5.62x)
			2018 Estimated Gross Profit Multiple*	6.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.5%
			Term to liquidity event in years	2.25
			Risk-free rate	1.49%
	$0	Income Approach	Potential Future Cash Flows*	$0.00
Convertible Preferred Securities	$829,981	Market Approach	Market Transaction Price*	$4.9643 - $119.76 ($47.8889)
	$117,717	Market Approach	Market Transaction Price*	$23.033000
			Pending Series D Offer Price"	$27.000000
			Discount for Lack of Marketability	10.0%
	$515,735	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3x
			2020 Estimated Gross Profit Multiple*	6.3x
			Discount for Lack of Marketability	10.0%

Seasons Series Trust Mid Cap Growth Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Description	Value at September 30, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
	$1,072,244	Market Approach	Market Transaction Price*	$48.7722
			Enterprise Value/Estimated 2017 Gross
			Profit Multiple*	13.6x
			Enterprise Value/Projected 2019
			EBITDA Multiple*	28.2x
			Discount for Projected Multiple	30%
			Discount for Lack of Marketability	10% - 15% (12.5%)
	$189,413	Market Approach	2017 Revenue Multiple*	7.5x
			Discount for Lack of Marketability	10.0%
	$38,493	Market Approach with	Enterprise Value/Last Twelve Months
		Option Pricing Method ("OPM")	Revenue Multiple*	1.12
			Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	54.7%
			Term to liquidity event in years	3.00
			Risk-free rate	1.59%
	$131,841	Market Approach with	Valuation Based on Series E Offering*	$22.1100
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.60%
	$103,258	Market Approach with	Market Transaction Price*	$8.1500
		Option Pricing Method ("OPM")	2017 Estimated Revenue Multiple*	5.0x - 6.4x (5.7x)
			2018 Estimated Revenue Multiple*	5.2x - 6.04x (5.62x)
			2018 Estimated Gross Profit Multiple*	6.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.5%
			Term to liquidity event in years	2.25
			Risk-free rate	1.49%
	$2,950	Income Approach	Future Cash Flows*	$0.25
			Discount for Potential Claims	35.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.6%
Electric-Integrated	5.2
Oil Companies-Exploration & Production	5.1
Banks-Super Regional	3.3
Registered Investment Companies	3.0
Insurance-Multi-line	2.6
Banks-Commercial	2.4
Diversified Manufacturing Operations	2.1
Insurance-Property/Casualty	1.8
Gold Mining	1.6
Chemicals-Diversified	1.5
Medical Products	1.5
Banks-Fiduciary	1.4
Agricultural Operations	1.2
Insurance-Life/Health	1.2
Insurance Brokers	1.2
Transport-Services	1.1
Containers-Paper/Plastic	1.1
Semiconductor Components-Integrated Circuits	1.1
Food-Misc./Diversified	1.1
Independent Power Producers	1.1
Medical-Hospitals	1.0
Aerospace/Defense-Equipment	1.0
Retail-Apparel/Shoe	1.0
Exchange-Traded Funds	1.0
Medical-Generic Drugs	0.9
Finance-Investment Banker/Broker	0.9
Gas-Distribution	0.9
Real Estate Management/Services	0.9
Oil-Field Services	0.8
Investment Management/Advisor Services	0.8
Electronic Measurement Instruments	0.8
Airlines	0.8
Computer Services	0.8
Brewery	0.7
Medical-Drugs	0.7
Chemicals-Specialty	0.7
Diversified Operations	0.7
Finance-Consumer Loans	0.7
Insurance-Reinsurance	0.7
Oil Refining & Marketing	0.7
Distribution/Wholesale	0.7
Data Processing/Management	0.7
Tools-Hand Held	0.6
Cosmetics & Toiletries	0.6
Apparel Manufacturers	0.6
Building & Construction Products-Misc.	0.6
Publishing-Newspapers	0.6
Steel-Producers	0.6
Machinery-Pumps	0.6
Oil Companies-Integrated	0.6
Transport-Rail	0.6
Dental Supplies & Equipment	0.6
Food-Retail	0.6
Finance-Credit Card	0.5
Coatings/Paint	0.5
Food-Meat Products	0.5
Multimedia	0.5
Finance-Other Services	0.5
Home Decoration Products	0.5
Medical Labs & Testing Services	0.5%
Pipelines	0.5
Cruise Lines	0.5
Building Products-Cement	0.5
Hazardous Waste Disposal	0.5
Office Automation & Equipment	0.4
Auto/Truck Parts & Equipment-Original	0.4
Medical-Wholesale Drug Distribution	0.4
Commercial Services	0.4
Food-Baking	0.4
Building-Residential/Commercial	0.4
X-Ray Equipment	0.4
Appliances	0.4
Commercial Services-Finance	0.4
Machinery-Farming	0.4
Medical Instruments	0.4
Engineering/R&D Services	0.4
Finance-Auto Loans	0.4
Toys	0.4
Physicians Practice Management	0.4
Telecommunication Equipment	0.4
Retail-Jewelry	0.4
Food-Confectionery	0.3
Disposable Medical Products	0.3
Schools	0.3
Food-Catering	0.3
Electric-Distribution	0.3
Savings & Loans/Thrifts	0.3
Wireless Equipment	0.3
Electronic Components-Misc.	0.3
U.S. Government Agencies	0.3
Medical-Biomedical/Gene	0.3
Advertising Agencies	0.3
Food-Wholesale/Distribution	0.3
Machinery-Electrical	0.3
Repurchase Agreements	0.3
Agricultural Chemicals	0.3
Rubber-Tires	0.3
Instruments-Controls	0.3
Food-Canned	0.3
Internet Security	0.3
Oil Field Machinery & Equipment	0.3
Computers-Integrated Systems	0.2
Retail-Auto Parts	0.2
Computers-Memory Devices	0.2
Retail-Discount	0.2
Non-Ferrous Metals	0.2
Beverages-Non-alcoholic	0.2
Instruments-Scientific	0.2
Investment Companies	0.2
Auto-Heavy Duty Trucks	0.2
Aerospace/Defense	0.2
Engines-Internal Combustion	0.2
Telephone-Integrated	0.2
Private Equity	0.2
Transport-Truck	0.2
Retail-Gardening Products	0.2
Electric-Generation	0.2
Motorcycle/Motor Scooter	0.2
Water	0.2

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Industry Allocation*
Computer Data Security	0.2%
Retail-Arts & Crafts	0.2
Rental Auto/Equipment	0.1
Applications Software	0.1
Oil & Gas Drilling	0.1
Professional Sports	0.1
Telecom Services	0.1
Metal-Copper	0.1
Computer Aided Design	0.1
Casino Hotels	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Consumer Electronics	0.1
Medical-HMO	0.1
Real Estate Operations & Development	0.1
Retail-Regional Department Stores	0.1
Cellular Telecom	0.1
Textile-Home Furnishings	0.1
Enterprise Software/Service	0.1
Electric Products-Misc.	0.1
Finance-Mortgage Loan/Banker	0.1
Cable/Satellite TV	0.1
Electronic Parts Distribution	0.1
Retail-Drug Store	0.1
Radio	0.1
Diagnostic Kits	0.1
E-Commerce/Services	0.1
Broadcast Services/Program	0.1
Semiconductor Equipment	0.1
Internet Content-Entertainment	0.1
Coal	0.1
Machinery-Construction & Mining	0.1
Publishing-Books	0.1
Containers-Metal/Glass	0.1
Dialysis Centers	0.1
Computer Software	0.1
Metal-Aluminum	0.1
Drug Delivery Systems	0.1
Human Resources	0.1
Marine Services	0.1
Food-Flour & Grain	0.1
Electronic Components-Semiconductors	0.1
Machinery-General Industrial	0.1
Retail-Catalog Shopping	0.1
Hotels/Motels	0.1
Television	0.1
100.3%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.7%
Advanced Materials — 0.0%
Hexcel Corp.	630	$36,175
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	34,622	719,791
Aerospace/Defense — 0.2%
Arconic, Inc.	8,181	203,543
Spirit AeroSystems Holdings, Inc., Class A	2,526	196,321
Teledyne Technologies, Inc.†	729	116,042
		515,906
Aerospace/Defense-Equipment — 1.0%
Cobham PLC	158,250	308,964
Harris Corp.	5,933	781,258
L3 Technologies, Inc.	6,621	1,247,595
Orbital ATK, Inc.	1,201	159,925
		2,497,742
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	7,571	266,196
Mosaic Co.	19,351	417,788
		683,984
Agricultural Operations — 1.2%
Archer-Daniels-Midland Co.	17,600	748,176
Bunge, Ltd.	33,334	2,315,380
		3,063,556
Airlines — 0.8%
Alaska Air Group, Inc.	5,808	442,976
American Airlines Group, Inc.	5,302	251,792
Copa Holdings SA, Class A	603	75,092
Delta Air Lines, Inc.	13,008	627,246
JetBlue Airways Corp.†	6,981	129,358
Spirit Airlines, Inc.†	1,452	48,511
United Continental Holdings, Inc.†	5,781	351,947
		1,926,922
Apparel Manufacturers — 0.6%
Hanesbrands, Inc.	20,574	506,943
Michael Kors Holdings, Ltd.†	2,781	133,071
Ralph Lauren Corp.	7,829	691,223
Under Armour, Inc., Class A†	1,042	17,172
Under Armour, Inc., Class C†	1,058	15,891
VF Corp.	1,798	114,299
		1,478,599
Appliances — 0.4%
Whirlpool Corp.	5,394	994,869
Applications Software — 0.1%
Nuance Communications, Inc.†	6,003	94,367
Verint Systems, Inc.†	6,376	266,836
		361,203
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,183	519,618
Auto/Truck Parts & Equipment-Original — 0.4%
Adient PLC	1,967	165,208
BorgWarner, Inc.	3,972	203,486
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Delphi Automotive PLC	7,042	$692,933
Lear Corp.	248	42,924
		1,104,551
Banks-Commercial — 2.4%
Associated Banc-Corp.	3,167	76,800
Bank of Hawaii Corp.	881	73,440
Bank of the Ozarks	1,288	61,888
BankUnited, Inc.	2,178	77,471
BOK Financial Corp.	522	46,500
CIT Group, Inc.	2,828	138,713
Commerce Bancshares, Inc.	1,868	107,914
Cullen/Frost Bankers, Inc.	1,191	113,050
East West Bancorp, Inc.	2,824	168,819
First Hawaiian, Inc.	1,111	33,652
First Horizon National Corp.	34,740	665,271
First Republic Bank	645	67,377
FNB Corp.	6,718	94,253
M&T Bank Corp.	7,418	1,194,595
PacWest Bancorp	2,519	127,235
Pinnacle Financial Partners, Inc.	1,048	70,164
Popular, Inc.	15,006	539,316
Prosperity Bancshares, Inc.	1,387	91,167
Regions Financial Corp.	25,180	383,491
Signature Bank†	463	59,282
SVB Financial Group†	285	53,321
Synovus Financial Corp.	2,533	116,670
TCF Financial Corp.	3,321	56,590
Webster Financial Corp.	1,916	100,686
Westamerica Bancorporation	10,000	595,400
Western Alliance Bancorp†	887	47,082
Wintrust Financial Corp.	7,776	608,939
Zions Bancorporation	4,194	197,873
		5,966,959
Banks-Fiduciary — 1.4%
Citizens Financial Group, Inc.	34,428	1,303,788
Northern Trust Corp.	23,830	2,190,692
		3,494,480
Banks-Super Regional — 3.3%
Comerica, Inc.	15,474	1,180,047
Fifth Third Bancorp	107,409	3,005,304
Huntington Bancshares, Inc.	91,900	1,282,924
KeyCorp	80,040	1,506,353
SunTrust Banks, Inc.	22,511	1,345,482
		8,320,110
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	13,526	562,952
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	65	3,620
Brown-Forman Corp., Class B	211	11,457
		15,077
Brewery — 0.7%
Carlsberg A/S, Class B	9,925	1,086,095
Molson Coors Brewing Co., Class B	9,632	786,356
		1,872,451

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	3,170	$67,489
Discovery Communications, Inc., Class C†	4,386	88,860
Scripps Networks Interactive, Inc., Class A	813	69,829
		226,178
Building & Construction Products-Misc. — 0.6%
Armstrong World Industries, Inc.†	9,848	504,710
Fortune Brands Home & Security, Inc.	221	14,858
Louisiana-Pacific Corp.†	2,100	56,868
Owens Corning	10,861	840,098
USG Corp.†	1,836	59,946
		1,476,480
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	59	10,559
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	125	25,779
Vulcan Materials Co.	9,389	1,122,924
		1,148,703
Building Products-Wood — 0.0%
Masco Corp.	2,346	91,517
Building-Residential/Commercial — 0.4%
CalAtlantic Group, Inc.	1,688	61,832
D.R. Horton, Inc.	3,223	128,694
Lennar Corp., Class A	4,172	220,282
Lennar Corp., Class B	205	9,241
PulteGroup, Inc.	4,188	114,458
Toll Brothers, Inc.	12,569	521,236
		1,055,743
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class A†	534	50,292
Liberty Broadband Corp., Class C†	2,174	207,182
		257,474
Casino Hotels — 0.1%
MGM Resorts International	9,840	320,686
Cellular Telecom — 0.1%
Altice USA, Inc., Class A†	10,633	290,387
United States Cellular Corp.†	293	10,372
		300,759
Chemicals-Diversified — 1.5%
Celanese Corp., Series A	9,057	944,373
Eastman Chemical Co.	7,794	705,279
FMC Corp.	14,358	1,282,313
Huntsman Corp.	2,168	59,447
Olin Corp.	3,450	118,163
PPG Industries, Inc.	5,857	636,422
Westlake Chemical Corp.	372	30,909
		3,776,906
Chemicals-Specialty — 0.7%
Albemarle Corp.	1,878	255,990
Ashland Global Holdings, Inc.	1,296	84,745
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Brenntag AG	5,780	$321,861
Cabot Corp.	1,278	71,312
NewMarket Corp.	11	4,683
Platform Specialty Products Corp.†	2,507	27,953
Sensient Technologies Corp.	4,063	312,526
Univar, Inc.†	20,013	578,976
Valvoline, Inc.	4,279	100,343
Versum Materials, Inc.	2,069	80,319
		1,838,708
Coal — 0.1%
Arch Coal, Inc., Class A	1,900	136,306
CONSOL Energy, Inc.†	4,761	80,651
		216,957
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	20,831	602,433
RPM International, Inc.	13,307	683,181
		1,285,614
Commercial Services — 0.4%
Cintas Corp.	3,600	519,408
CoreLogic, Inc.†	726	33,556
Macquarie Infrastructure Corp.	1,629	117,581
Nielsen Holdings PLC	7,481	310,087
Quanta Services, Inc.†	2,310	86,325
		1,066,957
Commercial Services-Finance — 0.4%
Global Payments, Inc.	5,127	487,219
H&R Block, Inc.	3,663	96,996
IHS Markit, Ltd.†	3,456	152,340
Morningstar, Inc.	25	2,125
Sabre Corp.	12,540	226,974
WEX, Inc.†	164	18,404
		984,058
Computer Aided Design — 0.1%
Autodesk, Inc.†	791	88,798
Synopsys, Inc.†	2,891	232,812
		321,610
Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	3,700	421,874
Computer Services — 0.8%
Amdocs, Ltd.	14,564	936,756
Conduent, Inc.†	3,968	62,179
DST Systems, Inc.	1,150	63,112
Leidos Holdings, Inc.	12,177	721,122
Teradata Corp.†	2,702	91,301
		1,874,470
Computer Software — 0.1%
Akamai Technologies, Inc.†	3,529	171,933
SS&C Technologies Holdings, Inc.	288	11,563
		183,496
Computers — 0.0%
Hewlett Packard Enterprise Co.	6,600	97,086

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Integrated Systems — 0.2%
NCR Corp.†	16,032	$601,521
Computers-Memory Devices — 0.2%
Brocade Communications Systems, Inc.	8,492	101,479
NetApp, Inc.	825	36,102
Western Digital Corp.	5,237	452,477
		590,058
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	181	6,768
Consumer Products-Misc. — 0.0%
Clorox Co.	400	52,764
Containers-Metal/Glass — 0.1%
Ball Corp.	3,240	133,812
Crown Holdings, Inc.†	832	49,687
Owens-Illinois, Inc.†	737	18,543
		202,042
Containers-Paper/Plastic — 1.1%
Ardagh Group SA	182	3,897
Bemis Co., Inc.	1,912	87,130
Berry Global Group, Inc.†	10,923	618,788
Graphic Packaging Holding Co.	41,465	578,437
Sealed Air Corp.	13,503	576,848
Sonoco Products Co.	2,050	103,422
WestRock Co.	12,500	709,125
		2,677,647
Cosmetics & Toiletries — 0.6%
Coty, Inc., Class A	35,216	582,121
Edgewell Personal Care Co.†	13,499	982,322
		1,564,443
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	3,669	198,310
Royal Caribbean Cruises, Ltd.	8,536	1,011,857
		1,210,167
Data Processing/Management — 0.7%
Dun & Bradstreet Corp.	468	54,480
Fidelity National Information Services, Inc.	12,367	1,154,954
First Data Corp., Class A†	23,138	417,410
		1,626,844
Dental Supplies & Equipment — 0.6%
DENTSPLY SIRONA, Inc.	12,207	730,101
Patterson Cos., Inc.	16,863	651,755
		1,381,856
Diagnostic Equipment — 0.0%
VWR Corp.†	1,785	59,101
Diagnostic Kits — 0.1%
Alere, Inc.†	1,799	91,731
OPKO Health, Inc.†	6,165	42,292
QIAGEN NV	3,219	101,398
		235,421
Security Description	Shares	Value (Note 2)
Dialysis Centers — 0.1%
DaVita, Inc.†	3,199	$189,989
Disposable Medical Products — 0.3%
STERIS PLC	9,286	820,882
Distribution/Wholesale — 0.7%
HD Supply Holdings, Inc.†	13,296	479,587
LKQ Corp.†	21,998	791,708
WESCO International, Inc.†	6,080	354,160
WW Grainger, Inc.	64	11,504
		1,636,959
Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	1,325	132,884
Colfax Corp.†	1,850	77,034
Crane Co.	1,044	83,510
Dover Corp.	2,892	264,300
Eaton Corp. PLC	10,201	783,335
Ingersoll-Rand PLC	2,667	237,816
ITT, Inc.	14,499	641,871
Parker-Hannifin Corp.	374	65,457
Pentair PLC	3,469	235,753
Textron, Inc.	47,149	2,540,388
Trinity Industries, Inc.	3,143	100,262
		5,162,610
Diversified Minerals — 0.0%
US Silica Holdings, Inc.	1,231	38,247
Diversified Operations — 0.7%
Leucadia National Corp.	72,065	1,819,641
Drug Delivery Systems — 0.1%
DexCom, Inc.†	3,500	171,238
E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc., Class A†	920	48,861
Liberty Ventures, Series A†	1,666	95,878
TripAdvisor, Inc.†	1,219	49,406
Zillow Group, Inc., Class A†	338	13,571
Zillow Group, Inc., Class C†	678	27,263
		234,979
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,974	262,443
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	9,034	263,883
PPL Corp.	14,349	544,545
		808,428
Electric-Generation — 0.2%
Vistra Energy Corp.	23,150	432,674
Electric-Integrated — 5.2%
AES Corp.	49,696	547,650
Alliant Energy Corp.	4,772	198,372
Ameren Corp.	13,171	761,811
Avangrid, Inc.	1,185	56,193
CMS Energy Corp.	22,193	1,027,980
Consolidated Edison, Inc.	6,413	517,401
DTE Energy Co.	11,325	1,215,852
Edison International	6,653	513,412

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Entergy Corp.	6,261	$478,090
Eversource Energy	18,708	1,130,711
FirstEnergy Corp.	69,102	2,130,415
Great Plains Energy, Inc.	4,510	136,653
Hawaiian Electric Industries, Inc.	2,263	75,516
MDU Resources Group, Inc.	4,064	105,461
OGE Energy Corp.	4,175	150,425
Pinnacle West Capital Corp.	11,058	935,064
Public Service Enterprise Group, Inc.	28,023	1,296,064
SCANA Corp.	2,753	133,493
WEC Energy Group, Inc.	15,563	977,045
Westar Energy, Inc.	2,967	147,163
Xcel Energy, Inc.	10,642	503,579
		13,038,350
Electronic Components-Misc. — 0.3%
AVX Corp.	26,500	483,095
Garmin, Ltd.	2,526	136,328
Gentex Corp.	2,098	41,541
Jabil, Inc.	3,724	106,320
		767,284
Electronic Components-Semiconductors — 0.1%
Microsemi Corp.†	455	23,424
ON Semiconductor Corp.†	489	9,032
Qorvo, Inc.†	1,268	89,622
Xilinx, Inc.	281	19,903
		141,981
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	5,114	328,319
FLIR Systems, Inc.	1,330	51,750
Fortive Corp.	611	43,253
Keysight Technologies, Inc.†	20,270	844,448
National Instruments Corp.	14,772	622,935
Trimble, Inc.†	1,095	42,979
		1,933,684
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,850	148,758
Avnet, Inc.	2,603	102,298
		251,056
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,705	78,225
Engineering/R&D Services — 0.4%
AECOM†	3,247	119,522
Fluor Corp.	2,925	123,143
Jacobs Engineering Group, Inc.	2,501	145,733
KBR, Inc.	29,743	531,805
		920,203
Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,065	515,012
Enterprise Software/Service — 0.1%
CA, Inc.	6,596	220,174
Guidewire Software, Inc.†	944	73,500
		293,674
Security Description	Shares	Value (Note 2)
Entertainment Software — 0.0%
Zynga, Inc., Class A†	15,840	$59,875
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	213	9,785
Finance-Auto Loans — 0.4%
Ally Financial, Inc.	37,037	898,518
Credit Acceptance Corp.†	23	6,444
		904,962
Finance-Consumer Loans — 0.7%
Navient Corp.	5,686	85,404
OneMain Holdings, Inc.†	1,114	31,403
Santander Consumer USA Holdings, Inc.†	3,091	47,509
SLM Corp.†	9,017	103,425
Synchrony Financial	49,586	1,539,645
		1,807,386
Finance-Credit Card — 0.5%
Discover Financial Services	20,955	1,351,178
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	5,766	251,455
Interactive Brokers Group, Inc., Class A	1,380	62,155
Lazard, Ltd., Class A	251	11,350
LPL Financial Holdings, Inc.	4,800	247,536
Raymond James Financial, Inc.	12,416	1,047,042
TD Ameritrade Holding Corp.	13,510	659,288
		2,278,826
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,895	80,765
Finance-Mortgage Loan/Banker — 0.1%
FNF Group	5,481	260,128
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	3,565	51,586
Nasdaq, Inc.	15,509	1,203,033
		1,254,619
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,513	94,866
Food-Baking — 0.4%
Flowers Foods, Inc.	56,197	1,057,066
Food-Canned — 0.3%
TreeHouse Foods, Inc.†	9,538	646,009
Food-Catering — 0.3%
Aramark	19,953	810,291
Food-Confectionery — 0.3%
Hershey Co.	304	33,188
Hostess Brands, Inc.†	2,540	34,696
J.M. Smucker Co.	7,258	761,582
		829,466
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	1,357	119,782
Seaboard Corp.	6	27,030
		146,812

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Meat Products — 0.5%
Hormel Foods Corp.	5,638	$181,205
Tyson Foods, Inc., Class A	15,615	1,100,077
		1,281,282
Food-Misc./Diversified — 1.1%
Cal-Maine Foods, Inc.†	5,017	206,199
Campbell Soup Co.	1,288	60,304
Conagra Brands, Inc.	8,300	280,042
General Mills, Inc.	11,900	615,944
Hain Celestial Group, Inc.†	2,128	87,567
Ingredion, Inc.	1,493	180,115
Kellogg Co.	399	24,886
Lamb Weston Holdings, Inc.	2,355	110,426
Pinnacle Foods, Inc.	18,678	1,067,821
		2,633,304
Food-Retail — 0.6%
Kroger Co.	68,164	1,367,370
Safeway Casa Ley CVR†(1)(4)	7,948	8,066
Safeway PDC LLC CVR†(1)(4)	7,948	388
		1,375,824
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	11,300	609,635
US Foods Holding Corp.†	3,637	97,108
		706,743
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,559	39,115
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	2,259	55,458
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	72	7,009
Gas-Distribution — 0.9%
Atmos Energy Corp.	2,157	180,843
National Fuel Gas Co.	1,682	95,218
NiSource, Inc.	22,559	577,285
Sempra Energy	9,966	1,137,419
UGI Corp.	3,617	169,493
Vectren Corp.	1,740	114,440
		2,274,698
Gold Mining — 1.6%
Franco-Nevada Corp.	16,500	1,278,213
Newmont Mining Corp.	68,386	2,565,159
Royal Gold, Inc.	856	73,650
		3,917,022
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	12,826	727,234
Stericycle, Inc.†	5,829	417,473
		1,144,707
Home Decoration Products — 0.5%
Newell Brands, Inc.	29,363	1,252,919
Security Description	Shares	Value (Note 2)
Home Furnishings — 0.0%
Leggett & Platt, Inc.	541	$25,822
Tempur Sealy International, Inc.†	597	38,518
		64,340
Hotels/Motels — 0.1%
Extended Stay America, Inc.	1,752	35,040
Hilton Worldwide Holdings, Inc.	484	33,614
Hyatt Hotels Corp., Class A†	969	59,874
		128,528
Human Resources — 0.1%
ManpowerGroup, Inc.	1,401	165,066
Independent Power Producers — 1.1%
Calpine Corp.†	42,203	622,494
NRG Energy, Inc.	78,430	2,007,024
		2,629,518
Instruments-Controls — 0.3%
Sensata Technologies Holding NV†	13,587	653,127
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	8,078	557,140
Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	11,413	702,470
Brown & Brown, Inc.	19,489	939,175
Marsh & McLennan Cos., Inc.	10,800	905,148
Willis Towers Watson PLC	2,650	408,710
		2,955,503
Insurance-Life/Health — 1.2%
Athene Holding, Ltd., Class A†	2,243	120,763
Brighthouse Financial, Inc.†	4,542	276,154
Lincoln National Corp.	11,480	843,550
Principal Financial Group, Inc.	5,582	359,146
Torchmark Corp.	2,414	193,337
Unum Group	23,406	1,196,749
		2,989,699
Insurance-Multi-line — 2.6%
American Financial Group, Inc.	1,470	152,072
American National Insurance Co.	155	18,302
Assurant, Inc.	910	86,923
Cincinnati Financial Corp.	3,220	246,555
CNA Financial Corp.	19,966	1,003,292
Hartford Financial Services Group, Inc.	29,986	1,662,124
Kemper Corp.	13,044	691,332
Loews Corp.	32,227	1,542,384
Old Republic International Corp.	5,101	100,439
Voya Financial, Inc.	23,843	951,097
		6,454,520
Insurance-Property/Casualty — 1.8%
Alleghany Corp.†	310	171,743
Arch Capital Group, Ltd.†	2,307	227,240
Erie Indemnity Co., Class A	137	16,518
First American Financial Corp.	2,249	112,383
Hanover Insurance Group, Inc.	6,068	588,171
Markel Corp.†	284	303,306
Mercury General Corp.	570	32,313

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
ProAssurance Corp.	1,098	$60,006
Progressive Corp.	15,300	740,826
White Mountains Insurance Group, Ltd.	1,287	1,102,959
WR Berkley Corp.	1,993	133,013
XL Group, Ltd.	25,434	1,003,371
		4,491,849
Insurance-Reinsurance — 0.7%
Aspen Insurance Holdings, Ltd.	854	34,501
Axis Capital Holdings, Ltd.	1,743	99,891
Everest Re Group, Ltd.	3,515	802,791
Reinsurance Group of America, Inc.	1,343	187,389
RenaissanceRe Holdings, Ltd.	777	105,004
Validus Holdings, Ltd.	9,905	487,425
		1,717,001
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	13,120	221,334
Internet Security — 0.3%
FireEye, Inc.†	3,667	61,496
Symantec Corp.	17,787	583,591
		645,087
Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	1,792	188,499
Pargesa Holding SA	4,398	365,611
		554,110
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.	3,238	614,669
Ameriprise Financial, Inc.	319	47,375
Federated Investors, Inc., Class B	1,443	42,857
Invesco, Ltd.	22,140	775,786
Legg Mason, Inc.	1,383	54,366
T. Rowe Price Group, Inc.	4,166	377,648
Waddell & Reed Financial, Inc., Class A	5,800	116,406
		2,029,107
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	290	49,671
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,559	128,680
Terex Corp.	1,727	77,749
		206,429
Machinery-Electrical — 0.3%
Regal Beloit Corp.	8,822	696,938
Machinery-Farming — 0.4%
AGCO Corp.	3,994	294,637
Deere & Co.	5,239	657,966
		952,603
Machinery-General Industrial — 0.1%
IDEX Corp.	110	13,362
Roper Technologies, Inc.	114	27,748
Wabtec Corp.	1,219	92,339
		133,449
Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.6%
Flowserve Corp.	2,730	$116,271
Gardner Denver Holdings, Inc.†	12,641	347,880
Xylem, Inc.	15,397	964,314
		1,428,465
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	9,910	154,992
Medical Instruments — 0.4%
Bruker Corp.	1,392	41,412
Halyard Health, Inc.†	6,100	274,683
Teleflex, Inc.	2,533	612,910
		929,005
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	2,139	322,925
Quest Diagnostics, Inc.	8,932	836,392
Quintiles IMS Holdings, Inc.†	915	86,989
		1,246,306
Medical Products — 1.5%
Baxter International, Inc.	22,100	1,386,775
Cooper Cos., Inc.	225	53,350
Haemonetics Corp.†	5,400	242,298
Hill-Rom Holdings, Inc.	88	6,512
Zimmer Biomet Holdings, Inc.	17,652	2,066,872
		3,755,807
Medical-Biomedical/Gene — 0.3%
Alnylam Pharmaceuticals, Inc.†	208	24,438
Bio-Rad Laboratories, Inc., Class A†	439	97,555
Intrexon Corp.†	302	5,741
Juno Therapeutics, Inc.†	1,331	59,709
Seattle Genetics, Inc.†	7,900	429,839
United Therapeutics Corp.†	897	105,119
		722,401
Medical-Drugs — 0.7%
Akorn, Inc.†	96	3,186
Alkermes PLC†	16,800	854,112
Endo International PLC†	4,661	39,921
Mallinckrodt PLC†	2,072	77,431
Zoetis, Inc.	13,800	879,888
		1,854,538
Medical-Generic Drugs — 0.9%
Mylan NV†	20,671	648,449
Perrigo Co. PLC	20,304	1,718,734
		2,367,183
Medical-HMO — 0.1%
Centene Corp.†	3,111	301,052
WellCare Health Plans, Inc.†	73	12,537
		313,589
Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	1,643	78,470
Envision Healthcare Corp.†	2,433	109,363
LifePoint Health, Inc.†	8,210	475,359

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals (continued)
Select Medical Holdings Corp.†	68,800	$1,320,960
Universal Health Services, Inc., Class B	5,199	576,777
		2,560,929
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	7,249	599,855
Cardinal Health, Inc.	6,623	443,211
Premier, Inc., Class A†	762	24,818
		1,067,884
Metal Processors & Fabrication — 0.0%
Timken Co.	1,445	70,155
Metal-Aluminum — 0.1%
Alcoa Corp.†	3,868	180,326
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	22,749	319,396
Southern Copper Corp.	184	7,316
		326,712
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	979	84,498
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,146	65,918
Lions Gate Entertainment Corp., Class A†	389	13,012
Lions Gate Entertainment Corp., Class B†	738	23,461
		102,391
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	8,923	430,178
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	787	48,385
Multimedia — 0.5%
Liberty Media Corp. - Liberty Formula One, Series A†	517	18,865
Liberty Media Corp. - Liberty Formula One, Series C†	3,600	137,124
Viacom, Inc., Class A	210	7,707
Viacom, Inc., Class B	39,658	1,104,079
		1,267,775
Networking Products — 0.0%
LogMeIn, Inc.	406	44,680
Non-Ferrous Metals — 0.2%
Cameco Corp.	58,700	567,629
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	4,815	318,079
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	25,477	356,933
Xerox Corp.	22,798	758,945
		1,115,878
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	103	10,129
Security Description	Shares	Value (Note 2)
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,219	$115,632
Nabors Industries, Ltd.	5,805	46,846
Patterson-UTI Energy, Inc.	4,357	91,236
Transocean, Ltd.†	8,207	88,307
		342,021
Oil Companies-Exploration & Production — 5.1%
Antero Resources Corp.†	2,447	48,695
Apache Corp.	35,261	1,614,954
Cabot Oil & Gas Corp.	29,357	785,300
Canadian Natural Resources, Ltd.	5,700	190,893
Centennial Resource Development, Inc., Class A†	2,316	41,619
Chesapeake Energy Corp.†	17,640	75,852
Cimarex Energy Co.	133	15,118
Concho Resources, Inc.†	5,667	746,457
Continental Resources, Inc.†	1,021	39,421
Devon Energy Corp.	10,215	374,993
Diamondback Energy, Inc.†	1,587	155,463
Energen Corp.†	13,021	711,988
EQT Corp.	42,530	2,774,657
Extraction Oil & Gas, Inc.†	2,517	38,737
Gulfport Energy Corp.†	3,001	43,034
Hess Corp.	54,447	2,553,020
Kosmos Energy, Ltd.†	4,818	38,351
Marathon Oil Corp.	17,783	241,138
Noble Energy, Inc.	10,085	286,011
Parsley Energy, Inc., Class A†	1,647	43,382
PDC Energy, Inc.†	8,045	394,446
Pioneer Natural Resources Co.	4,317	636,930
QEP Resources, Inc.†	5,011	42,944
Range Resources Corp.	4,779	93,525
Rice Energy, Inc.†	16,009	463,300
RSP Permian, Inc.†	1,365	47,215
SM Energy Co.	2,316	41,086
Southwestern Energy Co.†	10,564	64,546
Whiting Petroleum Corp.†	7,529	41,108
WPX Energy, Inc.†	8,282	95,243
		12,739,426
Oil Companies-Integrated — 0.6%
Murphy Oil Corp.	53,512	1,421,279
Oil Field Machinery & Equipment — 0.3%
Forum Energy Technologies, Inc.†	21,942	348,878
National Oilwell Varco, Inc.	7,965	284,589
		633,467
Oil Refining & Marketing — 0.7%
Andeavor	3,265	336,785
HollyFrontier Corp.	17,425	626,777
Marathon Petroleum Corp.	10,512	589,513
Murphy USA, Inc.†	721	49,749
PBF Energy, Inc., Class A	2,288	63,172
		1,665,996
Oil-Field Services — 0.8%
Baker Hughes, Inc.	8,908	326,211
Frank's International NV	74,236	573,102

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services (continued)
NOW, Inc.†	8,008	$110,590
Oceaneering International, Inc.	5,554	145,904
Oil States International, Inc.†	12,840	325,494
RPC, Inc.	97	2,405
SEACOR Holdings, Inc.†	7,200	331,992
Superior Energy Services, Inc.†	19,471	207,950
Weatherford International PLC†	18,462	84,556
		2,108,204
Paper & Related Products — 0.0%
Domtar Corp.	1,301	56,450
International Paper Co.	785	44,604
		101,054
Physicians Practice Management — 0.4%
MEDNAX, Inc.†	20,552	886,202
Pipelines — 0.5%
Cheniere Energy, Inc.†	1,449	65,263
Plains GP Holdings LP, Class A	22,874	500,254
Targa Resources Corp.	4,435	209,776
Williams Cos., Inc.	14,800	444,148
		1,219,441
Poultry — 0.0%
Pilgrim's Pride Corp.†	121	3,438
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	409	47,452
Precious Metals — 0.0%
Tahoe Resources, Inc.	6,453	34,007
Private Equity — 0.2%
Apollo Global Management LLC, Class A	15,434	464,563
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	1,584	339,134
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	926	49,541
Scholastic Corp.	4,100	152,520
		202,061
Publishing-Newspapers — 0.6%
News Corp., Class A	107,473	1,425,092
News Corp., Class B	2,540	34,671
		1,459,763
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,860	77,934
Liberty Media Corp. - Liberty SiriusXM, Series C†	3,740	156,594
Sirius XM Holdings, Inc.	1,605	8,859
		243,387
Real Estate Investment Trusts — 8.6%
AGNC Investment Corp.	7,938	172,096
Alexandria Real Estate Equities, Inc.	1,935	230,207
American Campus Communities, Inc.	2,799	123,576
American Homes 4 Rent, Class A	5,012	108,810
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Annaly Capital Management, Inc.	49,964	$609,061
Apartment Investment & Management Co., Class A	3,266	143,247
Apple Hospitality REIT, Inc.	4,391	83,034
AvalonBay Communities, Inc.	2,883	514,385
Boston Properties, Inc.	2,742	336,937
Brandywine Realty Trust	3,612	63,174
Brixmor Property Group, Inc.	6,387	120,076
Camden Property Trust	1,898	173,572
Chimera Investment Corp.	3,918	74,129
Colony NorthStar, Inc., Class A	11,259	141,413
Columbia Property Trust, Inc.	2,560	55,731
CoreCivic, Inc.	2,463	65,934
Corporate Office Properties Trust	2,083	68,385
CubeSmart	1,209	31,386
CyrusOne, Inc.	221	13,023
DCT Industrial Trust, Inc.	1,928	111,670
DDR Corp.	6,469	59,256
Digital Realty Trust, Inc.	1,000	118,330
Douglas Emmett, Inc.	580	22,864
Duke Realty Corp.	7,441	214,450
Empire State Realty Trust, Inc., Class A	2,663	54,698
EPR Properties	8,388	584,979
Equity Commonwealth†	29,720	903,488
Equity Residential	10,700	705,451
Essex Property Trust, Inc.	1,368	347,513
Extra Space Storage, Inc.	387	30,929
Federal Realty Investment Trust	923	114,646
Forest City Realty Trust, Inc., Class A	5,266	134,336
Gaming and Leisure Properties, Inc.	2,795	103,107
GGP, Inc.	12,900	267,933
Gramercy Property Trust	16,484	498,641
HCP, Inc.	9,830	273,569
Healthcare Trust of America, Inc., Class A	4,107	122,389
Highwoods Properties, Inc.	2,102	109,493
Hospitality Properties Trust	3,395	96,724
Host Hotels & Resorts, Inc.	15,283	282,583
Hudson Pacific Properties, Inc.	2,930	98,243
Invitation Homes, Inc.	1,841	41,699
Iron Mountain, Inc.	692	26,919
JBG SMITH Properties†	1,809	61,886
Kilroy Realty Corp.	2,019	143,591
Kimco Realty Corp.	8,642	168,951
Lamar Advertising Co., Class A	184	12,609
Liberty Property Trust	3,077	126,342
Life Storage, Inc.	11,347	928,298
Macerich Co.	2,863	157,379
Medical Properties Trust, Inc.	66,056	867,315
MFA Financial, Inc.	8,252	72,287
Mid-America Apartment Communities, Inc.	7,986	853,544
National Retail Properties, Inc.	3,109	129,521
New Residential Investment Corp.	6,422	107,440
Omega Healthcare Investors, Inc.	4,070	129,874
Outfront Media, Inc.	2,488	62,648

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Paramount Group, Inc.	4,149	$66,384
Park Hotels & Resorts, Inc.	3,005	82,818
Piedmont Office Realty Trust, Inc., Class A	3,030	61,085
Prologis, Inc.	11,041	700,662
Rayonier, Inc.	56,990	1,646,441
Realty Income Corp.	5,719	327,070
Regency Centers Corp.	9,775	606,441
Retail Properties of America, Inc., Class A	4,956	65,072
Senior Housing Properties Trust	4,922	96,225
SL Green Realty Corp.	2,016	204,261
Spirit Realty Capital, Inc.	10,122	86,745
Starwood Property Trust, Inc.	5,334	115,854
STORE Capital Corp.	3,568	88,736
Sun Communities, Inc.	7,002	599,931
Tanger Factory Outlet Centers, Inc.	1,825	44,566
Taubman Centers, Inc.	8,622	428,513
Two Harbors Investment Corp.	7,243	73,009
UDR, Inc.	5,553	211,181
Uniti Group, Inc.†	3,461	50,738
Ventas, Inc.	7,427	483,720
VEREIT, Inc.	20,444	169,481
Vornado Realty Trust	3,600	276,768
Washington Prime Group, Inc.	19,248	160,336
Weingarten Realty Investors	2,511	79,699
Welltower, Inc.	7,677	539,540
Weyerhaeuser Co.	51,258	1,744,310
WP Carey, Inc.	2,207	148,730
		21,432,087
Real Estate Management/Services — 0.9%
CBRE Group, Inc., Class A†	3,450	130,686
Jones Lang LaSalle, Inc.	4,256	525,616
Realogy Holdings Corp.	45,762	1,507,858
		2,164,160
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	713	84,084
St. Joe Co.†	11,900	224,315
		308,399
Recreational Vehicles — 0.0%
Brunswick Corp.	346	19,366
Rental Auto/Equipment — 0.1%
AMERCO	105	39,365
Element Fleet Management Corp.	43,886	325,342
		364,707
Retail-Apparel/Shoe — 1.0%
Burlington Stores, Inc.†	617	58,899
Chico's FAS, Inc.	39,200	350,840
Coach, Inc.	4,900	197,372
Express, Inc.†	16,167	109,289
Foot Locker, Inc.	2,544	89,600
Gap, Inc.	7,275	214,831
L Brands, Inc.	4,224	175,760
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe (continued)
PVH Corp.	7,081	$892,631
Urban Outfitters, Inc.†	16,112	385,077
		2,474,299
Retail-Arts & Crafts — 0.2%
Michaels Cos., Inc.†	17,196	369,198
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	1,091	108,227
AutoZone, Inc.†	523	311,242
Genuine Parts Co.	1,878	179,631
		599,100
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,342	63,691
Penske Automotive Group, Inc.	744	35,392
		99,083
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	2,906	68,204
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	3,774	88,953
MSC Industrial Direct Co., Inc., Class A	544	41,110
		130,063
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,081	42,993
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,530	314,989
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	815	89,202
Retail-Discount — 0.2%
Dollar General Corp.	3,566	289,024
Dollar Tree, Inc.†	3,419	296,838
		585,862
Retail-Drug Store — 0.1%
Rite Aid Corp.†	127,856	250,598
Retail-Gardening Products — 0.2%
Tractor Supply Co.	6,942	439,359
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	1,430	95,167
Tiffany & Co.	8,459	776,367
		871,534
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,457	72,646
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	1,880	36,810
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,422	48,220
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	3,595	164,112
Macy's, Inc.	6,391	139,451
		303,563

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants — 0.0%
Yum China Holdings, Inc.†	1,051	$42,008
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	396	10,696
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	3,851	40,821
Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co.	19,979	664,302
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	987	56,486
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	35,900	527,730
New York Community Bancorp, Inc.	9,952	128,281
People's United Financial, Inc.	7,164	129,955
TFS Financial Corp.	1,099	17,727
		803,693
Schools — 0.3%
Graham Holdings Co., Class B	91	53,244
Strayer Education, Inc.	8,700	759,249
		812,493
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	8,663	746,491
Cypress Semiconductor Corp.	6,304	94,686
Marvell Technology Group, Ltd.	64,632	1,156,913
Maxim Integrated Products, Inc.	13,790	657,921
		2,656,011
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	4,100	213,569
Teradyne, Inc.	278	10,367
		223,936
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	156	35,325
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	463	73,200
Steel-Producers — 0.6%
Nucor Corp.	19,385	1,086,335
Reliance Steel & Aluminum Co.	1,481	112,808
Steel Dynamics, Inc.	4,239	146,118
United States Steel Corp.	3,648	93,608
		1,438,869
Telecom Services — 0.1%
Level 3 Communications, Inc.†	6,185	329,599
Telecommunication Equipment — 0.4%
ARRIS International PLC†	3,772	107,464
CommScope Holding Co., Inc.†	1,977	65,656
Juniper Networks, Inc.	7,825	217,770
NICE, Ltd., ADR	6,073	493,796
		884,686
Telephone-Integrated — 0.2%
CenturyLink, Inc.	11,311	213,778
Telephone & Data Systems, Inc.	10,524	293,514
		507,292
Security Description	Shares	Value (Note 2)
Television — 0.1%
TEGNA, Inc.	4,492	$59,878
Tribune Media Co., Class A	1,517	61,985
		121,863
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,214	300,477
Theaters — 0.0%
Cinemark Holdings, Inc.	2,223	80,495
Regal Entertainment Group, Class A	1,735	27,760
		108,255
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	65	4,339
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,046	155,865
Stanley Black & Decker, Inc.	9,628	1,453,539
		1,609,404
Toys — 0.4%
Hasbro, Inc.	577	56,356
Mattel, Inc.	54,613	845,409
		901,765
Transport-Marine — 0.0%
Kirby Corp.†	1,115	73,534
Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	1,274	94,289
Kansas City Southern	12,088	1,313,724
		1,408,013
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	26,700	2,031,870
Expeditors International of Washington, Inc.	12,014	719,158
Ryder System, Inc.	1,112	94,020
		2,845,048
Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	483	53,183
Schneider National, Inc., Class B	14,438	365,281
XPO Logistics, Inc.†	610	41,346
		459,810
Water — 0.2%
American Water Works Co., Inc.	3,736	302,280
Aqua America, Inc.	3,721	123,500
		425,780
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	9,362	794,553
X-Ray Equipment — 0.4%
Hologic, Inc.†	27,820	1,020,716
Total Common Stocks (cost $211,792,442)		240,008,330
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Value Index Fund (cost $2,346,959)	28,412	2,413,031
Total Long-Term Investment Securities (cost $214,139,401)		242,421,361

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(2)	2,043,059	$2,043,059
T. Rowe Price Government Reserve Fund 1.07%(2)	5,486,753	5,486,753
		7,529,812
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.61% due 10/02/17	$602,000	602,000
0.71% due 10/02/17	151,000	151,000
		753,000
Total Short-Term Investment Securities (cost $8,282,799)		8,282,812
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $478,005 and collateralized by $490,000 of United States Treasury Notes, bearing interest at 0.38%, due 07/15/2027 and having an approximate value of $488,163	478,000	478,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $218,002 and collateralized by $230,000 of United States Treasury Notes, bearing interest at 2.00%, due 11/15/2026 and having an approximate value of $226,123	$218,000	$218,000
Total Repurchase Agreements (cost $696,000) . .		696,000
TOTAL INVESTMENTS (cost $223,118,200)(3)	100.3%	251,400,173
Liabilities in excess of other assets	(0.3)	(650,766)
NET ASSETS	100.0%	$250,749,407

#  See Note 1

†  Non-income producing security

(1)  Security classified as Level 3 (see Note 2).

(2)  The rate shown is the 7-day yield as of September 30, 2017.

(3)  See Note 4 for cost of investments on a tax basis.

(4)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $8,454 representing 0.0% of net assets.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	December 2017	$700,167	$718,280	$18,113

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$1,367,370	$—	$8,454	$1,375,824
Other Industries	238,632,506	—	—	238,632,506
Exchange-Traded Funds	2,413,031	—	—	2,413,031
Short-Term Investment Securities	7,529,812	753,000	—	8,282,812
Repurchase Agreements	—	696,000	—	696,000
Total Investments at Value	$249,942,719	$1,449,000	$8,454	$251,400,173

Seasons Series Trust Mid Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$18,113	$—	$—	$18,113

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Banks-Commercial	8.8%
Real Estate Investment Trusts	4.2
Human Resources	3.9
Insurance-Property/Casualty	2.9
Aerospace/Defense-Equipment	2.4
Electronic Components-Misc.	2.1
Recreational Vehicles	2.0
Medical-Biomedical/Gene	1.8
Retail-Automobile	1.6
Chemicals-Specialty	1.6
Veterinary Diagnostics	1.5
Diversified Manufacturing Operations	1.5
Registered Investment Companies	1.4
Real Estate Management/Services	1.4
Building-Residential/Commercial	1.4
Commercial Services-Finance	1.4
Engineering/R&D Services	1.3
Finance-Auto Loans	1.3
Savings & Loans/Thrifts	1.3
Building & Construction Products-Misc.	1.1
Medical-Drugs	1.1
Enterprise Software/Service	1.1
Auto/Truck Parts & Equipment-Replacement	1.1
Finance-Other Services	1.0
Exchange-Traded Funds	1.0
Medical Products	1.0
Electronic Components-Semiconductors	1.0
Finance-Investment Banker/Broker	1.0
Miscellaneous Manufacturing	1.0
Applications Software	0.9
Retail-Restaurants	0.9
Computer Services	0.9
Medical-HMO	0.9
Retail-Apparel/Shoe	0.8
Paper & Related Products	0.8
Electric-Integrated	0.8
Finance-Consumer Loans	0.8
Professional Sports	0.8
Semiconductor Equipment	0.8
Building Products-Wood	0.7
Food-Misc./Diversified	0.7
Oil-Field Services	0.7
Batteries/Battery Systems	0.6
Oil Companies-Exploration & Production	0.6
Machinery-General Industrial	0.6
Energy-Alternate Sources	0.6
B2B/E-Commerce	0.6
Consumer Products-Misc.	0.6
Diversified Operations/Commercial Services	0.6
Bicycle Manufacturing	0.6
Commercial Services	0.6
Gas-Distribution	0.6
Transport-Truck	0.6
Time Deposits	0.6
Home Furnishings	0.5
Medical Instruments	0.5
Investment Management/Advisor Services	0.5
Machinery-Farming	0.5
Power Converter/Supply Equipment	0.5
Distribution/Wholesale	0.5
Auto/Truck Parts & Equipment-Original	0.5%
Footwear & Related Apparel	0.4
Building-Heavy Construction	0.4
Insurance-Life/Health	0.4
Medical-Outpatient/Home Medical	0.4
Drug Delivery Systems	0.4
Therapeutics	0.4
Telecom Services	0.4
Computer Aided Design	0.4
Data Processing/Management	0.4
Rubber/Plastic Products	0.4
Consulting Services	0.3
Printing-Commercial	0.3
Water	0.3
Containers-Paper/Plastic	0.3
Racetracks	0.3
Office Supplies & Forms	0.3
Wireless Equipment	0.3
Repurchase Agreements	0.3
Gambling (Non-Hotel)	0.3
Building & Construction-Misc.	0.3
Transport-Rail	0.3
Auto-Truck Trailers	0.3
Electronic Measurement Instruments	0.3
Computers-Integrated Systems	0.3
Retail-Discount	0.3
Retail-Misc./Diversified	0.3
Building Products-Cement	0.3
Airlines	0.3
Chemicals-Diversified	0.2
Disposable Medical Products	0.2
E-Commerce/Services	0.2
Medical-Hospitals	0.2
Transactional Software	0.2
Satellite Telecom	0.2
Semiconductor Components-Integrated Circuits	0.2
Computers-Periphery Equipment	0.2
Retail-Home Furnishings	0.2
Telecom Equipment-Fiber Optics	0.2
Web Hosting/Design	0.2
Real Estate Operations & Development	0.2
Banks-Mortgage	0.2
Oil Refining & Marketing	0.2
Electronic Parts Distribution	0.2
Engines-Internal Combustion	0.2
Medical-Wholesale Drug Distribution	0.2
Patient Monitoring Equipment	0.2
Insurance-Multi-line	0.2
Television	0.2
Tobacco	0.2
Financial Guarantee Insurance	0.2
Oil & Gas Drilling	0.2
Medical-Nursing Homes	0.2
Medical-Generic Drugs	0.2
Telephone-Integrated	0.2
Metal Products-Distribution	0.2
Poultry	0.2
Lasers-System/Components	0.2
Circuit Boards	0.2
Networking Products	0.2

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Industry Allocation*
E-Services/Consulting	0.2%
Independent Power Producers	0.2
Hotels/Motels	0.2
Multimedia	0.2
Metal Processors & Fabrication	0.1
Broadcast Services/Program	0.1
Computers-Other	0.1
Retail-Jewelry	0.1
Transport-Services	0.1
Health Care Cost Containment	0.1
Schools	0.1
Retail-Hair Salons	0.1
Resorts/Theme Parks	0.1
Steel-Producers	0.1
Aerospace/Defense	0.1
Internet Security	0.1
Protection/Safety	0.1
Building Products-Doors & Windows	0.1
Publishing-Newspapers	0.1
Environmental Consulting & Engineering	0.1
Publishing-Periodicals	0.1
Casino Hotels	0.1
Retail-Pawn Shops	0.1
Metal-Aluminum	0.1
Building-Mobile Home/Manufactured Housing	0.1
Diversified Minerals	0.1
Instruments-Controls	0.1
Diagnostic Equipment	0.1
Casino Services	0.1
Housewares	0.1
Wire & Cable Products	0.1
Linen Supply & Related Items	0.1
Building-Maintenance & Services	0.1
Electric-Generation	0.1
Chemicals-Fibers	0.1
Medical Information Systems	0.1
Oil Field Machinery & Equipment	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Food-Wholesale/Distribution	0.1
Appliances	0.1
Food-Canned	0.1
Firearms & Ammunition	0.1
Transport-Marine	0.1
Office Furnishings-Original	0.1
Internet Connectivity Services	0.1
Publishing-Books	0.1
Funeral Services & Related Items	0.1
Food-Retail	0.1
Auto-Heavy Duty Trucks	0.1
Diagnostic Kits	0.1
Rental Auto/Equipment	0.1
E-Commerce/Products	0.1
Auto Repair Centers	0.1
Athletic Equipment	0.1
Identification Systems	0.1
Retail-Building Products	0.1
Machinery-Electrical	0.1
Motion Pictures & Services	0.1
Transport-Air Freight	0.1
Computer Data Security	0.1
Telecommunication Equipment	0.1%
Machinery-Pumps	0.1
Respiratory Products	0.1
Research & Development	0.1
Textile-Apparel	0.1
Medical Imaging Systems	0.1
Travel Services	0.1
Storage/Warehousing	0.1
Computer Software	0.1
Pollution Control	0.1
Computers	0.1
Internet Content-Information/News	0.1
Chemicals-Other	0.1
Building Products-Air & Heating	0.1
Banks-Fiduciary	0.1
Food-Dairy Products	0.1
Transport-Equipment & Leasing	0.1
Golf	0.1
Audio/Video Products	0.1
Internet Application Software	0.1
Banks-Super Regional	0.1
X-Ray Equipment	0.1
Internet Telephone	0.1
E-Marketing/Info	0.1
Insurance-Reinsurance	0.1
Retail-Major Department Stores	0.1
Hazardous Waste Disposal	0.1
100.1%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.8%
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,576	$139,413
Cubic Corp.	3,030	154,530
National Presto Industries, Inc.	609	64,828
		358,771
Aerospace/Defense-Equipment — 2.4%
AAR Corp.	8,809	332,804
Aerojet Rocketdyne Holdings, Inc.†	9,118	319,221
Curtiss-Wright Corp.	4,000	418,160
HEICO Corp.	36,507	3,278,694
Kaman Corp.	3,387	188,927
KLX, Inc.†	26,496	1,402,433
Moog, Inc., Class A†	7,622	635,903
Triumph Group, Inc.	6,025	179,244
		6,755,386
Agricultural Operations — 0.0%
Andersons, Inc.	3,202	109,669
Airlines — 0.3%
Allegiant Travel Co.	1,522	200,447
Hawaiian Holdings, Inc.†	6,503	244,188
SkyWest, Inc.	6,294	276,307
		720,942
Apparel Manufacturers — 0.0%
Oxford Industries, Inc.	2,041	129,685
Appliances — 0.1%
iRobot Corp.†	3,360	258,922
Applications Software — 0.9%
Ebix, Inc.	2,673	174,413
HubSpot, Inc.†	2,700	226,935
Progress Software Corp.	32,163	1,227,662
RealPage, Inc.†	25,750	1,027,425
		2,656,435
Athletic Equipment — 0.1%
Nautilus, Inc.†	3,738	63,172
Vista Outdoor, Inc.†	6,927	158,906
		222,078
Audio/Video Products — 0.1%
Daktronics, Inc.	4,732	50,017
Universal Electronics, Inc.†	1,757	111,394
		161,411
Auto Repair Centers — 0.1%
Monro, Inc.	3,973	222,687
Auto-Heavy Duty Trucks — 0.1%
REV Group, Inc.	8,327	239,485
Auto-Truck Trailers — 0.3%
Wabash National Corp.	33,265	759,107
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	10,134	178,155
Cooper-Standard Holding, Inc.†	1,938	224,750
Gentherm, Inc.†	4,473	166,172
Superior Industries International, Inc.	2,812	46,820
Tenneco, Inc.	9,925	602,150
Titan International, Inc.	6,016	61,062
		1,279,109
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Replacement — 1.1%
Dorman Products, Inc.†	32,185	$2,305,090
Douglas Dynamics, Inc.	15,600	614,640
Motorcar Parts of America, Inc.†	2,263	66,668
Standard Motor Products, Inc.	2,489	120,094
		3,106,492
B2B/E-Commerce — 0.6%
ePlus, Inc.†	19,038	1,760,063
Banks-Commercial — 8.8%
1st Source Corp.	3,140	159,512
Ameris Bancorp	4,508	216,384
BancFirst Corp.	9,800	556,150
BancorpSouth, Inc.	13,000	416,650
Bank of the Ozarks	74,480	3,578,764
Banner Corp.	4,030	246,958
Cadence BanCorp†	800	18,336
Capital Bank Financial Corp., Class A	10,200	418,710
Cathay General Bancorp, Class B	5,100	205,020
Central Pacific Financial Corp.	20,396	656,343
Central Valley Community Bancorp	1,200	26,760
Citizens & Northern Corp.	1,300	31,928
City Holding Co.	5,096	366,453
Columbia Banking System, Inc.	7,088	298,476
Community Bank System, Inc.	6,137	339,069
Customers Bancorp, Inc.†	3,497	114,072
CVB Financial Corp.	33,438	808,197
Eagle Bancorp, Inc.†	35,765	2,398,043
East West Bancorp, Inc.	155	9,266
FCB Financial Holdings, Inc., Class A†	15,600	753,480
Fidelity Southern Corp.	2,659	62,859
First BanCorp†	22,026	112,773
First Commonwealth Financial Corp.	33,136	468,212
First Community Bancshares, Inc.	1,400	40,754
First Financial Bancorp	10,946	286,238
First Financial Bankshares, Inc.	8,034	363,137
First Hawaiian, Inc.	4,700	142,363
First Interstate BancSystem, Inc., Class A	3,400	130,050
First Midwest Bancorp, Inc.	12,474	292,141
Fulton Financial Corp.	5,500	103,125
Glacier Bancorp, Inc.	9,471	357,625
Great Western Bancorp, Inc.	8,826	364,337
Guaranty Bancorp	2,100	58,380
Hanmi Financial Corp.	3,935	121,788
Home BancShares, Inc.	79,516	2,005,394
HomeStreet, Inc.†	3,264	88,128
Hope Bancorp, Inc.	25,971	459,946
Independent Bank Corp.	6,100	138,165
Independent Bank Corp./Rockland Trust Co.	4,031	300,914
Kearny Financial Corp.	16,200	248,670
LegacyTexas Financial Group, Inc.	65,724	2,623,702
MainSource Financial Group, Inc.	1,500	53,790
NBT Bancorp, Inc.	5,283	193,992
OFG Bancorp	17,136	156,794
Old National Bancorp	16,454	301,108

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Opus Bank†	2,179	$52,296
PacWest Bancorp	3,500	176,785
S&T Bancorp, Inc.	4,247	168,096
ServisFirst Bancshares, Inc.	5,463	212,238
Sierra Bancorp	1,500	40,725
Simmons First National Corp., Class A	6,011	348,037
Southside Bancshares, Inc.	4,377	159,148
Southwest Bancorp, Inc.	2,400	66,120
TCF Financial Corp.	13,100	223,224
Tompkins Financial Corp.	1,500	129,210
TrustCo Bank Corp.	11,669	103,854
Trustmark Corp.	4,500	149,040
UMB Financial Corp.	3,100	230,919
Union Bankshares Corp.	15,763	556,434
United Community Banks, Inc.	8,864	252,979
Webster Financial Corp.	3,000	157,650
West Bancorporation, Inc.	2,050	50,020
Westamerica Bancorporation	16,094	958,237
		25,127,968
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	10,209	168,959
Banks-Mortgage — 0.2%
Walker & Dunlop, Inc.†	11,252	588,817
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,444	158,606
Batteries/Battery Systems — 0.6%
EnerSys	26,646	1,843,104
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	564	121,683
Bicycle Manufacturing — 0.6%
Fox Factory Holding Corp.†	38,467	1,657,928
Broadcast Services/Program — 0.1%
TiVo Corp.	14,804	293,859
World Wrestling Entertainment, Inc., Class A	4,754	111,957
		405,816
Building & Construction Products-Misc. — 1.1%
Gibraltar Industries, Inc.†	11,337	353,148
Patrick Industries, Inc.†	24,300	2,043,630
Ply Gem Holdings, Inc.†	6,900	117,645
Quanex Building Products Corp.	4,182	95,977
Simpson Manufacturing Co., Inc.	5,108	250,496
Trex Co., Inc.†	3,570	321,550
		3,182,446
Building & Construction-Misc. — 0.3%
Aegion Corp.†	4,008	93,306
Comfort Systems USA, Inc.	4,527	161,614
MYR Group, Inc.†	9,402	273,974
TopBuild Corp.†	4,315	281,209
		810,103
Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.1%
AAON, Inc.	4,918	$169,548
Building Products-Cement — 0.3%
Continental Building Products, Inc.†	22,600	587,600
US Concrete, Inc.†	1,827	139,400
		727,000
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,503	169,055
Griffon Corp.	3,672	81,518
PGT Innovations , Inc.†	6,023	90,044
		340,617
Building Products-Wood — 0.7%
Boise Cascade Co.†	4,679	163,297
Universal Forest Products, Inc.	17,507	1,718,487
		1,881,784
Building-Heavy Construction — 0.4%
Dycom Industries, Inc.†	11,515	988,908
MasTec, Inc.†	3,200	148,480
Orion Group Holdings, Inc.†	3,424	22,462
		1,159,850
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,738	281,042
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,029	151,829
Winnebago Industries, Inc.	3,490	156,177
		308,006
Building-Residential/Commercial — 1.4%
AV Homes, Inc.†	2,900	49,735
Beazer Homes USA, Inc.†	21,100	395,414
Installed Building Products, Inc.†	28,463	1,844,403
LGI Homes, Inc.†	2,100	101,997
M/I Homes, Inc.†	3,048	81,473
MDC Holdings, Inc.	5,039	167,345
Meritage Homes Corp.†	4,602	204,329
Taylor Morrison Home Corp., Class A†	48,900	1,078,245
William Lyon Homes, Class A†	2,869	65,958
		3,988,899
Capacitors — 0.0%
KEMET Corp.†	5,943	125,576
Casino Hotels — 0.1%
Boyd Gaming Corp.	9,997	260,422
Monarch Casino & Resort, Inc.†	1,365	53,958
		314,380
Casino Services — 0.1%
Scientific Games Corp., Class A†	6,406	293,715
Cellular Telecom — 0.0%
ATN International, Inc.	1,338	70,513
Chemicals-Diversified — 0.2%
Aceto Corp.	3,656	41,057
AdvanSix, Inc.†	3,695	146,876
Innophos Holdings, Inc.	2,371	116,630
Innospec, Inc.	2,931	180,696

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Koppers Holdings, Inc.†	2,519	$116,252
Olin Corp.	2,300	78,775
		680,286
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	19,854	272,000
Chemicals-Other — 0.1%
American Vanguard Corp.	7,482	171,338
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	3,573	122,018
Chemicals-Specialty — 1.6%
Balchem Corp.	28,492	2,316,115
Calgon Carbon Corp.	6,167	131,974
H.B. Fuller Co.	6,136	356,256
Hawkins, Inc.	1,152	47,001
Ingevity Corp.†	5,112	319,347
Kraton Corp.†	3,783	152,984
Minerals Technologies, Inc.	6,600	466,290
OMNOVA Solutions, Inc.†	15,200	166,440
Quaker Chemical Corp.	1,616	239,087
Stepan Co.	2,401	200,868
Venator Materials PLC†	3,300	74,580
		4,470,942
Circuit Boards — 0.2%
Park Electrochemical Corp.	2,309	42,716
TTM Technologies, Inc.†	28,326	435,371
		478,087
Coal — 0.0%
Cloud Peak Energy, Inc.†	9,113	33,354
SunCoke Energy, Inc.†	10,608	96,957
		130,311
Commercial Services — 0.6%
Acacia Research Corp.†	9,700	44,135
Care.com, Inc.†	4,300	68,327
Healthcare Services Group, Inc.	8,886	479,578
HMS Holdings Corp.†	23,405	464,823
Medifast, Inc.	2,075	123,193
Nutrisystem, Inc.	3,647	203,867
RPX Corp.†	13,100	173,968
Team, Inc.†	3,623	48,367
		1,606,258
Commercial Services-Finance — 1.4%
Cardtronics PLC, Class A†	5,543	127,544
Euronet Worldwide, Inc.†	1,500	142,185
EVERTEC, Inc.	2,000	31,700
Green Dot Corp., Class A†	5,514	273,384
LendingTree, Inc.†	918	224,405
MarketAxess Holdings, Inc.	2,800	516,628
Travelport Worldwide, Ltd.	43,600	684,520
WEX, Inc.†	16,958	1,903,027
		3,903,393
Communications Software — 0.0%
Digi International, Inc.†	3,222	34,153
Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	17,900	$1,124,299
Computer Data Security — 0.1%
Qualys, Inc.†	3,827	198,239
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	5,065	97,501
Computer Services — 0.9%
Barracuda Networks, Inc.†	4,888	118,436
CACI International, Inc., Class A†	2,970	413,870
Convergys Corp.	10,100	261,489
Engility Holdings, Inc.†	2,143	74,319
ExlService Holdings, Inc.†	4,089	238,470
Insight Enterprises, Inc.†	4,345	199,522
Science Applications International Corp.	7,350	491,348
Sykes Enterprises, Inc.†	4,857	141,630
TeleTech Holdings, Inc.	1,725	72,019
Unisys Corp.†	41,000	348,500
Virtusa Corp.†	3,305	124,863
		2,484,466
Computer Software — 0.1%
Tintri, Inc.†	15,700	49,298
Workiva, Inc.†	6,400	133,440
		182,738
Computers — 0.1%
Nutanix, Inc., Class A†	7,700	172,403
Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	1,875	22,406
Cray, Inc.†	4,902	95,344
Mercury Systems, Inc.†	5,841	303,031
MTS Systems Corp.	2,059	110,054
NetScout Systems, Inc.†	3,900	126,165
Super Micro Computer, Inc.†	4,612	101,925
		758,925
Computers-Other — 0.1%
Lumentum Holdings, Inc.†	7,464	405,668
Computers-Periphery Equipment — 0.2%
Electronics For Imaging, Inc.†	15,242	650,529
Consulting Services — 0.3%
Forrester Research, Inc.	1,184	49,550
Franklin Covey Co.†	3,116	63,255
FTI Consulting, Inc.†	4,801	170,340
Huron Consulting Group, Inc.†	17,900	613,970
Navigant Consulting, Inc.†	5,674	96,004
		993,119
Consumer Products-Misc. — 0.6%
Central Garden & Pet Co.†	1,255	48,744
Central Garden & Pet Co., Class A†	4,241	157,723
Helen of Troy, Ltd.†	14,028	1,359,313
WD-40 Co.	1,702	190,454
		1,756,234

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	39,900	$556,605
KapStone Paper and Packaging Corp.	10,592	227,622
Multi-Color Corp.	1,676	137,348
		921,575
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,082	85,883
Data Processing/Management — 0.4%
CSG Systems International, Inc.	10,178	408,138
Fair Isaac Corp.	4,700	660,350
		1,068,488
Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	3,733	123,189
Repligen Corp.†	4,536	173,820
		297,009
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,124	73,273
OraSure Technologies, Inc.†	7,219	162,428
		235,701
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	1,819	338,061
Merit Medical Systems, Inc.†	6,087	257,785
Utah Medical Products, Inc.	1,100	80,905
		676,751
Distribution/Wholesale — 0.5%
Anixter International, Inc.†	3,511	298,435
Core-Mark Holding Co., Inc.	5,624	180,755
Essendant, Inc.	8,157	107,428
Fossil Group, Inc.†	5,243	48,917
G-III Apparel Group, Ltd.†	5,022	145,739
ScanSource, Inc.†	3,988	174,076
Titan Machinery, Inc.†	19,000	295,070
Veritiv Corp.†	1,352	43,940
		1,294,360
Diversified Manufacturing Operations — 1.5%
Actuant Corp., Class A	19,848	508,109
AZZ, Inc.	3,156	153,697
Barnes Group, Inc.	6,014	423,626
Colfax Corp.†	20,794	865,862
EnPro Industries, Inc.	2,589	208,492
Fabrinet†	4,537	168,141
Federal Signal Corp.	7,279	154,897
GP Strategies Corp.†	30,541	942,190
Harsco Corp.†	13,464	281,398
LSB Industries, Inc.†	2,449	19,445
Lydall, Inc.†	2,093	119,929
Raven Industries, Inc.	4,384	142,042
Standex International Corp.	1,551	164,716
Tredegar Corp.	3,088	55,584
		4,208,128
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	9,861	306,381
Security Description	Shares	Value (Note 2)
Diversified Operations/Commercial Services — 0.6%
Colliers International Group, Inc.	30,799	$1,530,710
Viad Corp.	2,478	150,910
		1,681,620
Drug Delivery Systems — 0.4%
Depomed, Inc.†	7,645	44,265
Nektar Therapeutics†	34,781	834,744
Revance Therapeutics, Inc.†	9,400	258,970
		1,137,979
E-Commerce/Products — 0.1%
FTD Cos., Inc.†	2,032	26,497
Shutterfly, Inc.†	4,051	196,393
		222,890
E-Commerce/Services — 0.2%
Bankrate, Inc.†	11,600	161,820
Stamps.com, Inc.†	2,534	513,515
		675,335
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	3,098	18,278
New Media Investment Group, Inc.	6,464	95,603
QuinStreet, Inc.†	4,301	31,612
		145,493
E-Services/Consulting — 0.2%
Perficient, Inc.†	24,264	477,273
Electric Products-Misc. — 0.0%
Graham Corp.	2,200	45,826
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	8,800	132,000
Electric-Generation — 0.1%
Atlantic Power Corp.†	113,500	278,075
Electric-Integrated — 0.8%
ALLETE, Inc.	6,175	477,266
Avista Corp.	9,321	482,548
El Paso Electric Co.	11,029	609,352
NorthWestern Corp.	1,700	96,798
PNM Resources, Inc.	4,500	181,350
Portland General Electric Co.	10,800	492,912
		2,340,226
Electronic Components-Misc. — 2.1%
Bel Fuse, Inc., Class B	2,598	81,058
Benchmark Electronics, Inc.†	30,862	1,053,937
CTS Corp.	3,989	96,135
Knowles Corp.†	22,500	343,575
Methode Electronics, Inc.	4,470	189,305
OSI Systems, Inc.†	26,236	2,397,183
Plexus Corp.†	4,080	228,806
Rogers Corp.†	2,207	294,149
Sanmina Corp.†	9,152	339,997
Stoneridge, Inc.†	19,700	390,257
Vishay Intertechnology, Inc.	36,800	691,840
		6,106,242

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 1.0%
Alpha & Omega Semiconductor, Ltd.†	13,600	$224,264
Amkor Technology, Inc.†	43,400	457,870
CEVA, Inc.†	2,667	114,147
Diodes, Inc.†	4,648	139,115
DSP Group, Inc.†	2,702	35,126
Kopin Corp.†	7,392	30,825
Rambus, Inc.†	13,268	177,128
Semtech Corp.†	8,038	301,827
Silicon Laboratories, Inc.†	1,100	87,890
Synaptics, Inc.†	11,600	454,488
Xperi Corp.	33,712	852,913
		2,875,593
Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	3,535	173,215
ESCO Technologies, Inc.	3,136	188,003
FARO Technologies, Inc.†	2,029	77,609
Itron, Inc.†	4,135	320,256
		759,083
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	6,550	581,967
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	11,481	180,711
Green Plains, Inc.	4,735	95,410
Pattern Energy Group, Inc.	8,400	202,440
Renewable Energy Group, Inc.†	20,400	247,860
REX American Resources Corp.†	10,201	957,160
SolarEdge Technologies, Inc.†	4,292	122,537
		1,806,118
Engineering/R&D Services — 1.3%
EMCOR Group, Inc.	13,100	908,878
Exponent, Inc.	35,006	2,586,943
VSE Corp.	5,700	324,102
		3,819,923
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	24,491	575,538
Enterprise Software/Service — 1.1%
Donnelley Financial Solutions, Inc.†	4,092	88,223
LivePerson, Inc.†	6,579	89,145
Manhattan Associates, Inc.†	2,600	108,082
ManTech International Corp., Class A	3,120	137,748
MicroStrategy, Inc., Class A†	1,143	145,973
Omnicell, Inc.†	4,548	232,175
SPS Commerce, Inc.†	2,091	118,581
Tyler Technologies, Inc.†	12,849	2,239,838
		3,159,765
Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	450	46,004
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	6,866	319,612
Security Description	Shares	Value (Note 2)
Finance-Auto Loans — 1.3%
Credit Acceptance Corp.†	13,237	$3,708,610
Finance-Consumer Loans — 0.8%
Encore Capital Group, Inc.†	2,875	127,362
Enova International, Inc.†	4,090	55,011
Nelnet, Inc., Class A	4,300	217,150
PRA Group, Inc.†	63,026	1,805,695
Regional Management Corp.†	1,000	24,210
World Acceptance Corp.†	715	59,266
		2,288,694
Finance-Investment Banker/Broker — 1.0%
Diamond Hill Investment Group, Inc.	6,515	1,383,460
Evercore, Inc., Class A	4,766	382,472
Greenhill & Co., Inc.	3,347	55,560
Houlihan Lokey, Inc.	7,200	281,736
Interactive Brokers Group, Inc., Class A	8,677	390,812
INTL. FCStone, Inc.†	1,887	72,310
Investment Technology Group, Inc.	4,022	89,047
Piper Jaffray Cos.	1,725	102,379
		2,757,776
Finance-Other Services — 1.0%
WageWorks, Inc.†	48,593	2,949,595
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	30,800	267,960
MGIC Investment Corp.†	13,300	166,649
NMI Holdings, Inc., Class A†	6,200	76,880
		511,489
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	6,415	145,428
Sturm Ruger & Co., Inc.	2,146	110,948
		256,376
Food-Canned — 0.1%
Bob Evans Farms, Inc.	2,419	187,497
Seneca Foods Corp., Class A†	2,031	70,069
		257,566
Food-Dairy Products — 0.1%
Dean Foods Co.	15,500	168,640
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	1,500	132,405
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	8,074	257,157
Cal-Maine Foods, Inc.†	3,614	148,535
Darling Ingredients, Inc.†	66,499	1,165,063
J&J Snack Foods Corp.	1,820	238,966
John B. Sanfilippo & Son, Inc.	1,056	71,079
		1,880,800
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	5,400	138,780
SUPERVALU, Inc.†	4,657	101,290
		240,070

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,916	$140,251
SpartanNash Co.	4,525	119,324
		259,575
Footwear & Related Apparel — 0.4%
Crocs, Inc.†	8,713	84,516
Iconix Brand Group, Inc.†	19,832	112,844
Steven Madden, Ltd.†	6,465	279,935
Wolverine World Wide, Inc.	23,733	684,697
		1,161,992
Forestry — 0.0%
Deltic Timber Corp.	1,317	116,462
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,908	243,273
Gambling (Non-Hotel) — 0.3%
Pinnacle Entertainment, Inc.†	41,500	884,365
Gas-Distribution — 0.6%
Northwest Natural Gas Co.	4,980	320,712
South Jersey Industries, Inc.	9,650	333,214
Southwest Gas Holdings, Inc.	3,100	240,622
Spire, Inc.	9,460	706,189
		1,600,737
Golf — 0.1%
Callaway Golf Co.	11,458	165,339
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,650	142,570
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,161	63,159
HealthEquity, Inc.†	6,190	313,090
		376,249
Home Furnishings — 0.5%
American Woodmark Corp.†	1,736	167,090
Ethan Allen Interiors, Inc.	3,066	99,338
Hooker Furniture Corp.	14,806	706,987
Select Comfort Corp.†	17,786	552,255
		1,525,670
Hotels/Motels — 0.2%
Belmond, Ltd., Class A†	10,188	139,066
La Quinta Holdings, Inc.†	14,500	253,750
Marcus Corp.	2,334	64,652
		457,468
Housewares — 0.1%
NACCO Industries, Inc., Class A	3,400	291,720
Human Resources — 3.9%
AMN Healthcare Services, Inc.†	71,842	3,283,179
Barrett Business Services, Inc.	10,796	610,298
Cross Country Healthcare, Inc.†	45,231	643,637
Heidrick & Struggles International, Inc.	2,281	48,243
Insperity, Inc.	27,411	2,412,168
Kelly Services, Inc., Class A	3,684	92,432
Security Description	Shares	Value (Note 2)
Human Resources (continued)
Korn/Ferry International	7,020	$276,799
On Assignment, Inc.†	53,291	2,860,661
Resources Connection, Inc.	3,409	47,385
TriNet Group, Inc.†	1,700	57,154
TrueBlue, Inc.†	5,100	114,495
Willdan Group, Inc.†	15,525	503,941
		10,950,392
Identification Systems — 0.1%
Brady Corp., Class A	5,799	220,072
Independent Power Producers — 0.2%
Dynegy, Inc.†	47,800	467,962
Instruments-Controls — 0.1%
Control4 Corp.†	2,354	69,349
Watts Water Technologies, Inc., Class A	3,377	233,688
		303,037
Insurance Brokers — 0.0%
eHealth, Inc.†	1,980	47,302
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	10,796	313,948
CNO Financial Group, Inc.	18,000	420,120
Primerica, Inc.	5,200	424,060
		1,158,128
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	4,938	194,310
Kemper Corp.	4,200	222,600
United Fire Group, Inc.	2,583	118,353
		535,263
Insurance-Property/Casualty — 2.9%
Ambac Financial Group, Inc.†	900	15,534
AMERISAFE, Inc.	26,210	1,525,422
Employers Holdings, Inc.	3,936	178,891
First American Financial Corp.	3,300	164,901
Global Indemnity, Ltd.†	1,200	50,880
HCI Group, Inc.	982	37,562
Infinity Property & Casualty Corp.	1,340	126,228
Kinsale Capital Group, Inc.	1,300	56,121
National General Holdings Corp.	78,791	1,505,696
Navigators Group, Inc.	7,722	450,579
ProAssurance Corp.	10,483	572,896
RLI Corp.	44,970	2,579,479
Safety Insurance Group, Inc.	1,848	141,002
Selective Insurance Group, Inc.	7,086	381,581
Stewart Information Services Corp.	2,883	108,862
Third Point Reinsurance, Ltd.†	14,193	221,411
United Insurance Holdings Corp.	2,491	40,603
Universal Insurance Holdings, Inc.	7,535	173,305
		8,330,953
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	1,500	60,600
Blue Capital Reinsurance Holdings, Ltd.	900	14,805
Maiden Holdings, Ltd.	8,624	68,561
		143,966

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Application Software — 0.1%
Okta, Inc.†	5,700	$160,797
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	5,020	245,478
Internet Content-Entertainment — 0.0%
Shutterstock, Inc.†	2,228	74,170
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	16,053	41,738
HealthStream, Inc.†	3,097	72,377
XO Group, Inc.†	2,932	57,672
		171,787
Internet Security — 0.1%
Proofpoint, Inc.†	1,400	122,108
VASCO Data Security International, Inc.†	9,058	109,149
Zix Corp.†	23,700	115,893
		347,150
Internet Telephone — 0.1%
8x8, Inc.†	11,150	150,525
Investment Management/Advisor Services — 0.5%
Artisan Partners Asset Management, Inc., Class A	15,079	491,575
Federated Investors, Inc., Class B	1,900	56,430
Financial Engines, Inc.	7,668	266,463
Virtus Investment Partners, Inc.	1,976	229,315
Waddell & Reed Financial, Inc., Class A	10,149	203,691
WisdomTree Investments, Inc.	13,966	142,174
		1,389,648
Lasers-System/Components — 0.2%
Applied Optoelectronics, Inc.†	2,344	151,587
Electro Scientific Industries, Inc.†	4,023	56,000
II-VI, Inc.†	6,761	278,215
		485,802
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,872	283,608
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,325	130,223
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,685	210,122
Machinery-Farming — 0.5%
Alamo Group, Inc.	11,328	1,216,287
Lindsay Corp.	1,291	118,643
		1,334,930
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,509	201,416
Applied Industrial Technologies, Inc.	9,141	601,478
Chart Industries, Inc.†	3,734	146,485
DXP Enterprises, Inc.†	9,823	309,326
Kadant, Inc.	4,200	413,910
Tennant Co.	2,164	143,257
		1,815,872
Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,136	$198,044
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	1,810	28,308
Medical Imaging Systems — 0.1%
Analogic Corp.	1,514	126,798
Lantheus Holdings, Inc.†	3,574	63,617
		190,415
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	10,000	142,300
Computer Programs & Systems, Inc.	1,353	39,981
Quality Systems, Inc.†	5,694	89,567
		271,848
Medical Instruments — 0.5%
Abaxis, Inc.	2,755	123,011
AngioDynamics, Inc.†	4,442	75,914
CONMED Corp.	3,018	158,354
CryoLife, Inc.†	4,061	92,185
Halyard Health, Inc.†	9,300	418,779
Integra LifeSciences Holdings Corp.†	7,679	387,636
Natus Medical, Inc.†	4,025	150,937
		1,406,816
Medical Products — 1.0%
Cantel Medical Corp.	4,306	405,496
Haemonetics Corp.†	6,387	286,585
Integer Holdings Corp.†	3,414	174,626
Invacare Corp.	3,989	62,827
LeMaitre Vascular, Inc.	1,825	68,292
Luminex Corp.	4,976	101,162
MiMedx Group, Inc.†	12,563	149,248
Orthofix International NV†	12,556	593,271
Surmodics, Inc.†	1,592	49,352
Wright Medical Group NV†	38,900	1,006,343
		2,897,202
Medical-Biomedical/Gene — 1.8%
Achillion Pharmaceuticals, Inc.†	7,968	35,776
Acorda Therapeutics, Inc.†	5,664	133,954
Alder Biopharmaceuticals, Inc.†	19,600	240,100
AMAG Pharmaceuticals, Inc.†	4,285	79,058
ANI Pharmaceuticals, Inc.†	1,088	57,109
Arena Pharmaceuticals, Inc.†	14,530	370,515
Axovant Sciences, Ltd.†	1,300	8,944
Biohaven Pharmaceutical Holding Co., Ltd.†	6,500	242,970
Cambrex Corp.†	3,974	218,570
Cytokinetics, Inc.†	6,125	88,813
CytomX Therapeutics, Inc.†	11,100	201,687
Edge Therapeutics, Inc.†	17,800	190,994
Emergent BioSolutions, Inc.†	4,253	172,034
Innoviva, Inc.†	9,029	127,490
Ligand Pharmaceuticals, Inc.†	2,540	345,821
Medicines Co.†	7,761	287,467
Momenta Pharmaceuticals, Inc.†	9,256	171,236
Myriad Genetics, Inc.†	17,510	633,512
Novavax, Inc.†	177,700	202,578

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Paratek Pharmaceuticals, Inc.†	7,400	$185,740
Prothena Corp. PLC†	4,600	297,942
Sage Therapeutics, Inc.†	1,400	87,220
Selecta Biosciences, Inc.†	5,000	91,250
Seres Therapeutics, Inc.†	14,600	234,184
Spectrum Pharmaceuticals, Inc.†	9,234	129,922
Ultragenyx Pharmaceutical, Inc.†	4,350	231,681
Versartis, Inc.†	25,000	61,250
		5,127,817
Medical-Drugs — 1.1%
ACADIA Pharmaceuticals, Inc.†	4,900	184,583
Aimmune Therapeutics, Inc.†	11,600	287,564
Amicus Therapeutics, Inc.†	30,500	459,940
Eagle Pharmaceuticals, Inc.†	1,035	61,727
Enanta Pharmaceuticals, Inc.†	1,733	81,104
Global Blood Therapeutics, Inc.†	8,100	251,505
Ignyta, Inc.†	20,500	253,175
Lannett Co., Inc.†	3,622	66,826
MyoKardia, Inc.†	500	21,425
Pacira Pharmaceuticals, Inc.†	6,500	244,075
PharMerica Corp.†	3,779	110,725
Prestige Brands Holdings, Inc.†	1,800	90,162
Progenics Pharmaceuticals, Inc.†	8,532	62,796
Reata Pharmaceuticals, Inc., Class A†	8,068	250,915
SciClone Pharmaceuticals, Inc.†	6,337	70,974
Sucampo Pharmaceuticals, Inc., Class A†.	3,052	36,014
Supernus Pharmaceuticals, Inc.†	6,156	246,240
Synergy Pharmaceuticals, Inc.†	70,500	204,450
TG Therapeutics, Inc.†	16,600	196,710
		3,180,910
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	4,319	77,180
Avexis, Inc.†	2,500	241,825
Impax Laboratories, Inc.†	9,023	183,167
		502,172
Medical-HMO — 0.9%
Magellan Health, Inc.†	2,876	248,199
Molina Healthcare, Inc.†	11,600	797,616
Tivity Health, Inc.†	30,113	1,228,610
WellCare Health Plans, Inc.†	1,050	180,327
		2,454,752
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	17,734	136,197
Quorum Health Corp.†	3,447	17,855
Select Medical Holdings Corp.†	12,913	247,930
Tenet Healthcare Corp.†	16,300	267,809
		669,791
Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,806	131,157
Genesis Healthcare, Inc.†	56,100	65,076
Kindred Healthcare, Inc.	45,566	309,849
		506,082
Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical — 0.4%
Almost Family, Inc.†	1,526	$81,946
Amedisys, Inc.†	3,454	193,286
Chemed Corp.	1,942	392,381
Civitas Solutions, Inc.†	14,100	260,145
LHC Group, Inc.†	1,976	140,138
Providence Service Corp.†	1,377	74,468
		1,142,364
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	19,400	566,480
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	2,003	109,024
Haynes International, Inc.	1,519	54,547
Mueller Industries, Inc.	6,997	244,545
		408,116
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	1,105	24,310
Worthington Industries, Inc.	10,200	469,200
		493,510
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,043	100,193
Kaiser Aluminum Corp.	2,054	211,850
		312,043
Miscellaneous Manufacturing — 1.0%
Hillenbrand, Inc.	7,653	297,319
John Bean Technologies Corp.	23,876	2,413,864
		2,711,183
Motion Pictures & Services — 0.1%
Eros International PLC†	14,400	205,920
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	8,100	93,555
Multimedia — 0.2%
E.W. Scripps Co., Class A†	23,138	442,167
Networking Products — 0.2%
Black Box Corp.	1,838	5,974
Extreme Networks, Inc.†	8,200	97,498
Gigamon, Inc.†	4,543	191,487
NETGEAR, Inc.†	3,837	182,641
		477,600
Non-Ferrous Metals — 0.0%
Materion Corp.	2,433	104,984
Office Furnishings-Original — 0.1%
Interface, Inc.	11,374	249,091
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	76,000	904,400
Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.†	9,780	91,834
Noble Corp. PLC†	29,709	136,662
Parker Drilling Co.†	18,700	20,570
Rowan Cos. PLC, Class A†	20,200	259,570
		508,636

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.6%
Bill Barrett Corp.†	72,662	$311,720
Carrizo Oil & Gas, Inc.†	9,394	160,919
Contango Oil & Gas Co.†	2,794	14,054
Denbury Resources, Inc.†	128,037	171,570
EP Energy Corp., Class A†	48,283	157,403
PDC Energy, Inc.†	7,999	392,191
Sanchez Energy Corp.†	19,400	93,508
SRC Energy, Inc.†	24,390	235,851
Unit Corp.†	13,621	280,320
		1,817,536
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	3,868	122,267
Flotek Industries, Inc.†	6,961	32,369
Gulf Island Fabrication, Inc.	1,641	20,841
Natural Gas Services Group, Inc.†	3,300	93,720
		269,197
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	900	37,350
Delek US Holdings, Inc.	20,500	547,965
		585,315
Oil-Field Services — 0.7%
Archrock, Inc.	28,118	352,881
Bristow Group, Inc.	3,903	36,493
CARBO Ceramics, Inc.†	2,670	23,042
Era Group, Inc.†	2,453	27,449
Helix Energy Solutions Group, Inc.†	16,856	124,566
Matrix Service Co.†	3,230	49,096
McDermott International, Inc.†	34,480	250,669
MRC Global, Inc.†	26,400	461,736
Newpark Resources, Inc.†	10,394	103,940
Oil States International, Inc.†	6,204	157,271
Pioneer Energy Services Corp.†	9,436	24,062
SEACOR Holdings, Inc.†	3,819	176,094
Tesco Corp.†	5,677	30,940
TETRA Technologies, Inc.†	14,072	40,246
		1,858,485
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	1,995	98,254
Domtar Corp.	2,400	104,136
Neenah Paper, Inc.	22,199	1,899,125
P.H. Glatfelter Co.	5,292	102,929
Schweitzer-Mauduit International, Inc.	3,729	154,604
		2,359,048
Patient Monitoring Equipment — 0.2%
Masimo Corp.†	6,200	536,672
Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	5,805	120,222
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,528	93,896
Pollution Control — 0.1%
CECO Environmental Corp.	20,400	172,584
Security Description	Shares	Value (Note 2)
Poultry — 0.2%
Pilgrim's Pride Corp.†	9,900	$281,259
Sanderson Farms, Inc.	1,300	209,976
		491,235
Power Converter/Supply Equipment — 0.5%
Advanced Energy Industries, Inc.†	6,350	512,826
Generac Holdings, Inc.†	8,700	399,591
Powell Industries, Inc.	6,455	193,585
SPX Corp.†	5,147	151,013
Vicor Corp.†	1,970	46,492
		1,303,507
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	4,900	20,041
Deluxe Corp.	6,300	459,648
Ennis, Inc.	17,800	349,770
LSC Communications, Inc.	4,236	69,936
RR Donnelley & Sons Co.	8,500	87,550
		986,945
Professional Sports — 0.8%
Madison Square Garden Co., Class A†	10,499	2,247,836
Protection/Safety — 0.1%
Landauer, Inc.	5,070	341,211
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	9,800	118,090
Scholastic Corp.	3,373	125,476
		243,566
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	35,778	322,002
Publishing-Periodicals — 0.1%
Time, Inc.	23,656	319,356
Racetracks — 0.3%
Penn National Gaming, Inc.†	34,803	814,042
Speedway Motorsports, Inc.	5,000	106,500
		920,542
Real Estate Investment Trusts — 4.2%
Acadia Realty Trust	10,158	290,722
Agree Realty Corp.	3,477	170,651
American Assets Trust, Inc.	10,634	422,914
Apollo Commercial Real Estate Finance, Inc. .	11,650	210,982
Armada Hoffler Properties, Inc.	5,453	75,306
ARMOUR Residential REIT, Inc.	5,007	134,688
Ashford Hospitality Trust, Inc.	37,700	251,459
Capstead Mtg. Corp.	47,369	457,111
CareTrust REIT, Inc.	9,216	175,473
CBL & Associates Properties, Inc.	26,874	225,473
Cedar Realty Trust, Inc.	9,504	53,412
Chatham Lodging Trust	4,764	101,568
Chesapeake Lodging Trust	7,297	196,800
CoreSite Realty Corp.	8,100	906,390
CubeSmart	4,000	103,840
CYS Investments, Inc.	88,300	762,912
DCT Industrial Trust, Inc.	4,850	280,912

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
DiamondRock Hospitality Co.	30,321	$332,015
EastGroup Properties, Inc.	6,765	596,132
EPR Properties	300	20,922
Equity LifeStyle Properties, Inc.	1,500	127,620
First Industrial Realty Trust, Inc.	3,000	90,270
Four Corners Property Trust, Inc.	7,430	185,156
Franklin Street Properties Corp.	18,220	193,496
Getty Realty Corp.	3,972	113,639
Gladstone Commercial Corp.	1,200	26,724
Government Properties Income Trust	17,380	326,223
Hersha Hospitality Trust	15,275	285,184
Highwoods Properties, Inc.	2,300	119,807
Hospitality Properties Trust	6,100	173,789
Independence Realty Trust, Inc.	9,913	100,815
InfraREIT, Inc.	1,800	40,266
Kite Realty Group Trust	10,150	205,538
Lexington Realty Trust	26,294	268,725
LTC Properties, Inc.	11,104	521,666
Mack-Cali Realty Corp.	5,400	128,034
National Retail Properties, Inc.	800	33,328
National Storage Affiliates Trust	5,374	130,266
Parkway, Inc.	5,259	121,115
Pennsylvania Real Estate Investment Trust	11,678	122,502
Potlatch Corp.	8,400	428,400
PS Business Parks, Inc.	3,937	525,589
Ramco-Gershenson Properties Trust	20,736	269,775
Retail Opportunity Investments Corp.	13,323	253,270
RLJ Lodging Trust	28,900	635,800
Saul Centers, Inc.	4,456	275,871
Summit Hotel Properties, Inc.	14,556	232,750
Taubman Centers, Inc.	2,000	99,400
Universal Health Realty Income Trust	1,518	114,594
Urstadt Biddle Properties, Inc., Class A	3,610	78,337
Whitestone REIT	4,677	61,035
		12,058,666
Real Estate Management/Services — 1.4%
FirstService Corp.	40,909	2,692,221
HFF, Inc., Class A	4,449	176,002
RE/MAX Holdings, Inc., Class A	18,130	1,152,162
Redfin Corp.†	800	20,072
		4,040,457
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,800	83,394
Forestar Group, Inc.†(1)	29,292	503,822
St. Joe Co.†	1,200	22,620
		609,836
Recreational Vehicles — 2.0%
Camping World Holdings, Inc., Class A	44,033	1,793,904
LCI Industries	32,427	3,756,668
		5,550,572
Security Description	Shares	Value (Note 2)
Rental Auto/Equipment — 0.1%
Aaron's, Inc.	3,000	$130,890
Neff Corp., Class A†	800	20,000
Rent-A-Center, Inc.	6,472	74,299
		225,189
Research & Development — 0.1%
INC Research Holdings, Inc., Class A†	3,700	193,510
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	2,921	363,752
Respiratory Products — 0.1%
Inogen, Inc.†	2,064	196,286
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	8,258	119,246
Ascena Retail Group, Inc.†	20,603	50,477
Buckle, Inc.	3,440	57,964
Caleres, Inc.	5,220	159,315
Cato Corp., Class A	2,876	38,050
Chico's FAS, Inc.	15,580	139,441
Children's Place, Inc.	9,917	1,171,694
DSW, Inc., Class A	8,817	189,389
Express, Inc.†	9,520	64,355
Finish Line, Inc., Class A	4,875	58,646
Francesca's Holdings Corp.†	4,508	33,179
Genesco, Inc.†	2,379	63,281
Guess?, Inc.	7,279	123,961
Shoe Carnival, Inc.	1,385	30,996
Tailored Brands, Inc.	5,955	85,990
Vera Bradley, Inc.†	2,337	20,589
		2,406,573
Retail-Automobile — 1.6%
Asbury Automotive Group, Inc.†	2,251	137,536
Group 1 Automotive, Inc.	2,380	172,455
Lithia Motors, Inc., Class A	35,448	4,264,749
Sonic Automotive, Inc., Class A	3,053	62,281
		4,637,021
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	7,212	46,950
Barnes & Noble, Inc.	6,883	52,311
		99,261
Retail-Building Products — 0.1%
Floor & Decor Holdings, Inc., Class A†	800	31,144
Lumber Liquidators Holdings, Inc.†	3,450	134,481
Tile Shop Holdings, Inc.	4,156	52,781
		218,406
Retail-Discount — 0.3%
Big Lots, Inc.	8,100	433,917
Fred's, Inc., Class A	4,341	27,956
Ollie's Bargain Outlet Holdings, Inc.†	5,965	276,776
		738,649
Retail-Hair Salons — 0.1%
Regis Corp.†	25,926	369,964

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	2,358	$61,662
Kirkland's, Inc.†	1,943	22,209
La-Z-Boy, Inc.	5,857	157,553
Pier 1 Imports, Inc.	58,300	244,277
RH†	2,282	160,470
		646,171
Retail-Jewelry — 0.1%
Movado Group, Inc.	14,182	397,096
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,948	48,789
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.†	37,730	143,751
Retail-Misc./Diversified — 0.3%
FirstCash, Inc.	5,794	365,891
Five Below, Inc.†	6,702	367,806
		733,697
Retail-Office Supplies — 0.0%
Office Depot, Inc.	20,800	94,432
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	32,931	312,845
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,502	82,941
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	1,775	99,524
Retail-Restaurants — 0.9%
Biglari Holdings, Inc.†	123	40,995
BJ's Restaurants, Inc.†	2,265	68,969
Bloomin' Brands, Inc.	30,700	540,320
Brinker International, Inc.	10,200	324,972
Chuy's Holdings, Inc.†	2,053	43,216
Dave & Buster's Entertainment, Inc.†	5,108	268,068
DineEquity, Inc.	2,785	119,699
El Pollo Loco Holdings, Inc.†	2,628	31,930
Fiesta Restaurant Group, Inc.†	3,286	62,434
Red Robin Gourmet Burgers, Inc.†	1,570	105,190
Ruby Tuesday, Inc.†	18,800	40,232
Ruth's Hospitality Group, Inc.	3,568	74,750
Shake Shack, Inc., Class A†	2,208	73,372
Sonic Corp.	27,776	706,899
Wingstop, Inc.	3,518	116,973
		2,618,019
Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	2,496	19,095
Hibbett Sports, Inc.†	2,521	35,924
Zumiez, Inc.†	2,203	39,874
		94,893
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	27,700	244,868
Vitamin Shoppe, Inc.†	2,892	15,472
		260,340
Security Description	Shares	Value (Note 2)
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	4,445	$93,123
Proto Labs, Inc.†	3,005	241,301
Trinseo SA	10,700	717,970
		1,052,394
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	15,800	556,950
Iridium Communications, Inc.†	10,080	103,824
		660,774
Savings & Loans/Thrifts — 1.3%
Banc of California, Inc.	5,159	107,049
Bank Mutual Corp.	5,131	52,080
BankFinancial Corp.	2,900	46,081
Beneficial Bancorp, Inc.	42,999	713,783
BofI Holding, Inc.†	6,796	193,482
Brookline Bancorp, Inc.	9,301	144,166
Capitol Federal Financial, Inc.	1,200	17,640
Charter Financial Corp.	3,600	66,708
Dime Community Bancshares, Inc.	3,728	80,152
First Defiance Financial Corp.	1,200	62,988
Flushing Financial Corp.	4,300	127,796
Investors Bancorp, Inc.	14,300	195,052
Meridian Bancorp, Inc.	31,100	580,015
Meta Financial Group, Inc.	1,062	83,261
Northfield Bancorp, Inc.	34,635	600,917
Northwest Bancshares, Inc.	12,445	214,925
Oritani Financial Corp.	4,747	79,750
People's United Financial, Inc.	7,106	128,903
Provident Financial Holdings, Inc.	900	17,640
Provident Financial Services, Inc.	7,342	195,811
		3,708,199
Schools — 0.1%
American Public Education, Inc.†	1,973	41,532
Capella Education Co.	1,417	99,402
Career Education Corp.†	7,968	82,787
Strayer Education, Inc.	1,688	147,312
		371,033
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	9,300	121,272
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,632	29,082
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	4,000	213,280
MaxLinear, Inc.†	7,352	174,610
Power Integrations, Inc.	3,613	264,472
		652,362
Semiconductor Equipment — 0.8%
Brooks Automation, Inc.	8,470	257,149
Cabot Microelectronics Corp.	3,073	245,625
Cohu, Inc.	10,795	257,353
Entegris, Inc.†	8,400	242,340
Kulicke & Soffa Industries, Inc.†	8,633	186,214
MKS Instruments, Inc.	6,590	622,425
Nanometrics, Inc.†	3,096	89,165
Rudolph Technologies, Inc.†	3,830	100,729

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Veeco Instruments, Inc.†	5,879	$125,811
Xcerra Corp.†	6,000	59,100
		2,185,911
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,741	78,227
Steel-Producers — 0.1%
AK Steel Holding Corp.†	38,221	213,655
Carpenter Technology Corp.	3,100	148,893
		362,548
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,365	184,824
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	7,300	160,381
Harmonic, Inc.†	9,868	30,097
Oclaro, Inc.†	20,478	176,725
Viavi Solutions, Inc.†	27,628	261,361
		628,564
Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	28,127	536,663
Lumos Networks Corp.†	2,907	52,093
RigNet, Inc.†	8,000	137,600
Spok Holdings, Inc.	2,426	37,239
Vonage Holdings Corp.†	25,119	204,469
West Corp.	7,100	166,637
		1,134,701
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	5,804	139,296
Comtech Telecommunications Corp.	2,862	58,757
		198,053
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	5,121	101,652
General Communication, Inc., Class A†	3,210	130,936
IDT Corp., Class B	12,000	168,960
Windstream Holdings, Inc.	54,871	97,121
		498,669
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	16,700	535,235
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	5,026	118,915
Unifi, Inc.†	2,058	73,327
		192,242
Theaters — 0.0%
National CineMedia, Inc.	18,800	131,224
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	1,780	103,240
Cara Therapeutics, Inc.†	10,200	139,638
Flexion Therapeutics, Inc.†	7,600	183,768
Mersana Therapeutics, Inc.†	8,300	143,507
Security Description	Shares	Value (Note 2)
Therapeutics (continued)
Sarepta Therapeutics, Inc.†	7,900	$358,344
Xencor, Inc.†	9,000	206,280
		1,134,777
Tobacco — 0.2%
Universal Corp.	9,325	534,323
Transactional Software — 0.2%
ACI Worldwide, Inc.†	13,800	314,364
Bottomline Technologies de, Inc.†	4,389	139,702
Synchronoss Technologies, Inc.†	22,480	209,738
		663,804
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,068	201,874
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	3,461	166,647
Transport-Marine — 0.1%
Costamare, Inc.	26,500	163,770
International Seaways, Inc.†	4,400	86,680
		250,450
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	10,489	776,291
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	3,257	61,395
Hub Group, Inc., Class A†	4,064	174,549
Matson, Inc.	5,235	147,522
		383,466
Transport-Truck — 0.6%
ArcBest Corp.	9,921	331,857
Forward Air Corp.	3,679	210,549
Heartland Express, Inc.	6,069	152,211
Knight-Swift Transportation Holdings, Inc.†	9,432	391,900
Marten Transport, Ltd.	4,697	96,523
Roadrunner Transportation Systems, Inc.†	3,816	36,366
Saia, Inc.†	3,090	193,589
Schneider National, Inc., Class B	3,100	78,430
YRC Worldwide, Inc.†	7,500	103,500
		1,594,925
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	15,200	187,720
Veterinary Diagnostics — 1.5%
Heska Corp.†	790	69,591
Neogen Corp.†	53,546	4,147,673
Phibro Animal Health Corp., Class A	2,339	86,660
		4,303,924
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,100	74,613
Water — 0.3%
American States Water Co.	14,549	716,538
California Water Service Group	5,825	222,224
		938,762

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 0.2%
NIC, Inc.	21,946	$376,374
Web.com Group, Inc.†	9,900	247,500
		623,874
Web Portals/ISP — 0.0%
Blucora, Inc.†	5,455	138,012
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,520	112,833
General Cable Corp.	6,041	113,873
Insteel Industries, Inc.	2,194	57,285
		283,991
Wireless Equipment — 0.3%
CalAmp Corp.†	4,298	99,929
InterDigital, Inc.	10,775	794,656
		894,585
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,558	154,243
Total Common Stocks (cost $216,204,895)		275,090,571
EXCHANGE-TRADED FUNDS — 1.0%
iShares Core S&P Small-Cap ETF (cost $2,770,317)	39,531	2,933,991
Total Long-Term Investment Securities (cost $218,975,212)		278,024,562
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.84%(2)	$4,074,484	$4,074,484
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 09/01/2017	1,521,000	1,521,000
Total Short-Term Investment Securities (cost $5,595,484)		5,595,484
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $885,009 collateralized by $890,000 of United States Treasury Notes, bearing interest at 2.38% due 05/15/2027 and having an approximate value of $902,942 (cost $885,000)	885,000	885,000
TOTAL INVESTMENTS (cost $225,455,696)(3)	100.1%	284,505,046
Liabilities in excess of other assets	(0.1)	(280,470)
NET ASSETS	100.0%	$284,224,576

#  See Note 1

†  Non-income producing security

(1)  Illiquid security. At September 30, 2017, the aggregate value of this security was $503,822 representing 0.2% of net assets.

(2)  The rate shown is the 7-day yield as of September 30, 2017.

(3)  See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
37	Long	E-Mini Russell 2000 Index	December 2017	$2,658,962	$2,761,865	$102,903

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust Small Cap Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Real Estate Operations & Development	$106,014	$503,822	$—	$609,836
Other Industries	274,480,735	—	—	274,480,735
Exchange-Traded Funds	2,933,991	—	—	2,933,991
Short-Term Investment Securities:
Registered Investment Companies	4,074,484	—	—	4,074,484
Time Deposits	—	1,521,000	—	1,521,000
Repurchase Agreements	—	885,000	—	885,000
Total Investments at Value	$281,595,224	$2,909,822	$—	$284,505,046
Other Financial Instruments:†
Futures Contracts	$102,903	$—	$—	$102,903

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Banks-Commercial	9.9%
Medical-Drugs	7.5
Diversified Banking Institutions	4.7
Telephone-Integrated	3.6
Food-Misc./Diversified	3.4
Insurance-Life/Health	3.4
Auto-Cars/Light Trucks	3.4
Oil Companies-Integrated	3.2
Cosmetics & Toiletries	2.3
Chemicals-Diversified	2.2
Insurance-Multi-line	2.1
Machinery-Electrical	1.9
Rubber-Tires	1.4
Cellular Telecom	1.2
Diversified Manufacturing Operations	1.1
Electronic Components-Semiconductors	1.1
Beverages-Wine/Spirits	1.1
Semiconductor Equipment	1.0
Auto/Truck Parts & Equipment-Original	1.0
Diversified Minerals	1.0
Electronic Components-Misc.	1.0
Semiconductor Components-Integrated Circuits	0.9
Chemicals-Specialty	0.9
Import/Export	0.9
Building-Residential/Commercial	0.8
Diversified Operations	0.8
Industrial Gases	0.8
Dialysis Centers	0.8
Aerospace/Defense	0.8
Apparel Manufacturers	0.8
Insurance-Property/Casualty	0.8
Real Estate Investment Trusts	0.7
Electric-Integrated	0.7
Real Estate Operations & Development	0.7
Tobacco	0.7
Enterprise Software/Service	0.7
Soap & Cleaning Preparation	0.7
Retail-Apparel/Shoe	0.7
Food-Retail	0.7
Brewery	0.7
Transport-Rail	0.6
Human Resources	0.6
Web Portals/ISP	0.6
E-Commerce/Products	0.6
Metal-Diversified	0.6
Textile-Apparel	0.6
Internet Application Software	0.6
Power Converter/Supply Equipment	0.6
Electric-Generation	0.6
Building & Construction Products-Misc.	0.6
Audio/Video Products	0.5
Electronic Measurement Instruments	0.5
Medical-Biomedical/Gene	0.5
Finance-Leasing Companies	0.5
Athletic Footwear	0.5
Exchange-Traded Funds	0.5
Insurance-Reinsurance	0.5
Building Products-Cement	0.5
Computer Data Security	0.5
Investment Management/Advisor Services	0.4
Machinery-Farming	0.4%
Electronic Security Devices	0.4
Diagnostic Equipment	0.4
Toys	0.4
Consumer Products-Misc.	0.4
Metal Processors & Fabrication	0.4
Electric Products-Misc.	0.4
Metal-Copper	0.4
Machine Tools & Related Products	0.4
Wireless Equipment	0.4
Gas-Distribution	0.3
Machinery-General Industrial	0.3
Medical Instruments	0.3
Distribution/Wholesale	0.3
Food-Catering	0.3
Metal-Aluminum	0.3
Electric-Transmission	0.3
Oil Refining & Marketing	0.3
Retail-Major Department Stores	0.3
Diversified Operations/Commercial Services	0.3
Advertising Agencies	0.3
E-Commerce/Services	0.3
Optical Supplies	0.3
Retail-Building Products	0.3
Tools-Hand Held	0.3
Building Products-Air & Heating	0.3
Steel Pipe & Tube	0.3
Computer Services	0.3
Finance-Other Services	0.3
Gold Mining	0.3
Real Estate Management/Services	0.3
Telecom Services	0.3
Paper & Related Products	0.2
Beverages-Non-alcoholic	0.2
Agricultural Chemicals	0.2
Hotels/Motels	0.2
Repurchase Agreements	0.2
Energy-Alternate Sources	0.2
Containers-Paper/Plastic	0.2
Medical Products	0.2
Transport-Services	0.2
Registered Investment Companies	0.2
Commercial Services	0.2
Finance-Credit Card	0.2
Machinery-Construction & Mining	0.2
Public Thoroughfares	0.2
Building-Heavy Construction	0.1
Cable/Satellite TV	0.1
Retail-Jewelry	0.1
Aerospace/Defense-Equipment	0.1
Rental Auto/Equipment	0.1
Internet Content-Entertainment	0.1
Satellite Telecom	0.1
Steel-Producers	0.1
Transport-Marine	0.1
Medical Labs & Testing Services	0.1
Engineering/R&D Services	0.1
Networking Products	0.1
Office Automation & Equipment	0.1
Advertising Sales	0.1

Seasons Series Trust International Equity Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited) (continued)

Industry Allocation*
Investment Companies	0.1%
Industrial Automated/Robotic	0.1
E-Marketing/Info	0.1
Finance-Investment Banker/Broker	0.1
Oil Companies-Exploration & Production	0.1
Auto-Heavy Duty Trucks	0.1
Internet Content-Information/News	0.1
Multimedia	0.1
Instruments-Scientific	0.1
Computers-Integrated Systems	0.1
Electronics-Military	0.1
Security Services	0.1
Transactional Software	0.1
Photo Equipment & Supplies	0.1
Resorts/Theme Parks	0.1
Commercial Services-Finance	0.1
Shipbuilding	0.1
Medical-Generic Drugs	0.1
99.6%
Country Allocation*
Japan	20.5%
United Kingdom	16.0
Germany	11.4
France	9.1
Switzerland	8.0
Australia	4.8
Netherlands	3.2
Sweden	2.8
Spain	2.3
Cayman Islands	1.9
Italy	1.7
Norway	1.7
Singapore	1.7
Denmark	1.7
United States	1.6
Hong Kong	1.6
Canada	1.5
Belgium	0.9
South Korea	0.8
Ireland	0.8
Jersey	0.8
Finland	0.8
Luxembourg	0.7
Taiwan	0.7
Israel	0.6
Bermuda	0.4
India	0.4
Brazil	0.3
Mexico	0.2
Austria	0.2
Indonesia	0.2
China	0.1
New Zealand	0.1
Portugal	0.1
99.6%

*  Calculated as a percentage of net assets

#  See Note 1

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.7%
Australia — 4.8%
AGL Energy, Ltd.	9,683	$177,503
Alumina, Ltd.	37,880	65,369
Amcor, Ltd.	115,463	1,377,557
AMP, Ltd.	43,243	163,833
APA Group	16,955	111,051
Aristocrat Leisure, Ltd.	8,137	134,036
ASX, Ltd.	2,890	118,854
Aurizon Holdings, Ltd.	30,560	117,459
AusNet Services	24,444	32,404
Australia & New Zealand Banking Group, Ltd.	134,009	3,111,453
Bank of Queensland, Ltd.	5,581	56,823
Bendigo & Adelaide Bank, Ltd.	6,901	62,847
BGP Holdings PLC†(1)(2)	98,723	1,618
BHP Billiton, Ltd.	63,598	1,286,068
BlueScope Steel, Ltd.	8,372	72,040
Boral, Ltd.	16,804	89,236
Brambles, Ltd.	282,396	1,993,602
Caltex Australia, Ltd.	4,039	101,699
Challenger, Ltd.	153,485	1,498,900
CIMIC Group, Ltd.	1,558	54,029
Coca-Cola Amatil, Ltd.	8,607	52,188
Cochlear, Ltd.	877	109,524
Commonwealth Bank of Australia	25,117	1,482,558
Computershare, Ltd.	7,027	79,758
Crown Resorts, Ltd.	5,397	47,880
CSL, Ltd.	29,561	3,106,217
Dexus	13,935	103,841
Domino's Pizza Enterprises, Ltd.	895	32,167
Flight Centre Travel Group, Ltd.	797	28,139
Fortescue Metals Group, Ltd.	23,606	95,175
Goodman Group	26,660	172,316
GPT Group	24,960	97,110
Harvey Norman Holdings, Ltd.	8,469	25,775
Healthscope, Ltd.	23,974	31,405
Incitec Pivot, Ltd.	25,276	71,375
Independence Group NL	281,992	765,333
Insurance Australia Group, Ltd.	35,617	177,965
LendLease Group	8,330	117,090
Macquarie Group, Ltd.	22,442	1,600,510
Medibank Private, Ltd.	41,423	94,877
Mirvac Group	55,331	99,390
National Australia Bank, Ltd.	38,992	963,438
Newcrest Mining, Ltd.	11,199	184,650
Orica, Ltd.	5,613	87,044
Origin Energy, Ltd.†	25,716	150,884
Qantas Airways, Ltd.	7,778	35,569
QBE Insurance Group, Ltd.	20,655	162,180
Ramsay Health Care, Ltd.	1,986	97,021
REA Group, Ltd.	800	42,044
Rio Tinto, Ltd.	17,330	904,386
Santos, Ltd.†	27,431	86,498
Scentre Group	401,123	1,236,538
SEEK, Ltd.	4,961	64,636
Sonic Healthcare, Ltd.	5,769	94,622
Security Description	Shares	Value (Note 2)
Australia (continued)
South32, Ltd.	477,791	$1,225,528
Stockland	35,196	118,713
Suncorp Group, Ltd.	19,427	198,863
Sydney Airport	16,115	89,875
Tabcorp Holdings, Ltd.	12,293	41,174
Tatts Group, Ltd.	21,330	66,590
Telstra Corp., Ltd.	153,811	421,066
TPG Telecom, Ltd.	4,933	18,844
Transurban Group	29,711	276,867
Treasury Wine Estates, Ltd.	10,715	115,062
Vicinity Centres	50,758	105,907
Wesfarmers, Ltd.	16,484	534,399
Westfield Corp.	28,886	177,640
Westpac Banking Corp.	134,853	3,376,455
Woodside Petroleum, Ltd.	10,835	247,320
Woolworths, Ltd.	18,646	368,719
WorleyParsons, Ltd.†	68,791	728,455
		31,237,961
Austria — 0.2%
ANDRITZ AG	1,090	63,003
Erste Group Bank AG	27,340	1,180,884
OMV AG	2,219	129,270
Raiffeisen Bank International AG†	2,145	71,885
voestalpine AG	1,695	86,433
		1,531,475
Belgium — 0.9%
Ageas	2,771	130,216
Anheuser-Busch InBev SA/NV	11,102	1,329,204
Colruyt SA	889	45,532
Groupe Bruxelles Lambert SA	1,219	128,225
KBC Group NV	3,666	310,665
Proximus SADP	2,284	78,703
Solvay SA	1,086	162,240
Telenet Group Holding NV†	791	52,335
UCB SA	1,908	135,823
Umicore SA	42,576	3,521,938
		5,894,881
Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	10,000	86,026
First Pacific Co., Ltd.	38,000	30,306
Hongkong Land Holdings, Ltd.	17,200	123,840
Jardine Matheson Holdings, Ltd.	3,103	196,606
Jardine Strategic Holdings, Ltd.	48,062	2,076,279
Kerry Properties, Ltd.	10,000	41,413
Li & Fung, Ltd.	86,000	43,156
NWS Holdings, Ltd.	21,000	40,916
Shangri-La Asia, Ltd.	20,000	37,073
Yue Yuen Industrial Holdings, Ltd.	10,500	39,921
		2,715,536
Brazil — 0.3%
Lojas Renner SA	58,930	670,955
Telefonica Brasil SA (Preference Shares)	85,500	1,362,482
		2,033,437

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada — 1.5%
Element Fleet Management Corp.	101,500	$752,454
Goldcorp, Inc.	68,029	883,246
Magna International, Inc.	26,100	1,393,218
National Bank of Canada	39,100	1,881,751
Potash Corp. of Saskatchewan, Inc.	74,213	1,428,648
Sun Life Financial, Inc.	37,400	1,489,406
Toronto-Dominion Bank	37,073	2,087,260
		9,915,983
Cayman Islands — 1.9%
Alibaba Group Holding, Ltd. ADR†	21,349	3,687,186
ASM Pacific Technology, Ltd.	4,000	57,607
Baidu, Inc. ADR†	4,500	1,114,605
CK Hutchison Holdings, Ltd.	188,524	2,409,765
Melco Resorts & Entertainment, Ltd. ADR	3,601	86,856
MGM China Holdings, Ltd.	14,400	34,509
Sands China, Ltd.	35,200	183,174
Tencent Holdings, Ltd.	89,100	3,834,735
WH Group, Ltd.*	117,000	124,315
Wynn Macau, Ltd.	23,600	63,595
YY, Inc., ADR†	11,600	1,006,648
		12,602,995
China — 0.1%
Ping An Insurance Group Co. of China, Ltd.	118,000	905,589
Denmark — 1.7%
AP Moller — Maersk A/S, Series A	57	104,743
AP Moller — Maersk A/S, Series B	412	782,612
Carlsberg A/S, Class B	1,555	170,164
Chr. Hansen Holding A/S	1,451	124,446
Coloplast A/S, Class B	1,766	143,328
Danske Bank A/S	44,982	1,798,923
DONG Energy A/S*	2,458	140,697
DSV A/S	2,808	212,420
Genmab A/S†	830	183,236
GN Store Nord A/S	43,723	1,498,578
H. Lundbeck A/S	1,013	58,451
ISS A/S	2,428	97,641
Novo Nordisk A/S, Class B	46,297	2,213,285
Novozymes A/S, Class B	3,435	176,271
Pandora A/S	1,610	158,922
TDC A/S	264,470	1,549,541
Tryg A/S	1,578	36,441
Vestas Wind Systems A/S	15,128	1,357,526
William Demant Holding A/S†	1,621	42,789
		10,850,014
Finland — 0.8%
Elisa Oyj	2,179	93,795
Fortum Oyj	6,729	134,326
Kone Oyj, Class B	5,034	266,546
Metso Oyj	1,688	61,926
Neste Oyj	1,923	83,980
Nokia OYJ	84,367	506,544
Nokian Renkaat Oyj	38,897	1,729,941
Security Description	Shares	Value (Note 2)
Finland (continued)
Orion Oyj, Class B	1,551	$71,968
Sampo Oyj, Class A	6,641	351,007
Stora Enso Oyj, Class R	89,394	1,262,575
UPM-Kymmene Oyj	7,717	209,138
Wartsila Oyj Abp	2,240	158,583
		4,930,329
France — 9.1%
Accor SA	2,579	128,128
Aeroports de Paris	439	70,979
Air Liquide SA	14,433	1,925,037
Alstom SA	2,250	95,561
Amundi SA*	24,153	2,007,386
Arkema SA	993	121,764
Atos SE	1,372	212,831
AXA SA	140,833	4,259,470
BNP Paribas SA	90,029	7,262,162
Bollore SA	13,008	65,017
Bouygues SA	3,022	143,404
Bureau Veritas SA	3,970	102,453
Capgemini SE	2,415	283,031
Carrefour SA	8,257	166,829
Casino Guichard Perrachon SA	844	50,056
Cie de Saint-Gobain	37,753	2,249,755
Cie Generale des Etablissements Michelin	2,504	365,496
CNP Assurances	2,544	59,624
Credit Agricole SA	16,277	295,877
Danone SA	44,835	3,516,980
Dassault Aviation SA	34	54,991
Dassault Systemes SE	1,919	194,124
Edenred	3,122	84,868
Eiffage SA	1,070	110,782
Electricite de France SA	8,002	97,176
Engie SA	133,225	2,262,681
Essilor International SA	15,259	1,889,126
Eurazeo SA	671	59,979
Eutelsat Communications SA	28,934	856,979
Fonciere Des Regions	443	46,018
Gecina SA	675	109,456
Groupe Eurotunnel SE	7,059	85,099
Hermes International	466	234,929
ICADE	568	50,664
Iliad SA	398	105,769
Imerys SA	534	48,250
Ingenico Group SA	818	77,537
Ipsen SA	544	72,300
JCDecaux SA	1,005	37,630
Kering	4,496	1,791,024
Klepierre	3,248	127,487
L'Oreal SA	12,391	2,634,622
Lagardere SCA	1,770	59,255
Legrand SA	23,410	1,689,979
LVMH Moet Hennessy Louis Vuitton SE	14,101	3,890,672
Natixis SA	14,113	112,925
Orange SA	29,031	475,561

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Pernod Ricard SA	3,119	$431,487
Peugeot SA	7,549	179,782
Publicis Groupe SA	2,944	205,605
Remy Cointreau SA	378	44,765
Renault SA	2,592	254,606
Rexel SA	4,188	72,465
Safran SA	4,626	472,608
Sanofi	41,243	4,095,077
Schneider Electric SE	41,962	3,651,673
SCOR SE	2,484	104,149
SEB SA	326	59,798
Societe BIC SA	427	51,174
Societe Generale SA	11,205	656,002
Sodexo SA	1,353	168,706
Suez	5,396	98,501
Thales SA	1,557	176,256
TOTAL SA	92,071	4,945,268
Unibail-Rodamco SE	3,006	730,987
Unibail-Rodamco SE (Euronext Paris)	3,731	907,290
Valeo SA	3,419	253,689
Veolia Environnement SA	6,948	160,542
Vinci SA	7,315	695,106
Vivendi SA	14,930	377,972
Wendel SA	413	66,897
Zodiac Aerospace	2,774	80,211
		59,582,339
Germany — 11.4%
adidas AG	13,781	3,117,479
Allianz SE	6,632	1,488,897
Axel Springer SE	591	37,978
BASF SE	56,303	5,991,670
Bayer AG	83,583	11,390,116
Bayerische Motoren Werke AG	42,127	4,273,469
Bayerische Motoren Werke AG (Preference Shares)	819	72,966
Beiersdorf AG	1,523	163,857
Brenntag AG	2,355	131,139
Commerzbank AG†	55,928	760,826
Continental AG	11,321	2,873,418
Covestro AG*	10,041	863,358
Daimler AG	14,059	1,121,104
Deutsche Bank AG	30,030	519,255
Deutsche Boerse AG	2,790	302,414
Deutsche Lufthansa AG	3,482	96,752
Deutsche Post AG	14,222	633,110
Deutsche Telekom AG	237,122	4,423,819
Deutsche Wohnen AG	5,048	214,307
E.ON SE	88,081	996,890
Evonik Industries AG	39,512	1,411,251
Fraport AG Frankfurt Airport Services Worldwide	535	50,800
Fresenius Medical Care AG & Co. KGaA	18,611	1,820,638
Fresenius SE & Co. KGaA	40,648	3,278,859
Security Description	Shares	Value (Note 2)
Germany (continued)
FUCHS PETROLUB SE (Preference Shares)	1,034	$61,214
GEA Group AG	34,079	1,550,300
Hannover Rueck SE	902	108,686
HeidelbergCement AG	20,191	2,075,430
Henkel AG & Co. KGaA	1,495	181,907
Henkel AG & Co. KGaA (Preference Shares)	2,603	354,257
HOCHTIEF AG	299	50,446
HUGO BOSS AG	1,001	88,246
Infineon Technologies AG	79,362	1,995,083
Innogy SE*	2,000	89,009
K+S AG	2,871	78,214
KION Group AG	1,038	99,335
LANXESS AG	1,386	109,360
Linde AG	2,693	561,615
Linde AG†	12,556	2,618,508
MAN SE	543	61,283
Merck KGaA	1,890	210,244
METRO AG†	2,609	55,150
Muenchener Rueckversicherungs- Gesellschaft AG	11,437	2,445,297
OSRAM Licht AG	1,222	97,503
Porsche Automobil Holding SE (Preference Shares)	2,311	147,767
ProSiebenSat.1 Media SE	3,390	115,532
RWE AG†	7,383	167,713
SAP SE	39,920	4,373,250
Schaeffler AG (Preference Shares)	2,430	39,203
Siemens AG	36,424	5,131,505
Stroeer SE & Co. KGaA	10,512	687,552
Symrise AG	22,712	1,725,220
Telefonica Deutschland Holding AG	324,894	1,823,196
thyssenkrupp AG	5,511	163,325
TUI AG	6,444	109,319
United Internet AG	1,853	115,351
Volkswagen AG	474	80,252
Volkswagen AG (Preference Shares)	2,743	447,389
Vonovia SE	6,801	289,372
Zalando SE†*	1,624	81,383
		74,422,788
Hong Kong — 1.6%
AIA Group, Ltd.	855,000	6,304,470
Bank of East Asia, Ltd.	17,600	76,041
BOC Hong Kong Holdings, Ltd.	55,500	269,628
CK Asset Holdings, Ltd.	38,860	321,611
CLP Holdings, Ltd.	24,000	245,942
Galaxy Entertainment Group, Ltd.	34,000	239,388
Hang Lung Group, Ltd.	14,000	50,271
Hang Lung Properties, Ltd.	29,000	68,828
Hang Seng Bank, Ltd.	11,100	270,551
Henderson Land Development Co., Ltd.	18,333	121,452
HKT Trust & HKT, Ltd.	55,000	66,888
Hong Kong & China Gas Co., Ltd.	123,289	231,692

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	16,700	$448,948
Hysan Development Co., Ltd.	10,000	47,045
I-CABLE Communications, Ltd.†	23,400	779
Link REIT	32,500	263,358
MTR Corp., Ltd.	20,500	119,668
New World Development Co., Ltd.	82,000	117,779
PCCW, Ltd.	59,000	31,949
Power Assets Holdings, Ltd.	20,500	177,534
Sino Land Co., Ltd.	42,000	73,767
SJM Holdings, Ltd.	33,000	30,205
Sun Hung Kai Properties, Ltd.	21,000	341,147
Swire Pacific, Ltd., Class A	8,000	77,628
Swire Properties, Ltd.	17,600	59,706
Techtronic Industries Co., Ltd.	21,000	112,103
Wharf Holdings, Ltd.	18,000	160,377
Wheelock & Co., Ltd.	13,000	91,447
		10,420,202
India — 0.4%
HDFC Bank, Ltd. ADR	15,951	1,537,198
Infosys, Ltd. ADR	67,000	977,530
		2,514,728
Indonesia — 0.2%
Bank Central Asia Tbk PT	799,200	1,204,526
Ireland — 0.8%
Allied Irish Banks PLC	154,887	930,865
Bank of Ireland Group PLC†	13,848	113,423
CRH PLC	12,049	459,619
DCC PLC	15,435	1,498,476
James Hardie Industries PLC CDI	6,778	94,211
Kerry Group PLC, Class A (ISE)	2,313	222,225
Kerry Group PLC, Class A (LSE)	19,572	1,892,210
Paddy Power Betfair PLC	1,158	115,541
		5,326,570
Isle of Man — 0.0%
Genting Singapore PLC	91,700	79,096
Israel — 0.6%
Azrieli Group, Ltd.	562	31,194
Bank Hapoalim B.M.	15,871	111,036
Bank Leumi Le-Israel B.M.	20,190	107,096
Bezeq The Israeli Telecommunication Corp., Ltd.	29,679	42,409
Check Point Software Technologies, Ltd.†	25,079	2,859,508
Elbit Systems, Ltd.	334	49,068
Frutarom Industries, Ltd.	551	42,383
Israel Chemicals, Ltd.	6,696	29,703
Mizrahi Tefahot Bank, Ltd.	2,101	37,642
NICE, Ltd.	845	67,365
Taro Pharmaceutical Industries, Ltd.†	220	24,792
Teva Pharmaceutical Industries, Ltd. ADR	13,284	233,798
		3,635,994
Security Description	Shares	Value (Note 2)
Italy — 1.7%
Assicurazioni Generali SpA	18,179	$338,616
Atlantia SpA	6,607	208,573
Enel SpA	118,434	713,184
Eni SpA	37,209	615,683
GEDI Gruppo Editoriale SpA†	858	761
Intesa Sanpaolo SpA	1,597,018	5,647,448
Intesa Sanpaolo SpA RSP	13,999	46,327
Leonardo SpA	6,094	114,160
Luxottica Group SpA	2,536	141,742
Mediobanca SpA	8,329	89,384
Moncler SpA	37,252	1,075,167
Poste Italiane SpA*	7,590	55,887
Prysmian SpA	3,083	104,140
Recordati SpA	1,541	71,031
Saipem SpA†	8,889	38,326
Snam SpA	33,394	160,873
Telecom Italia SpA†	165,473	154,991
Telecom Italia SpA RSP	1,142,615	858,891
Terna Rete Elettrica Nazionale SpA	20,830	121,667
UniCredit SpA†	29,201	621,918
UnipolSai Assicurazioni SpA	13,784	32,192
		11,210,961
Japan — 20.5%
ABC-Mart, Inc.	500	26,394
Acom Co., Ltd.†	6,100	23,636
Aeon Co., Ltd.	8,900	131,493
AEON Financial Service Co., Ltd.	1,700	35,518
Aeon Mall Co., Ltd.	1,700	30,261
Air Water, Inc.	2,300	42,433
Aisin Seiki Co., Ltd.	14,700	774,681
Ajinomoto Co., Inc.	7,800	152,222
Alfresa Holdings Corp.	2,600	47,575
Alps Electric Co., Ltd.	2,925	77,177
Amada Holdings Co., Ltd.	4,600	50,487
ANA Holdings, Inc.	1,700	64,344
Aozora Bank, Ltd.	1,700	64,661
Asahi Glass Co., Ltd.	3,000	111,309
Asahi Group Holdings, Ltd.	5,600	226,737
Asahi Kasei Corp.	144,000	1,772,406
Asics Corp.	2,300	34,257
Astellas Pharma, Inc.	189,000	2,404,386
Bandai Namco Holdings, Inc.	2,900	99,480
Bank of Kyoto, Ltd.	1,000	50,833
Benesse Holdings, Inc.	1,200	43,297
Bridgestone Corp.	56,700	2,572,852
Brother Industries, Ltd.	3,300	76,778
Calbee, Inc.	1,400	49,207
Canon, Inc.	15,500	529,638
Casio Computer Co., Ltd.	3,300	46,454
Central Japan Railway Co.	9,400	1,648,185
Chiba Bank, Ltd.	12,000	85,848
Chubu Electric Power Co., Inc.	9,700	120,426
Chugai Pharmaceutical Co., Ltd.	3,300	136,956
Chugoku Bank, Ltd.	2,300	31,518
Chugoku Electric Power Co., Inc.	4,500	47,789
Coca-Cola Bottlers Japan, Inc.	1,838	59,620

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Concordia Financial Group, Ltd.	17,900	$88,462
Credit Saison Co., Ltd.	42,800	888,140
CyberAgent, Inc.	23,100	673,344
CYBERDYNE, Inc.†	1,585	21,115
Dai Nippon Printing Co., Ltd.	4,500	107,696
Dai-ichi Life Holdings, Inc.	15,800	283,494
Daicel Corp.	4,400	53,023
Daiichi Sankyo Co., Ltd.	8,300	187,206
Daikin Industries, Ltd.	16,400	1,660,769
Daito Trust Construction Co., Ltd.	1,100	200,400
Daiwa House Industry Co., Ltd.	8,400	290,016
Daiwa House REIT Investment Corp.	20	47,883
Daiwa Securities Group, Inc.	24,000	135,927
DeNA Co., Ltd.	1,700	38,102
Denso Corp.	6,900	349,093
Dentsu, Inc.	3,100	136,094
Disco Corp.	500	101,711
Don Quijote Holdings Co., Ltd.	1,900	71,002
East Japan Railway Co.	16,900	1,559,711
Eisai Co., Ltd.	3,900	200,190
Electric Power Development Co., Ltd.	42,200	1,059,828
FamilyMart UNY Holdings Co., Ltd.	1,200	63,239
FANUC Corp.	2,900	587,345
Fast Retailing Co., Ltd.	900	265,461
Fuji Electric Co., Ltd.	9,000	49,909
FUJIFILM Holdings Corp.	6,000	232,855
Fujitsu, Ltd.	29,000	215,429
Fukuoka Financial Group, Inc.	12,000	55,454
Hachijuni Bank, Ltd.	5,500	34,361
Hakuhodo DY Holdings, Inc.	3,200	42,032
Hamamatsu Photonics KK	17,700	534,815
Hankyu Hanshin Holdings, Inc.	3,500	132,815
Hikari Tsushin, Inc.	300	37,592
Hino Motors, Ltd.	3,800	46,468
Hirose Electric Co., Ltd.	500	70,384
Hiroshima Bank, Ltd.	3,500	28,336
Hisamitsu Pharmaceutical Co., Inc.	1,000	47,989
Hitachi Chemical Co., Ltd.	1,600	43,866
Hitachi Construction Machinery Co., Ltd.	1,600	47,421
Hitachi High-Technologies Corp.	1,000	36,259
Hitachi Metals, Ltd.	3,300	45,926
Hitachi, Ltd.	72,000	507,343
Honda Motor Co., Ltd.	86,000	2,546,563
Hoshizaki Corp.	900	79,102
Hoya Corp.	5,700	307,732
Hulic Co., Ltd.	4,400	43,130
Idemitsu Kosan Co., Ltd.	2,000	56,432
IHI Corp.	2,300	79,920
Iida Group Holdings Co., Ltd.	2,300	41,002
Inpex Corp.	14,200	150,865
Isetan Mitsukoshi Holdings, Ltd.	4,900	51,166
Isuzu Motors, Ltd.	8,000	106,003
ITOCHU Corp.	21,800	357,053
J. Front Retailing Co., Ltd.	3,300	45,603
Japan Airlines Co., Ltd.	1,900	64,299
Security Description	Shares	Value (Note 2)
Japan (continued)
Japan Airport Terminal Co., Ltd.	700	$24,946
Japan Exchange Group, Inc.	7,700	136,243
Japan Post Bank Co., Ltd.	6,000	74,117
Japan Post Holdings Co., Ltd.	6,800	80,313
Japan Prime Realty Investment Corp.	14	46,781
Japan Real Estate Investment Corp.	18	86,541
Japan Retail Fund Investment Corp.	35	62,799
Japan Tobacco, Inc.	16,000	524,399
JFE Holdings, Inc.	7,400	144,515
JGC Corp.	3,000	48,549
JSR Corp.	2,600	49,401
JTEKT Corp.	3,100	42,922
JXTG Holdings, Inc.	44,750	230,222
Kajima Corp.	14,000	139,098
Kakaku.com, Inc.	31,700	403,980
Kamigumi Co., Ltd.	2,000	46,301
Kaneka Corp.	5,000	38,836
Kansai Electric Power Co., Inc.	10,600	135,603
Kansai Paint Co., Ltd.	3,200	80,537
Kao Corp.	7,200	423,586
Kawasaki Heavy Industries, Ltd.	2,000	66,296
KDDI Corp.	120,800	3,185,191
Keihan Holdings Co., Ltd.	1,600	46,852
Keikyu Corp.	3,500	70,949
Keio Corp.	2,000	82,471
Keisei Electric Railway Co., Ltd.	2,000	55,365
Keyence Corp.	6,200	3,292,157
Kikkoman Corp.	2,100	64,572
Kintetsu Group Holdings Co., Ltd.	2,600	96,699
Kirin Holdings Co., Ltd.	70,300	1,654,338
Kobe Steel, Ltd.	4,600	52,571
Koito Manufacturing Co., Ltd.	9,500	596,045
Komatsu, Ltd.	13,400	381,190
Konami Holdings Corp.	1,400	67,309
Konica Minolta, Inc.	6,800	55,838
Kose Corp.	540	61,858
Kubota Corp.	149,500	2,717,638
Kuraray Co., Ltd.	5,000	93,490
Kurita Water Industries, Ltd.	1,500	43,324
Kyocera Corp.	4,700	291,628
Kyowa Hakko Kirin Co., Ltd.	3,700	62,935
Kyushu Electric Power Co., Inc.	6,300	66,905
Kyushu Financial Group, Inc.	5,100	31,364
Kyushu Railway Co.	2,400	71,344
Lawson, Inc.	800	52,966
LINE Corp.†	700	25,288
Lion Corp.	3,500	63,888
LIXIL Group Corp.	3,900	103,492
M3, Inc.	2,900	82,599
Mabuchi Motor Co., Ltd.	800	40,027
Makita Corp.	43,900	1,769,265
Marubeni Corp.	24,100	164,593
Marui Group Co., Ltd.	3,100	44,382
Maruichi Steel Tube, Ltd.	1,000	29,105
Mazda Motor Corp.	8,400	128,771
McDonald's Holdings Co. Japan, Ltd.	1,000	44,257

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mebuki Financial Group, Inc.	13,600	$52,575
Medipal Holdings Corp.	2,400	41,676
MEIJI Holdings Co., Ltd.	1,800	142,688
MinebeaMitsumi, Inc.	5,500	86,025
Miraca Holdings, Inc.	16,900	785,488
MISUMI Group, Inc.	4,000	105,328
Mitsubishi Chemical Holdings Corp.	20,400	194,346
Mitsubishi Corp.	70,400	1,636,358
Mitsubishi Electric Corp.	216,800	3,387,109
Mitsubishi Estate Co., Ltd.	18,200	316,448
Mitsubishi Gas Chemical Co., Inc.	2,300	53,900
Mitsubishi Heavy Industries, Ltd.	4,600	181,874
Mitsubishi Materials Corp.	1,700	58,769
Mitsubishi Motors Corp.	9,700	76,721
Mitsubishi Tanabe Pharma Corp.	3,300	75,663
Mitsubishi UFJ Financial Group, Inc.	515,000	3,344,239
Mitsubishi UFJ Lease & Finance Co., Ltd.	145,200	769,066
Mitsui & Co., Ltd.	25,000	369,473
Mitsui Chemicals, Inc.	2,800	85,101
Mitsui Fudosan Co., Ltd.	53,500	1,160,098
Mitsui OSK Lines, Ltd.	1,700	51,517
Mixi, Inc.	700	33,779
Mizuho Financial Group, Inc.	351,300	615,341
MS&AD Insurance Group Holdings, Inc.	6,900	222,161
Murata Manufacturing Co., Ltd.	2,800	411,571
Nabtesco Corp.	1,700	63,150
Nagoya Railroad Co., Ltd.	2,800	60,292
NEC Corp.	3,800	102,999
Nexon Co., Ltd.†	2,800	73,058
NGK Insulators, Ltd.	3,900	73,061
NGK Spark Plug Co., Ltd.	2,600	55,339
NH Foods, Ltd.	2,000	55,010
Nidec Corp.	3,400	417,578
Nikon Corp.	5,000	86,692
Nintendo Co., Ltd.	7,000	2,585,381
Nippon Building Fund, Inc.	20	99,711
Nippon Electric Glass Co., Ltd.	1,300	50,313
Nippon Express Co., Ltd.	1,300	84,683
Nippon Paint Holdings Co., Ltd.	2,300	78,183
Nippon Prologis REIT, Inc.	26	54,784
Nippon Steel & Sumitomo Metal Corp.	11,000	252,553
Nippon Telegraph & Telephone Corp.	86,700	3,973,445
Nippon Yusen KK†	2,300	47,809
Nissan Chemical Industries, Ltd.	1,800	63,346
Nissan Motor Co., Ltd.	34,000	336,752
Nisshin Seifun Group, Inc.	3,100	51,931
Nissin Foods Holdings Co., Ltd.	900	54,708
Nitori Holdings Co., Ltd.	1,300	185,888
Nitto Denko Corp.	2,400	200,105
NOK Corp.	1,500	33,593
Nomura Holdings, Inc.	53,500	299,533
Nomura Real Estate Holdings, Inc.	78,400	1,670,768
Security Description	Shares	Value (Note 2)
Japan (continued)
Nomura Real Estate Master Fund, Inc.	52	$67,608
Nomura Research Institute, Ltd.	2,000	78,027
NSK, Ltd.	5,700	76,844
NTT Data Corp.	8,800	94,159
NTT DOCOMO, Inc.	20,100	459,161
Obayashi Corp.	9,300	111,493
OBIC Co., Ltd.	1,000	62,919
Odakyu Electric Railway Co., Ltd.	4,200	79,689
Oji Holdings Corp.	13,000	70,127
Olympus Corp.	4,200	142,208
Omron Corp.	25,500	1,298,511
Ono Pharmaceutical Co., Ltd.	5,900	133,677
Oracle Corp. Japan	600	47,136
Oriental Land Co., Ltd.	3,200	243,828
ORIX Corp.	155,300	2,504,260
Osaka Gas Co., Ltd.	5,400	100,394
Otsuka Corp.	800	51,260
Otsuka Holdings Co., Ltd.	5,800	230,454
Panasonic Corp.	147,400	2,135,843
Park24 Co., Ltd.	1,500	36,525
Pola Orbis Holdings, Inc.	24,344	736,648
Rakuten, Inc.	14,000	152,659
Recruit Holdings Co., Ltd.	177,200	3,837,693
Renesas Electronics Corp.†	62,221	677,920
Resona Holdings, Inc.	33,400	171,564
Ricoh Co., Ltd.	9,900	96,251
Rinnai Corp.	600	51,349
Rohm Co., Ltd.	1,400	119,938
Ryohin Keikaku Co., Ltd.	420	123,733
Sankyo Co., Ltd.	800	25,523
Santen Pharmaceutical Co., Ltd.	124,300	1,958,533
SBI Holdings, Inc.	3,300	49,680
Secom Co., Ltd.	3,100	225,960
Sega Sammy Holdings, Inc.	2,800	39,117
Seibu Holdings, Inc.	2,500	42,702
Seiko Epson Corp.	4,200	101,636
Sekisui Chemical Co., Ltd.	136,500	2,685,723
Sekisui House, Ltd.	8,900	150,001
Seven & i Holdings Co., Ltd.	49,200	1,899,791
Seven Bank, Ltd.	8,900	32,112
Sharp Corp.†	2,200	66,376
Shimadzu Corp.	3,600	70,896
Shimamura Co., Ltd.	400	47,989
Shimano, Inc.	1,100	146,536
Shimizu Corp.	8,800	97,521
Shin-Etsu Chemical Co., Ltd.	5,800	518,534
Shinsei Bank, Ltd.	2,700	43,214
Shionogi & Co., Ltd.	4,400	240,519
Shiseido Co., Ltd.	48,700	1,948,433
Shizuoka Bank, Ltd.	8,000	71,948
Showa Shell Sekiyu KK	2,800	32,224
SMC Corp.	10,300	3,633,033
SoftBank Group Corp.	24,100	1,945,562
Sohgo Security Services Co., Ltd.	1,100	50,442
Sompo Holdings, Inc.	5,100	198,425
Sony Corp.	35,100	1,305,742

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Sony Financial Holdings, Inc.	2,500	$41,013
Stanley Electric Co., Ltd.	2,000	68,518
Start Today Co., Ltd.	2,830	89,660
Subaru Corp.	8,900	321,120
Sumitomo Chemical Co., Ltd.	23,000	143,693
Sumitomo Corp.	154,400	2,220,808
Sumitomo Dainippon Pharma Co., Ltd.	2,300	29,924
Sumitomo Electric Industries, Ltd.	11,000	179,676
Sumitomo Heavy Industries, Ltd.	1,800	72,144
Sumitomo Metal Mining Co., Ltd.	3,500	112,411
Sumitomo Mitsui Financial Group, Inc.	61,500	2,361,075
Sumitomo Mitsui Trust Holdings, Inc.	41,800	1,508,552
Sumitomo Realty & Development Co., Ltd.	6,000	181,560
Sumitomo Rubber Industries, Ltd.	32,600	597,389
Sundrug Co., Ltd.	1,096	45,389
Suntory Beverage & Food, Ltd.	30,300	1,349,060
Suruga Bank, Ltd.	2,300	49,587
Suzuken Co., Ltd.	1,100	39,102
Suzuki Motor Corp.	61,800	3,241,445
Sysmex Corp.	2,200	140,378
T&D Holdings, Inc.	7,900	114,683
Taiheiyo Cement Corp.	1,700	65,643
Taisei Corp.	3,200	167,785
Taisho Pharmaceutical Holdings Co., Ltd.	600	45,537
Taiyo Nippon Sanso Corp.	2,300	27,226
Takashimaya Co., Ltd.	5,000	46,834
Takeda Pharmaceutical Co., Ltd.	10,400	574,322
TDK Corp.	1,900	129,002
Teijin, Ltd.	2,600	51,249
Terumo Corp.	4,600	180,893
THK Co., Ltd.	50,300	1,712,055
Tobu Railway Co., Ltd.	3,000	82,382
Toho Co., Ltd.	1,700	59,298
Toho Gas Co., Ltd.	1,000	29,282
Tohoku Electric Power Co., Inc.	6,700	85,205
Tokio Marine Holdings, Inc.	60,100	2,351,124
Tokyo Electric Power Co. Holdings, Inc.†	22,100	89,166
Tokyo Electron, Ltd.	13,900	2,134,566
Tokyo Gas Co., Ltd.	5,600	137,257
Tokyo Tatemono Co., Ltd.	2,700	34,528
Tokyu Corp.	7,900	111,839
Tokyu Fudosan Holdings Corp.	7,200	43,446
Toppan Printing Co., Ltd.	9,000	89,260
Toray Industries, Inc.	21,100	204,671
Toshiba Corp.†	59,000	165,163
Tosoh Corp.	22,500	507,087
TOTO, Ltd.	2,000	84,248
Toyo Seikan Group Holdings, Ltd.	2,300	38,427
Toyo Suisan Kaisha, Ltd.	1,400	51,446
Toyoda Gosei Co., Ltd.	1,200	28,356
Toyota Industries Corp.	2,300	132,246
Security Description	Shares	Value (Note 2)
Japan (continued)
Toyota Motor Corp.	116,300	$6,935,108
Toyota Tsusho Corp.	3,000	98,511
Trend Micro, Inc.	1,800	88,620
Tsuruha Holdings, Inc.	487	58,211
Unicharm Corp.	5,900	135,067
United Urban Investment Corp.	43	62,976
USS Co., Ltd.	3,300	66,572
West Japan Railway Co.	2,400	166,832
Yahoo Japan Corp.	211,500	1,003,697
Yakult Honsha Co., Ltd.	1,300	93,695
Yamada Denki Co., Ltd.	10,000	54,655
Yamaguchi Financial Group, Inc.	3,000	35,112
Yamaha Corp.	2,400	88,514
Yamaha Motor Co., Ltd.	4,100	122,790
Yamato Holdings Co., Ltd.	5,100	102,952
Yamazaki Baking Co., Ltd.	1,700	30,699
Yaskawa Electric Corp.	3,500	110,886
Yokogawa Electric Corp.	3,200	54,487
Yokohama Rubber Co., Ltd.	1,700	35,050
		134,152,077
Jersey — 0.8%
Experian PLC	14,006	281,333
Ferguson PLC	3,721	244,121
Glencore PLC	177,442	813,181
Randgold Resources, Ltd.	1,326	129,976
Shire PLC	13,111	665,503
Shire PLC ADR	7,100	1,087,294
WPP PLC	104,307	1,935,833
		5,157,241
Luxembourg — 0.7%
ArcelorMittal†	9,691	249,979
Eurofins Scientific SE	160	101,095
Millicom International Cellular SA SDR	991	65,398
RTL Group SA	568	42,991
Samsonite International SA	566,700	2,426,662
SES SA FDR	5,289	115,708
Tenaris SA	118,348	1,678,507
		4,680,340
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	104,900	29,000
Mexico — 0.2%
America Movil SAB de CV, Series L ADR	40,100	711,775
Grupo Financiero Banorte SAB de CV, Class O	131,685	906,609
		1,618,384
Netherlands — 3.2%
Aalberts Industries NV	36,270	1,753,496
ABN AMRO Group NV CVA*	31,301	937,445
Aegon NV	25,468	148,336
AerCap Holdings NV†	2,223	113,617
Airbus SE	8,404	798,688
Akzo Nobel NV	3,617	333,958

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Altice NV, Class A†	6,986	$139,911
Altice NV, Class B†	1,311	26,186
ASML Holding NV	25,067	4,267,726
Boskalis Westminster NV	1,297	45,336
CNH Industrial NV	14,811	177,852
EXOR NV	1,491	94,543
Ferrari NV	1,792	198,030
Fiat Chrysler Automobiles NV†	15,611	279,712
Gemalto NV	1,193	53,291
Heineken Holding NV	1,532	143,948
Heineken NV	3,376	333,771
ING Groep NV	206,180	3,801,474
Koninklijke Ahold Delhaize NV	18,572	347,253
Koninklijke DSM NV	2,587	211,768
Koninklijke KPN NV	50,022	171,747
Koninklijke Philips NV	78,502	3,240,859
Koninklijke Vopak NV	1,060	46,486
Mobileye NV†	3,046	189,461
NN Group NV	4,593	192,222
NXP Semiconductors NV†	5,002	565,676
QIAGEN NV	3,138	98,765
Randstad Holding NV	1,740	107,638
RELX NV	14,144	301,069
STMicroelectronics NV	9,641	186,531
Unilever NV CVA	23,725	1,403,151
Wolters Kluwer NV	4,423	204,371
		20,914,317
New Zealand — 0.1%
Auckland International Airport, Ltd.	13,815	64,262
Contact Energy, Ltd.	10,726	42,611
Fletcher Building, Ltd.	10,394	59,985
Mercury NZ, Ltd.	10,446	25,578
Meridian Energy, Ltd.	19,089	39,227
Ryman Healthcare, Ltd.	5,816	38,942
Spark New Zealand, Ltd.	28,130	74,162
		344,767
Norway — 1.7%
DNB ASA	289,068	5,825,277
Gjensidige Forsikring ASA	2,983	51,911
Marine Harvest ASA	6,059	119,818
Norsk Hydro ASA	278,049	2,021,349
Orkla ASA	12,366	126,851
Schibsted ASA, Class A	1,125	28,985
Schibsted ASA, Class B	1,313	30,993
Statoil ASA	60,729	1,214,656
Storebrand ASA	158,377	1,344,251
Telenor ASA	10,937	231,250
Yara International ASA	2,718	121,729
		11,117,070
Papua New Guinea — 0.0%
Oil Search, Ltd.	20,247	111,172
Portugal — 0.1%
Banco Espirito Santo SA†(1)(2)	59,101	0
EDP — Energias de Portugal SA	35,007	131,779
Security Description	Shares	Value (Note 2)
Portugal (continued)
Galp Energia SGPS SA	7,291	$129,215
Jeronimo Martins SGPS SA	3,792	74,801
		335,795
Singapore — 1.7%
Ascendas Real Estate Investment Trust	35,200	69,027
Broadcom, Ltd.	7,800	1,891,812
CapitaLand Commercial Trust	31,000	37,823
CapitaLand Mall Trust	35,800	52,785
CapitaLand, Ltd.	38,100	100,555
City Developments, Ltd.	5,500	45,940
ComfortDelGro Corp., Ltd.	29,500	45,236
DBS Group Holdings, Ltd.	136,900	2,101,263
Global Logistic Properties, Ltd.	38,800	94,393
Hutchison Port Holdings Trust	84,000	36,120
Jardine Cycle & Carriage, Ltd.	1,400	40,603
Keppel Corp., Ltd.	22,200	106,217
Oversea-Chinese Banking Corp., Ltd.	361,200	2,971,722
SATS, Ltd.	9,500	32,286
Sembcorp Industries, Ltd.	113,900	248,549
Singapore Airlines, Ltd.	7,600	56,253
Singapore Exchange, Ltd.	12,400	67,556
Singapore Press Holdings, Ltd.	21,700	43,514
Singapore Technologies Engineering, Ltd.	21,700	55,032
Singapore Telecommunications, Ltd.	117,080	316,771
StarHub, Ltd.	7,700	14,759
Suntec Real Estate Investment Trust	36,500	50,184
United Overseas Bank, Ltd.	73,800	1,278,558
UOL Group, Ltd.	7,100	42,502
Wilmar International, Ltd.	459,600	1,077,465
Yangzijiang Shipbuilding Holdings, Ltd.	30,400	32,048
		10,908,973
South Korea — 0.8%
KT Corp.	26,726	680,196
NAVER Corp.	2,469	1,605,976
Samsung Electronics Co., Ltd.	1,369	3,064,667
		5,350,839
Spain — 2.3%
Abertis Infraestructuras SA	10,004	202,186
ACS Actividades de Construccion y Servicios SA	3,408	126,295
Aena SA*	1,016	183,424
Amadeus IT Group SA	6,484	421,413
Banco Bilbao Vizcaya Argentaria SA	401,122	3,584,566
Banco de Sabadell SA	77,650	162,074
Banco Santander SA	234,337	1,636,020
Bankia SA	14,693	70,852
Bankinter SA	10,150	96,018
CaixaBank SA	52,077	260,971
Distribuidora Internacional de Alimentacion SA	9,324	54,384
Enagas SA	3,271	92,107
Endesa SA	4,728	106,592
Ferrovial SA	7,030	154,751

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Gas Natural SDG SA	5,272	$116,706
Grifols SA	4,516	131,568
Iberdrola SA	84,654	657,546
Industria de Diseno Textil SA	65,867	2,482,191
International Consolidated Airlines Group SA	9,268	73,829
Mapfre SA	14,048	45,726
Red Electrica Corp. SA	90,871	1,909,580
Repsol SA	17,903	329,877
Siemens Gamesa Renewable Energy SA	3,487	45,520
Telefonica SA	178,326	1,937,339
		14,881,535
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	38,000	34,684
Sweden — 2.8%
Alfa Laval AB	4,286	104,665
ASSA ABLOY AB, Class B	122,169	2,789,897
Atlas Copco AB, Class A	9,819	415,791
Atlas Copco AB, Class B	5,890	228,371
Boliden AB	4,127	139,696
Electrolux AB, Series B	3,649	123,920
Elekta AB, Series B	216,473	2,240,503
Essity AB, Class B†	8,913	242,498
Getinge AB, Class B	3,035	56,900
Hennes & Mauritz AB, Class B	14,021	363,225
Hexagon AB, Class B	3,872	191,915
Husqvarna AB, Class B	6,175	63,532
ICA Gruppen AB	1,168	43,895
Industrivarden AB, Class C	2,481	62,841
Investor AB, Class B	6,672	329,549
Kinnevik AB, Class B	3,559	116,057
L E Lundbergforetagen AB	524	41,882
Lundin Petroleum AB†	2,733	59,794
Nordea Bank AB	250,828	3,399,847
Sandvik AB	16,435	283,505
Securitas AB, Class B	4,678	78,341
Skandinaviska Enskilda Banken AB, Class A	22,090	291,011
Skanska AB, Class B	4,971	115,167
SKF AB, Class B	103,156	2,248,056
Svenska Handelsbanken AB, Class A	167,109	2,521,541
Swedbank AB, Class A	13,355	369,255
Swedish Match AB	2,836	99,479
Tele2 AB, Class B	4,738	54,216
Telefonaktiebolaget LM Ericsson, Class B	135,844	780,049
Telia Co AB	38,218	179,995
Volvo AB, Class B	22,525	434,189
		18,469,582
Switzerland — 8.0%
ABB, Ltd.	106,740	2,638,876
Adecco Group AG	2,446	190,456
Baloise Holding AG	718	113,593
Security Description	Shares	Value (Note 2)
Switzerland (continued)
Barry Callebaut AG	33	$50,573
Chocoladefabriken Lindt & Spruengli AG	1	69,345
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	15	85,584
Cie Financiere Richemont SA	7,624	696,777
Coca-Cola HBC AG	2,653	89,764
Credit Suisse Group AG	35,458	561,337
Dufry AG†	503	79,890
EMS-Chemie Holding AG	124	82,466
GAM Holding AG	46,084	713,853
Geberit AG	553	261,609
Givaudan SA	135	293,742
Julius Baer Group, Ltd.	3,257	192,726
Kuehne & Nagel International AG	814	150,721
LafargeHolcim, Ltd.	6,639	388,049
Lonza Group AG	10,432	2,736,333
Nestle SA	181,961	15,239,363
Novartis AG	80,301	6,874,532
Pargesa Holding SA	468	38,905
Partners Group Holding AG	253	171,654
Roche Holding AG	39,020	9,961,010
Schindler Holding AG(AQXE)	298	64,102
Schindler Holding AG (Participation Certificate)(SIX)	9,138	2,018,504
SGS SA	79	189,515
Sika AG	31	230,655
Sonova Holding AG	3,155	535,309
Straumann Holding AG	139	89,284
Swatch Group AG(XEGT)	452	188,016
Swatch Group AG (TRQX)	760	60,550
Swiss Life Holding AG	483	170,136
Swiss Prime Site AG	953	85,670
Swiss Re AG	4,706	426,206
Swisscom AG	387	198,306
UBS Group AG	191,675	3,275,904
Vifor Pharma AG	710	83,586
Zurich Insurance Group AG	10,499	3,202,772
		52,499,673
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	361,000	2,577,381
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	51,427	1,931,084
		4,508,465
United Kingdom — 16.0%
3i Group PLC	14,751	180,467
Admiral Group PLC	2,957	71,996
Anglo American PLC	19,422	348,611
Antofagasta PLC	177,783	2,260,794
Ashtead Group PLC	7,590	182,969
Associated British Foods PLC	5,194	222,231
AstraZeneca PLC	18,444	1,224,626
Auto Trader Group PLC*	14,702	77,325
Aviva PLC	637,262	4,393,473

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Babcock International Group PLC	3,723	$41,282
BAE Systems PLC	308,094	2,607,121
Barclays PLC	245,811	636,869
Barclays PLC ADR	33,300	344,655
Barratt Developments PLC	14,862	122,378
Berkeley Group Holdings PLC	1,901	94,685
BHP Billiton PLC	207,462	3,654,296
BP PLC	287,312	1,837,595
British American Tobacco PLC	33,555	2,100,703
British Land Co. PLC	14,682	118,437
BT Group PLC	123,789	470,925
Bunzl PLC	61,465	1,867,171
Burberry Group PLC	155,382	3,664,527
Capita PLC	9,994	75,665
Carnival PLC	2,773	176,241
Centrica PLC	79,128	198,279
Close Brothers Group PLC	11,980	236,785
Cobham PLC	34,772	67,888
Coca-Cola European Partners PLC	3,152	132,157
Compass Group PLC	92,518	1,962,509
ConvaTec Group PLC*	19,976	73,317
Croda International PLC	1,990	101,144
Diageo PLC	194,912	6,406,793
Direct Line Insurance Group PLC	309,383	1,507,388
Dixons Carphone PLC	14,769	38,275
easyJet PLC	2,402	39,171
Fresnillo PLC	3,376	63,560
G4S PLC	23,511	87,678
GKN PLC	216,567	1,004,091
GlaxoSmithKline PLC	71,524	1,426,610
GlaxoSmithKline PLC ADR	47,000	1,908,200
Great Portland Estates PLC	71,646	586,594
Hammerson PLC	12,004	86,378
Hargreaves Lansdown PLC	3,570	70,800
Hikma Pharmaceuticals PLC	2,107	34,191
HSBC Holdings PLC	292,806	2,892,085
IMI PLC	4,140	68,957
Imperial Brands PLC	14,004	597,489
Inmarsat PLC	6,394	55,135
InterContinental Hotels Group PLC	2,613	138,236
Intertek Group PLC	2,454	163,826
Intu Properties PLC	13,821	42,689
Investec PLC	9,531	69,605
ITV PLC	52,893	123,821
J Sainsbury PLC	23,531	75,014
Johnson Matthey PLC	12,037	551,631
Kingfisher PLC	450,147	1,800,542
Land Securities Group PLC	11,142	145,199
Legal & General Group PLC	87,861	305,990
Liberty Global PLC, Class A†	20,773	704,412
Lloyds Banking Group PLC	5,191,487	4,711,698
London Stock Exchange Group PLC	4,683	240,341
Marks & Spencer Group PLC	24,574	116,372
Mediclinic International PLC	5,370	46,773
Meggitt PLC	249,628	1,742,752
Merlin Entertainments PLC*	9,883	58,999
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Micro Focus International PLC	6,403	$204,805
Mondi PLC	5,498	147,715
National Grid PLC	168,160	2,083,441
Next PLC	2,099	147,946
Old Mutual PLC	72,037	187,460
Pearson PLC	12,346	101,247
Persimmon PLC	52,745	1,824,913
Provident Financial PLC	2,159	24,027
Prudential PLC	241,233	5,774,898
Reckitt Benckiser Group PLC	42,807	3,908,029
RELX PLC	15,780	346,147
Rio Tinto PLC	18,088	841,783
Rolls-Royce Holdings PLC	24,166	287,232
Rolls-Royce Holdings PLC, Class C (Preference Shares)†	6,347,999	8,506
Royal Bank of Scotland Group PLC†	51,387	184,748
Royal Dutch Shell PLC, Class A(TRQX)	65,398	1,970,434
Royal Dutch Shell PLC, Class A (CHIX)	165,047	4,987,917
Royal Dutch Shell PLC, Class B	54,622	1,679,424
Royal Dutch Shell PLC, Class B ADR	28,500	1,782,390
Royal Mail PLC	13,258	68,256
RSA Insurance Group PLC	176,267	1,471,512
Sage Group PLC	16,156	151,218
Schroders PLC	1,903	85,553
Segro PLC	14,374	103,240
Severn Trent PLC	3,596	104,709
Sky PLC	15,525	190,352
Smith & Nephew PLC	13,128	237,134
Smiths Group PLC	6,011	127,023
SSE PLC	48,623	910,212
St James's Place PLC	7,793	119,672
Standard Chartered PLC†	138,383	1,375,172
Standard Life PLC	40,115	233,024
Tate & Lyle PLC	7,132	61,976
Taylor Wimpey PLC	48,719	127,629
Tesco PLC†	119,030	298,505
Travis Perkins PLC	3,735	72,471
Unilever PLC	129,859	7,515,534
United Utilities Group PLC	10,253	117,400
Vodafone Group PLC	1,071,066	2,996,756
Vodafone Group PLC ADR	84,200	2,396,332
Weir Group PLC	3,222	84,838
Whitbread PLC	24,974	1,260,297
WM Morrison Supermarkets PLC	31,415	98,547
Worldpay Group PLC*	29,057	158,471
		104,317,311
United States — 0.7%
Autoliv, Inc. SDR	9,049	1,121,001
Philip Morris International, Inc.	13,729	1,524,056
Priceline Group, Inc.†	1,006	1,841,805
		4,486,862
Total Common Stocks (cost $549,275,105)		644,933,491

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE ETF Index Fund (cost $3,127,691)	45,640	$3,125,427
RIGHTS — 0.0%
Singapore — 0.0%
CapitaLand Commercial Trust† Expires 17/10/2019 (Strike price SGD 1.36) (cost $0)	5,146	1,108
Total Long-Term Investment Securities (cost $552,402,796)		648,060,026
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(3)	657,774	657,774
T. Rowe Price Government Reserve Fund 1.07%(3)	655,973	655,973
Total Short-Term Investment Securities (cost $1,313,747)		1,313,747
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $1,509,015 collateralized by $1,520,000 of United States Treasury Notes, bearing interest at 2.38% due 05/15/2027 and having an approximate value of $1,542,104 (cost $ 1,509,000)	$1,509,000	1,509,000
TOTAL INVESTMENTS (cost $555,225,543)(4)	99.6%	650,882,773
Other assets less liabilities	0.4	2,713,775
NET ASSETS	100.0%	$653,596,548

#  See Note 1

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $4,885,700 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security classified as Level 3 (see Note 2).

(2)  Illiquid security. At September 30, 2017 the aggregate value of these securities was $1,618 representing 0.0% of net assets.

(3)  The rate shown is the 7-day yield as of September 30, 2017.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AQXE — Equis Exchange

CDI — Chess Depositary Interest

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SGD — Singapore Dollar

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
26	Long	E-Mini MSCI EAFE Index	December 2017	$2,543,714	$2,571,920	$28,206

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust International Equity Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$31,236,343	$—	$1,618	$31,237,961
Portugal	335,795	—	0	335,795
United Kingdom	104,308,805	8,506	—	104,317,311
Other Countries	509,042,424	—	—	509,042,424
Exchange-Traded Funds .	3,125,427	—	—	3,125,427
Rights	1,108	—	—	1,108
Short-Term Investment Securities	1,313,747	—	—	1,313,747
Repurchase Agreements	—	1,509,000	—	1,509,000
Total Investments at Value	$649,363,649	$1,517,506	$1,618	$650,882,773
Other Financial Instruments:†
Futures Contracts	$28,206	$—	$—	$28,206

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
United States Treasury Notes	29.1%
Diversified Financial Services	15.1
Federal National Mtg. Assoc.	11.4
Diversified Banking Institutions	7.4
United States Treasury Bonds	7.1
Federal Home Loan Mtg. Corp.	5.6
Government National Mtg. Assoc.	2.8
Repurchase Agreements	2.7
Sovereign	2.7
Pipelines	1.9
Telephone-Integrated	1.7
Cable/Satellite TV	1.4
Electric-Integrated	1.3
Banks-Super Regional	1.3
Oil Companies-Exploration & Production	1.2
Banks-Commercial	1.1
Brewery	0.8
Tobacco	0.7
Medical-Generic Drugs	0.7
Auto-Cars/Light Trucks	0.7
Municipal Bonds & Notes	0.6
Computers	0.6
Oil Companies-Integrated	0.6
Medical-HMO	0.5
Electronic Components-Semiconductors	0.5
Medical-Drugs	0.5
Foreign Government Obligations	0.4
Transport-Rail	0.4
Applications Software	0.3
Retail-Drug Store	0.3
Broadcast Services/Program	0.3
Medical-Biomedical/Gene	0.3
Real Estate Investment Trusts	0.3
Insurance-Multi-line	0.3
Multimedia	0.3
Food-Misc./Diversified	0.3
E-Commerce/Products	0.3
Chemicals-Specialty	0.3
Diversified Minerals	0.2
Medical-Wholesale Drug Distribution	0.2
Medical Products	0.2
Finance-Credit Card	0.2
Paper & Related Products	0.2
Insurance Brokers	0.2
Oil Refining & Marketing	0.2
Metal-Iron	0.2
Cellular Telecom	0.2
Enterprise Software/Service	0.2
Consulting Services	0.2
Semiconductor Equipment	0.2
Savings & Loans/Thrifts	0.2
Computer Services	0.2
Medical Labs & Testing Services	0.2
Auto/Truck Parts & Equipment-Original	0.1
Transport-Services	0.1
Office Automation & Equipment	0.1
Aerospace/Defense	0.1
Airlines	0.1
Trucking/Leasing	0.1
Retail-Building Products	0.1
Electric-Generation	0.1%
Finance-Other Services	0.1
Commercial Services	0.1
Insurance-Life/Health	0.1
Coatings/Paint	0.1
Containers-Paper/Plastic	0.1
Aerospace/Defense-Equipment	0.1
Federal Home Loan Bank	0.1
Diversified Manufacturing Operations	0.1
Banks-Special Purpose	0.1
Electronic Measurement Instruments	0.1
Networking Products	0.1
Beverages-Wine/Spirits	0.1
Banks-Fiduciary	0.1
Diagnostic Equipment	0.1
Insurance-Property/Casualty	0.1
Tennessee Valley Authority	0.1
Electric-Distribution	0.1
Insurance-Mutual	0.1
Data Processing/Management	0.1
Medical-Hospitals	0.1
Wireless Equipment	0.1
Casino Hotels	0.1
Metal Processors & Fabrication	0.1
Airport Development/Maintenance	0.1
Retail-Restaurants	0.1
Food-Wholesale/Distribution	0.1
Investment Management/Advisor Services	0.1
Machinery-Construction & Mining	0.1
Building & Construction Products-Misc.	0.1
Building Products-Wood	0.1
Machinery-General Industrial	0.1
Finance-Consumer Loans	0.1
SupraNational Banks	0.1
Distribution/Wholesale	0.1
111.0%
Credit Quality†##
Aaa	60.4%
Aa	1.5
A	8.4
Baa	15.7
Ba	4.3
B	1.5
Caa	0.9
Ca	0.3
Not Rated@	7.0
100.0%

*  Calculated as a percentage of net assets

#  See Note 1

†  Source: Moody's

##  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES — 15.1%
Diversified Financial Services — 15.1%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 1.74% (1 ML+0.50%) due 01/25/2036(1)	$146,472	$140,143
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 1.78% (1 ML+0.54%) due 11/25/2035(1)	193,983	192,760
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	214,972	189,776
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.60% (1 ML+0.37%) due 12/15/2021	145,000	145,635
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 1.43% (1 ML+0.19%) due 09/25/2046(1)	173,389	152,388
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.83% (12 MTA+0.94%) due 10/25/2046(1)	64,589	56,519
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 2.56% (3 ML+1.25%) due 07/25/2029*(2)	1,190,000	1,200,412
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.81% (3 ML+1.51%) due 01/15/2029*(2)	841,716	854,161
Angel Oak Mtg. Trust LLC VRS Series 2017-2, ClassA1 2.48% due 07/25/2047*(1)(15)	862,405	860,218
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(1)(15)	263,166	263,113
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 2.78% (3 ML+1.47%) due 04/24/2029*(2)	1,080,000	1,085,997
Apidos CLO XVI FRS Series 2013-16A, Class A1R 2.29% (3 ML+0.98%) due 01/19/2025*(2)	795,000	794,602
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.73% (3 ML+1.43%) due 07/18/2027*(2)	1,500,000	1,519,197
Apidos CLO, Ltd. FRS Series 2015-20A, Class A1R 2.63% (3 ML+1.33%) due 01/16/2027*(2)	1,305,000	1,311,907
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Atlas Senior Loan Fund, Ltd. FRS Series 2014-6A, Class AR 2.55% (3 ML+1.25%) due 10/15/2026*(2)	$1,705,000	$1,709,370
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 2.41% (3 ML+1.10%) due 04/25/2026*(2)	1,205,000	1,210,382
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	99,851
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 2.46% (3 ML+1.15%) due 07/20/2025*(2)	295,000	296,020
Babson CLO, Ltd. FRS Series 2016-2A, Class A 2.76% (3 ML+1.45%) due 07/20/2028*(2)	1,834,000	1,840,786
Bain Capital Credit CLO FRS Series 2017-1A, Class A1 2.56% (3 ML+1.25%) due 07/20/2030*(2)	995,000	999,060
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 1.30% (1 ML+0.06%) due 01/25/2037(1)	15,819	12,560
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 1.47% (1 ML+0.23%) due 02/20/2047(1)	409,529	397,040
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(15)	1,434,391	1,471,309
Bayview Opportunity Master Fund Trust Series 2017-RN7, Class A1 3.10% due 09/28/2032*	368,000	368,000
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(15)	955,748	979,804
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(15)	1,131,113	1,158,975
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)(15)	3,970,000	4,073,594
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(15)	806,207	839,444

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(15)	$1,541,131	$1,606,174
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	1,155,000	1,182,226
BCAP LLC Trust FRS Series 2006-AA2, Class A1 1.41% (1 ML+0.17%) due 01/25/2037(1)	22,811	20,698
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 1.72% (1 ML+0.48%) due 02/25/2036(1)	67,106	61,533
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 1.74% (1 ML+0.50%) due 01/25/2036(1)	200,915	202,666
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 1.42% (1 ML+0.18%) due 10/25/2036(1)	101,364	93,387
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 1.44% (1 ML+0.20%) due 02/25/2037(1)	214,789	211,582
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 2.79% (3 ML+1.49%) due 01/15/2029*(2)	680,000	687,498
BlueMountain CLO, Ltd. FRS Series 2014-1, Class A1R 2.57% (3 ML+1.26%) due 04/30/2026*(2)	1,320,000	1,334,557
BlueMountain CLO, Ltd. FRS Series 2014-4A, Class A1R 2.67% (3 ML+1.35%) due 11/30/2026*(2)	1,774,000	1,784,928
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1 2.79% (3 ML+1.48%) due 10/20/2027*(2)	2,115,000	2,114,712
BMW Vehicle Lease Trust Series 2017-1, Class A3 1.98% due 05/20/2020	100,000	100,290
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.79% (3 ML+1.47%) due 04/27/2027*(2)	1,355,000	1,360,898
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	160,000	157,945
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
CBAM CLO Management LLC FRS Series 2017-3A, Class A 2.60% (3ML+1.23%) due 10/17/2029*(2)	$1,180,000	$1,180,000
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.41% (3 ML+1.10%) due 01/25/2026*(2)	1,495,000	1,497,117
Cent CLO, Ltd. FRS Series 2014-21A, Class A1AR 2.53% (3 ML+1.21%) due 07/27/2026*(2)	810,000	810,134
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(4)	347,121	347,705
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	219,000	217,567
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.24% due 12/25/2035(1)(15)	187,638	182,363
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	309,045	295,421
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(15)	290,084	295,242
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.39% due 09/25/2047(1)(15)	257,461	240,727
CIFC Funding, Ltd. FRS Series 2014-1A, Class AR 2.35% (3 ML+1.05%) due 04/18/2025*(2)	1,285,000	1,287,019
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.52% (3 ML+1.20%) due 05/24/2026*(2)	1,495,000	1,503,227
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	80,000	80,050
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	150,000	150,998
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.20% due 07/10/2047(4)(5)(15)	4,139,750	228,459
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.30% due 04/10/2048(4)(5)(15)	3,669,276	220,379

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(4)	$100,000	$99,132
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(4)	303,000	306,278
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(4)	435,965	441,542
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,079,998
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(4)	610,000	644,751
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.43% due 12/10/2049(4)(15)	22,533	22,522
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(1)(15)	1,875,000	1,874,989
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(1)(15)	800,775	810,655
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)(15)	434,850	435,064
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(4)	454,000	461,875
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	1,205,000	1,253,086
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(4)	1,135,000	1,185,260
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	605,000	644,574
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	913,195
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.27% due 12/10/2049(4)(15)	46,484	46,451
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 1.51% (1 ML+0.27%) due 01/25/2036(1)	140,401	133,069
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 1.56% (1 ML+0.32%) due 11/25/2035(1)	$57,994	$49,809
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 2.04% (1 ML+0.80%) due 12/25/2035(1)	132,678	115,355
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	204,097	160,815
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.92% (1 ML+0.68%) due 03/25/2035(1)	68,549	63,411
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.08% due 11/20/2035(1)(15)	40,020	36,297
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.38% due 06/20/2035(1)(15)	118,661	119,412
Covenant Credit Partners CLO III, Ltd. FRS Series 2017-1A, Class B 3.23% (3 ML+1.85%) due 10/15/2029*(2)	540,000	541,646
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.00% due 06/15/2057(4)(5)(15)	10,155,094	474,006
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.97% due 01/15/2049(4)(5)(15)	2,814,573	304,487
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(4)	730,000	747,157
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	759,440
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,496,010
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	733,889
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(15)	725,793	732,143
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	372,000	392,873

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 1.93% (1 ML+0.70%) due 06/15/2034*(4)	$300,000	$300,280
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)(15)	707,463	703,476
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 1.39% (1 ML+0.15%) due 12/25/2036(1)	224,776	205,323
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 1.39% (1 ML+0.15%) due 03/25/2037(1)	20,047	18,125
Dryden 49 Senior Loan Fund FRS Series 2017-49A, Class A 2.54% (3 ML+1.21%) due 07/18/2030*(2)	1,535,000	1,547,842
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 2.06% (3 ML+0.80%) due 07/15/2030*(2)	765,000	764,991
Dryden Senior Loan Fund FRS Series 2015-38A, Class A 2.73% (3 ML+1.43%) due 07/15/2027*(2)	575,000	579,744
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.73% (3 ML+1.43%) due 10/15/2028*(2)	1,370,000	1,388,048
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class AR 2.38% (3 ML+1.08%) due 04/18/2026*(2)	1,255,000	1,258,479
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.81% (12 MTA+0.92%) due 03/19/2046(1)	478,990	434,691
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 1.55% (1 ML+0.31%) due 09/25/2036(11)	495,000	438,996
Flatiron CLO, Ltd. FRS Series 2017-1A, Class A 2.70% (3 ML+1.25%) due 05/15/2030*(2)	975,000	984,080
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	168,000	168,458
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	$180,000	$181,729
GM Financial Automobile Leasing Trust Series 2017-2, Class A4 2.18% due 06/21/2021	150,000	150,265
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.69% due 09/19/2035(1)(15)	46,245	45,474
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.85% due 04/19/2036(1)(15)	306,870	290,375
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 1.40% (1 ML+0.16%) due 02/25/2037(1)	76,777	75,678
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.29% (12 MTA+1.40%) due 10/25/2045(1)	214,870	182,123
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,299,786
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	178,688
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,277,605
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,370,996
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 1.29% (1 ML+0.05%) due 12/25/2046(11)	45,830	34,476
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 1.31% (1 ML+0.07%) due 12/25/2046(11)	85,816	51,256
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 1.32% (1 ML+0.08%) due 02/25/2037(11)	443,137	258,672
GSAA Home Equity Trust FRS Series 2006-19, Class A1 1.33% (1 ML+0.09%) due 12/25/2036(11)	15,287	7,771
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.34% (1 ML+0.10%) due 03/25/2037(11)	496,358	269,074

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 1.48% (1 ML+0.24%) due 11/25/2036(11)	$112,990	$70,052
GSAA Home Equity Trust FRS Series 2006-3, Class A3 1.54% (1 ML+0.30%) due 03/25/2036(11)	24,239	18,543
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 1.56% (1 ML+0.32%) due 04/25/2047(11)	195,293	144,435
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(11)	112,325	59,523
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(11)(15)	366,484	193,945
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(11)	365,000	372,411
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 1.54% (1 ML+0.30%) due 01/25/2037(1)	626,470	441,097
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.39% due 01/25/2036(1)(15)	13,406	13,434
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.39% due 01/25/2036(1)(15)	173,487	173,374
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.59% due 10/25/2035(1)(15)	121,401	107,064
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 1.43% (1 ML+0.19%) due 01/19/2038(1)	13,015	12,230
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 1.48% (1 ML+0.24%) due 12/19/2036(1)	313,060	274,329
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	79,000	78,679
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 1.51% (1 ML+0.27%) due 02/25/2036	200,000	194,286
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(4)	550,000	536,900
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 1.52% (1 ML+0.28%) due 07/25/2035(1)	$6,540	$5,698
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.51% due 12/25/2036(1)(15)	303,690	291,544
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.61% due 04/25/2037(1)(15)	170,391	133,623
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	996,460	1,023,537
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	1,154,209	1,201,965
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.35% due 05/25/2036(1)(15)	154,177	152,174
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	305,347
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,425,871
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(4)(15)	63,679	64,353
Lehman XS Trust FRS Series 2006-16N, Class A4A 1.43% (1 ML+0.19%) due 11/25/2046(1)(11)	435,036	394,897
Lehman XS Trust FRS Series 2007-16N, Class 2A2 2.09% (1 ML+0.85%) due 09/25/2047(1)	272,711	253,076
LSTAR Securities Investment Ltd. FRS Series 2016-5, Class A1 3.24% (1 ML+2.00%) due 11/01/2021*(1)	653,943	654,195
LSTAR Securities Investment Ltd. FRS Series 2017-3, Class A1 3.24% (1 ML+2.00%) due 04/01/2022*(1)	267,674	267,711

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 2.99% (1 ML+1.75%) due 09/01/2022*(1)(3)	$715,000	$714,349
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.24% (1 ML+2.00%) due 02/01/2022*(1)	971,493	968,829
Luminent Mtg. Trust FRS Series 2005-1, Class A1 1.50% (1 ML+0.26%) due 11/25/2035(1)	217,234	203,134
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 2.57% (3 ML+1.26%) due 07/20/2026*(2)	1,290,000	1,300,708
Madison Park Funding XIII, Ltd. FRS Series 13A, Class AR 2.42% (3 ML+1.11%) due 01/19/2025*(2)	740,000	740,084
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.47% (3 ML+1.16%) due 07/23/2029*(2)	1,235,000	1,240,656
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 2.31% (3 ML+1.00%) due 07/25/2026*(2)	2,515,000	2,519,985
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 2.81% (3 ML+1.50%) due 07/25/2026*(2)	880,000	879,111
Magnetite VIII, Ltd. FRS Series 2014-8A, Class AR 2.60% (3 ML+1.30%) due 04/15/2026*(2)	745,000	747,849
Magnetite XII, Ltd. FRS Series 2015-12A, Class AR 2.63% (3 ML+1.33%) due 04/15/2027*(2)	1,775,000	1,787,918
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.44% due 11/21/2034(1)(15)	120,932	123,841
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 3.50% due 07/25/2035(1)(15)	267,217	230,685
MFA Trust VRS Series 2017-RPL1, ClassA1 2.59% due 02/25/2057*(1)(15)	536,080	533,836
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 1.39% (1 ML+0.15%) due 06/25/2036(11)	$19,127	$17,341
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.28% due 12/15/2047(4)(5)(15)	2,746,287	137,590
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	510,099
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	802,219
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,896,939
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	51,503
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.62% due 06/15/2050(4)(5)(15)	1,772,053	173,600
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	781,300
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 1.41% (1 ML+0.17%) due 11/25/2036(11)	278,983	132,222
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 2.41% (1 ML+1.17%) due 06/10/2019*(1)	2,027,000	2,026,990
Nationstar HECM Loan Trust Series 2017-1A, Class A 1.97% due 05/25/2027*	314,927	314,993
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(3)(15)	505,000	505,000
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	140,000	140,449
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.74% (1 ML+1.50%) due 06/25/2057*(1)	2,084,137	2,142,277

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)(15)	$1,410,601	$1,457,073
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(15)	1,224,256	1,263,462
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(15)	2,492,918	2,595,736
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(15)	2,537,711	2,652,800
New Residential Mtg. Loan Trust VRS Series 2017-3A, ClassA1 4.00% due 04/25/2057*(1)(15)	2,058,594	2,141,974
New Residential Mtg. Loan Trust VRS Series 2017-4A, ClassA1 4.00% due 05/25/2057*(1)(15)	1,750,960	1,823,625
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.08% due 06/25/2036(1)(15)	190,853	172,603
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, ClassA1 3.00% due 06/25/2057*	617,745	618,065
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.44% (3 ML+1.13%) due 07/20/2026*(2)	405,000	406,257
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.87% (3 ML+1.55%) due 02/15/2026*(2)	1,325,000	1,325,712
Oaktree EIF II, Ltd. FRS Series 2014-A2, Class AR 2.47% (3 ML+1.15%) due 11/15/2025*(2)	1,780,000	1,782,971
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.83% (3 ML+1.53%) due 04/17/2027*(2)	1,160,000	1,160,147
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 2.63% (3 ML+1.32%) due 03/17/2030*(2)	865,000	878,778
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 2.42% (3 ML+1.12%) due 07/17/2025*(2)	$705,000	$705,763
OneMain Financial Issuance Trust Series 2017-1A, ClassA1 2.37% due 09/14/2032*	1,910,000	1,901,794
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,225,000	2,263,644
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1R 2.43% (3 ML+1.13%) due 01/17/2026*(2)	2,110,000	2,114,541
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.76% (3 ML+1.45%) due 04/30/2027*(2)	2,100,000	2,110,729
RALI Series Trust FRS Series 2006-QA3, Class A2 1.54% (1 ML+0.30%) due 04/25/2036(1)	343,798	314,798
RALI Series Trust VRS Series 2007-QH9, Class A1 2.28% due 11/25/2037(1)(15)	80,855	69,903
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	96,459	93,696
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(11)	342,871	191,041
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)(11)	160,666	98,155
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 3.99% due 04/25/2037(1)(15)	31,036	29,964
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 1.33% (1 ML+0.09%) due 07/25/2036(11)	193,941	104,356
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.42% (3 ML+1.12%) due 07/17/2026*(2)	955,000	962,757
Sequoia Mtg. Trust VRS Series 2007-3, Class 2AA1 3.51% due 07/20/2037(1)(15)	25,314	24,410
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2R 2.46% (3 ML+1.16%) due 07/17/2026*(2)	1,580,000	1,586,241

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	$330,688	$332,085
Sound Point CLO XV, Ltd. FRS Series 2017-1A, Class A 2.70% (3 ML+1.39%) due 01/23/2029*(2)	600,000	602,839
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 1.42% (1 ML+0.18%) due 07/25/2037(11)	50,000	42,570
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.49% (1 ML+0.25%) due 11/25/2036(11)	290,000	236,735
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,225,623
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 1.54% (1 ML+0.30%) due 09/25/2034(1)	28,109	26,166
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 1.47% (1 ML+0.23%) due 02/25/2036(1)	136,921	124,116
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.97% (1 ML+1.75%) due 01/09/2023*(2)	1,200,000	1,198,907
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 2.48% (3 ML+1.18%) due 10/17/2026*(2)	1,150,000	1,155,612
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 2.58% (3 ML+1.28%) due 07/14/2026*(2)	1,130,000	1,130,125
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,409
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,931
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.47% (3 ML+1.16%) due 10/20/2026*(2)	810,000	810,066
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(15)	$434,277	$436,468
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(15)	999,376	1,003,807
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(15)	2,511,465	2,524,687
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(15)	713,561	717,385
Towd Point Mtg. Trust VRS Series 2017-4, ClassA1 2.75% due 06/25/2057*(15)	1,810,720	1,818,970
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(15)	1,303,713	1,310,361
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.68% (3 ML+1.37%) due 04/20/2027*(2)	1,280,000	1,290,758
Venture XXVII CLO, Ltd. FRS Series 2017-27A, Class A 2.48% (3 ML+1.30%) due 07/20/2030*(2)	665,000	670,250
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 2.57% (3 ML+1.24%) due 06/20/2029*(2)	1,785,000	1,797,700
Vibrant CLO, Ltd. FRS Series 2015-3A, Class A1R 2.79% (3 ML+1.48%) due 04/20/2026*(2)	1,120,000	1,120,205
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,219,237
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 04/25/2059*	619,491	621,870
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*	408,000	408,111
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 2.25% (3 ML+0.95%) due 10/14/2026*(2)	350,000	350,774
Voya CLO, Ltd. FRS Series 2014-2A, Class A1R 2.55% (3 ML+1.25%) due 04/17/2030*(2)	250,000	250,980
Voya CLO, Ltd. FRS Series 2014-1A, Class A1R 2.63% (3 ML+1.33%) due 04/18/2026*(2)	565,000	565,059

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.65% (12 MTA+0.82%) due 12/25/2046(1)	$556,847	$502,301
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 1.77% (12 MTA+0.88%) due 10/25/2046(1)	232,835	208,545
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.21% (COFI 11+1.50%) due 11/25/2046(1)	76,859	72,938
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.08% due 06/25/2037(1)(15)	194,305	183,112
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2007-HY1, Class A1 1.33% (1 ML+0.09%) due 02/25/2037(1)	475,550	332,387
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.72% (12 MTA+0.83%) due 11/25/2046(1)	166,838	142,758
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 1.84% (1 ML+0.60%) due 07/25/2036(1)	97,819	69,725
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.32% due 05/15/2048(4)(5)(15)	3,707,302	221,568
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.32% due 09/15/2057(4)(5)(15)	9,610,794	554,615
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(4)(15)	75,000	65,607
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 3.44% due 10/25/2035(1)(15)	575,000	585,315
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 3.72% due 10/25/2036(1)(15)	152,336	148,583
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,212,298
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(4)(5)(15)	$528,016	$11,317
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	150,000	148,267
York, Ltd. FRS Series 2016-2A, Class A 2.94% (3 ML+1.63%) due 01/20/2030*(2)	1,240,000	1,250,820
Total Asset Backed Securities (cost $163,557,420)		165,464,974
U.S. CORPORATE BONDS & NOTES — 25.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	98,744
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	199,003
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052*	1,093,000	1,092,989
		1,291,992
Aerospace/Defense-Equipment — 0.1%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	94,000	97,995
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	115,000	113,333
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	165,000	164,467
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	154,295
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	120,000	121,636
		651,726
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.88% due 11/15/2041	66,000	62,166
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)	14,422	14,474
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	160,000	161,799

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	$855,000	$878,769
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	113,561	117,820
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	72,527	76,153
		1,249,015
Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	105,000	109,603
Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	495,000	478,447
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	590,000	610,888
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,120,000	1,129,454
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	485,000	499,782
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	126,000	136,548
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	585,000	658,834
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	60,000	63,600
		3,577,553
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	95,000	98,800
Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	223,000	220,978
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	163,000	162,518
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	155,000	152,641
Security Description	Principal Amount(16)	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	$318,000	$319,320
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	289,016
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	707,000	737,687
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	212,000	211,875
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	914,316
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,422,233
General Motors Co. Senior Notes 5.15% due 04/01/2038	92,000	94,327
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	274,282
General Motors Co. Senior Notes 6.75% due 04/01/2046	400,000	481,841
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,275,000	1,299,327
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	105,000	107,541
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	138,000	138,063
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	258,000	258,658
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	354,000	354,083
		7,438,706
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	98,230
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	265,323
		363,553

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	$1,377,000	$1,371,773
Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	361,000	376,027
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	471,554
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	260,671
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	249,832
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	234,000	233,597
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	671,000	903,997
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	1,413,000	1,439,623
Santander Holdings USA, Inc. Senior Notes 4.40% due 07/13/2027*	112,000	114,519
		4,049,820
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	105,000	105,436
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	270,817
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	167,879
		544,132
Banks-Super Regional — 1.2%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	155,000	159,278
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	625,000
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	181,861
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	706,788
Security Description	Principal Amount(16)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	$605,000	$606,012
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	643,370
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	914,291
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,836,000	1,867,454
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	1,560,000	1,578,947
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	18,000	18,689
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	876,000	961,729
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,085,000	1,210,258
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	323,356
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,580,000	1,912,511
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	1,075,000	1,080,673
		12,790,217
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	102,960
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	175,000	175,598
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	320,000	324,280
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	115,000	120,700
		620,578
Brewery — 0.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	350,000	355,684

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	$2,170,000	$2,249,800
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	401,000	414,840
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	2,394,000	2,639,464
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,718,000	1,940,597
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	786,647
		8,387,032
Broadcast Services/Program — 0.3%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	90,000	92,700
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	667,000	656,875
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	833,000	858,563
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	575,000	570,879
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	430,000	459,066
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	76,000	77,171
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	509,000	516,384
		3,231,638
Building & Construction Products-Misc. — 0.1%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	314,000	299,523
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	102,550
		402,073
Security Description	Principal Amount(16)	Value (Note 2)
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$100,000	$98,000
Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	106,000	106,168
Building Products-Wood — 0.1%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	85,000	89,356
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	235,896
Masco Corp. Senior Notes 4.50% due 05/15/2047	116,000	116,318
		441,570
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	130,200
Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	68,000	70,210
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	72,000	74,144
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 03/15/2027	84,000	86,739
		231,093
Cable/Satellite TV — 1.2%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	115,000	124,810
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	600,000	615,946
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028*	356,000	348,363
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.20% due 03/15/2028*	32,000	32,381

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	$455,000	$481,402
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	980,000	1,047,635
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047*	531,000	551,638
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	115,000	134,507
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,610,000	1,889,621
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	250,000	230,424
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	405,000	439,096
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	180,000	201,218
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	329,796
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	697,132
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	294,424
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	373,233
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	200,000	195,714
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	680,000	684,722
Security Description	Principal Amount(16)	Value (Note 2)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	$480,000	$475,276
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	200,000	208,000
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	306,563
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	120,000	137,780
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	293,801
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	137,171
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,292,004
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	300,000	310,860
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	1,190,000	1,292,627
		13,126,144
Casino Hotels — 0.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	90,000	96,750
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	166,000	184,467
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	366,000	424,560
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	650,000	659,750
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	18,000	18,743
		1,287,520
Chemicals-Diversified — 0.0%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	82,000	73,390
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	142,106

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	$120,000	$121,425
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	120,000	123,900
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	70,000	70,951
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	227,000	227,899
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	184,000	185,239
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	215,000	216,080
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	350,000	367,306
		1,067,475
Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	223,000	222,754
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	92,901
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	120,000	128,400
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	126,000	129,780
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	262,000	261,799
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	279,106
Leidos Holdings, Inc. Senior Sec. Notes 4.45% due 12/01/2020	75,000	78,863
		877,948
Computers — 0.6%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	177,771
Security Description	Principal Amount(16)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 2.85% due 02/23/2023	$186,000	$190,457
Apple, Inc. Senior Notes 3.00% due 02/09/2024	145,000	148,589
Apple, Inc. Senior Notes 3.35% due 02/09/2027	460,000	473,609
Apple, Inc. Senior Notes 3.45% due 02/09/2045	895,000	848,165
Apple, Inc. Senior Notes 3.85% due 08/04/2046	280,000	283,037
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	516,708
Dell International LLC/ EMC Corp. Senior Sec. Notes 4.42% due 06/15/2021*	440,000	461,963
Dell International LLC/ EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	418,000	536,851
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	195,000	216,557
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	415,000	519,372
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	1,820,000	1,925,320
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	210,000	225,456
		6,523,855
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	91,650
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	112,744
		204,394
Containers-Paper/Plastic — 0.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	103,000	108,047

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
WestRock Co. Company Guar. Notes 3.38% due 09/15/2027*	$155,000	$154,385
		262,432
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	78,375
Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022	136,000	137,054
		215,429
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	85,000	87,989
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	249,572
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	555,000	564,171
		813,743
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*	55,000	58,025
Diversified Banking Institutions — 5.7%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	2,081,000	2,081,154
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	2,585,000	2,560,653
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,815,000	1,829,670
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	151,000	152,466
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	761,341
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,523,000	2,615,029
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,380,000	1,494,355
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	571,799
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	$694,000	$867,735
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	615,000	632,702
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	599,944
Citigroup, Inc. FRS Senior Notes 2.41% (3 ML+1.10%) due 05/17/2024	1,940,000	1,944,293
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	236,000	236,300
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	133,000	134,303
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,250,828
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,025,000	2,109,195
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	319,000	335,827
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,689,000	2,838,338
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	412,000	456,109
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	860,000	965,232
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	120,059
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,105,463
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	801,882
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	827,392
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,080,000	1,093,955
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	76,057
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,611,158

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	$228,000	$228,181
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	213,439
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,415,000	1,426,012
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,198,415
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	775,000	861,845
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	575,000	658,247
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	913,129
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	150,000	188,377
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	805,253
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	874,000	1,153,061
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	76,000	76,453
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,375,000	1,373,959
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	740,000	742,521
JPMorgan Chase & Co. FRS Senior Notes 2.54% (3 ML+1.23%) due 10/24/2023	460,000	469,970
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	1,085,000	1,095,848
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	675,000	675,179
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	321,000	329,211
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,122,760
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	$1,710,000	$1,767,833
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	445,000	448,617
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	47,643
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	1,010,000	1,065,123
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	482,123
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	566,907
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	154,962
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	125,000	152,161
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	650,000	954,959
Morgan Stanley Senior Notes 1.88% due 01/05/2018	650,000	650,639
Morgan Stanley Senior Notes 2.13% due 04/25/2018	790,000	792,244
Morgan Stanley Senior Notes 2.45% due 02/01/2019	75,000	75,524
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	275,891
Morgan Stanley Senior Notes 2.63% due 11/17/2021	605,000	607,155
Morgan Stanley Senior Notes 2.75% due 05/19/2022	339,000	340,876
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,417,352
Morgan Stanley Senior Notes 3.59% due 07/22/2028	3,374,000	3,386,571
Morgan Stanley Senior Notes 3.63% due 01/20/2027	565,000	572,675
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	528,347

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.75% due 02/25/2023	$400,000	$417,679
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	840,934
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	559,504
Morgan Stanley Senior Notes 3.97% due 07/22/2038	111,000	111,634
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,033,179
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	340,000	355,514
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	177,974
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	550,000	602,786
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	217,262
Morgan Stanley Senior Notes 6.63% due 04/01/2018	425,000	435,387
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	135,311
		62,779,865
Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	275,933
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	108,000	105,335
Textron, Inc. Senior Notes 3.38% due 03/01/2028	209,000	207,505
Textron, Inc. Senior Notes 4.00% due 03/15/2026	161,000	168,013
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	135,431
		616,284
E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	525,000	526,282
Security Description	Principal Amount(16)	Value (Note 2)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	$330,000	$331,267
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	1,422,000	1,447,136
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	334,902
		2,639,587
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	39,000	41,145
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	457,540
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*	58,000	59,232
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	40,000	40,750
		557,522
Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	351,000	379,858
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021	190,000	191,023
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	210,000	225,190
		796,071
Electric-Integrated — 1.2%
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	648,224
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	318,333
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	107,000	107,893
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	68,000	68,977
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	384,594

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	$750,000	$739,139
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	83,430
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	52,389
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	64,570
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,160,964
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	739,877
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	226,066
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	162,000	165,232
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	959,952
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	240,021
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	576,232
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	218,000	224,560
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	131,282
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	774,000	786,027
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	750,000	793,472
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	116,000	121,736
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	301,000	400,429
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	137,000	136,600
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	383,041
Security Description	Principal Amount(16)	Value (Note 2)
Electric-Integrated (continued)
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	$91,000	$97,061
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	740,000	741,812
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	266,000	270,195
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	445,000	444,806
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	173,000	181,323
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	542,717
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	102,000	118,320
Southern Co. Senior Notes 1.85% due 07/01/2019	650,000	649,668
Southern Co. Senior Notes 2.95% due 07/01/2023	270,000	271,376
		12,830,318
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	191,706
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,858
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	2,820,000	2,867,044
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	1,090,000	1,119,841
Intel Corp. Senior Notes 1.35% due 12/15/2017	178,000	178,025
Intel Corp. Senior Notes 2.35% due 05/11/2022	449,000	452,206
Intel Corp. Senior Notes 4.10% due 05/19/2046	665,000	697,703
		5,314,819

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	$700,000	$697,773
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	95,000	97,507
Electronic Security Devices — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	107,000	106,073
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	116,000	122,380
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	90,000	93,600
		215,980
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	179,000	191,530
Oracle Corp. Senior Notes 1.90% due 09/15/2021	334,000	331,563
Oracle Corp. Senior Notes 3.85% due 07/15/2036	244,000	252,525
Oracle Corp. Senior Notes 3.90% due 05/15/2035	45,000	47,193
Oracle Corp. Senior Notes 5.38% due 07/15/2040	310,000	384,838
		1,207,649
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	170,000	184,314
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	100,000	105,750
		290,064
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	140,000	139,825
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	17,000	17,935
Navient Corp. Senior Notes 5.63% due 08/01/2033	125,000	107,912
Security Description	Principal Amount(16)	Value (Note 2)
Finance-Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	$140,000	$148,267
		413,939
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	104,000
American Express Co. Senior Notes 2.50% due 08/01/2022	528,000	527,395
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	1,350,000	1,357,064
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	173,920
		2,162,379
Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	55,000	55,658
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)(11)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)(11)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	93,303
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	125,530
		274,514
Finance-Leasing Companies — 0.0%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	127,000	142,205
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	105,000	107,003
		249,208
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	131,250
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	511,135
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	184,306

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	$89,000	$89,717
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	145,000	144,016
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	118,000	118,726
		1,047,900
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	82,000	81,918
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	61,000	63,061
		144,979
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	605,000	615,930
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	445,000	439,408
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	236,196
		1,291,534
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./ Albertson's LLC Company Guar. Notes 5.75% due 03/15/2025	125,000	110,000
Kroger Co. Senior Notes 4.65% due 01/15/2048	226,000	218,598
		328,598
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	35,640
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	528,346
		563,986
Gambling (Non-Hotel) — 0.0%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	110,000	116,875
Security Description	Principal Amount(16)	Value (Note 2)
Gambling (Non-Hotel) (continued)
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	$85,000	$94,137
Waterford Gaming LLC/ Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(11)	1,320	20
		211,032
Gas-Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	79,900
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	100,000	101,220
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	74,000	77,642
Sempra Energy Senior Notes 3.25% due 06/15/2027	63,000	62,217
		320,979
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	160,000	193,716
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	85,000	93,202
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	75,000	74,625
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	65,000	67,600
		142,225
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	62,000	63,416
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	296,084
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	299,877

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	$295,000	$313,442
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	485,000	496,143
		1,405,546
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	109,000	108,757
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	272,000	265,707
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	103,000	114,502
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	199,464
		688,430
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	132,000	161,703
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	99,000	108,962
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,725,000	2,743,993
		3,014,658
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	63,000	64,323
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.90% due 04/01/2077*	37,000	40,081
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	149,000	241,659
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	366,000	363,429
		709,492
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	152,000	151,553
Security Description	Principal Amount(16)	Value (Note 2)
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	$135,000	$141,919
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	80,000	86,210
		228,129
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	110,000	120,312
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020	218,000	216,994
Caterpillar Financial Services Corp. Senior Notes 3.30% due 06/09/2024	227,000	234,605
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	65,000	68,494
		520,093
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	112,000	117,600
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	57,000	58,674
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	120,000	124,500
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	51,175
Laboratory Corp of America Holdings Senior Notes 3.25% due 09/01/2024	93,000	93,271
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	199,701
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	279,729
		623,876

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	$1,830,000	$1,847,073
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	368,000	372,081
		2,219,154
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,377,000	1,388,243
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	236,000	244,539
Celgene Corp. Senior Notes 3.63% due 05/15/2024	158,000	164,602
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	534,053
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	165,000	163,336
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	320,185
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	543,909
		3,358,867
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	943,100
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	100,000	81,500
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	85,000	91,278
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	63,000	65,466
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	1,012,189
		2,193,533
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	120,738
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	502,163
Security Description	Principal Amount(16)	Value (Note 2)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	$785,000	$807,574
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	433,367
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	374,520
Anthem, Inc. Senior Notes 6.38% due 06/15/2037	260,000	338,799
Cigna Corp. Senior Notes 3.88% due 10/15/2047	219,000	218,246
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	88,122
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	158,000	157,982
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	111,000	115,921
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	514,687
UnitedHealth Group, Inc. Senior Notes 4.25% due 04/15/2047	130,000	139,414
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	800,000	923,885
		4,735,418
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	85,000	83,513
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	86,200
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	113,000	116,672
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	136,000	134,771
		421,156
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	720,000	721,057
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	1,245,000	1,243,985

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution (continued)
Cardinal Health, Inc. Senior Notes 4.37% due 06/15/2047	$285,000	$291,820
		2,256,862
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	58,000	62,930
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	40,600
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	59,000	61,519
		165,049
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	161,000	161,975
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	387,323
21st Century Fox America, Inc. Company Guar. Notes 4.75% due 11/15/2046	15,000	15,990
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	765,000	956,208
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	190,411
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	160,215
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	121,730
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	724,000	735,787
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,805
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	460,000	396,281
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	57,000	54,590
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	77,000	77,054
		3,100,394
Security Description	Principal Amount(16)	Value (Note 2)
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	$316,000	$318,386
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	390,000	392,261
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	135,000	168,789
		879,436
Non-Hazardous Waste Disposal — 0.0%
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	53,000	53,927
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	660,000	648,967
Xerox Corp. Senior Notes 3.63% due 03/15/2023	810,000	803,219
		1,452,186
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	1,370,000	1,359,603
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	820,000	780,422
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	415,000	463,489
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	301,000	356,082
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	205,000	220,903
Apache Corp. Senior Notes 4.25% due 01/15/2044	280,000	262,943
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	91,350
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	199,000	199,885
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	219,000	230,497
Concho Resources, Inc. Company Guar. Notes 4.88% due 10/01/2047	86,000	89,745
ConocoPhillips Co. Company Guar. Notes 5.95% due 03/15/2046	170,000	218,520

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	$75,000	$76,219
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	90,000	87,862
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	77,000	81,141
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	78,000	85,363
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	275,000	363,019
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	140,000	141,400
Hess Corp. Senior Notes 4.30% due 04/01/2027	165,000	163,546
Hess Corp. Senior Notes 5.60% due 02/15/2041	463,000	463,909
Hess Corp. Senior Notes 5.80% due 04/01/2047	480,000	493,301
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	315,773
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	175,505
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	279,137
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	116,620
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	375,000	445,630
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	215,000	214,995
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	1,220,000	1,186,047
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	452,000	460,916
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	212,000	243,890
Security Description	Principal Amount(16)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	$90,000	$94,612
Pioneer Natural Resources Co. Senior Notes 3.45% due 01/15/2021	725,000	741,294
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	100,000	101,500
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	110,000	94,050
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	51,000	55,462
		10,754,630
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	110,430
Chevron Corp. Senior Notes 1.99% due 03/03/2020	349,000	350,314
Chevron Corp. Senior Notes 2.50% due 03/03/2022	99,000	99,822
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	100,000	99,947
		660,513
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	94,000	94,235
Oil Refining & Marketing — 0.2%
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	65,000	69,875
PBF Holding Co LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025*	112,000	114,520
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	1,660,000	1,637,619
		1,822,014
Oil-Field Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	157,000	109,900
Halliburton Co. Senior Notes 4.85% due 11/15/2035	58,000	62,878
		172,778

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.2%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	$130,000	$143,837
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	385,447
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	417,454
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	139,166
International Paper Co. Senior Notes 4.35% due 08/15/2048	175,000	176,006
International Paper Co. Senior Notes 4.40% due 08/15/2047	43,000	43,495
International Paper Co. Senior Notes 5.00% due 09/15/2035	84,000	93,173
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	276,000
P.H. Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	81,000	82,256
		1,756,834
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	83,000	83,100
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	125,000	131,992
		215,092
Pipelines — 1.7%
Antero Midstream Partners LP/ Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	85,000	87,975
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027*	190,000	195,700
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	105,000	107,362
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	41,000	41,141
Enable Midstream Partners LP Senior Notes 5.00% due 05/15/2044	128,000	124,608
Security Description	Principal Amount(16)	Value (Note 2)
Pipelines (continued)
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	$117,000	$150,721
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	425,000	445,371
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	278,806
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	54,000	53,659
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	253,604
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	23,000	24,846
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	307,137
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	146,000	152,773
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	153,000	147,404
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	185,000	198,624
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	155,000	166,420
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	167,888
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	71,780
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	99,250
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	98,000	102,777
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	970,000	966,620

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	$120,000	$129,402
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	4,050,000	4,071,848
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	123,380
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	635,000	684,161
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	690,576
MPLX LP Senior Notes 4.13% due 03/01/2027	595,000	605,815
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	324,566
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	176,000	182,600
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	184,000	186,282
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	280,000	273,928
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	69,000	69,060
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	470,000	477,008
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	615,000	619,957
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	108,000	115,191
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026*	139,000	139,695
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	87,000	85,043
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	68,000	68,340
Security Description	Principal Amount(16)	Value (Note 2)
Pipelines (continued)
Sunoco Logistics Partners Operations LP Company Guar. Notes 3.90% due 07/15/2026	$430,000	$426,591
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	330,191
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	726,000	738,497
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	139,000	142,822
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	104,000	107,250
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	964,862
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	156,000	163,508
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,060,000	1,095,186
Williams Partners LP Senior Notes 3.75% due 06/15/2027	884,000	882,721
Williams Partners LP Senior Notes 4.00% due 11/15/2021	260,000	271,462
Williams Partners LP Senior Notes 4.30% due 03/04/2024	415,000	437,793
Williams Partners LP Senior Notes 5.10% due 09/15/2045	275,000	289,050
		18,841,251
Poultry — 0.0%
Pilgrim's Pride Corp. Senior Notes 5.88% due 09/30/2027*	90,000	91,912
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.15% due 08/15/2027	77,000	76,960
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	140,000	141,725
		218,685

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	$90,000	$90,000
Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	90,000	88,762
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	90,000	98,212
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	120,000	126,300
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	295,000	305,280
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	425,000	422,983
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	165,000	169,877
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	111,000	114,230
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	120,000	124,050
GEO Group, Inc. Company Guar. Notes 6.00% due 04/15/2026	90,000	94,613
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	75,000	74,753
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	75,000	75,935
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	91,350
iStar, Inc. Senior Notes 5.25% due 09/15/2022	106,000	107,590
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	49,680
Security Description	Principal Amount(16)	Value (Note 2)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 4.75% due 10/01/2020	$80,000	$84,889
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	118,000	120,950
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	36,000	36,755
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021	126,000	131,512
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,050,958
		3,055,405
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	139,050
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	145,000	148,987
		288,037
Rental Auto/Equipment — 0.0%
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	90,000	97,650
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	100,000	100,500
		198,150
Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	120,000	122,100
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	126,000	122,850
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	132,000	131,914
Retail-Automobile — 0.0%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	87,000	90,371
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	650,000	599,387

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products (continued)
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	$230,000	$298,749
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	335,000	324,968
		1,223,104
Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	206,717
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	875,000	890,084
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	408,000	425,549
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,650,000	1,897,589
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	86,032	92,248
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	61,140	68,785
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	112,319	128,267
		3,502,522
Retail-Misc./Diversified — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	62,000	64,635
Retail-Office Supplies — 0.0%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	185,000	179,912
Retail-Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	140,000	138,775
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	105,000	106,838
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	285,000	320,821
		566,434
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	135,000	144,450
Security Description	Principal Amount(16)	Value (Note 2)
Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	$166,000	$167,659
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	828,000	919,034
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	388,848
		1,475,541
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	169,000	170,287
Semiconductor Equipment — 0.2%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	220,000	224,075
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	261,000	279,299
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	960,000	971,160
		1,474,534
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	205,000	206,665
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	120,000	121,800
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	94,000	97,525
Telephone-Integrated — 1.5%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	230,000	228,556
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,425,000	1,438,874
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	2,010,000	2,013,130
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	650,000	668,776
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	210,000	218,750

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	$1,240,000	$1,242,414
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	176,222
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	249,000	245,834
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	921,352
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	384,000	369,289
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	692,000	699,367
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	742,841
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	1,190,000	1,195,795
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	276,000	278,996
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	39,000	37,343
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	45,000	44,852
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022	805,000	818,640
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*	100,000	100,348
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	825,000	810,483
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	79,050
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,850,000	1,895,492
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	374,000	356,271
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,151,022
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	250,000	253,416
Security Description	Principal Amount(16)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	$589,000	$645,919
		16,633,032
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	59,000	66,817
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	570,000	557,171
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	35,109
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	625,000	626,996
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,010,000	1,036,472
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	1,675,000	1,681,395
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	315,000	323,480
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	1,096,000	1,126,284
		5,386,907
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	73,000	71,911
GATX Corp. Senior Notes 3.85% due 03/30/2027	113,000	114,840
		186,751
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,960,000	1,965,382
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	840,000	832,594
Union Pacific Corp. Senior Notes 3.60% due 09/15/2037	145,000	146,730
		2,944,706
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	474,129

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	$245,000	$254,684
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	225,000	239,642
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	260,000	283,156
United Parcel Service, Inc. Senior Notes 2.35% due 05/16/2022	202,000	203,599
		1,455,210
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	163,000	168,917
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	69,000	70,847
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,154,305
		1,225,152
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	72,000	72,317
Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	135,000	135,850
Total U.S. Corporate Bonds & Notes (cost $267,732,159)		274,760,953
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Aerospace/Defense-Equipment — 0.0%
Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*	155,000	156,544
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	218,460
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	157,313
		375,773
Airport Development/Maintenance — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*	630,000	627,795
Security Description	Principal Amount(16)	Value (Note 2)
Auto-Cars/Light Trucks — 0.0%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	$201,000	$198,282
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Jersey Holdings PLC Senior Notes 5.00% due 10/01/2025*	95,000	96,663
Banks-Commercial — 0.4%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	1,700,000	1,711,927
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	345,000	346,906
BPCE SA Sub. Notes 4.50% due 03/15/2025*	255,000	263,516
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	357,000	356,916
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	550,000	564,685
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	260,468
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	150,000	163,353
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	279,275
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	253,594
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	253,000	252,004
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	104,000	106,851
		4,559,495
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	295,969
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000	207,498
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	97,000	99,425

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	$200,000	$220,000
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	400,000	432,000
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	770,205
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	200,000	208,000
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	150,000	153,703
		1,783,908
Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	156,000	155,163
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	71,050
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	85,000	87,444
		313,657
Chemicals-Specialty — 0.2%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	1,065,000	1,053,616
Methanex Corp. Senior Notes 5.65% due 12/01/2044	450,000	443,543
		1,497,159
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	120,000	116,817
Consulting Services — 0.2%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,544,785
Cruise Lines — 0.0%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	100,000	103,750
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	130,000	139,100
		242,850
Security Description	Principal Amount(16)	Value (Note 2)
Diversified Banking Institutions — 0.8%
Barclays PLC Sub. Notes 4.84% due 05/09/2028	$645,000	$668,175
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	360,000	363,167
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	240,000	249,492
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	357,000	371,857
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	1,125,000	1,129,562
HSBC Holdings PLC Senior Notes 2.95% due 05/25/2021	650,000	660,115
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	200,000	204,135
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,531,235
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,200,000	1,243,604
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	565,000	588,997
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	189,000	188,772
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	602,000	592,897
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	247,000	258,843
		8,050,851
Diversified Financial Services — 0.0%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	255,000	277,286
Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	321,000	324,247
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 3.75% due 04/10/2022*	2,005,000	2,056,328

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	$120,000	$121,500
		2,177,828
Diversified Operations — 0.0%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	245,406
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	208,000	209,210
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	94,728
		303,938
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	309,000	311,537
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	425,000	425,864
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	200,000	211,681
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	333,826
		1,282,908
Electronic Connectors — 0.0%
Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027	77,000	76,336
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	69,920
Food-Misc./Diversified — 0.2%
Danone SA Senior Notes 1.69% due 10/30/2019*	1,565,000	1,554,660
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	200,000	224,750
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	84,000	94,324
Security Description	Principal Amount(16)	Value (Note 2)
Gold Mining (continued)
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	$228,000	$229,995
		324,319
Insurance-Life/Health — 0.0%
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	115,000	116,150
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	78,000	80,694
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	421,980
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,155,944
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	500,000	492,773
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	325,000	312,911
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	125,000	119,224
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	130,000	114,888
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	91,000	97,151
		2,714,871
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	500,000	518,457
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	590,000	629,478
Allergan Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,280,000	3,289,555
Allergan Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,050,000	1,071,974
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	345,000	348,895

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	$1,320,000	$1,343,131
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	395,000	409,538
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	175,000	189,831
		7,800,859
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	200,000	206,000
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	91,000	98,509
		304,509
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	158,000	166,595
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,340,000	1,520,498
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	240,000	275,088
		1,795,586
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	280,000	283,069
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	665,000	798,489
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	200,000	215,882
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000	669,825
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	198,000	172,755
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	123,000	120,079
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000	106,341
		2,366,440
Security Description	Principal Amount(16)		Value (Note 2)
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		$25,000	$24,996
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		233,000	241,365
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027*		165,000	163,595
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039		130,000	149,654
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		61,000	56,882
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		120,000	129,300
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		482,000	512,800
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*		541,000	575,570
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019		100,000	105,473
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		149,000	148,967
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		152,000	152,935
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		172,000	173,253
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045		1,140,000	1,222,379
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024		275,000	290,314
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	1,243,657
			5,191,140
Oil-Field Services — 0.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*		200,000	207,500
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		25,000	23,375
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024*		50,000	55,000
			285,875

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	$100,000	$103,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	60,000	63,000
		166,750
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	475,000	481,582
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	155,437
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	130,000	110,175
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	115,000	71,875
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	113,000	127,266
		309,316
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	64,000	67,280
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	120,000	138,000
SupraNational Banks — 0.1%
European Investment Bank Senior Notes 1.63% due 08/14/2020	394,000	392,226
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	348,000	340,877
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	262,974
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	162,000	178,287
		782,138
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	497,623
Security Description	Principal Amount(16)	Value (Note 2)
Tobacco (continued)
Imperial Brands Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	$400,000	$400,159
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,065,937
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	530,280
		2,493,999
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	455,029
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	356,873
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	142,477
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	200,000	223,536
		1,177,915
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	505,000	519,519
Total Foreign Corporate Bonds & Notes (cost $53,770,827)		54,535,950
U.S. GOVERNMENT AGENCIES — 20.0%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	990,429
Federal Home Loan Mtg. Corp. — 5.6%
1.25% due 10/02/2019	1,272,000	1,264,714
2.38% due 01/13/2022	1,097,000	1,116,464
2.50% due 01/01/2028	160,479	162,751
2.50% due 04/01/2028	548,596	556,195
2.50% due 03/01/2031	296,020	298,377
2.91% (6 ML+1.53%) due 02/01/2037 FRS	44,034	45,556
3.00% due 08/01/2027	471,546	485,142
3.00% due 10/01/2042	302,503	305,594
3.00% due 11/01/2042	322,863	325,903
3.00% due 02/01/2043	698,262	702,501
3.00% due 04/01/2043	373,046	376,386
3.00% due 08/01/2043	1,398,983	1,410,775
3.00% due 07/01/2045	1,202,655	1,207,987
3.00% due 10/01/2045	622,265	625,120
3.00% due 08/01/2046	739,771	743,226
3.00% due October TBA	19,969,000	20,041,543
3.50% due 01/01/2032	990,616	1,036,425
3.50% due 11/01/2041	328,203	340,173
3.50% due 03/01/2042	154,736	160,389
3.50% due 08/01/2042	286,952	298,007

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 09/01/2043	$109,053	$113,260
3.50% due 03/01/2045	956,988	987,793
3.50% due 07/01/2045	2,095,417	2,167,189
3.50% due 08/01/2045	480,476	497,997
3.50% due 10/01/2045	870,802	898,833
3.50% due 11/01/2045	1,099,464	1,134,855
3.50% due 01/01/2046	40,393	41,694
3.62% (12 ML+1.89%) due 11/01/2037 FRS	279,409	294,938
3.75% due 03/27/2019	796,000	822,334
4.00% due 09/01/2040	256,372	270,963
4.00% due 07/01/2044	441,654	465,219
4.00% due 10/01/2045	442,855	466,434
4.00% due 11/01/2045	868,337	914,570
4.00% due October TBA	6,800,000	7,159,656
4.50% due 04/01/2044	95,255	102,115
4.50% due 09/01/2044	989,239	1,060,433
4.50% due 03/01/2046	464,554	497,918
4.50% due October TBA	2,600,000	2,787,572
5.00% due 11/01/2043	472,900	518,665
5.00% due October TBA	2,000,000	2,173,351
5.50% due 01/01/2036	180,013	201,687
6.00% due 03/01/2040	14,258	16,185
6.25% due 07/15/2032	206,000	289,640
6.75% due 03/15/2031	100,000	143,761
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.07% due 10/25/2047*(4)(15)	730,000	736,707
Series 2017-K67, Class B 3.94% due 09/25/2049*(4)(15)	310,000	311,752
Series 2017-K725, Class B 4.01% due 02/25/2024*(4)(15)	395,000	400,899
Series 2017-K726, Class B 4.11% due 07/25/2049*(4)(15)	725,000	733,994
Series 2017-K64, Class B 4.12% due 03/25/2027*(4)(15)	290,000	291,835
Series 2017-K66, Class B 4.17% due 07/25/2027*(4)(15)	563,000	559,969
Series 2012-K19, Class B 4.17% due 05/25/2045*(4)(15)	20,037	20,954
Series 2017-K65, Class B 4.21% due 05/25/2027*(4)(15)	640,000	658,631
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.75% due 03/25/2027(4)(5)(15)	5,184,077	254,161
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017-HQA1, Class M1 2.44% (1 ML+1.20%) due 08/25/2029(1)	477,844	481,761
Series 2015-DNA1, Class M2 3.09% (1 ML+1.85%) due 10/25/2027(1)	114,000	116,461
Security Description	Principal Amount(16)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2014-DN1, Class M2 3.44% (1 ML+2.20%) due 02/25/2024(1)	$304,071	$313,836
Series 2014-HQ2, Class M2 3.44% (1 ML+2.20%) due 09/25/2024(1)	500,000	516,351
Series 2014-HQ3, Class M2 3.89% (1 ML+2.65%) due 10/25/2024(1)	8,433	8,463
Series 2016-HQA1, Class M2 3.99% (1 ML+2.75%) due 09/25/2028(1)	339,000	350,213
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series K701, Class X1 0.20% due 11/25/2017(4)(5)(15)	963,072	7
Series K013, Class X1 0.71% due 01/25/2021(4)(5)(15)	2,064,416	33,346
		61,319,630
Federal National Mtg. Assoc. — 11.4%
zero coupon due 10/09/2019	7,452,000	7,183,451
0.88% due 10/26/2017	1,700,000	1,699,808
0.88% due 05/21/2018	5,955,000	5,939,779
1.88% due 09/24/2026	837,000	794,532
2.50% due 09/01/2027	79,081	80,146
2.50% due 04/01/2028	353,087	357,618
2.50% due 01/01/2032	1,216,029	1,225,261
2.50% due October TBA	2,600,000	2,516,719
2.63% due 09/06/2024	2,025,000	2,071,551
2.64% due 03/01/2027	295,658	292,721
2.78% due 03/01/2027	593,000	592,763
2.97% due 06/01/2027	1,085,397	1,099,037
2.97% due 06/01/2030	1,235,000	1,234,183
3.00% due 04/01/2027	40,175	41,396
3.00% due 10/01/2027	478,578	493,116
3.00% due 11/01/2027	167,044	172,110
3.00% due 10/01/2030	474,628	488,704
3.00% due 07/01/2032	678,444	697,542
3.00% due 10/01/2032	1,200,000	1,233,779
3.00% due 03/01/2042	582,974	588,107
3.00% due 12/01/2042	168,606	170,090
3.00% due 05/01/2043	414,442	418,089
3.00% due 02/01/2045	343,995	345,759
3.00% due 06/01/2045	428,121	431,292
3.00% due 09/01/2046	367,589	369,056
3.00% due October TBA	9,900,000	10,172,250
3.01% (6 ML+1.54%) due 09/01/2035 FRS	230,199	238,275
3.13% due 02/01/2027	402,000	411,471
3.15% (1 Yr USTYCR+2.19%) due 10/01/2035FRS	317,498	334,954
3.18% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	112,294	118,466
3.27% (12 ML+1.57%) due 05/01/2037 FRS	63,529	66,437
3.34% (12 ML+1.77%) due 05/01/2040 FRS	277,819	291,437

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.38% (12 ML+1.66%) due 07/01/2039 FRS	$195,658	$206,106
3.38% (12 ML+1.83%) due 10/01/2040 FRS	134,630	141,214
3.50% due 08/01/2026	184,923	192,612
3.50% due 09/01/2026	221,277	231,002
3.50% due 08/01/2027	35,150	36,613
3.50% due 10/01/2028	77,490	81,187
3.50% due 03/01/2042	352,542	365,119
3.50% due 08/01/2042	768,187	793,345
3.50% due 07/01/2045	301,090	310,619
3.50% due 08/01/2045	699,148	723,413
3.50% due 09/01/2045	658,465	679,306
3.50% due 10/01/2045	522,042	541,092
3.50% due 11/01/2045	663,063	684,050
3.50% due 12/01/2045	900,113	928,602
3.50% due 02/01/2046	394,532	407,019
3.50% due 03/01/2046	606,044	625,225
3.50% due 07/01/2046	1,000,905	1,036,846
3.50% due October TBA	31,632,000	32,611,816
3.56% (12 ML+1.82%) due 10/01/2040 FRS	68,324	71,439
3.65% (12 ML+1.91%) due 08/01/2035 FRS	160,664	170,871
4.00% due 10/01/2040	173,974	184,005
4.00% due 11/01/2040	308,740	326,613
4.00% due 10/01/2041	269,882	285,391
4.00% due 11/01/2041	260,259	275,201
4.00% due 01/01/2043	943,049	1,004,772
4.00% due 10/01/2044	536,012	564,972
4.00% due 02/01/2045	1,019,671	1,083,303
4.00% due 02/01/2046	74,126	78,067
4.00% due 01/01/2047	1,128,614	1,188,988
4.00% due 05/01/2047	234,516	247,036
4.00% due October TBA	11,561,000	12,172,468
4.50% due 10/01/2024	68,136	70,099
4.50% due 06/01/2039	175,376	189,962
4.50% due 05/01/2041	110,242	119,264
4.50% due 03/01/2042	337,827	364,593
4.50% due 08/01/2045	1,124,741	1,234,580
4.50% due 04/01/2047	937,714	1,006,947
4.50% due October TBA	10,806,000	11,599,566
5.00% due 05/01/2040	276,810	302,577
5.00% due 06/01/2040	28,163	30,767
5.00% due 07/01/2040	595,797	650,834
5.00% due 02/01/2045	720,383	800,901
5.50% due 12/01/2029	44,372	49,050
5.50% due 08/01/2037	165,331	184,613
5.50% due 06/01/2038	97,089	108,332
5.50% due October TBA	1,900,000	2,102,330
6.00% due 11/01/2038	11,638	13,219
6.00% due 06/01/2040	94,059	106,842
6.50% due 10/01/2037	1,315	1,460
6.63% due 11/15/2030	871,000	1,232,804
7.25% due 05/15/2030	2,260,000	3,334,526
Security Description	Principal Amount(16)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 3.24% (1 ML+2.00%) due 10/25/2023(1)	$26,460	$26,682
Series 2016-C07, Class 2M2 5.59% (1 ML+4.35%) due 05/25/2029(1)	940,000	1,021,980
Series 2014-C04, Class 1M2 6.14% (1 ML+4.90%) due 11/25/2024(1)	382,168	432,875
		125,403,014
Government National Mtg. Assoc. — 2.8%
3.00% due 02/20/2045	355,911	361,287
3.00% due 05/20/2045	286,355	290,671
3.00% due 07/20/2045	62,835	63,782
3.00% due October TBA	7,000,000	7,097,343
3.50% due 03/20/2045	250,137	260,439
3.50% due 04/20/2045	387,180	403,126
3.50% due 07/20/2045	116,740	121,548
3.50% due October TBA	14,300,000	14,865,769
4.00% due 03/15/2039	120,874	127,532
4.00% due 04/15/2039	10,706	11,295
4.00% due 05/15/2039	40,466	42,694
4.00% due 08/15/2039	11,788	12,437
4.00% due 10/15/2039	48,276	50,933
4.00% due 03/15/2040	35,338	37,283
4.00% due 09/15/2040	30,718	32,473
4.00% due 10/15/2040	25,992	27,539
4.00% due 12/15/2040	18,476	19,561
4.00% due 01/15/2041	11,790	12,441
4.00% due 02/15/2041	9,041	9,555
4.00% due 06/15/2041	139,765	148,844
4.00% due 07/15/2041	36,290	38,380
4.00% due 08/15/2041	380,048	402,063
4.00% due 09/15/2041	74,756	79,203
4.00% due 10/15/2041	160,252	169,644
4.00% due 11/15/2041	165,387	174,876
4.00% due 12/15/2041	207,012	218,867
4.00% due 01/15/2042	33,275	35,204
4.00% due 02/15/2042	14,272	15,089
4.00% due 03/15/2042	102,463	108,561
4.00% due 04/15/2042	4,360	4,600
4.00% due 03/20/2044	168,341	178,653
4.00% due 07/20/2045	485,549	514,072
4.00% due 10/20/2045	84,667	89,640
4.50% due 04/15/2018	1,556	1,579
4.50% due 05/15/2018	11,806	11,909
4.50% due 08/15/2018	752	761
4.50% due 09/15/2018	11,657	11,786
4.50% due 10/15/2018	53,701	54,384
4.50% due 09/15/2033	67,956	73,339
4.50% due 03/15/2039	101,634	108,814
4.50% due 05/15/2039	56,512	60,666
4.50% due 07/15/2039	37,162	39,919
4.50% due 10/15/2039	136,662	146,735

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 11/15/2039	$1,501	$1,607
4.50% due 01/15/2040	38,788	41,551
4.50% due 02/15/2040	75,096	80,844
4.50% due 03/15/2040	32,018	34,277
4.50% due 04/15/2040	2,012	2,160
4.50% due 05/15/2040	9,398	10,115
4.50% due 07/15/2040	37,856	41,214
4.50% due 04/15/2041	10,643	11,392
4.50% due 05/15/2041	127,665	136,799
4.50% due 06/15/2041	22,797	24,810
4.50% due 07/15/2041	121,756	131,231
4.50% due 08/15/2041	74,705	80,811
4.50% due October TBA	22,000	23,451
5.00% due 06/15/2033	3,010	3,314
5.00% due 08/15/2033	20,726	22,934
5.00% due 09/15/2033	42,391	46,670
5.00% due 10/15/2033	21,558	23,720
5.00% due 11/15/2033	4,931	5,509
5.00% due 06/15/2034	88,018	96,896
5.00% due 05/15/2035	2,832	3,092
5.00% due 09/15/2035	2,625	2,876
5.00% due 11/15/2035	92,526	101,033
5.00% due 02/15/2036	25,905	28,296
5.00% due 02/20/2036	123,494	134,936
5.00% due 03/15/2036	25,574	27,922
5.00% due 05/15/2036	84,144	92,556
5.00% due 06/15/2036	42,428	46,341
5.00% due 08/15/2038	284,691	311,763
5.50% due 02/15/2032	1,705	1,899
5.50% due 03/15/2032	5,185	5,843
5.50% due 12/15/2032	6,370	7,184
5.50% due 01/15/2033	2,570	2,897
5.50% due 02/15/2033	15,692	17,710
5.50% due 03/15/2033	60,619	68,026
5.50% due 04/15/2033	55,330	62,326
5.50% due 05/15/2033	190	191
5.50% due 06/15/2033	60,361	67,711
5.50% due 07/15/2033	248,703	278,708
5.50% due 08/15/2033	51,453	57,508
5.50% due 09/15/2033	10,350	11,743
5.50% due 11/15/2033	35,911	40,009
5.50% due 12/15/2033	2,008	2,237
5.50% due 01/15/2034	87,197	98,004
5.50% due 02/15/2034	52,775	58,797
6.00% due 04/15/2028	107,689	122,527
6.00% due 01/15/2029	19,803	22,321
6.00% due 03/15/2029	22,021	24,821
6.00% due 11/15/2031	3,663	4,129
6.00% due 12/15/2031	3,685	4,153
6.00% due 04/15/2032	13,767	15,547
6.00% due 09/15/2032	12,286	13,974
6.00% due 10/15/2032	73,356	83,550
6.00% due 11/15/2032	20,284	23,070
6.00% due 01/15/2033	3,005	3,418
6.00% due 02/15/2033	30,274	34,479
6.00% due 03/15/2033	11,037	12,559
Security Description	Principal Amount(16)	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/2033	$15,336	$17,286
6.00% due 01/15/2034	169,036	190,529
6.00% due 03/15/2034	15,761	17,765
6.00% due 05/15/2034	2,578	2,906
6.00% due 07/15/2034	7,333	8,266
6.00% due 08/15/2034	94,069	106,305
6.00% due 09/15/2034	8,110	9,174
6.00% due 11/15/2034	70,840	79,848
6.00% due 03/15/2035	44,397	50,041
6.00% due 08/15/2035	59,851	67,461
6.00% due 01/15/2036	28,502	32,357
6.00% due 02/15/2036	37,686	42,478
6.00% due 04/15/2036	65,602	73,942
6.00% due 05/15/2036	32,052	36,223
6.00% due 06/15/2036	59,444	67,407
6.00% due 07/15/2036	4,158	4,687
6.00% due 08/15/2036	68,682	78,520
6.00% due 09/15/2036	12,934	14,579
6.00% due 10/15/2036	160,409	180,983
6.00% due 11/15/2036	43,357	48,977
6.00% due 12/15/2036	12,263	13,889
6.50% due 09/15/2028	4,170	4,603
6.50% due 09/15/2031	7,601	8,388
6.50% due 10/15/2031	4,831	5,332
6.50% due 11/15/2031	1,225	1,352
6.50% due 12/15/2031	6,219	6,863
7.50% due 09/15/2030	19,121	19,580
		30,438,498
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	105,000	105,352
4.25% due 09/15/2065	577,000	656,785
		762,137
Total U.S. Government Agencies (cost $218,664,039)		218,913,708
U.S. GOVERNMENT TREASURIES — 36.2%
United States Treasury Bonds — 7.1%
2.25% due 08/15/2046	2,722,000	2,393,340
2.50% due 02/15/2045	6,324,000	5,898,118
2.50% due 02/15/2046	1,638,000	1,523,276
2.50% due 05/15/2046	3,258,000	3,027,395
2.75% due 08/15/2042	2,787,000	2,753,251
2.75% due 11/15/2042	1,787,000	1,763,825
2.75% due 08/15/2047	568,000	555,664
2.88% due 05/15/2043	4,713,000	4,750,557
2.88% due 08/15/2045	2,826,000	2,838,143
3.00% due 11/15/2044	2,061,000	2,123,233
3.00% due 05/15/2045	787,000	810,364
3.00% due 11/15/2045	5,697,000	5,860,121
3.00% due 02/15/2047	293,000	301,389
3.00% due 05/15/2047	1,048,000	1,078,376
3.13% due 11/15/2041	1,061,000	1,122,546
3.13% due 02/15/2042	547,000	578,452
3.13% due 02/15/2043	1,770,000	1,867,696
3.13% due 08/15/2044	1,632,000	1,721,696
3.38% due 05/15/2044	869,000	957,835

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.63% due 08/15/2043	$3,158,000	$3,624,052
3.63% due 02/15/2044	2,405,000	2,763,401
3.88% due 08/15/2040	1,577,000	1,875,152
4.25% due 11/15/2040	1,100,000	1,380,242
4.38% due 11/15/2039	1,082,000	1,376,760
4.38% due 05/15/2040	953,000	1,214,889
4.50% due 02/15/2036	1,034,000	1,330,023
4.63% due 02/15/2040	1,159,000	1,525,398
4.75% due 02/15/2041	1,123,000	1,508,636
5.25% due 11/15/2028	1,045,000	1,340,906
5.25% due 02/15/2029	1,966,000	2,532,070
5.38% due 02/15/2031	1,289,000	1,727,461
6.13% due 11/15/2027	544,000	731,871
6.25% due 08/15/2023	1,613,000	1,989,031
6.38% due 08/15/2027	1,217,000	1,655,976
6.75% due 08/15/2026	377,000	513,648
7.88% due 02/15/2021	1,267,000	1,522,825
8.75% due 05/15/2020	1,035,000	1,226,879
8.75% due 08/15/2020	1,389,000	1,666,963
9.00% due 11/15/2018	3,727,000	4,043,941
		77,475,401
United States Treasury Notes — 29.1%
0.13% due 04/15/2018 TIPS(10)	533,721	533,929
0.13% due 07/15/2024 TIPS(10)	979,393	969,535
0.25% due 01/15/2025 TIPS(9)(10)	14,037,133	13,897,888
0.88% due 07/31/2019	9,173,000	9,077,328
1.00% due 06/30/2019	10,922,000	10,838,805
1.00% due 11/30/2019	7,446,000	7,367,468
1.13% due 05/31/2019	5,211,000	5,184,538
1.13% due 12/31/2019	4,241,000	4,204,720
1.13% due 04/30/2020	2,743,000	2,712,677
1.13% due 02/28/2021	2,872,000	2,815,906
1.13% due 07/31/2021	2,703,000	2,637,220
1.25% due 11/30/2018	393,000	392,355
1.25% due 01/31/2019	18,191,000	18,151,918
1.25% due 01/31/2020	3,306,000	3,284,304
1.25% due 02/29/2020	7,378,000	7,326,700
1.38% due 09/30/2018	420,000	419,984
1.38% due 12/31/2018	3,941,000	3,939,615
1.38% due 02/28/2019	6,215,000	6,210,873
1.38% due 02/29/2020	6,085,000	6,059,804
1.38% due 05/31/2020	4,553,000	4,528,634
1.38% due 08/31/2020	1,910,000	1,896,869
1.38% due 10/31/2020	1,229,000	1,218,822
1.50% due 07/15/2020	3,447,000	3,437,575
1.50% due 01/31/2022	12,752,000	12,561,218
1.50% due 02/28/2023	4,797,000	4,674,452
1.63% due 08/15/2022	1,664,000	1,642,810
1.63% due 11/15/2022	5,057,000	4,978,379
1.63% due 02/15/2026	3,744,000	3,559,725
1.63% due 05/15/2026	2,455,000	2,328,606
1.75% due 10/31/2020	3,843,000	3,854,559
Security Description	Principal Amount(16)	Value (Note 2)
United States Treasury Notes (continued)
1.75% due 12/31/2020	$69,000	$69,129
1.75% due 05/15/2022	4,641,000	4,616,345
1.75% due 09/30/2022	821,000	813,431
1.75% due 05/15/2023	18,344,000	18,076,722
1.88% due 02/28/2022	2,423,000	2,423,757
1.88% due 10/31/2022	967,000	963,525
1.88% due 08/31/2024	3,421,000	3,360,063
2.00% due 05/31/2021	3,075,000	3,102,387
2.00% due 11/15/2021	4,434,000	4,468,294
2.00% due 02/15/2023	15,709,000	15,717,591
2.00% due 02/15/2025	27,352,000	26,978,047
2.00% due 08/15/2025	7,530,000	7,401,166
2.00% due 11/15/2026	2,321,000	2,261,796
2.13% due 06/30/2021	6,094,000	6,173,508
2.13% due 08/15/2021	6,481,000	6,563,785
2.13% due 02/29/2024	4,967,000	4,971,075
2.13% due 03/31/2024	4,502,000	4,503,231
2.13% due 07/31/2024	9,130,000	9,116,804
2.13% due 09/30/2024	1,983,000	1,977,733
2.13% due 05/15/2025	3,749,000	3,724,690
2.25% due 11/15/2024	3,725,000	3,743,334
2.25% due 11/15/2025	5,147,000	5,146,799
2.25% due 02/15/2027	2,125,000	2,112,134
2.38% due 08/15/2024	5,657,000	5,736,773
2.50% due 08/15/2023	6,555,000	6,723,996
2.50% due 05/15/2024	315,000	322,186
2.63% due 08/15/2020	922,000	948,183
2.63% due 11/15/2020	2,646,000	2,723,830
2.75% due 02/15/2019	1,649,000	1,678,695
3.13% due 05/15/2019	2,092,000	2,148,549
3.38% due 11/15/2019	759,000	788,648
3.50% due 05/15/2020	671,000	704,340
3.63% due 02/15/2020	3,814,000	3,999,039
3.63% due 02/15/2021	3,869,000	4,114,137
		318,880,938
Total U.S. Government Treasuries (cost $392,306,996)		396,356,339
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	117,485
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	901,678
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	620,000	685,540
City of Chicago IL Series B 7.38% due 01/01/2033	535,000	614,164
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	115,000	145,330

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	$2,400,000	$924,000
State of California General Obligation Bonds 7.60% due 11/01/2040	655,000	1,024,911
State of Illinois General Obligations Bonds 5.16% due 02/01/2018	100,000	100,933
State of Illinois 5.38% due 07/01/2018	485,000	495,374
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	1,535,000	1,556,536
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	340,000	355,457
Total Municipal Bonds & Notes (cost $6,922,134)		6,921,408
LOANS(7)(8)(12) — 1.6%
Advertising Services — 0.0%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.49% (1 ML+3.25%) due 07/23/2021	141,472	133,382
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 4.27% (1 ML +3.00%) due 05/14/2022	210,031	210,452
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 3.49% (1 ML +2.25%) due 07/08/2022	6,183	6,208
SS&C Technologies, Inc. FRS BTL-B1 3.49% (1 ML +2.25%) due 07/08/2022	120,387	120,895
		127,103
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL 3.99% (1 ML +2.75%) due 03/15/2024	164,736	163,164
Building & Construction Products-Misc. — 0.0%
Summit Materials Co. I LLC FRS BTL-B 3.99% (1 ML +2.75%) due 07/18/2022	97,750	98,442
Security Description	Principal Amount(16)	Value (Note 2)
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS BTL-B 3.99% (1 ML +2.75%) due 11/15/2023	$129,025	$128,796
Cable/Satellite TV — 0.0%
CSC Holdings LLC FRS BTL-B 3.48% (1 ML+2.25%) due 07/17/2025	150,560	149,457
Unitymedia Finance LLC FRS BTL-B 3.49% (1 ML +2.25%) due 09/30/2025	145,000	144,615
		294,072
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 3.70% (1 WL +2.50%) due 09/15/2023	126,780	127,026
Caesars Entertainment Corp. FRS BTL Coupon TBD due 04/04/2024	160,000	160,057
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.75% (3 ML+7.25%) due 10/01/2017†(19)	94,978	114,568
Eldorado Resorts, Inc. FRS BTL-B 3.50% (3 ML+2.25%) due 04/17/2024	152,009	151,755
		553,406
Cellular Telecom — 0.1%
LTS Buyer LLC FRS 1st Lien 4.49% (1 ML +3.25%) due 04/13/2020	163,665	163,812
Sprint Communications, Inc. FRS BTL-B 3.75% (1 ML +2.50%) due 02/02/2024	323,375	323,779
		487,591
Chemicals-Diversified — 0.0%
Avantor, Inc. FRS 1st Lien Coupon TBD due 09/20/2024	100,000	100,161
Chemicals-Specialty — 0.1%
Chemours Co. FRS BTL-B1 3.74% (1 ML +2.50%) due 05/12/2022	139,316	140,013

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
LOANS(7)(8)(12) (continued)
Chemicals-Specialty (continued)
MacDermid, Inc. FRS BTL-B6 4.24% (1 ML +3.00%) due 06/07/2023	$199,000	$199,684
Minerals Technologies, Inc. FRS BTL-B 3.52% (1 ML +2.25%) due 02/14/2024	65,808	66,013
		405,710
Coal — 0.0%
Foresight Energy LLC FRS 1st Lien 7.08% (3 ML+5.75%) due 03/28/2022	203,975	191,125
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL 4.79% (3 ML+3.50%) due 04/29/2024	194,513	194,148
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 5.52% (3 ML +4.25%) due 06/21/2024	299,250	300,440
Brickman Group, Ltd. FRS BTL-B 4.23% (1 ML+3.00%) due 12/18/2020	334,183	335,279
Camelot Finance LP FRS BTL 4.74% (1 ML +3.50%) due 10/03/2023	99,002	99,312
		929,179
Commercial Services-Finance — 0.0%
WEX, Inc. FRS BTL-B2 3.99% (1 ML +2.75%) due 06/30/2023	296,250	298,657
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 4.24% (1 ML +3.00%) due 05/01/2024	219,450	219,495
Xerox Business Services LLC FRS BTL-B 5.24% (1 ML+4.00%) due 12/07/2023	129,025	129,429
		348,924
Computers — 0.0%
Dell International LLC FRS BTL 3.74% (1 ML+2.50%) due 09/07/2023	138,952	139,304
Security Description	Principal Amount(16)	Value (Note 2)
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. FRS BTL-L 3.49% (1 ML +2.25%) due 01/06/2021	$427,179	$428,015
Flex Acquisition Co, Inc. FRS BTL 4.34% (3 ML +3.00%) due 12/29/2023	99,750	99,700
Reynolds Group Holdings, Inc. FRS BTL-B 3.99% (1 ML +2.75%) due 02/05/2023	246,758	247,727
		775,442
Cosmetics & Toiletries — 0.0%
Galleria Co. FRS BTL-B 4.25% (1 ML +3.00%) due 09/29/2023	110,000	109,725
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 3.49% (1 ML +2.25%) due 07/08/2022	590,944	591,461
Diagnostic Kits — 0.0%
Alere, Inc. FRS BTL-B 4.49% (1 ML+3.25%) due 06/20/2022	246,222	245,991
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 5.58% (3 ML +4.25%) due 12/30/2022	235,800	228,235
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.49% (1 ML +3.25%) due 09/26/2021	126,102	111,584
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc. FRS BTL 3.99% (1 ML +2.75%) due 10/01/2022	162,113	162,551
Univar USA, Inc. FRS BTL-B2 3.99% (1 ML +2.75%) due 07/01/2022	161,715	162,120
		324,671
Diversified Minerals — 0.0%
American Rock Salt Co. LLC FRS BTL 4.99% (1 ML +3.75%) due 05/20/2021	119,306	118,958

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 2)
LOANS(7)(8)(12) (continued)
Diversified Minerals (continued)
American Rock Salt Co. LLC FRS 1st Lien 4.99% (1 ML+3.75%) due 05/20/2021		$170,513	$169,874
			288,832
Electric-Generation — 0.0%
Helix Gen Funding LLC FRS BTL-B 5.08% (3 ML +3.75%) due 06/03/2024		109,246	110,354
Electric-Integrated — 0.0%
Pike Corp. FRS BTL 4.74% (1 ML +3.50%) due 09/20/2024		104,738	105,497
Electronic Measurement Instruments — 0.0%
Techem Gmbh FRS BTL-B Coupon TBD due 07/26/2024	EUR	160,000	190,155
Enterprise Software/Service — 0.1%
Ma FinanceCo. LLC FRS BTL-B3 3.99% (1 ML+2.75%) due 06/21/2024		14,833	14,825
Misys Europe SA FRS 1st Lien 4.82% (3 ML+3.50%) due 06/13/2024		240,000	240,913
Seattle SpinCo, Inc. FRS BTL-B3 3.99% (1 ML+2.75%) due 06/21/2024		100,168	100,114
			355,852
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.99% (1 ML +2.75%) due 03/01/2021		160,808	161,067
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.99% (1 ML +5.75%) due 02/28/2022		125,000	125,364
			286,431
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 3.74% (1 ML +2.50%) due 08/03/2022		147,012	147,472
Security Description	Principal Amount(16)	Value (Note 2)
Food-Flour & Grain — 0.0%
Post Holdings, Inc. FRS BTL 3.49% (1 ML +2.25%) due 05/24/2024	$209,475	$209,789
Food-Meat Products — 0.0%
JBS USA LLC FRS BTL-B 3.80% (3 ML +2.50%) due 10/30/2022	104,126	102,668
Food-Retail — 0.0%
Albertson's LLC FRS BTL-B4 3.99% (1 ML+2.75%) due 08/25/2021	140,462	134,998
Albertson's LLC FRS BTL-B5 4.33% (3 ML+3.00%) due 12/21/2022	99,004	95,090
		230,088
Gambling (Non-Hotel) — 0.0%
Golden Entertainment, Inc. FRS 1st Lien Coupon TBD due 08/15/2024(3)	210,000	209,212
Scientific Games International, Inc. BTL-B4 4.51% (1 ML+3.25%) due 08/14/2024	115,000	115,090
		324,302
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 4.05% (3 ML +2.75%) due 04/14/2021	114,134	114,705
Human Resources — 0.0%
On Assignment, Inc. FRS BTL 3.24% (1 ML+2.00%) due 06/03/2022	165,600	166,290
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.31% (3 ML +3.00%) due 10/02/2020	337,750	339,711
USI, Inc. FRS BTL-B 4.31% (3 ML +3.00%) due 05/16/2024	110,000	109,381
		449,092
Insurance-Property/Casualty — 0.0%
Asurion LLC FRS BTL-B5 4.24% (1 ML +3.00%) due 11/03/2023	304,577	305,883

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
LOANS(7)(8)(12) (continued)
Investment Management/Advisor Services — 0.1%
AlixPartners LLP FRS BTL-B 4.08% (3 ML+3.00%) due 04/04/2024	$99,500	$99,678
SAM Finance Luxembourg SARL FRS BTL 4.57% (3 ML +3.25%) due 12/17/2020	437,636	439,903
		539,581
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL-B 4.08% (1 ML+2.75%) due 07/30/2024	170,179	170,245
Rexnord LLC FRS BTL-B 4.06% (3 ML +2.75%) due 08/21/2023	186,413	187,041
		357,286
Medical Labs & Testing Services — 0.1%
INC Research LLC FRS BTL-B 1.00% (1 ML+2.25%) due 08/01/2024	240,000	240,650
Jaguar Holding Co. II FRS BTL 4.04% (1 ML +2.75%) due 08/18/2022	221,218	222,249
		462,899
Medical-Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.50% (1 ML+4.25%) due 04/29/2024	184,538	186,191
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 4.33% (3 ML +3.00%) due 06/07/2023	374,641	377,035
Opal Acquisition, Inc. FRS 1st Lien 5.33% (3 ML +4.00%) due 11/27/2020	301,194	283,574
		660,609
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 4.07% (3 ML+2.75%) due 12/31/2019	23,598	23,483
Security Description	Principal Amount(16)	Value (Note 2)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. FRS BTL-H 4.32% (3 ML+3.00%) due 01/27/2021	$105,950	$105,332
Envision Healthcare Corp. FRS BTL-C 4.24% (1 ML +3.00%) due 12/01/2023	128,057	128,751
		257,566
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. FRS BTL-B1 5.24% (1 ML+4.00%) due 04/28/2022	109,723	109,256
Metal Processors & Fabrication — 0.1%
Crosby US Acquisition Corp. FRS 1st Lien 4.31% (3 ML+3.00%) due 11/23/2020	524,563	482,597
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.58% (3 ML +3.25%) due 04/01/2024	125,329	125,771
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B Coupon TBD due 07/18/2022(3)(18)	5,491	4,557
Paragon Offshore, Ltd. Escrow Loans†(3)(11)(17)	899	0
Seadrill Operating LP FRS BTL-B 4.33% (3 ML +4.00%) due 02/21/2021	162,378	118,807
		123,364
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.47% (1 ML+4.25%) due 08/04/2020	94,456	69,661
California Resources Corp. FRS BTL 11.61% (1 ML+10.38%) due 12/31/2021	130,000	138,515
Chesapeake Energy Corp Term Loan FRS BTL 8.81% (3 ML +7.50%) due 08/23/2021	105,000	112,777
		320,953

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
LOANS(7)(8)(12) (continued)
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.58% (3 ML +3.25%) due 05/06/2020	$244,490	$242,962
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL-B 3.99% (1 ML +2.75%) due 03/01/2024	149,250	149,511
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.98% (1 ML+2.75%) due 02/02/2024	280,500	281,602
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 4.24% (1 ML+3.00%) due 02/01/2024	175,000	175,437
Real Estate Investment Trusts — 0.0%
MGM Growth Properties Operating Partnership LP FRS BTL-B 3.49% (1 ML +2.25%) due 04/07/2023	290,575	291,301
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS BTL-B 4.57% (3 ML+3.25%) due 11/04/2021	308,338	308,852
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.74% (1 ML +3.50%) due 11/15/2020	175,221	164,708
Rental Auto/Equipment — 0.0%
Fly Funding II SARL FRS BTL-B 3.56% (3 ML +2.25%) due 02/09/2023	106,153	106,330
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 4.49% (1 ML +3.25%) due 08/18/2023	98,250	98,482
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS BTL-B 4.32% (3 ML +3.00%) due 08/19/2022	259,164	259,610
Security Description	Principal Amount(16)	Value (Note 2)
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL-B 5.31% (3 ML+4.00%) due 09/12/2024	$130,000	$129,312
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL-B 6.24% (1 ML +5.00%) due 12/15/2023	250,000	235,312
Soap & Cleaning Preparation — 0.0%
Diamond (BC) B.V. FRS BTL-B 4.32% (3 ML+3.00%) due 09/06/2024	115,000	114,686
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL-AI 3.98% (1 ML +2.75%) due 06/30/2025	140,000	140,350
UPC Financing Partnership FRS BTL-AN 3.98% (1 ML +2.75%) due 04/15/2025	175,000	175,562
		315,912
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-B 3.49% (1 ML +2.25%) due 02/22/2024	425,000	424,620
Television — 0.0%
ION Media Networks, Inc. FRS BTL-B3 4.24% (1 ML +3.00%) due 12/18/2020	177,551	178,439
Transport-Equipment & Leasing — 0.0%
Avolon TLB Borrower 1 LLC FRS BTL-B2 3.49% (1 ML +2.75%) due 03/21/2022	229,425	229,696
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL 3.74% (1 ML +2.50%) due 02/15/2024	174,375	174,702
Total Loans (cost $17,961,500)		17,891,534
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Banks-Special Purpose — 0.1%
Brazilian Development Bank Senior Notes 4.75% due 05/09/2024*	246,000	247,538

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Banks-Special Purpose (continued)
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020		$220,000	$231,275
Brazilian Development Bank Senior Notes 6.50% due 06/10/2019		200,000	211,900
China Development Bank Corp. Senior Notes 2.50% due 10/09/2020		200,000	200,315
			891,028
Central Bank — 0.0%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		200,000	194,545
Sovereign — 2.7%
Dominican Republic Senior Notes 5.88% due 04/18/2024		160,000	173,600
Dominican Republic Senior Notes 7.45% due 04/30/2044		180,000	214,425
Government of Canada Bonds 1.00% due 09/01/2022	CAD	22,639,000	17,488,866
Government of Egypt Senior Notes 8.50% due 01/31/2047		200,000	222,832
Government of Jamaica Senior Notes 8.00% due 03/15/2039		150,000	185,625
Government of Romania Senior Notes 6.13% due 01/22/2044		100,000	127,019
Government of Ukraine Senior Notes 7.38% due 09/25/2032*		200,000	194,750
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047*		200,000	195,576
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*		1,480,000	1,488,942
Republic of Argentina Senior Notes 6.88% due 04/22/2021		150,000	163,500
Republic of Argentina Senior Notes 8.28% due 12/31/2033		280,408	325,273
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024		200,000	205,500
Republic of Chile Senior Notes 3.25% due 09/14/2021		130,000	135,366
Republic of Colombia Senior Notes 7.38% due 09/18/2037		100,000	131,900
Security Description	Principal Amount(16)	Value (Note 2)
Sovereign (continued)
Republic of Colombia Senior Notes 8.13% due 05/21/2024	$100,000	$128,000
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	200,000	198,000
Republic of Honduras Senior Notes 6.25% due 01/19/2027	150,000	161,301
Republic of Hungary Senior Notes 5.38% due 02/21/2023	120,000	135,338
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	200,000	229,272
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	100,000	127,340
Republic of Iraq Senior Notes 6.75% due 03/09/2023*	200,000	198,601
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	200,000	196,434
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	250,000	250,392
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	100,000	107,840
Republic of Panama Senior Notes 4.00% due 09/22/2024	250,000	266,875
Republic of Peru Senior Notes 5.63% due 11/18/2050	110,000	138,875
Republic of Peru Senior Notes 8.75% due 11/21/2033	90,000	141,660
Republic of Poland Senior Notes 3.00% due 03/17/2023	270,000	276,372
Republic of Poland Senior Notes 5.13% due 04/21/2021	100,000	109,625
Republic of Serbia Senior Notes 4.88% due 02/25/2020	200,000	209,036
Republic of South Africa Senior Notes 4.67% due 01/17/2024	230,000	235,290
Republic of South Africa Senior Notes 5.65% due 09/27/2047	220,000	218,662
Republic of South Africa Senior Notes 6.25% due 03/08/2041	120,000	129,630

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	$250,000	$274,542
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	170,000	180,302
Republic of Turkey Senior Notes 6.25% due 09/26/2022	200,000	219,366
Republic of Turkey Senior Notes 8.00% due 02/14/2034	60,000	74,658
Russian Federation Senior Notes 4.88% due 09/16/2023	200,000	217,792
Russian Federation Senior Notes 5.00% due 04/29/2020	200,000	212,000
State of Qatar Senior Notes 5.25% due 01/20/2020*	1,000,000	1,060,344
Sultanate of Oman Senior Notes 5.38% due 03/08/2027*	910,000	934,947
Sultanate of Oman Senior Notes 6.50% due 03/08/2047*	935,000	961,290
United Mexican States Senior Notes 3.50% due 01/21/2021	135,000	141,345
United Mexican States Senior Notes 3.63% due 03/15/2022	230,000	241,040
United Mexican States Senior Notes 4.35% due 01/15/2047	200,000	194,500
United Mexican States Senior Notes 4.75% due 03/08/2044	150,000	154,575
		29,578,418
Total Foreign Government Obligations (cost $30,574,051)		30,663,991
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†	1,989	1,889
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(11)(17)	162	146
Paragon Offshore Litigation Trust Class B†(11)(17)	81	1,525
Paragon Offshore, Ltd.†(11)(17)	162	2,714
		4,385
Security Description	Shares/ Principal Amount(16)		Value (Note 2)
Oil Companies-Exploration & Production — 0.0%
TE Holdcorp LLC, Class A†(3)(11)(17)		$2,426	$7,279
Television — 0.0%
ION Media Networks, Inc.†(3)(11)		22	16,750
Total Common Stocks (cost $92,607)			30,303
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%		7,606	189,998
Telecom Services — 0.0%
Qwest Corp. 6.13%		9,010	228,584
Total Preferred Securities (cost $415,371)			418,582
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(13)	EUR	200,000	246,426
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(13)	EUR	200,000	274,602
Banco Bilbao Vizcaya Argentaria SA 9.00% due 05/09/2018(13)		600,000	621,000
Banco de Sabadell SA 6.50% due 05/18/2022(13)	EUR	400,000	479,886
Bank of Ireland 7.38% due 06/18/2020(13)	EUR	450,000	590,593
Caixa Geral de Depositos SA 10.75% due 03/30/2022(13)	EUR	200,000	263,620
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(13)		825,000	861,094
Rabobank Nederland 11.00% due 06/30/2019*(13)		147,000	166,110
			3,503,331
Banks-Fiduciary — 0.0%
State Street Corp. FRS 2.32% (3 ML+1.00%) due 06/01/2077		300,000	273,690
Banks-Super Regional — 0.1%
SunTrust Banks, Inc. 5.05% due 06/15/2022(13)		292,000	298,570
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	94,500
			393,070
Diversified Banking Institutions — 0.9%
Barclays PLC 7.88% due 03/15/2022(13)		225,000	244,981
Barclays PLC 8.00% due 12/15/2020(13)	EUR	235,000	312,005
BNP Paribas SA 7.63% due 03/30/2021*(13)		470,000	516,412

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
Credit Agricole SA 8.13% due 12/23/2025*(13)	$1,125,000	$1,331,719
Credit Suisse Group AG 6.25% due 12/18/2024*(13)	1,735,000	1,847,775
HSBC Holdings PLC 6.00% due 05/22/2027(13)	981,000	1,026,028
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)	192,000	211,440
Royal Bank of Scotland Group PLC 7.50% due 08/10/2020(13)	270,000	282,758
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(13)	415,000	460,131
Societe Generale SA 7.38% due 09/13/2021*(13)	800,000	866,000
Societe Generale SA 8.25% due 11/29/2018(13)	740,000	782,476
UBS Group AG 6.88% due 03/22/2021(13)	450,000	483,188
UBS Group AG 7.00% due 02/19/2025(13)	200,000	224,520
UBS Group AG 7.13% due 02/19/2020(13)	600,000	637,663
		9,227,096
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054	123,000	132,840
Southern Co. Series B 5.50% due 03/15/2057	136,000	143,844
		276,684
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(3)(11)	58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	142,000	147,420
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 4.50% due 09/15/2047	87,000	88,314
Prudential Financial, Inc. 5.63% due 06/15/2043	167,000	182,030
		270,344
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	189,000	217,822
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000	376,250
Security Description	Principal Amount(16)	Value (Note 2)
Pipelines — 0.1%
Enbridge, Inc. 5.50% due 07/15/2077	407,000	$412,087
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)	140,000	140,112
Enterprise Products Operating LLC Company Guar. Notes 4.88% due 08/16/2077	123,000	123,615
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 08/16/2077	108,000	108,945
TransCanada Trust 5.30% due 03/15/2077	112,000	114,660
TransCanada Trust 5.63% due 05/20/2075	83,000	88,022
		987,441
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053	284,000	295,360
Total Preferred Securities/Capital Securities (cost $14,558,856)		15,968,514
Total Long-Term Investment Securities (cost $1,166,555,960)		1,181,926,256
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Foreign Government Obligations — 0.4%
Republic of Argentina Bills 2.80% due 11/24/2017	153,134	152,486
Republic of Argentina Bills 2.81% due 11/10/2017	150,847	150,383
Republic of Argentina Bills 2.81% due 01/26/2018	355,692	352,264
Republic of Argentina Bills 3.06% due 06/15/2018	1,702,413	1,667,105
Republic of Argentina Bills 3.13% due 05/24/2018	504,252	493,772
Republic of Argentina Bills 3.17% due 12/15/2017	885,343	880,044
Republic of Argentina Bills 3.30% due 04/27/2018	890,031	873,919
Total Short-Term Investment Securities (cost $4,568,896)		4,569,973

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 2)
REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $1,498,015 collateralized by $1,555,000 of United States Treasury Notes, bearing interest at 2.00% due 11/15/2026 and having an approximate value of $1,528,786	$1,498,000	$1,498,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $8,229,082 collateralized by $8,410,000 of United States Treasury Notes, bearing interest at 2.25% due 02/15/2027 and having an approximate value of $8,395,442	8,229,000	8,229,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	2,535,000	2,535,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	3,170,000	3,170,000
BNP Paribas SA Joint Repurchase Agreement(14)	5,395,000	5,395,000
Deutsche Bank AG Joint Repurchase Agreement(14)	2,080,000	2,080,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	6,930,000	6,930,000
Total Repurchase Agreements (cost $29,837,000)		29,837,000
TOTAL INVESTMENTS (cost $1,200,961,856)(20)	111.0%	1,216,333,229
Liabilities in excess of other assets	(11.0)	(120,519,691)
NET ASSETS	100.0%	$1,095,813,538

#  See Note 1

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $204,483,097 representing 18.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Security classified as Level 3 (see Note 2).

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2017.

(7)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  Illiquid security. At September 30, 2017, the aggregate value of these securities was $3,164,934 representing 0.3% of net assets.

(12)  All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)  Perpetual maturity — maturity date reflects the next call date.

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(16)  Denominated in United States dollars unless otherwise indicated.

(17)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30,

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

2017, the Diversified Fixed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Loans:
Paragon Offshore, Ltd. Escrow Loans	07/18/2016	899	$0	$0	$0.00	0.00%
Common Stocks
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	146	0.90	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	1,525	18.83	0.00
Paragon Offshore, Ltd.	07/11/2014	162	2,106	2,714	16.75	0.00
TE Holdcorp. LLC, Class A	09/18/2014	2,426	89,032	7,279	3.00	0.00
				$11,664		0.00%

(18)  Company has filed for bankruptcy protection.

(19)  Security in default of interest and principal at maturity.

(20)  See Note 4 for cost of investments on a tax basis.

ARS — Argentine Peso

BTL — Bank Term Loan

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EUR — Euro Currency

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at September 30, 2017 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

5 Yr ES — 5 Year EUR Swap

5 Yr UIRS — 5 Year USD Interest Rate Swap

5 Yr USR — 5 Year USD Swap Rate

COFI — 11th District Cost of Funds.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
86	Short	Long Gilt Futures	December 2017	$14,625,731	$14,275,924	$349,807
366	Short	U.S. Treasury 10 Year Notes	December 2017	46,336,172	45,864,375	471,797
106	Long	U.S. Treasury 10 Year Ultra Bonds	December 2017	14,490,656	14,238,781	(251,875)
83	Long	U.S. Treasury 2 Year Notes	December 2017	17,947,422	17,903,359	(44,063)
404	Long	U.S. Treasury 5 Year Notes	December 2017	47,801,245	47,470,000	(331,245)
89	Long	U.S. Treasury Long Bonds	December 2017	13,820,727	13,600,313	(220,414)
14	Short	U.S. Treasury Ultra Bonds	December 2017	2,347,400	2,311,750	35,650
						$9,657

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	EGP	2,931,000	USD	150,849	03/06/2018	$—	$(8,454)
	USD	157,707	EGP	2,931,000	03/06/2018	1,596	—
						1,596	(8,454)
HSBC Bank USA	CAD	6,909,000	USD	5,567,249	10/31/2017	28,957	—
Morgan Stanley and Co., Inc.	EUR	2,010,000	USD	2,379,149	10/31/2017	—	(13)
Royal Bank of Canada	CAD	14,866,000	USD	12,037,208	10/31/2017	120,541	—
Net Unrealized Appreciation (Depreciation)						$151,094	$(8,467)

CAD — Canadian Dollar

EGP — Egyptian Pound

EUR — Euro Currency

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$160,172,031	$5,292,943	$165,464,974
U.S. Corporate Bonds & Notes:
Airlines	—	1,234,541	14,474	1,249,015
Finance-Investment Banker/Broker	—	274,491	23	274,514
Gambling (Non-Hotel)	—	211,012	20	211,032
Other Industries	—	273,026,392	—	273,026,392
Foreign Corporate Bonds & Notes	—	54,535,950	—	54,535,950
U.S. Government Agencies	—	218,913,708	—	218,913,708
U.S. Government Treasuries	—	396,356,339	—	396,356,339
Municipal Bond & Notes	—	6,921,408	—	6,921,408
Loans:
Gambling (Non-Hotel)	—	115,090	209,212	324,302
Oil & Gas Drilling	—	118,807	4,557	123,364
Other Industries	—	17,443,868	—	17,443,868
Foreign Government Obligations	—	30,663,991	—	30,663,991
Common Stocks:
Oil Companies-Exploration & Production	—	—	7,279	7,279
Television	—	—	16,750	16,750
Other Industries	1,889	4,385	—	6,274
Preferred Securities	418,582	—	—	418,582
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	15,968,508	—	15,968,508
Short-Term Investment Securities	—	4,569,973	—	4,569,973
Repurchase Agreements	—	29,837,000	—	29,837,000
Total Investments at Value	$420,471	$1,210,367,494	$5,545,264	$1,216,333,229
Other Financial Instruments:†
Futures Contracts	$857,254	$—	$—	$857,254
Forward Foreign Currency Contracts	—	151,094	—	151,094
Total Other Financial Instruments	$857,254	$151,094	$—	$1,008,348

Seasons Series Trust Diversified Fixed Income Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$847,597	$—	$—	$847,597
Forward Foreign Currency Contracts	—	8,467	—	8,467
Total Other Financial Instruments	$847,597	$8,467	$—	$856,064

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio#

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Sovereign	40.7%
United States Treasury Notes	37.3
United States Treasury Bonds	15.7
Repurchase Agreements	0.1
93.8%
Credit Quality†##
Aaa	67.0%
Aa	19.7
A	2.8
Baa	10.5
100.0%

*  Calculated as a percentage of net assets

#  See Note 1

†  Source: Moody's

##  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Principal Amount(9)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 40.7%
Sovereign — 40.7%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	24,665,564	$31,468,763
Government of Australia Senior Notes 1.00% due 11/21/18	AUD	6,122,888	4,836,337
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,416,579	3,099,997
Government of Australia Senior Notes 4.00% due 08/20/2020	AUD	18,785,760	16,207,872
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,969,707	13,083,774
Government of France Bonds 0.10% due 03/01/2025	EUR	4,872,056	6,180,390
Government of France Bonds 0.25% due 07/25/2024	EUR	14,492,424	18,772,159
Government of France Bonds 1.10% due 07/25/2022	EUR	15,965,279	21,279,138
Government of France Bonds 1.30% due 07/25/2019	EUR	11,222,721	14,030,010
Government of France Bonds 2.10% due 07/25/2023	EUR	6,625,976	9,393,734
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,061,061,028	19,113,239
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025	JPY	465,364,900	4,294,881
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	17,076,441	12,517,882
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,087,927	9,977,048
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	9,194,003	12,439,958
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	5,475,116	7,163,573
Italy Buoni Poliennali Del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	17,557,679	23,442,638
Security Description	Principal Amount(9)		Value (Note 2)
Sovereign (continued)
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	9,930,469	$13,487,725
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,264,380	8,266,894
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	8,060,675	13,219,710
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	11,940,639	18,172,345
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,023,096	17,611,083
Total Foreign Government Obligations (cost $295,750,596)			298,059,150
U.S. GOVERNMENT TREASURIES(1) — 53.0%
United States Treasury Bonds — 15.7%
2.38% due 01/15/2025 TIPS		46,617,639	53,257,123
2.50% due 01/15/2029 TIPS		51,116,793	61,705,992
			114,963,115
United States Treasury Notes — 37.3%
0.13% due 04/15/2019 TIPS(2)(3)		15,520,959	15,578,729
0.13% due 04/15/2021 TIPS		74,625,478	74,858,683
0.13% due 01/15/2022 TIPS		470,474	471,948
0.13% due 01/15/2023 TIPS		31,081,720	31,003,355
0.13% due 07/15/2024 TIPS		39,617,993	39,219,212
0.25% due 01/15/2025 TIPS		11,764,444	11,647,744
0.38% due 07/15/2025 TIPS		39,700,335	39,705,202
0.63% due 07/15/2021 TIPS		35,621,150	36,612,060
0.63% due 01/15/2024 TIPS		19,466,422	19,877,622
0.63% due 01/15/2026 TIPS		4,375,344	4,434,508
			273,409,063
Total U.S. Government Treasuries (cost $388,663,226)			388,372,178

Seasons Series Trust Real Return Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Security Description	Shares/ Principal Amount(9)	Value (Note 2)
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	22	$497
Television — 0.0%
ION Media Networks, Inc.†(4)(5)(6)	233	177,395
Total Common Stocks (cost $2)		177,892
Total Long-Term Investment Securities (cost $684,413,824)		686,609,220
REPURCHASE AGREEMENTS — 0.1%
Bank of America Securities LLC Joint Repurchase Agreement(7)	$90,000	90,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	115,000	115,000
BNP Paribas SA Joint Repurchase Agreement(7)	195,000	195,000
Deutsche Bank AG Joint Repurchase Agreement(7)	75,000	75,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	260,000	260,000
Total Repurchase Agreements (cost $735,000)		735,000
TOTAL INVESTMENTS (cost $685,148,824)(8)	93.8%	687,344,220
Other assets less liabilities	6.2	45,780,608
NET ASSETS	100.0%	$733,124,828

#  See Note 1

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $45,859,644 representing 6.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(4)  Illiquid security. At September 30, 2017, the aggregate value of this security was $177,395 representing 0.0% of net.

(5)  Security classified as Level 3 (see Note 2).

(6)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$177,395	$761.35	0.02%

(7)  See Note 2 for details of Joint Repurchase Agreements.

(8)  See Note 4 for cost of investments on a tax basis.

(9)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TIPS — Treasury Inflation Protected Securities

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
100	Short	Long Gilt Futures	December 2017	$17,006,521	$16,599,912	$406,609
87	Short	U.S. Treasury 10Year Notes	December 2017	11,014,147	10,902,187	111,960
33	Long	U.S. Treasury 10Year Ultra Notes	December 2017	4,484,966	4,432,828	(52,138)
						$466,431

*  Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust Real Return Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	JPY	660,310,000	USD	5,903,954	10/31/2017	$28,480	$—
Citibank N.A.	JPY	4,037,350,000	USD	35,645,552	10/10/2017	—	(245,991)
Deutsche Bank AG	GBP	43,498,000	USD	58,575,059	10/31/2017	234,648	—
Goldman Sachs International	AUD	31,355,000	USD	24,714,168	10/31/2017	127,222	—
HSBC Bank USA	JPY	660,311,000	USD	5,893,687	10/31/2017	18,205	—
Morgan Stanley and Co., Inc.	EUR	142,704,000	USD	168,912,446	10/31/2017	—	(952)
	JPY	660,310,000	USD	5,893,825	10/31/2017	18,352	—
						18,352	(952)
Royal Bank Of Canada	CAD	16,536,000	USD	13,389,430	10/31/2017	134,083	—
	JPY	660,310,000	USD	5,893,415	10/31/2017	17,941	—
						152,024	—
State Street Bank and Trust Co.	NZD	17,679,000	USD	12,843,369	10/31/2017	81,007	—
Net Unrealized Appreciation (Depreciation)						$659,938	$(246,943)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — Pound Sterling
JPY — Japanese Yen
NZD — New Zealand Dollar
USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Made by the Portfolio/Frequency	Payments Received by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
CAD	70,801	12/18/2021	3 Month Canadian Dollar Offered Rate/Semi-annually	2.25%/Semi-annually	$(56,335)	$32,482

CAD — Canadian Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$298,059,150	$—	$298,059,150
U.S. Government Treasuries	—	388,372,178	—	388,372,178
Common Stocks
Printing-Commercial	497	—	—	497
Television	—	—	177,395	177,395
Repurchase Agreements	—	735,000	—	735,000
Total Investments at Value	$497	$687,166,328	$177,395	$687,344,220
Other Financial Instruments:†
Futures Contracts	$518,569	$—	$—	$518,569
Forward Foreign Currency Contracts	—	659,938	—	659,938
Centrally Cleared Interest Rate Swap Contracts	—	32,482	—	32,482
Total Other Financial Instruments	$518,569	$692,420	$—	$1,210,989

Seasons Series Trust Real Return Portfolio#

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$52,138	$—	$—	$52,138
Forward Foreign Currency Contracts	—	246,943	—	246,943
Total Other Financial Instruments	$52,138	$246,943	$—	$299,081

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	15.3%
E-Commerce/Products	7.0
Applications Software	6.2
E-Commerce/Services	6.0
Medical-Drugs	5.7
Retail-Restaurants	5.2
Electronic Components-Semiconductors	3.9
Internet Content-Entertainment	3.7
Entertainment Software	3.5
Finance-Credit Card	3.5
Athletic Footwear	3.2
Finance-Other Services	3.1
Finance-Investment Banker/Broker	3.1
Beverages-Non-alcoholic	3.0
Medical Instruments	2.8
Retail-Perfume & Cosmetics	2.7
Computer Software	2.7
Electronic Forms	2.6
Retail-Discount	2.3
Retail-Gardening Products	2.3
Schools	2.2
Medical-HMO	2.2
Lighting Products & Systems	2.2
Industrial Automated/Robotic	2.2
Oil Companies-Exploration & Production	2.1
98.7%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.7%
Applications Software — 6.2%
salesforce.com, Inc.†	42,158	$3,938,400
ServiceNow, Inc.†	33,560	3,944,307
		7,882,707
Athletic Footwear — 3.2%
NIKE, Inc., Class B	78,927	4,092,365
Beverages-Non-alcoholic — 3.0%
Monster Beverage Corp.†	68,687	3,794,957
Computer Software — 2.7%
Splunk, Inc.†	50,584	3,360,295
E-Commerce/Products — 7.0%
Alibaba Group Holding, Ltd. ADR†	26,562	4,587,523
Amazon.com, Inc.†	4,475	4,302,041
		8,889,564
E-Commerce/Services — 6.0%
MercadoLibre, Inc.	11,801	3,055,633
Priceline Group, Inc.†	2,452	4,489,171
		7,544,804
Electronic Components-Semiconductors — 3.9%
NVIDIA Corp.	27,349	4,889,181
Electronic Forms — 2.6%
Adobe Systems, Inc.†	21,786	3,250,035
Entertainment Software — 3.5%
Activision Blizzard, Inc.	69,130	4,459,576
Finance-Credit Card — 3.5%
Visa, Inc., Class A	41,959	4,415,765
Finance-Investment Banker/Broker — 3.1%
Charles Schwab Corp.	88,733	3,881,181
Finance-Other Services — 3.1%
Intercontinental Exchange, Inc.	56,971	3,913,908
Industrial Automated/Robotic — 2.2%
Cognex Corp.	25,108	2,768,910
Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	27,154	4,639,804
Lighting Products & Systems — 2.2%
Acuity Brands, Inc.	16,302	2,792,207
Medical Instruments — 2.8%
Edwards Lifesciences Corp.†	32,349	3,536,069
Medical-Biomedical/Gene — 15.3%
Alexion Pharmaceuticals, Inc.†	33,138	4,648,930
Celgene Corp.†	33,771	4,924,487
Illumina, Inc.†	19,658	3,915,874
Intercept Pharmaceuticals, Inc.†	25,235	1,464,639
Vertex Pharmaceuticals, Inc.†	28,616	4,350,777
		19,304,707
Medical-Drugs — 5.7%
Bristol-Myers Squibb Co.	75,035	4,782,731
Shire PLC ADR	15,815	2,421,909
		7,204,640
Medical-HMO — 2.2%
UnitedHealth Group, Inc.	14,289	2,798,501
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 2.1%
Pioneer Natural Resources Co.	17,940	$2,646,868
Retail-Discount — 2.3%
Costco Wholesale Corp.	18,134	2,979,235
Retail-Gardening Products — 2.3%
Tractor Supply Co.	45,664	2,890,074
Retail-Perfume & Cosmetics — 2.7%
Ulta Beauty, Inc.†	15,243	3,445,833
Retail-Restaurants — 5.2%
Domino's Pizza, Inc.	12,738	2,529,130
Starbucks Corp.	74,635	4,008,646
		6,537,776
Schools — 2.2%
New Oriental Education & Technology Group, Inc. ADR	32,008	2,825,026
TOTAL INVESTMENTS (cost $102,470,330)(1)	98.7%	124,743,988
Other assets less liabilities	1.3	1,615,875
NET ASSETS	100.0%	$126,359,863

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$124,743,988	$—	$—	$124,743,988

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Diversified Banking Institutions	14.5%
Electric-Integrated	6.6
Tobacco	5.5
Transport-Rail	4.4
Telephone-Integrated	4.0
Chemicals-Diversified	4.0
Food-Meat Products	3.8
Insurance-Multi-line	3.5
Semiconductor Components-Integrated Circuits	3.5
Oil Refining & Marketing	3.5
Semiconductor Equipment	3.5
Computer Services	3.5
Insurance-Life/Health	3.3
Instruments-Controls	3.1
Medical-Drugs	2.9
Medical-HMO	2.9
Retail-Building Products	2.8
Pipelines	2.8
Banks-Super Regional	2.7
Electronic Components-Misc.	2.5
Oil Companies-Exploration & Production	2.5
Medical Products	2.5
Oil-Field Services	2.4
Aerospace/Defense-Equipment	2.3
Oil Companies-Integrated	2.2
Telecommunication Equipment	1.8
Pharmacy Services	1.7
Retail-Discount	1.0
Repurchase Agreements	0.4
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.7%
Aerospace/Defense-Equipment — 2.3%
United Technologies Corp.	63,000	$7,313,040
Banks-Super Regional — 2.7%
Wells Fargo & Co.	157,500	8,686,125
Chemicals-Diversified — 4.0%
FMC Corp.	140,500	12,548,055
Computer Services — 3.5%
Teradata Corp.†	323,000	10,914,170
Diversified Banking Institutions — 14.5%
Bank of America Corp.	492,500	12,479,950
Citigroup, Inc.	173,500	12,620,390
JPMorgan Chase & Co.	117,000	11,174,670
Morgan Stanley	196,500	9,465,405
		45,740,415
Electric-Integrated — 6.6%
AES Corp.	701,000	7,725,020
NextEra Energy, Inc.	89,000	13,042,950
		20,767,970
Electronic Components-Misc. — 2.5%
Corning, Inc.	268,500	8,033,520
Food-Meat Products — 3.8%
Tyson Foods, Inc., Class A	169,500	11,941,275
Instruments-Controls — 3.1%
Honeywell International, Inc.	70,000	9,921,800
Insurance-Life/Health — 3.3%
Unum Group	206,000	10,532,780
Insurance-Multi-line — 3.5%
MetLife, Inc.	215,500	11,195,225
Medical Products — 2.5%
Baxter International, Inc.	124,000	7,781,000
Medical-Drugs — 2.9%
Bristol-Myers Squibb Co.	145,500	9,274,170
Medical-HMO — 2.9%
Humana, Inc.	37,000	9,014,310
Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	150,127	7,333,704
Marathon Oil Corp.	49,350	669,186
		8,002,890
Oil Companies-Integrated — 2.2%
Chevron Corp.	59,204	6,956,470
Oil Refining & Marketing — 3.5%
Marathon Petroleum Corp.	103,000	5,776,240
Valero Energy Corp.	70,000	5,385,100
		11,161,340
Oil-Field Services — 2.4%
Halliburton Co.	163,500	7,525,905
Pharmacy Services — 1.7%
Express Scripts Holding Co.†	84,000	5,318,880
Pipelines — 2.8%
Williams Cos., Inc.	290,500	8,717,905
Retail-Building Products — 2.8%
Lowe's Cos., Inc.	109,500	8,753,430
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Discount — 1.0%
Costco Wholesale Corp.	19,000	$3,121,510
Semiconductor Components-Integrated Circuits — 3.5%
QUALCOMM, Inc.	215,500	11,171,520
Semiconductor Equipment — 3.5%
Applied Materials, Inc.	210,500	10,964,945
Telecommunication Equipment — 1.8%
Juniper Networks, Inc.	206,000	5,732,980
Telephone-Integrated — 4.0%
Verizon Communications, Inc.	257,000	12,718,930
Tobacco — 5.5%
Altria Group, Inc.	114,500	7,261,590
Philip Morris International, Inc.	90,000	9,990,900
		17,252,490
Transport-Rail — 4.4%
CSX Corp.	169,600	9,202,496
Union Pacific Corp.	39,500	4,580,815
		13,783,311
Total Long-Term Investment Securities (cost $249,567,477)		314,846,361
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12% dated 09/29/2017, to be repurchased 10/02/2017 in the amount of $1,276,013 and collateralized by $1,325,000 of United States Treasury Bonds, bearing interest at 2.00% due 11/25/2026 and having an approximate value of $1,302,663 (cost $1,276,000)	$1,276,000	1,276,000
TOTAL INVESTMENTS (cost $250,843,477)(1)	100.1%	316,122,361
Liabilities in excess of other assets	(0.1)	(163,093)
NET ASSETS	100.0%	$315,959,268

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$314,846,361	$—	$—	$314,846,361
Repurchase Agreements	—	1,276,000	—	1,276,000
Total Investments at Value	$314,846,361	$1,276,000	$—	$316,122,361

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio@

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	55.6%
International Equity Investment Companies	22.9
Domestic Fixed Income Investment Companies	21.6
100.1%

*   Calculated as a percentage of net assets

@   See Note 1

Seasons Series Trust Allocation Growth Portfolio@

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 55.6%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	845,263	$12,638,031
Seasons Series Trust Large Cap Value Portfolio, Class 1	718,667	13,001,067
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	69,681	1,317,691
Seasons Series Trust Mid Cap Value Portfolio, Class 1	66,551	1,247,812
Seasons Series Trust Small Cap Portfolio, Class 1	110,808	1,668,993
SunAmerica Series Trust Blue Chip Growth, Class 1	337,254	4,234,570
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	173,142	3,980,202
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	83,689	756,306
SunAmerica Series Trust Growth-Income Portfolio, Class 1	143,018	5,155,464
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	87,328	1,608,121
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	71,256	3,185,160
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	334,288	7,195,668
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	96,450	2,137,390
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	60,005	642,436
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	69,798	777,291
Total Domestic Equity Investment Companies (cost $55,747,965)		59,546,202
Domestic Fixed Income Investment Companies — 21.6%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	102,025	1,557,726
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	982,550	11,749,474
Seasons Series Trust Real Return Portfolio, Class 1†	258,262	2,535,383
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	147,102	2,071,009
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	137,271	$859,229
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	272,237	2,484,683
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	174,254	1,847,211
Total Domestic Fixed Income Investment Companies (cost $22,795,981)		23,104,715
International Equity Investment Companies — 22.9%
Seasons Series Trust International Equity Portfolio, Class 1	1,146,483	11,054,877
SunAmerica Series Trust Emerging Markets Portfolio, Class 1†	300,189	2,661,774
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	294,582	3,138,440
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	168,297	1,859,476
SunAmerica Series Trust SA International Index Portfolio, Class 1	509,336	5,794,229
Total International Equity Investment Companies (cost $22,643,472)		24,508,796
TOTAL INVESTMENTS (cost $101,187,418)(2)	100.1%	107,159,713
Liabilities in excess of other assets	(0.1)	(58,624)
NET ASSETS	100.0%	$107,101,089

#  The Seasons Series Trust Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@  See Note 1

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$107,159,713	$—	$—	$107,159,713

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio@

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	46.5%
Domestic Fixed Income Investment Companies	35.3
International Equity Investment Companies	18.2
100.0%

*  Calculated as a percentage of net assets

@  See Note 1

Seasons Series Trust Allocation Moderate Growth Portfolio@

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 46.5%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	3,511,798	$52,507,000
Seasons Series Trust Large Cap Value Portfolio, Class 1	2,947,249	53,317,316
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	255,258	4,826,998
Seasons Series Trust Mid Cap Value Portfolio, Class 1	250,603	4,698,776
Seasons Series Trust Small Cap Portfolio, Class 1	424,993	6,401,246
SunAmerica Series Trust Blue Chip Growth, Class 1	1,463,250	18,372,619
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	691,898	15,905,446
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	363,174	3,282,025
SunAmerica Series Trust Growth-Income Portfolio, Class 1	594,983	21,447,808
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	322,495	5,938,627
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	274,050	12,250,089
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,349,632	29,051,324
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	422,691	9,367,090
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	250,736	2,684,485
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	287,811	3,205,125
Total Domestic Equity Investment Companies (cost $224,489,125)		243,255,974
Domestic Fixed Income Investment Companies — 35.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	797,747	12,180,101
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	7,873,759	94,155,554
Seasons Series Trust Real Return Portfolio, Class 1†	2,097,823	20,594,545
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	1,203,134	16,938,606
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,001,152	$6,266,585
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,239,325	20,438,111
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	1,354,791	14,361,707
Total Domestic Fixed Income Investment Companies (cost $182,569,636)		184,935,209
International Equity Investment Companies — 18.2%
Seasons Series Trust International Equity Portfolio, Class 1	4,392,664	42,355,937
SunAmerica Series Trust Emerging Markets Portfolio, Class 1†	1,070,970	9,496,280
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	1,210,285	12,894,202
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	599,892	6,628,079
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,087,031	23,742,144
Total International Equity Investment Companies (cost $87,350,982)		95,116,642
TOTAL INVESTMENTS (cost $494,409,743)(2)	100.0%	523,307,825
Liabilities in excess of other assets	(0.0)	(200,905)
NET ASSETS	100.0%	$523,106,920

#  The Seasons Series Trust Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@  See Note 1

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$523,307,825	$—	$—	$523,307,825

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio@

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	44.3%
Domestic Equity Investment Companies	41.2
International Equity Investment Companies	14.5
100.0%

*   Calculated as a percentage of net assets

@   See Note 1

Seasons Series Trust Allocation Moderate Portfolio@

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 41.2%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,896,669	$28,358,237
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,607,426	29,079,200
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	141,378	2,673,490
Seasons Series Trust Mid Cap Value Portfolio, Class 1	137,756	2,582,905
Seasons Series Trust Small Cap Portfolio, Class 1	236,077	3,555,792
SunAmerica Series Trust Blue Chip Growth, Class 1	783,560	9,838,408
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	391,039	8,989,265
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	182,979	1,653,593
SunAmerica Series Trust Growth-Income Portfolio, Class 1	323,838	11,673,651
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	179,970	3,314,089
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	163,128	7,291,866
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	759,877	16,356,634
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	221,102	4,899,747
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	125,737	1,346,193
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	153,992	1,714,889
Total Domestic Equity Investment Companies (cost $123,998,421)		133,327,959
Domestic Fixed Income Investment Companies — 44.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	620,712	9,477,103
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	6,095,312	72,888,627
Seasons Series Trust Real Return Portfolio, Class 1†	1,616,047	15,864,906
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	922,405	12,986,302
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	800,514	$5,010,718
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,739,808	15,879,071
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	1,057,304	11,208,138
Total Domestic Fixed Income Investment Companies (cost $141,362,975)		143,314,865
International Equity Investment Companies — 14.5%
Seasons Series Trust International Equity Portfolio, Class 1	2,195,164	21,166,706
SunAmerica Series Trust Emerging Markets Portfolio, Class 1†	549,957	4,876,460
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	607,893	6,476,408
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	294,421	3,252,994
SunAmerica Series Trust SA International Index Portfolio, Class 1	999,438	11,369,651
Total International Equity Investment Companies (cost $43,501,623)		47,142,219
TOTAL INVESTMENTS (cost $308,863,019)(2)	100.0%	323,785,043
Liabilities in excess of other assets	(0.0)	(133,302)
NET ASSETS	100.0%	$323,651,741

#  The Seasons Series Trust Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@  See Note 1

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$323,785,043	$—	$—	$323,785,043

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio@

PORTFOLIO PROFILE — September 30, 2017 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	59.3%
Domestic Equity Investment Companies	30.1
International Equity Investment Companies	10.6
100.0%

*   Calculated as a percentage of net assets

@   See Note 1

Seasons Series Trust Allocation Balanced Portfolio@

PORTFOLIO OF INVESTMENTS — September 30, 2017 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 30.1%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,028,230	$15,373,682
Seasons Series Trust Large Cap Value Portfolio, Class 1	863,748	15,625,669
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	70,511	1,333,384
Seasons Series Trust Mid Cap Value Portfolio, Class 1	77,882	1,460,272
Seasons Series Trust Small Cap Portfolio, Class 1	129,580	1,951,732
SunAmerica Series Trust Blue Chip Growth, Class 1	423,853	5,321,913
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	211,683	4,866,200
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	94,837	857,044
SunAmerica Series Trust Growth-Income Portfolio, Class 1	174,695	6,297,353
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	97,261	1,791,028
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	90,375	4,039,784
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	414,165	8,915,050
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	121,489	2,692,278
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	69,424	743,285
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	76,727	854,452
Total Domestic Equity Investment Companies (cost $67,155,049)		72,123,126
Domestic Fixed Income Investment Companies — 59.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	616,232	9,408,698
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	6,088,007	72,801,280
Seasons Series Trust Real Return Portfolio, Class 1†	1,602,173	15,728,702
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	884,358	12,450,652
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	799,526	$5,004,533
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,721,652	15,713,362
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	1,035,916	10,981,421
Total Domestic Fixed Income Investment Companies (cost $140,244,631)		142,088,648
International Equity Investment Companies — 10.6%
Seasons Series Trust International Equity Portfolio, Class 1	1,193,772	11,510,858
SunAmerica Series Trust Emerging Markets Portfolio, Class 1†	271,170	2,404,464
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	337,917	3,600,115
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	163,194	1,803,092
SunAmerica Series Trust SA International Index Portfolio, Class 1	529,273	6,021,033
Total International Equity Investment Companies (cost $23,267,227)		25,339,562
TOTAL INVESTMENTS (cost $230,666,907)(2)	100.0%	239,551,336
Liabilities in excess of other assets	(0.0)	(104,626)
NET ASSETS	100.0%	$239,446,710

#  The Seasons Series Trust Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@  See Note 1

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$239,551,336	$—	$—	$239,551,336

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2017 (unaudited)

	Multi- Managed Growth Portfolio#	Multi- Managed Moderate Growth Portfolio#	Multi- Managed Income/ Equity Portfolio#	Multi- Managed Income Portfolio#	Asset Allocation: Diversified Growth Portfolio#
ASSETS:
Investments at value (unaffiliated)*	$57,737,806	$99,630,120	$74,202,775	$63,275,336	$128,741,686
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	6,681,000
Cash	128,913	296,213	367,373	366,364	35,946
Foreign cash*	178	442	500	507	76,716
Cash collateral for futures contracts	29,997	60,413	—	664	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	1,141
Receivable for:
Fund shares sold	931	325	3,466	104,449	151,158
Dividends and interest	101,971	242,381	227,286	231,677	369,605
Investments sold	596,627	940,298	476,425	238,159	4,451,086
Investments sold on an extended settlement basis	1,235,299	2,879,723	3,292,725	3,292,725	48,934
Receipts on swap contracts	—	—	—	—	6,558
Prepaid expenses and other assets	203,773	280,743	140,335	44,377	5,819
Due from investment adviser for expense reimbursements/fee waivers	12	20	—	—	22,055
Variation margin on futures contracts	2,186	9,951	11,734	15,406	30,985
Unrealized appreciation on forward foreign currency contracts	13,131	34,756	40,419	40,400	49,752
Swap premiums paid	—	—	—	9,684	—
Unrealized appreciation on swap contracts	1,498	3,995	4,794	18,016	141,671
Total assets	60,052,322	104,379,380	78,767,832	67,637,764	140,814,112
LIABILITIES:
Payable for:
Fund shares redeemed	40,310	83,993	74,539	95,462	131,991
Investments purchased	511,094	775,135	428,272	270,607	90,990
Investments purchased on an extended settlement basis	4,562,112	12,776,028	14,640,392	15,531,284	6,302,478
Payments on swap contracts	—	—	—	—	47,099
Investment advisory and management fees	39,455	62,577	42,244	32,693	93,355
Service fees — Class 2	2,392	5,207	4,268	3,502	7,082
Service fees — Class 3	5,157	7,730	4,076	3,577	12,380
Transfer agent fees and expenses	116	116	116	145	552
Trustees' fees and expenses	525	804	600	508	1,054
Other accrued expenses	84,668	90,399	83,081	80,986	142,381
Accrued foreign tax on capital gains	—	—	—	—	1,755
Variation margin on futures contracts	2,528	3,981	7,155	9,499	22,241
Due to custodian	—	—	—	—	—
Due to broker	1,345	3,587	4,396	26,356	968
Call and put options written, at value@	—	—	—	—	9,758
Unrealized depreciation on forward foreign currency contracts	907	2,385	2,790	2,823	37,384
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	180,770
Total liabilities	5,250,609	13,811,942	15,291,929	16,057,442	7,082,238
NET ASSETS	$54,801,713	$90,567,438	$63,475,903	$51,580,322	$133,731,874
* Cost
Investments (unaffiliated)	$49,361,769	$88,395,210	$69,753,664	$61,129,890	$115,035,371
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$131	$323	$358	$365	$75,987
@ Premiums received on options written	$—	$—	$—	$—	$13,718

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2017 (unaudited)

	Multi- Managed Growth Portfolio#	Multi- Managed Moderate Growth Portfolio#	Multi- Managed Income/ Equity Portfolio#	Multi- Managed Income Portfolio#	Asset Allocation: Diversified Growth Portfolio#
NET ASSETS REPRESENTED BY:
Capital paid-in	$40,286,757	$71,318,796	$54,573,746	$46,307,039	$104,017,820
Accumulated undistributed net investment income (loss)	243,989	992,071	1,307,587	1,306,619	3,053,211
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	5,878,738	6,977,691	3,102,990	1,747,680	12,370,279
Unrealized appreciation (depreciation) on investments	8,376,037	11,234,910	4,449,111	2,145,446	13,706,315
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	3,999	11,674	4,933	36,046	572,266
Unrealized foreign exchange gain (loss) on other assets and liabilities	12,193	32,296	37,536	37,492	13,738
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(1,755)
NET ASSETS	$54,801,713	$90,567,438	$63,475,903	$51,580,322	$133,731,874
Class 1 (unlimited shares authorized):
Net assets	$9,622,110	$9,784,681	$8,998,770	$5,800,389	$15,755,598
Shares of beneficial interest issued and outstanding	547,806	738,189	781,414	506,052	1,228,350
Net asset value, offering and redemption price per share	$17.56	$13.25	$11.52	$11.46	$12.83
Class 2 (unlimited shares authorized):
Net assets	$19,735,428	$42,700,560	$34,658,747	$28,235,228	$56,778,254
Shares of beneficial interest issued and outstanding	1,125,231	3,228,534	3,015,860	2,468,794	4,429,833
Net asset value, offering and redemption price per share	$17.54	$13.23	$11.49	$11.44	$12.82
Class 3 (unlimited shares authorized):
Net assets	$25,444,175	$38,082,197	$19,818,386	$17,544,705	$61,198,022
Shares of beneficial interest issued and outstanding	1,454,505	2,884,804	1,725,108	1,535,081	4,785,039
Net asset value, offering and redemption price per share	$17.49	$13.20	$11.49	$11.43	$12.79

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2017 (unaudited)

	Stock Portfolio#	Large Cap Growth Portfolio#	Large Cap Value Portfolio#	Mid Cap Growth Portfolio#	Mid Cap Value Portfolio#
ASSETS:
Investments at value (unaffiliated)*	$452,614,415	$518,726,767	$901,369,227	$215,224,939	$250,704,173
Investments at value (affiliated)*	—	—	1,752,991	—	—
Repurchase agreements (cost approximates value)	—	1,118,000	2,657,000	3,216,000	696,000
Cash	—	6,048	2,101	2,917	64
Foreign cash*	34,332	—	2	1	3,039
Cash collateral for futures contracts	—	65,000	55,000	77,000	153,000
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	24,965	109,992	190,213	7,017	94,799
Dividends and interest	197,290	325,615	1,654,012	88,613	342,119
Investments sold	1,322,758	3,451,449	1,158,005	462,791	521,755
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,602	368,334	5,603	5,606	5,602
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	6,300	1,500	680	680
Unrealized appreciation on forward foreign currency contracts	—	—	56,224	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	454,199,362	524,177,505	908,901,878	219,085,564	252,521,231
LIABILITIES:
Payable for:
Fund shares redeemed	411,753	305,700	601,930	164,494	197,682
Investments purchased	1,524,082	2,368,542	200,765	376,220	1,306,156
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	308,507	333,022	548,736	150,790	172,368
Service fees — Class 2	5,667	4,218	3,537	2,768	3,244
Service fees — Class 3	8,029	3,737	3,159	3,133	3,582
Transfer agent fees and expenses	552	349	320	436	436
Trustees' fees and expenses	3,565	4,190	8,122	1,686	2,327
Other accrued expenses	85,073	93,008	153,042	75,179	86,029
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	30,170	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	2,347,228	3,112,766	1,549,781	774,706	1,771,824
NET ASSETS	$451,852,134	$521,064,739	$907,352,097	$218,310,858	$250,749,407
* Cost
Investments (unaffiliated)	$338,708,232	$395,442,060	$791,692,662	$169,696,327	$222,422,200
Investments (affiliated)	$—	$—	$1,546,083	$—	$—
Foreign cash	$34,315	$—	$2	$1	$3,039
@ Premiums received on options written	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2017 (unaudited)

	Stock Portfolio#	Large Cap Growth Portfolio#	Large Cap Value Portfolio#	Mid Cap Growth Portfolio#	Mid Cap Value Portfolio#
NET ASSETS REPRESENTED BY:
Capital paid-in	$242,450,221	$329,865,065	$666,513,743	$144,297,110	$179,618,604
Accumulated undistributed net investment income (loss)	80,544	4,108,814	28,170,030	107,560	4,357,650
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	95,415,107	63,804,980	102,740,433	28,359,442	38,472,591
Unrealized appreciation (depreciation) on investments	113,906,183	123,284,707	109,883,473	45,528,612	28,281,973
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	1,180	18,180	18,113	18,113
Unrealized foreign exchange gain (loss) on other assets and liabilities	79	(7)	26,238	21	476
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$451,852,134	$521,064,739	$907,352,097	$218,310,858	$250,749,407
Class 1 (unlimited shares authorized):
Net assets	$368,209,847	$468,554,901	$862,474,897	$180,251,767	$206,322,487
Shares of beneficial interest issued and outstanding	13,123,115	31,316,225	47,675,548	9,531,813	11,003,920
Net asset value, offering and redemption price per share	$28.06	$14.96	$18.09	$18.91	$18.75
Class 2 (unlimited shares authorized):
Net assets	$45,162,660	$34,323,376	$29,226,133	$22,697,510	$26,760,008
Shares of beneficial interest issued and outstanding	1,647,979	2,339,004	1,618,300	1,248,962	1,431,945
Net asset value, offering and redemption price per share	$27.40	$14.67	$18.06	$18.17	$18.69
Class 3 (unlimited shares authorized):
Net assets	$38,479,627	$18,186,462	$15,651,067	$15,361,581	$17,666,912
Shares of beneficial interest issued and outstanding	1,424,521	1,251,860	867,568	864,805	947,640
Net asset value, offering and redemption price per share	$27.01	$14.53	$18.04	$17.76	$18.64

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2017 (unaudited)

	Small Cap Portfolio#	International Equity Portfolio#	Diversified Fixed Income Portfolio#	Real Return Portfolio#	SA Columbia Focused Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$283,620,046	$649,373,773	$1,186,496,229	$686,609,220	$124,743,988
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	885,000	1,509,000	29,837,000	735,000	—
Cash	—	2,938,092	—	18,971	92,948
Foreign cash*	—	598,710	883,200	35,939,441	23,712
Cash collateral for futures contracts	324,489	110,000	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	9,558	75,548	316,860	8,585,914	2,265
Dividends and interest	184,564	2,747,931	6,514,006	1,637,609	53,480
Investments sold	1,248,535	1,243,916	8,898,651	—	1,642,827
Investments sold on an extended settlement basis	13,918	—	3,647,549	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,602	5,821	7,402	5,601	5,604
Due from investment adviser for expense reimbursements/fee waivers	44	46,202	—	60,899	69,431
Variation margin on futures contracts	490	15,730	88,562	20,391	—
Unrealized appreciation on forward foreign currency contracts	—	—	151,094	659,938	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	32,482	—
Total assets	286,292,246	658,664,723	1,236,840,553	734,305,466	126,634,255
LIABILITIES:
Payable for:
Fund shares redeemed	278,440	656,649	713,861	232,155	110,980
Investments purchased	1,509,468	3,721,178	7,775,859	—	—
Investments purchased on an extended settlement basis	—	277	130,021,544	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	189,077	501,451	575,042	350,579	108,953
Service fees — Class 2	2,188	2,783	3,284	—	3,400
Service fees — Class 3	2,486	3,640	3,335	85,988	4,539
Transfer agent fees and expenses	320	407	378	494	378
Trustees' fees and expenses	2,451	5,380	9,125	5,336	1,138
Other accrued expenses	71,212	176,410	242,526	136,723	45,004
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	130,333	40,289	—
Due to custodian	12,028	—	1,540,191	—	—
Due to broker	—	—	3,070	25,796	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	8,467	246,943	—
Swap premiums received	—	—	—	56,335	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	2,067,670	5,068,175	141,027,015	1,180,638	274,392
NET ASSETS	$284,224,576	$653,596,548	$1,095,813,538	$733,124,828	$126,359,863
* Cost
Investments (unaffiliated)	$224,570,696	$553,716,543	$1,171,124,856	$684,413,824	$102,470,330
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$599,619	$882,687	$36,186,141	$23,711
@ Premiums received on options written	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2017 (unaudited)

	Small Cap Portfolio#	International Equity Portfolio#	Diversified Fixed Income Portfolio#	Real Return Portfolio#	SA Columbia Focused Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$190,885,054	$603,653,115	$1,041,525,415	$739,233,108	$99,887,447
Accumulated undistributed net investment income (loss)	1,117,639	20,584,372	35,631,657	15,015,671	(219,978)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	33,069,630	(66,359,392)	3,136,094	(24,009,332)	4,418,736
Unrealized appreciation (depreciation) on investments	59,049,350	95,657,230	15,371,373	2,195,396	22,273,658
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	102,903	28,206	9,657	498,913	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	33,017	139,342	191,072	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$284,224,576	$653,596,548	$1,095,813,538	$733,124,828	$126,359,863
Class 1 (unlimited shares authorized):
Net assets	$253,146,067	$613,098,621	$1,053,686,223	$309,649,897	$77,529,275
Shares of beneficial interest issued and outstanding	16,807,053	63,583,373	88,112,496	31,541,879	7,873,918
Net asset value, offering and redemption price per share	$15.06	$9.64	$11.96	$9.82	$9.85
Class 2 (unlimited shares authorized):
Net assets	$18,482,679	$22,709,794	$25,928,405	$—	$27,120,789
Shares of beneficial interest issued and outstanding	1,257,486	2,352,788	2,172,417	—	2,878,343
Net asset value, offering and redemption price per share	$14.70	$9.65	$11.94	$—	$9.42
Class 3 (unlimited shares authorized):
Net assets	$12,595,830	$17,788,133	$16,198,910	$423,474,931	$21,709,799
Shares of beneficial interest issued and outstanding	870,061	1,850,189	1,365,335	43,533,398	2,365,021
Net asset value, offering and redemption price per share	$14.48	$9.61	$11.86	$9.73	$9.18

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2017 (unaudited)

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio#	Allocation Moderate Growth Portfolio#	Allocation Moderate Portfolio#	Allocation Balanced Portfolio#
ASSETS:
Investments at value (unaffiliated)*	$314,846,361	$—	$—	$—	$—
Investments at value (affiliated)*	—	107,159,713	523,307,825	323,785,043	239,551,336
Repurchase agreements (cost approximates value)	1,276,000	—	—	—	—
Cash	242	—	—	—	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	81,041	133,374	362,665	302,231	321,446
Dividends and interest	261,459	—	—	—	—
Investments sold	—	—	—	—	—
Investments sold on an extended settlement basis	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,604	5,601	5,601	5,600	5,601
Due from investment adviser for expense reimbursements/fee waivers	168,781	1,726	8,676	5,381	3,988
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	316,639,488	107,300,414	523,684,767	324,098,255	239,882,371
LIABILITIES:
Payable for:
Fund shares redeemed	356,521	69,333	73,085	79,689	5,799
Investments purchased	—	64,042	289,580	222,542	315,648
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	255,166	8,643	42,759	26,519	19,614
Service fees — Class 2	1,761	—	—	—	—
Service fees — Class 3	2,251	21,585	106,876	66,276	49,013
Transfer agent fees and expenses	349	174	174	174	174
Trustees' fees and expenses	2,938	827	4,130	2,623	1,994
Other accrued expenses	61,234	34,721	61,243	48,691	43,419
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	680,220	199,325	577,847	446,514	435,661
NET ASSETS	$315,959,268	$107,101,089	$523,106,920	$323,651,741	$239,446,710
* Cost
Investments (unaffiliated)	$249,567,477	$—	$—	$—	$—
Investments (affiliated)	$—	$101,187,418	$494,409,743	$308,863,019	$230,666,907
Foreign cash	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2017 (unaudited)

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio#	Allocation Moderate Growth Portfolio#	Allocation Moderate Portfolio#	Allocation Balanced Portfolio#
NET ASSETS REPRESENTED BY:
Capital paid-in	$222,579,107	$93,507,936	$441,084,794	$281,587,956	$209,238,129
Accumulated undistributed net investment income (loss)	7,758,049	908,473	6,308,863	4,072,890	3,281,286
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	20,343,228	6,712,385	46,815,181	23,068,871	18,042,866
Unrealized appreciation (depreciation) on investments	65,278,884	5,972,295	28,898,082	14,922,024	8,884,429
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$315,959,268	$107,101,089	$523,106,920	$323,651,741	$239,446,710
Class 1 (unlimited shares authorized):
Net assets	$290,101,886	$114,070	$111,768	$110,177	$107,742
Shares of beneficial interest issued and outstanding	14,241,065	7,930	9,346	9,375	9,607
Net asset value, offering and redemption price per share	$20.37	$14.38	$11.96	$11.75	$11.21
Class 2 (unlimited shares authorized):
Net assets	$14,555,823	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	715,922	—	—	—	—
Net asset value, offering and redemption price per share	$20.33	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$11,301,559	$106,987,019	$522,995,152	$323,541,564	$239,338,968
Shares of beneficial interest issued and outstanding	557,505	7,456,844	43,843,178	27,601,542	21,396,493
Net asset value, offering and redemption price per share	$20.27	$14.35	$11.93	$11.72	$11.19

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2017 (unaudited)

	Multi- Managed Growth Portfolio#	Multi- Managed Moderate Growth Portfolio#	Multi- Managed Income/ Equity Portfolio#	Multi- Managed Income Portfolio#	Asset Allocation: Diversified Growth Portfolio#
Investment Income:
Dividends (unaffiliated)	$243,837	$318,031	$120,794	$50,906	$1,327,599
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	216,467	556,166	668,886	680,264	493,202
Total investment income*	460,304	874,197	789,680	731,170	1,820,801
Expenses:
Investment advisory and management fees	244,806	383,758	260,733	202,728	543,618
Service Fees:
Class 2	14,548	31,979	26,244	21,699	43,017
Class 3	32,298	47,400	25,517	22,169	68,223
Transfer agent fees and expenses	405	405	405	506	1,927
Custodian and accounting fees	48,423	53,926	45,979	44,689	84,438
Reports to shareholders	2,310	3,628	2,727	2,241	5,603
Audit and tax fees	26,271	26,271	25,803	25,803	38,468
Legal fees	3,087	3,237	3,132	3,079	7,231
Trustees' fees and expenses	885	1,400	1,013	845	1,868
Interest expense	115	28	57	—	—
Other expenses	18,349	18,725	11,608	11,550	15,327
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	391,497	570,757	403,218	335,309	809,720
Fees waived and expenses reimbursed by investment advisor (Note 3)	(24)	(40)	—	—	(63,955)
Fees paid indirectly (Note 5)	(1,034)	(1,389)	(588)	(260)	(58)
Net expenses	390,439	569,328	402,630	335,049	745,707
Net investment income (loss)	69,865	304,869	387,050	396,121	1,075,094
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	2,405,721	3,180,469	1,651,438	1,066,200	1,919,569
Investments (affiliated)**	—	—	—	—	—
Futures contracts	6,076	16,298	(15,786)	(1,339)	203,851
Forward contracts	(2,029)	(75)	(20,231)	(998)	250,063
Swap contracts	(878)	(3,164)	(3,363)	(3,885)	(88,682)
Written options contracts	—	—	—	—	4,455
Net realized foreign exchange gain (loss) on other assets and liabilities	7,170	20,306	18,127	18,799	(3,288)
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	2,416,060	3,213,834	1,630,185	1,078,777	2,285,968
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	950,526	1,484,778	933,372	402,811	6,166,356
Investments (affiliated)	—	—	—	—	—
Futures contracts	(3,558)	(3,770)	4,789	5,184	528,713
Forward contracts	18,926	40,215	47,519	48,427	(64,189)
Swap contracts	(176)	(412)	(564)	(509)	66,091
Written options contracts	—	—	—	—	2,566
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(7,857)	(16,362)	(20,484)	(20,459)	5,946
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(598)
Net unrealized gain (loss) on investments and foreign currencies	957,861	1,504,449	964,632	435,454	6,704,885
Net realized and unrealized gain (loss) on investments and foreign currencies	3,373,921	4,718,283	2,594,817	1,514,231	8,990,853
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,443,786	$5,023,152	$2,981,867	$1,910,352	$10,065,947
* Net of foreign withholding taxes on interest and dividends of	$4	$(9)	$(39)	$(33)	$56,359
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$2,548

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2017 (unaudited)

	Stock Portfolio#	Large Cap Growth Portfolio#	Large Cap Value Portfolio#	Mid Cap Growth Portfolio#	Mid Cap Value Portfolio#
Investment Income:
Dividends (unaffiliated)	$2,090,033	$3,870,269	$13,287,281	$1,115,839	$2,529,559
Dividends (affiliated)	—	—	19,163	—	—
Interest (unaffiliated)	38,791	9,952	18,805	6,390	35,169
Total investment income*	2,128,824	3,880,221	13,325,249	1,122,229	2,564,728
Expenses:
Investment advisory and management fees	1,870,551	2,106,138	3,576,401	898,237	1,098,306
Service Fees:
Class 2	34,648	25,668	21,935	16,837	20,054
Class 3	49,608	22,961	19,688	19,040	22,575
Transfer agent fees and expenses	1,922	1,214	1,113	1,517	1,517
Custodian and accounting fees	31,342	36,575	76,570	25,664	41,349
Reports to shareholders	19,005	23,387	33,616	8,642	10,251
Audit and tax fees	18,941	19,644	19,560	19,920	20,040
Legal fees	10,401	5,177	6,370	7,421	3,668
Trustees' fees and expenses	6,498	7,730	15,266	3,062	4,301
Interest expense	—	1,933	1,519	29	1,527
Other expenses	6,565	10,282	14,596	25,255	25,259
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,049,481	2,260,709	3,786,634	1,025,624	1,248,847
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(1,203)	(5,098)	(1,907)	(493)	(2,937)
Net expenses	2,048,278	2,255,611	3,784,727	1,025,131	1,245,910
Net investment income (loss)	80,546	1,624,610	9,540,522	97,098	1,318,818
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	43,986,393	34,183,921	44,556,150	10,204,085	10,314,926
Investments (affiliated)**	—	—	131,020	—	30,341
Futures contracts	—	110,434	4,934	8,353	8,353
Forward contracts	—	—	(1,147,011)	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	3,274	—	801	(74)	(28)
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	43,989,667	34,294,355	43,545,894	10,212,364	10,353,592
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	12,027,804	12,520,019	(12,185,258)	11,024,074	(3,187,499)
Investments (affiliated)	—	—	(159,876)	—	(40,005)
Futures contracts	—	6,786	34,586	22,520	22,520
Forward contracts	—	—	(117,730)	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	983	(6)	472	46	544
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	12,028,787	12,526,799	(12,427,806)	11,046,640	(3,204,440)
Net realized and unrealized gain (loss) on investments and foreign currencies	56,018,454	46,821,154	31,118,088	21,259,004	7,149,152
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,099,000	$48,445,764	$40,658,610	$21,356,102	$8,467,970
* Net of foreign withholding taxes on interest and dividends of	$4,589	$—	$120,047	$1,840	$9,838
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2017 (unaudited)

	Small Cap Portfolio#	International Equity Portfolio#	Diversified Fixed Income Portfolio#	Real Return Portfolio#	SA Columbia Focused Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$1,486,433	$11,817,532	$11,367	$13	$443,184
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	13,033	4,028	17,133,396	4,935,287	364
Total investment income*	1,499,466	11,821,560	17,144,763	4,935,300	443,548
Expenses:
Investment advisory and management fees	1,199,478	3,158,111	3,704,231	2,101,602	678,021
Service Fees:
Class 2	13,547	16,465	20,650	—	20,083
Class 3	15,294	21,928	20,726	523,437	27,158
Transfer agent fees and expenses	1,113	1,416	1,315	1,720	1,315
Custodian and accounting fees	41,046	143,332	145,282	56,751	10,763
Reports to shareholders	7,690	30,905	51,877	54,421	5,538
Audit and tax fees	19,697	65,645	27,141	24,761	16,895
Legal fees	3,616	13,365	8,175	8,488	3,337
Trustees' fees and expenses	4,603	9,779	16,597	10,098	1,895
Interest expense	227	5,673	177	336	477
Other expenses	13,336	18,304	18,165	8,886	4,064
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,319,647	3,484,923	4,014,336	2,790,500	769,546
Fees waived and expenses reimbursed by investment advisor (Note 3)	(89)	(139,770)	—	(179,660)	(210,187)
Fees paid indirectly (Note 5)	(2,414)	—	—	—	(5,208)
Net expenses	1,317,144	3,345,153	4,014,336	2,610,840	554,151
Net investment income (loss)	182,322	8,476,407	13,130,427	2,324,460	(110,603)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	10,785,554	17,149,006	11,196,970	22,065	6,927,390
Investments (affiliated)**	—	—	—	—	—
Futures contracts	131,563	483,263	179,096	(666,192)	—
Forward contracts	—	—	(104,344)	(17,134,815)	—
Swap contracts	—	—	(64,127)	115	—
Written options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	125,978	(58,029)	1,582,916	(2,351)
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,917,117	17,758,247	11,149,566	(16,195,911)	6,925,039
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	7,150,339	61,322,882	6,573,947	20,746,567	8,410,791
Investments (affiliated)	—	—	—	—	—
Futures contracts	55,064	5,888	(253,595)	581,605	—
Forward contracts	—	—	(33,860)	(913,329)	—
Swap contracts	—	—	38,650	32,482	—
Written options contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	130,821	(10,149)	(1,520,811)	3,138
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	7,205,403	61,459,591	6,314,993	18,926,514	8,413,929
Net realized and unrealized gain (loss) on investments and foreign currencies	18,122,520	79,217,838	17,464,559	2,730,603	15,338,968
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,304,842	$87,694,245	$30,594,986	$5,055,063	$15,228,365
* Net of foreign withholding taxes on interest and dividends of	$2,450	$1,511,882	$170	$236	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2017 (unaudited)

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio#	Allocation Moderate Growth Portfolio#	Allocation Moderate Portfolio#	Allocation Balanced Portfolio#
Investment Income:
Dividends (unaffiliated)	$4,010,435	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	995	—	—	—	—
Total investment income*	4,011,430	—	—	—	—
Expenses:
Investment advisory and management fees	1,637,969	49,528	260,348	162,387	120,177
Service Fees:
Class 2	10,785	—	—	—	—
Class 3	13,942	123,681	650,735	405,833	300,311
Transfer agent fees and expenses	1,214	607	607	607	607
Custodian and accounting fees	19,000	6,000	6,000	6,000	6,000
Reports to shareholders	11,180	4,374	21,029	13,005	9,766
Audit and tax fees	16,885	12,747	12,747	12,747	12,747
Legal fees	4,512	3,128	4,837	4,009	3,661
Trustees' fees and expenses	5,511	1,459	7,578	4,785	3,585
Interest expense	214	—	—	—	—
Other expenses	5,456	3,121	4,494	3,589	3,419
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,726,668	204,645	968,375	612,962	460,273
Fees waived and expenses reimbursed by investment advisor (Note 3)	(526,970)	(4,953)	(26,035)	(16,239)	(12,018)
Fees paid indirectly (Note 5)	(5,099)	—	—	—	—
Net expenses	1,194,599	199,692	942,340	596,723	448,255
Net investment income (loss)	2,816,831	(199,692)	(942,340)	(596,723)	(448,255)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	11,409,746	—	—	—	—
Investments (affiliated)**	—	7,104,856	38,432,009	22,026,160	12,218,403
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	11,409,746	7,104,856	38,432,009	22,026,160	12,218,403
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	11,159,114	—	—	—	—
Investments (affiliated)	—	(386)	(5,787,996)	(3,821,857)	(921,558)
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written options contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	11,159,114	(386)	(5,787,996)	(3,821,857)	(921,558)
Net realized and unrealized gain (loss) on investments and foreign currencies	22,568,860	7,104,470	32,644,013	18,204,303	11,296,845
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,385,691	$6,904,778	$31,701,673	$17,607,580	$10,848,590
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

#  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth#		Multi-Managed Moderate Growth#		Multi-Managed Income/Equity#
	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$69,865	$186,933	$304,869	$780,456	$387,050	$948,450
Net realized gain (loss) on investments and foreign currencies	2,416,060	3,727,190	3,213,834	4,297,273	1,630,185	1,583,027
Net unrealized gain (loss) on investments and foreign currencies	957,861	2,058,804	1,504,449	3,790,750	964,632	1,300,168
Net increase (decrease) in net assets resulting from operations	3,443,786	5,972,927	5,023,152	8,868,479	2,981,867	3,831,645
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(57,631)	—	(111,763)	—	(147,904)
Net investment income — Class 2	—	(82,402)	—	(425,650)	—	(519,239)
Net investment income — Class 3	—	(67,146)	—	(320,410)	—	(248,351)
Net realized gain on investments — Class 1	—	(641,365)	—	(706,846)	—	(379,071)
Net realized gain on investments — Class 2	—	(1,274,084)	—	(3,153,165)	—	(1,487,994)
Net realized gain on investments — Class 3	—	(1,621,165)	—	(2,917,111)	—	(861,874)
Total distributions to shareholders	—	(3,743,793)	—	(7,634,945)	—	(3,644,433)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,270,662)	(4,861,713)	(4,805,924)	(7,116,385)	(4,073,867)	(6,296,302)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(826,876)	(2,632,579)	217,228	(5,882,851)	(1,092,000)	(6,109,090)
NET ASSETS:
Beginning of period	55,628,589	58,261,168	90,350,210	96,233,061	64,567,903	70,676,993
End of period†	$54,801,713	$55,628,589	$90,567,438	$90,350,210	$63,475,903	$64,567,903
† Includes accumulated undistributed net investment income (loss)	$243,989	$174,124	$992,071	$687,202	$1,307,587	$920,537

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income#		Asset Allocation: Diversified Growth#		Stock#
	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$396,121	$974,913	$1,075,094	$1,540,933	$80,546	$(363,332)
Net realized gain (loss) on investments and foreign currencies	1,078,777	771,525	2,285,968	10,487,247	43,989,667	52,686,001
Net unrealized gain (loss) on investments and foreign currencies	435,454	634,613	6,704,885	3,888,561	12,028,787	24,036,637
Net increase (decrease) in net assets resulting from operations	1,910,352	2,381,051	10,065,947	15,916,741	56,099,000	76,359,306
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(131,767)	—	(150,628)	—	—
Net investment income — Class 2	—	(531,779)	—	(440,144)	—	—
Net investment income — Class 3	—	(282,330)	—	(303,199)	—	—
Net realized gain on investments — Class 1	—	(136,688)	—	(1,412,639)	—	(33,926,523)
Net realized gain on investments — Class 2	—	(603,214)	—	(5,041,395)	—	(4,728,985)
Net realized gain on investments — Class 3	—	(367,956)	—	(4,152,562)	—	(4,073,286)
Total distributions to shareholders	—	(2,053,734)	—	(11,500,567)	—	(42,728,794)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(3,193,017)	(5,804,210)	1,040,609	(10,862,142)	(45,614,381)	(69,466,367)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,282,665)	(5,476,893)	11,106,556	(6,445,968)	10,484,619	(35,835,855)
NET ASSETS:
Beginning of period	52,862,987	58,339,880	122,625,318	129,071,286	441,367,515	477,203,370
End of period†	$51,580,322	$52,862,987	$133,731,874	$122,625,318	$451,852,134	$441,367,515
† Includes accumulated undistributed net investment income (loss)	$1,306,619	$910,498	$3,053,211	$1,978,117	$80,544	$(2)

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth#		Large Cap Value#		Mid Cap Growth#
	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,624,610	$2,476,716	$9,540,522	$17,835,955	$97,098	$(200,209)
Net realized gain (loss) on investments and foreign currencies	34,294,355	30,767,131	43,545,894	66,422,713	10,212,364	19,207,902
Net unrealized gain (loss) on investments and foreign currencies	12,526,799	30,596,924	(12,427,806)	86,772,743	11,046,640	9,137,348
Net increase (decrease) in net assets resulting from operations	48,445,764	63,840,771	40,658,610	171,031,411	21,356,102	28,145,041
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,921,859)	—	(16,003,628)	—	—
Net investment income — Class 2	—	(93,478)	—	(431,512)	—	—
Net investment income — Class 3	—	(34,736)	—	(228,625)	—	—
Net realized gain on investments — Class 1	—	(13,587,091)	—	(31,213,239)	—	(8,295,756)
Net realized gain on investments — Class 2	—	(1,008,538)	—	(922,331)	—	(1,140,967)
Net realized gain on investments — Class 3	—	(560,219)	—	(524,754)	—	(811,154)
Total distributions to shareholders	—	(17,205,921)	—	(49,324,089)	—	(10,247,877)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(54,264,000)	1,149,086	(159,131,252)	(52,285,920)	(6,908,536)	(35,514,911)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,818,236)	47,783,936	(118,472,642)	69,421,402	14,447,566	(17,617,747)
NET ASSETS:
Beginning of period	526,882,975	479,099,039	1,025,824,739	956,403,337	203,863,292	221,481,039
End of period†	$521,064,739	$526,882,975	$907,352,097	$1,025,824,739	$218,310,858	$203,863,292
† Includes accumulated undistributed net investment income (loss)	$4,108,814	$2,484,204	$28,170,030	$18,629,508	$107,560	$10,462

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value#		Small Cap#		International Equity#
	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,318,818	$2,991,224	$182,322	$740,901	$8,476,407	$13,925,429
Net realized gain (loss) on investments and foreign currencies	10,353,592	31,226,718	10,917,117	25,756,967	17,758,247	(11,464,870)
Net unrealized gain (loss) on investments and foreign currencies	(3,204,440)	16,235,248	7,205,403	32,659,608	61,459,591	68,234,721
Net increase (decrease) in net assets resulting from operations	8,467,970	50,453,190	18,304,842	59,157,476	87,694,245	70,695,280
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,754,064)	—	(597,387)	—	(12,419,142)
Net investment income — Class 2	—	(249,178)	—	(12,439)	—	(344,358)
Net investment income — Class 3	—	(151,822)	—	—	—	(275,577)
Net realized gain on investments — Class 1	—	(4,750,917)	—	(4,213,868)	—	—
Net realized gain on investments — Class 2	—	(502,562)	—	(281,993)	—	—
Net realized gain on investments — Class 3	—	(351,318)	—	(193,211)	—	—
Total distributions to shareholders	—	(8,759,861)	—	(5,298,898)	—	(13,039,077)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(42,765,924)	(68,641,891)	(31,465,274)	(69,628,102)	(102,855,826)	(142,652,165)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,297,954)	(26,948,562)	(13,160,432)	(15,769,524)	(15,161,581)	(84,995,962)
NET ASSETS:
Beginning of period	285,047,361	311,995,923	297,385,008	313,154,532	668,758,129	753,754,091
End of period†	$250,749,407	$285,047,361	$284,224,576	$297,385,008	$653,596,548	$668,758,129
† Includes accumulated undistributed net investment income (loss)	$4,357,650	$3,038,832	$1,117,639	$935,317	$20,584,372	$12,107,965

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income#		Real Return#		SA Columbia Focused Growth
	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,130,427	$25,100,076	$2,324,460	$4,705,931	$(110,603)	$(716,931)
Net realized gain (loss) on investments and foreign currencies	11,149,566	6,672,246	(16,195,911)	10,506,203	6,925,039	(1,257,804)
Net unrealized gain (loss) on investments and foreign currencies	6,314,993	(14,608,921)	18,926,514	(4,032,891)	8,413,929	30,697,169
Net increase (decrease) in net assets resulting from operations	30,594,986	17,163,401	5,055,063	11,179,243	15,228,365	28,722,434
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(13,333,880)	—	—	—	—
Net investment income — Class 2	—	(311,624)	—	—	—	—
Net investment income — Class 3	—	(169,802)	—	—	—	—
Net realized gain on investments — Class 1	—	(8,744,847)	—	—	—	(12,640,920)
Net realized gain on investments — Class 2	—	(232,898)	—	—	—	(3,422,901)
Net realized gain on investments — Class 3	—	(139,402)	—	—	—	(2,879,159)
Total distributions to shareholders	—	(22,932,453)	—	—	—	(18,942,980)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(107,871,991)	(43,975,265)	33,825,366	86,479,071	(20,606,657)	(83,551,322)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,277,005)	(49,744,317)	38,880,429	97,658,314	(5,378,292)	(73,771,868)
NET ASSETS:
Beginning of period	1,173,090,543	1,222,834,860	694,244,399	596,586,085	131,738,155	205,510,023
End of period†	$1,095,813,538	$1,173,090,543	$733,124,828	$694,244,399	$126,359,863	$131,738,155
† Includes accumulated undistributed net investment income (loss)	$35,631,657	$22,501,230	$15,015,671	$12,691,211	$(219,978)	$(109,375)

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Columbia Focused Value		Allocation Growth#		Allocation Moderate Growth#
	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,816,831	$4,941,217	$(199,692)	$1,019,117	$(942,340)	$6,395,904
Net realized gain (loss) on investments and foreign currencies	11,409,746	9,018,963	7,104,856	5,401,197	38,432,009	29,694,972
Net unrealized gain (loss) on investments and foreign currencies	11,159,114	66,780,705	(386)	3,537,631	(5,787,996)	13,343,001
Net increase (decrease) in net assets resulting from operations	25,385,691	80,740,885	6,904,778	9,957,945	31,701,673	49,433,877
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(4,300,446)	—	—	—	—
Net investment income — Class 2	—	(157,766)	—	—	—	—
Net investment income — Class 3	—	(120,628)	—	(1,524,052)	—	(9,027,944)
Net realized gain on investments — Class 1	—	(31,269,897)	—	—	—	—
Net realized gain on investments — Class 2	—	(1,287,162)	—	—	—	—
Net realized gain on investments — Class 3	—	(1,068,214)	—	(2,089,038)	—	(68,945,877)
Total distributions to shareholders	—	(38,204,113)	—	(3,613,090)	—	(77,973,821)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(69,382,443)	(13,595,730)	6,840,054	(5,240,008)	(24,703,658)	21,322,483
TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,996,752)	28,941,042	13,744,832	1,104,847	6,998,015	(7,217,461)
NET ASSETS:
Beginning of period	359,956,020	331,014,978	93,356,257	92,251,410	516,108,905	523,326,366
End of period†	$315,959,268	$359,956,020	$107,101,089	$93,356,257	$523,106,920	$516,108,905
† Includes accumulated undistributed net investment income (loss)	$7,758,049	$4,941,218	$908,473	$1,108,165	$6,308,863	$7,251,203

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate#		Allocation Balanced#
	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017	For the six months ended September 30, 2017 (unaudited)	For the year ended March 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(596,723)	$3,987,427	$(448,255)	$3,034,879
Net realized gain (loss) on investments and foreign currencies	22,026,160	12,716,291	12,218,403	9,933,877
Net unrealized gain (loss) on investments and foreign currencies	(3,821,857)	11,052,691	(921,558)	4,305,340
Net increase (decrease) in net assets resulting from operations	17,607,580	27,756,409	10,848,590	17,274,096
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	—	(5,699,000)	—	(4,597,839)
Net realized gain on investments — Class 1	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—
Net realized gain on investments — Class 3	—	(33,441,168)	—	(22,831,891)
Total distributions to shareholders	—	(39,140,168)	—	(27,429,730)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(18,062,701)	12,309,128	(12,321,263)	(5,530,317)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(455,121)	925,369	(1,472,673)	(15,685,951)
NET ASSETS:
Beginning of period	324,106,862	323,181,493	240,919,383	256,605,334
End of period†	$323,651,741	$324,106,862	$239,446,710	$240,919,383
† Includes accumulated undistributed net investment income (loss)	$4,072,890	$4,669,613	$3,281,286	$3,729,541

# See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 20 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees the ("Board"), may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fourteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust, SunAmerica Series Trust and Anchor Series Trust (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective October 9, 2017, certain Portfolios' names will change as shown in the chart below to reflect the "New Portfolio Name." Each Portfolio will maintain its current investment adviser. In addition, there will be no changes in the Portfolios' investment goals, strategies, or portfolio managers in connection with the renaming.

Current Portfolio Name	New Portfolio Name
Allocation Balanced Portfolio	SA Allocation Balanced Portfolio
Allocation Growth Portfolio	SA Allocation Growth Portfolio
Allocation Moderate Growth Portfolio	SA Allocation Moderate Growth Portfolio
Allocation Moderate Portfolio	SA Allocation Moderate Portfolio
Diversified Fixed Income Portfolio	SA Multi-Managed Diversified Fixed Income Portfolio
Multi-Managed Growth Portfolio	SA Multi-Managed Growth Portfolio
Multi-Managed Income Portfolio	SA Multi-Managed Income Portfolio
Multi-Managed Income/Equity Portfolio	SA Multi-Managed Income/Equity Portfolio
International Equity Portfolio	SA Multi-Managed International Equity Portfolio
Large Cap Growth Portfolio	SA Multi-Managed Large Cap Growth Portfolio

Current Portfolio Name	New Portfolio Name
Large Cap Value Portfolio	SA Multi-Managed Large Cap Value Portfolio
Mid Cap Growth Portfolio	SA Multi-Managed Mid Cap Growth Portfolio
Mid Cap Value Portfolio	SA Multi-Managed Mid Cap Value Portfolio
Multi-Managed Moderate Growth Portfolio	SA Multi-Managed Moderate Growth Portfolio
Small Cap Portfolio	SA Multi-Managed Small Cap Portfolio
Asset Allocation: Diversified Growth Portfolio	SA Putnam Asset Allocation Diversified Growth Portfolio
Stock Portfolio	SA T. Rowe Price Growth Stock Portfolio
Real Return Portfolio	SA Wellington Real Return Portfolio

The investment goal for each Portfolio is as follows:

Seasons Strategies Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stock of large-cap companies.

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of September 30, 2017, is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter ("OTC") market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Large Cap Value, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Options: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally clear swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2017, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended September 30, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2017, please refer to a schedule following each Portfolio's Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Options Purchased(3)	Total
Multi-Managed Growth Portfolio	$2,141	$1,498	$—	$45	$—	$—	$—	$13,131	$—	$16,815
Multi-Managed Moderate Growth Portfolio	9,891	3,995	—	60	—	—	—	34,756	—	48,702
Multi-Managed Income/Equity Portfolio	11,734	4,794	—	—	—	—	—	40,419	—	56,947
Multi-Managed Income Portfolio	15,406	18,016	—	—	—	—	—	40,400	—	73,822
Asset Allocation: Diversified Growth Portfolio	25,195	—	—	5,790	141,671	12,327	—	49,752	—	234,735
Large Cap Growth Portfolio	6,300	—	—	—	—	—	—	—	—	6,300
Large Cap Value Portfolio	1,500	—	—	—	—	—	—	56,224	—	57,724
Mid Cap Growth Portfolio	680	—	—	—	—	—	—	—	—	680
Mid Cap Value Portfolio	680	—	—	—	—	—	—	—	—	680
Small Cap Portfolio	490	—	—	—	—	—	—	—	—	490
International Equity Portfolio	15,730	—	—	—	—	—	—	—	—	15,730
Diversified Fixed Income Portfolio	88,562	—	—	—	—	—	—	151,094	—	239,656
Real Return Portfolio	20,391	32,482	—	—	—	—	—	659,938	—	712,811

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Options Written(6)	Total
Multi-Managed Growth Portfolio	$2,528	$—	$—	$—	$—	$—	$—	$907	$—	$3,435
Multi-Managed Moderate Growth Portfolio	3,981	—	—	—	—	—	—	2,385	—	6,366
Multi-Managed Income/Equity Portfolio	7,155	—	—	—	—	—	—	2,790	—	9,945
Multi-Managed Income Portfolio	9,499	—	—	—	—	—	—	2,823	—	12,322
Asset Allocation: Diversified Growth Portfolio	15,969	—	—	6,272	180,770	9,758	—	37,384	—	250,153
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	30,170	—	30,170
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	130,333	—	—	—	—	—	—	8,467	—	138,800
Real Return Portfolio	40,289	—	—	—	—	—	—	246,943	—	287,232

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments, at value

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$2,450
Multi-Managed Moderate Growth Portfolio	7,679
Multi-Managed Income/Equity Portfolio	139
Multi-Managed Income Portfolio	18,030
Asset Allocation: Diversified Growth Portfolio	607,405
Large Cap Growth Portfolio	1,180
Large Cap Value Portfolio	18,180
Mid Cap Growth Portfolio	18,113
Mid Cap Value Portfolio	18,113

Portfolio	Cumulative Appreciation (Depreciation)
Small Cap Portfolio	$102,903
International Equity Portfolio	28,206
Diversified Fixed Income Portfolio	9,657
Real Return Portfolio	466,431

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options*	Futures Contracts(1)	Swap Contracts(2)	Options*	Swap Contracts(2)	Foreign Exchange Contracts(3)	Options*	Total
Multi-Managed Growth Portfolio	$(4,731)	$(877)	$—	$10,807	$—	$—	$(1)	$(2,029)	$1,173	$4,342
Multi-Managed Moderate Growth Portfolio	4,255	(1,472)	—	12,043	—	—	(1,692)	(75)	3,078	16,137
Multi-Managed Income/Equity Portfolio	(15,786)	(1,671)	—	—	—	—	(1,692)	(20,231)	3,520	(35,860)
Multi-Managed Income Portfolio	(1,339)	(2,193)	—	—	—	—	(1,692)	(998)	3,516	(2,706)
Asset Allocation: Diversified Growth Portfolio	(30,672)	(230,126)	—	234,523	141,444	(5,177)	—	250,063	—	360,055
Large Cap Growth Portfolio	—	—	—	110,434	—	—	—	—	—	110,434
Large Cap Value Portfolio	—	—	—	4,934	—	—	—	(1,147,011)	—	(1,142,077)
Mid Cap Growth Portfolio	—	—	—	8,353	—	—	—	—	—	8,353
Mid Cap Value Portfolio	—	—	—	8,353	—	—	—	—	—	8,353
Small Cap Portfolio	—	—	—	131,563	—	—	—	—	—	131,563
International Equity Portfolio	—	—	—	483,263	—	—	—	—	—	483,263
Diversified Fixed Income Portfolio	179,096	98,073	—	—	—	—	(162,200)	(104,344)	47,063	57,688
Real Return Portfolio	(666,192)	115	—	—	—	—	—	(17,134,815)	—	(17,800,892)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(5)	Options*	Futures Contracts(4)	Swap Contracts(5)	Options*	Swap Contracts(5)	Foreign Exchange Contracts(6)	Options*	Total
Multi-Managed Growth Portfolio	$(4,180)	$(177)	$—	$622	$—	$—	$1	$18,926	$—	$15,192
Multi-Managed Moderate Growth Portfolio	(4,488)	(415)	—	718	—	—	3	40,215	—	36,033
Multi-Managed Income/Equity Portfolio	4,789	(567)	—	—	—	—	3	47,519	—	51,744
Multi-Managed Income Portfolio	5,184	(512)	—	—	—	—	3	48,427	—	53,102
Asset Allocation: Diversified Growth Portfolio	28,876	(175,499)	—	499,837	241,590	(3,285)	—	(64,189)	—	527,330
Large Cap Growth Portfolio	—	—	—	6,786	—	—	—	—	—	6,786
Large Cap Value Portfolio	—	—	—	34,586	—	—	—	(117,730)	—	(83,144)
Mid Cap Growth Portfolio	—	—	—	22,520	—	—	—	—	—	22,520
Mid Cap Value Portfolio	—	—	—	22,520	—	—	—	—	—	22,520
Small Cap Portfolio	—	—	—	55,064	—	—	—	—	—	55,064
International Equity Portfolio	—	—	—	5,888	—	—	—	—	—	5,888
Diversified Fixed Income Portfolio	(253,595)	31,870	—	—	—	—	6,780	(33,860)	—	(248,805)
Real Return Portfolio	581,605	32,482	—	—	—	—	—	(913,329)	—	(299,242)

*  Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations						Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts		Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)	Options Purchased(9)	Options Written(10)
Multi-Managed Growth Portfolio	$—	$—	$—	$—	$1,173	$—	$—	$—	$—	$—	$—	$—
Multi Managed Moderate Growth Portfolio	—	—	—	—	3,078	—	—	—	—	—	—	—
Multi-Managed Income/Equity Portfolio	—	—	—	—	3,520	—	—	—	—	—	—	—
Multi-Managed Income Portfolio	—	—	—	—	3,516	—	—	—	—	—	—	—
Asset Allocation: Diversified Growth Portfolio	—	—	(9,632)	4,455	—	—	—	—	(5,851)	2,566	—	—
Diversified Fixed Income Portfolio	—	—	—	—	47,063	—	—	—	—	—	—	—

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts

(2)  Net realized gain (loss) on swap contracts

(3)  Net realized gain (loss) on forward contracts

(4)  Change in unrealized appreciation (depreciation) on futures contracts

(5)  Change in unrealized appreciation (depreciation) on swap contracts

(6)  Change in unrealized appreciation (depreciation) on forward contracts

(7)  Net realized gain (loss) on investments

(8)  Net realized gain (loss) on written options contracts

(9)  Change in unrealized appreciation (depreciation) on investments

(10)  Change in unrealized appreciation (depreciation) on written options contracts

The following table represents the average monthly balances of derivatives held during the period ended September 30, 2017.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(1)	Purchased Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Total Return Swap Contracts(2)	Written Call Option Contracts(2)	Written Put Option Contracts(2)
Multi-Managed Growth Portfolio	$3,942,481	$807,437	$38,833	$297,657	$—	$—	$—	$—
Multi-Managed Moderate Growth Portfolio	12,324,385	2,148,087	100,667	782,528	34,000	—	—	—
Multi-Managed Income/Equity Portfolio	13,644,975	2,736,643	118,333	928,470	34,000	—	—	—
Multi-Managed Income Portfolio .	16,227,589	2,536,282	120,000	1,046,970	34,000	—	—	—
Asset Allocation: Diversified Growth Portfolio	39,402,542	5,192,628	—	—	—	11,814,685	445	18,680
Large Cap Growth Portfolio	1,395,017	—	—	—	—	—	—	—
Large Cap Value Portfolio	1,036,350	21,671,914	—	—	—	—	—	—
Mid Cap Growth Portfolio	698,800	—	—	—	—	—	—	—
Mid Cap Value Portfolio	698,800	—	—	—	—	—	—	—
Small Cap Portfolio	2,596,134	—	—	—	—	—	—	—
International Equity Portfolio	4,691,503	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	172,067,753	28,036,105	1,656,833	14,940,553	11,069,500
Real Return Portfolio	77,809,954	320,350,359	—	9,457,156	—	—	—	—

(1)  Amounts represent notional amounts in US dollars.

(2)  Amounts represent values in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2017. The repurchase agreements held by the Portfolios as of September 30, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$363	$—	$—	$363	$(363)	$—	$(363)
Deutsche Bank AG	9,408	—	—	9,408	—	—	—	—	9,408	—	9,408
Goldman Sachs International	39	—	—	39	544	—	—	544	(505)	—	(505)
HSBC Bank USA	717	—	—	717	—	—	—	—	717	—	717
Royal Bank of Canada	2,967	—	—	2,967	—	—	—	—	2,967	—	2,967
Total	$13,131	$—	$—	$13,131	$907	$—	$—	$907	$12,224	$—	$12,224

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$946	$—	$—	$946	$(946)	$—	$(946)
Deutsche Bank AG	24,925	—	—	24,925	—	—	—	—	24,925	—	24,925
Goldman Sachs International	104	—	—	104	1,439	—	—	1,439	(1,335)	—	(1,335)
HSBC Bank USA	1,886	—	—	1,886	—	—	—	—	1,886	—	1,886
Royal Bank of Canada	7,841	—	—	7,841	—	—	—	—	7,841	—	7,841
Total	$34,756	$—	$—	$34,756	$2,385	$—	$—	$2,385	$32,371	$—	$32,371

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$1,105	$—	$—	$1,105	$(1,105)	$—	$(1,105)
Deutsche Bank AG	29,017	—	—	29,017	—	—	—	—	29,017	—	29,017
Goldman Sachs International	120	—	—	120	1,684	—	—	1,684	(1,564)	—	(1,564)
HSBC Bank USA	2,192	—	—	2,192	—	—	—	—	2,192	—	2,192
Morgan Stanley and Co., Inc.	—	—	—	—	1	—	—	1	(1)	—	(1)
Royal Bank of Canada	9,090	—	—	9,090	—	—	—	—	9,090	—	9,090
Total	$40,419	$—	$—	$40,419	$2,790	$—	$—	$2,790	$37,629	$—	$37,629

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$1,117	$—	$—	$1,117	$(1,117)	$—	$(1,117)
Deutsche Bank AG	28,957	—	—	28,957	—	—	—	—	28,957	—	28,957
Goldman Sachs International	121	—	—	121	1,706	—	—	1,706	(1,585)	—	(1,585)
HSBC Bank USA	2,192	—	—	2,192	—	—	—	—	2,192	—	2,192
Royal Bank of Canada	9,130	—	—	9,130	—	—	—	—	9,130	—	9,130
Total	$40,400	$—	$—	$40,400	$2,823	$—	$—	$2,823	$37,577	$—	$37,577

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Asset Allocation: Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$18,639	$—	$—	$18,639	$290	$—	$—	$290	$18,349	$—	$18,349
Barclays Bank PLC	—	—	—	—	143	—	—	143	(143)	—	(143)
Citibank N.A.	—	141,671	—	141,671	4,148	180,770	—	184,918	(43,247)	—	(43,247)
Credit Suisse AG	8,639	—	—	8,639	15,026	—	—	15,026	(6,387)	—	(6,387)
JPMorgan Chase Bank	17,861	—	—	17,861	17,612	—	—	17,612	249	—	249
State Street Bank and Trust Co.	—	—	—	—	165	—	—	165	(165)	—	(165)
UBS AG	4,613	—	12,327	16,940	—	—	9,758	9,758	7,182	—	7,182
Total	$49,752	$—	$12,327	$62,079	$37,384	$39,099	$9,758	$86,241	$(24,162)	$—	$(24,162)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Credit Suisse AG	$11,443	$—	$—	$11,443	$15,109	$—	$—	$15,109	$(3,666)	$—	$(3,666)
Morgan Stanley Capital Services, Inc.	44,781	—	—	44,781	—	—	—	—	44,781	—	44,781
UBS AG	—	—	—	—	15,061	—	—	15,061	(15,061)	—	(15,061)
Total	$56,224	$—	$—	$56,224	$30,170	$—	$—	$30,170	$26,054	$—	$26,054

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$1,596	$—	$—	$1,596	$8,454	$—	$—	$8,454	$(6,858)	$—	$(6,858)
HSBC Bank USA	28,957	—	—	28,957	—	—	—	—	28,957	—	28,957
Morgan Stanley and Co., Inc.	—	—	—	—	13	—	—	13	(13)	—	(13)
Royal Bank of Canada	120,541	—	—	120,541	—	—	—	—	120,541	—	120,541
Total	$151,094	$—	$—	$151,094	$8,467	$—	$—	$8,467	$142,627	$—	$142,627

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$28,480	$—	$—	$28,480	$—	$—	$—	$—	$28,480	$—	$28,480
Citibank N.A.	—	—	—	—	245,991	—	—	245,991	(245,991)	—	(245,991)
Deutsche Bank AG	234,648	—	—	234,648	—	—	—	—	234,648	—	234,648
Goldman Sachs International	127,222	—	—	127,222	—	—	—	—	127,222	—	127,222
HSBC Bank USA	18,205	—	—	18,205	—	—	—	—	18,205	—	18,205
Morgan Stanley and Co., Inc.	18,352	—	—	18,352	952	—	—	952	17,400	—	17,400
Royal Bank of Canada	152,024	—	—	152,024	—	—	—	—	152,024	—	152,024
State Street Bank and Trust Co.	81,007	—	—	81,007	—	—	—	—	81,007	—	81,007
Total	$659,938	$—	$—	$659,938	$246,943	$—	$—	$246,943	$412,995	$—	$412,995

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Value	0.71%	$285,000
Mid Cap Growth	0.85	340,000
Diversified Fixed Income	6.34	2,535,000
Real Return	0.23	90,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 29, 2017, bearing interest at a rate of 1.04% per annum, with a principal amount of $40,000,000, a repurchase price of $40,003,467, and a maturity date of October 02 , 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	05/31/2023	$41,490,600	$40,880,667

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Value	0.71%	$355,000
Mid Cap Growth	0.85	425,000
Diversified Fixed Income	6.34	3,170,000
Real Return	0.23	115,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 29, 2017, bearing interest at a rate of 1.02% per annum, with a principal amount of $50,000,000, a repurchase price of $50,004,250, and a maturity date of October 02, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	08/15/2044	$48,285,000	$51,027,437

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Value	0.72%	$610,000
Mid Cap Growth	0.85	720,000
Diversified Fixed Income	6.35	5,395,000
Real Return	0.23	195,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 29, 2017, bearing interest at a rate of 1.02% per annum, with a principal amount of $85,000,000, a repurchase price of $85,007,225, and a maturity date of October 02, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$86,410,700	$86,704,362

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Value	0.72%	$235,000
Mid Cap Growth	0.84	275,000
Diversified Fixed Income	6.34	2,080,000
Real Return	0.23	75,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 29, 2017, bearing interest at a rate of 1.05% per annum, with a principal amount of $32,805,000, a repurchase price of $32,807,870, and a maturity date of October 02, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	08/15/2019	$32,035,000	$33,475,294

As of September 30, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Value	0.72%	$790,000
Mid Cap Growth	0.86	940,000
Diversified Fixed Income	6.36	6,930,000
Real Return	0.24	260,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 29, 2017, bearing interest at a rate of 1.03% per annum, with a principal amount of $109,000,000, a repurchase price of $109,009,356, and a maturity date of October 02, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	06/30/2023	$114,815,000	$111,262,911

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: During the period ended September 30, 2017, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a

Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2017, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015 or expected to be taken in each Portfolio's 2016 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act ("final rules") intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth(1)	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(2)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity(3)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return(4)	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Growth(5)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Columbia Focused Value(6)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth, Allocation Moderate Growth,
Allocation Moderate, Allocation Balanced(7)	>0	0.10%

(1)  The Adviser has agreed to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees waived by the Portfolio's Subadviser, J.P. Morgan Investment Management, Inc., in connection with those shares of the Portfolio beneficially owned by qualified employer-sponsored retirement plans and IRAs (the "Plans") that are held through separate accounts of AGL and USL under variable insurance contracts sold to the Plans by an affiliated broker-dealer of the Subadviser, who is the broker-dealer of record for such shares. This arrangement will remain in effect so long as the JPM Portfolio Waiver is in effect. For the six months ended September 30, 2017, the amount of advisory fees waived were $24, $40, and $89 for the Multi-Managed Growth, Multi-Managed Moderate Growth, and Small Cap Portfolios, respectively.

(2)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the six months ended September 30, 2017, the amount of advisory fees waived was $63,955.

(3)  The Adviser contractually agreed to waive 0.04% of advisory fees for the International Equity Portfolio. For the six months ended September 30, 2017, the amount of advisory fees waived was $139,770.

(4)  The Adviser voluntarily agreed to waive 0.05% of advisory fees for the Real Return Portfolio. For the six months ended September 30, 2017, the amount of advisory fees waived was $179,660.

(5)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets. For the six months ended September 30, 2017, the amount of advisory fees waived was $210,187.

(6)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the six months ended September 30, 2017, the amount of advisory fees waived was $526,970.

(7)  The Adviser contractually agreed to waive its advisory fee for the Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the year ended six months ended September 30, 2017, the amount of advisory fees waived was $4,953, $26,035, $16,239 and $12,018, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
Multi-Managed Growth	Janus J.P. Morgan WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan WMC
Multi-Managed Income/Equity	Janus WMC
Multi-Managed Income	Janus WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value	T. Rowe Price Massachusetts Financial Services Company SAAMCo
Small Cap	PNC Capital Advisors, LLC J.P. Morgan SAAMCo
International Equity	Schroder Investment Management T. Rowe Price SAAMCo
Diversified Fixed Income	PineBridge WMC
Real Return	WMC
SA Columbia Focused Growth	Columbia Management Investment Advisers LLC ("Columbia")
SA Columbia Focused Value	Columbia
Allocation Growth	SAAMCo
Allocation Moderate Growth	SAAMCo
Allocation Moderate	SAAMCo
Allocation Balanced	SAAMCo

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the six months ended September 30, 2017, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the six months ended September 30, 2017, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On August 17, 2017, the International Equity Portfolio sold 46 shares of Gedi Gruppo Editoriale SPA, a security that the Portfolio did not own. The Portfolio has an investment restriction that prohibits it from engaging in short sales except to the extent the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short ("short sales against the box"). The short position was closed on August 23, 2017, resulting in a gain of $1 to the Portfolio.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, straddle loss deferrals, inflation securities, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2017
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$514,968	$3,408,428	$7,165,600	$207,179	$3,536,614
Multi-Managed Moderate Growth	1,293,157	3,797,659	9,213,654	857,823	6,777,122
Multi-Managed Income/Equity	1,519,778	1,236,357	3,231,533	915,494	2,728,939
Multi-Managed Income	1,345,161	537,619	1,542,123	1,108,380	945,354
Asset Allocation: Diversified Growth	4,605,082	7,869,187	7,284,541	1,026,670	10,473,897
Stock	195,862	52,228,580	100,878,469	—	42,728,794
Large Cap Growth	4,562,297	28,897,476	109,294,137	2,050,074	15,155,847
Large Cap Value	38,237,896	47,511,015	114,430,825	16,663,765	32,660,324
Mid Cap Growth	1,199,516	17,685,974	33,772,148	—	10,247,877
Mid Cap Value	15,223,620	18,313,534	29,125,680	3,155,064	5,604,797
Small Cap	2,581,153	23,042,362	49,411,162	609,826	4,689,072
International Equity	13,168,702	(72,824,438)	24,812,534	13,039,077	—
Diversified Fixed Income	24,659,129	—	5,427,256	20,803,038	2,129,415
Real Return	17,165,665	(6,771,633)	(18,824,590)	—	—
SA Columbia Focused Growth	—	(1,229,518)	12,582,945	557,949	18,385,031
SA Columbia Focused Value	8,866,802	5,093,378	54,034,287	4,586,558	33,617,555
Allocation Growth	1,132,967	2,556,454	2,998,953	1,524,052	2,089,038
Allocation Moderate Growth	7,365,719	16,516,167	26,438,567	9,027,944	68,945,877
Allocation Moderate	4,669,613	6,953,724	12,832,869	5,709,081	33,431,087
Allocation Balanced	3,729,540	7,733,998	7,896,450	4,602,450	22,827,280

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2017, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited†
Portfolio	2018	ST	LT
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	—	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	55,762,054	—	17,062,384
Diversified Fixed Income	—	—	—
Real Return	—	2,854,911	3,916,722
SA Columbia Focused Growth	—	1,229,518	—
SA Columbia Focused Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2017, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	—	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	—	2,907,615
Diversified Fixed Income	—	—	—
Real Return	—	—	—

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA Columbia Focused Growth	$109,375	$—	$—
SA Columbia Focused Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$9,280,272	$(1,156,780)	$8,123,492	$49,636,954
Multi-Managed Moderate Growth	12,505,836	(1,787,658)	10,718,178	88,968,314
Multi-Managed Income/Equity	4,973,505	(777,247)	4,196,258	70,082,790
Multi-Managed Income	2,521,842	(544,180)	1,977,662	61,398,062
Asset Allocation: Diversified Growth	18,003,426	(4,013,615)	13,989,811	121,931,112
Stock	115,603,073	(2,695,896)	112,907,177	339,707,238
Large Cap Growth	127,419,832	(5,598,889)	121,820,943	398,030,610
Large Cap Value	139,950,716	(37,947,881)	102,002,835	803,693,239
Mid Cap Growth	51,870,808	(7,052,041)	44,818,767	173,644,692
Mid Cap Value	35,652,251	(9,731,487)	25,920,764	225,501,929
Small Cap	67,223,528	(10,606,963)	56,616,565	227,943,545
International Equity	103,166,086	(16,926,978)	86,239,108	564,647,697
Diversified Fixed Income	17,400,723	(5,655,189)	11,745,534	1,204,558,056
Real Return	14,719,490	(13,069,319)	1,650,171	686,721,130
SA Columbia Focused Growth	26,710,852	(5,713,978)	20,996,874	103,747,114
SA Columbia Focused Value	73,019,765	(7,826,364)	65,193,401	250,928,960
Allocation Growth	5,994,453	(2,995,886)	2,998,567	104,161,146
Allocation Moderate Growth	29,080,429	(8,429,858)	20,650,571	502,657,254
Allocation Moderate	15,060,966	(6,049,954)	9,011,012	314,774,031
Allocation Balanced	9,019,752	(2,044,860)	6,974,892	232,576,444

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended September 30, 2017, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2017 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$12,811,364	$16,563,781	$2,077,348	$2,189,097
Multi-Managed Moderate Growth	23,681,940	28,777,050	5,219,356	4,119,341
Multi-Managed Income/Equity	18,911,122	21,707,298	6,363,895	5,918,714
Multi-Managed Income	16,473,708	18,756,709	3,946,556	3,555,409
Asset Allocation: Diversified Growth	18,207,368	16,105,179	19,251,553	18,040,571
Stock	122,678,168	169,381,414	—	—
Large Cap Growth	85,601,116	141,629,610	—	—
Large Cap Value	123,476,740	273,354,117	—	—
Mid Cap Growth	51,535,923	59,522,969	—	—

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Mid Cap Value	$43,073,994	$82,607,279	$—	$—
Small Cap	47,872,064	75,010,642	—	—
International Equity	76,695,197	167,406,932	—	—
Diversified Fixed Income	269,905,558	278,812,656	136,222,733	214,055,382
Real Return	49,142,818	—	113,215,875	79,242,280
SA Columbia Focused Growth Portfolio	16,884,379	35,689,484	—	—
SA Columbia Focused Value Portfolio	6,390,559	70,338,345	—	—
Allocation Growth	62,919,604	56,281,856	—	—
Allocation Moderate Growth	231,132,753	256,806,303	—	—
Allocation Moderate	148,089,553	166,768,151	—	—
Allocation Balanced	102,412,256	115,197,874	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,888	$239,843	15,759	$257,254	28,226	$486,311	47,864	$778,726
Reinvested dividends	—	—	43,922	698,996	—	—	85,259	1,356,486
Shares redeemed	(76,947)	(1,309,747)	(121,808)	(1,984,339)	(70,314)	(1,192,147)	(221,435)	(3,602,118)
Net increase (decrease)	(63,059)	$(1,069,904)	(62,127)	$(1,028,089)	(42,088)	$(705,836)	(88,312)	$(1,466,906)
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	41,483	$714,932	201,679	$3,281,687
Reinvested dividends	—	—	106,307	1,688,311
Shares redeemed	(189,025)	(3,209,854)	(450,043)	(7,336,716)
Net increase (decrease)	(147,542)	$(2,494,922)	(142,057)	$(2,366,718)
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,812	$206,982	27,417	$340,951	63,910	$834,508	191,194	$2,387,655
Reinvested dividends	—	—	67,351	818,609	—	—	294,739	3,578,815
Shares redeemed	(42,406)	(550,031)	(177,944)	(2,272,156)	(252,638)	(3,251,045)	(690,718)	(8,724,148)
Net increase (decrease)	(26,594)	$(343,049)	(83,176)	$(1,112,596)	(188,728)	$(2,416,537)	(204,785)	$(2,757,678)

	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	96,607	$1,255,372	234,278	$2,953,861
Reinvested dividends	—	—	266,921	3,237,521
Shares redeemed	(256,635)	(3,301,710)	(747,851)	(9,437,493)
Net increase (decrease)	(160,028)	$(2,046,338)	(246,652)	$(3,246,111)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	36,067	$410,125	43,814	$480,670	99,059	$1,125,485	187,246	$2,051,810
Reinvested dividends	—	—	49,587	526,975	—	—	189,058	2,007,233
Shares redeemed	(50,987)	(579,375)	(182,515)	(2,010,405)	(294,297)	(3,320,229)	(612,557)	(6,783,722)
Net increase (decrease)	(14,920)	$(169,250)	(89,114)	$(1,002,760)	(195,238)	$(2,194,744)	(236,253)	$(2,724,679)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	134,076	$1,514,386	170,079	$1,876,377
Reinvested dividends	—	—	104,521	1,110,225
Shares redeemed	(285,365)	(3,224,259)	(497,149)	(5,555,465)
Net increase (decrease)	(151,289)	$(1,709,873)	(222,549)	$(2,568,863)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,678	$144,353	30,306	$334,382	65,557	$745,051	154,288	$1,703,580
Reinvested dividends	—	—	24,916	268,455	—	—	105,446	1,134,992
Shares redeemed	(59,453)	(672,997)	(123,415)	(1,359,504)	(232,510)	(2,628,761)	(422,791)	(4,717,172)
Net increase (decrease)	(46,775)	$(528,644)	(68,193)	$(756,667)	(166,953)	$(1,883,710)	(163,057)	$(1,878,600)

	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	69,003	$780,880	148,292	$1,644,106
Reinvested dividends	—	—	60,407	650,287
Shares redeemed	(138,165)	(1,561,543)	(491,411)	(5,463,336)
Net increase (decrease)	(69,162)	$(780,663)	(282,712)	$(3,168,943)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,155	$272,003	15,034	$175,933	55,321	$679,780	104,480	$1,226,711
Reinvested dividends	—	—	137,704	1,563,267	—	—	482,627	5,481,538
Shares redeemed	(135,695)	(1,680,025)	(323,843)	(3,782,688)	(448,105)	(5,536,539)	(1,020,965)	(11,928,964)
Net increase (decrease)	(113,540)	$(1,408,022)	(171,105)	$(2,043,488)	(392,784)	$(4,856,759)	(433,858)	$(5,220,715)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,072,086	$13,222,962	493,385	$5,798,623
Reinvested dividends	—	—	392,848	4,455,762
Shares redeemed	(480,056)	(5,917,572)	(1,180,251)	(13,852,324)
Net increase (decrease)	592,030	$7,305,390	(294,018)	$(3,597,939)
	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,705	$207,533	92,834	$2,145,160	7,791	$204,342	57,075	$1,320,778
Reinvested dividends	—	—	1,499,001	33,926,523	—	—	213,672	4,728,985
Shares redeemed	(1,289,529)	(34,683,618)	(3,862,386)	(93,683,084)	(223,446)	(5,865,845)	(504,173)	(11,850,893)
Net increase (decrease)	(1,281,824)	$(34,476,085)	(2,270,551)	$(57,611,401)	(215,655)	$(5,661,503)	(233,426)	$(5,801,130)

	Stock Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	30,582	$788,446	132,334	$3,069,100
Reinvested dividends	—	—	186,570	4,073,286
Shares redeemed	(241,752)	(6,265,239)	(565,888)	(13,196,222)
Net increase (decrease)	(211,170)	$(5,476,793)	(246,984)	$(6,053,836)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,341,266	$78,362,376	18,871,063	$247,156,869	19,797	$276,321	87,005	$1,112,506
Reinvested dividends	—	—	1,225,732	15,508,950	—	—	88,697	1,102,016
Shares redeemed	(8,736,441)	(128,757,260)	(5,034,207)	(65,968,720)	(181,483)	(2,567,662)	(563,584)	(7,148,476)
Net increase (decrease)	(3,395,175)	$(50,394,884)	15,062,588	$196,697,099	(161,686)	$(2,291,341)	(387,882)	$(4,933,954)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	29,864	$410,972	340,314	$4,259,748
Reinvested dividends	—	—	48,331	594,955
Shares redeemed	(141,981)	(1,988,747)	(15,465,014)	(195,468,762)
Net increase (decrease)	(112,117)	$(1,577,775)	(15,076,369)	$(190,614,059)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	868,204	$15,257,468	13,318,055	$218,746,645	11,742	$205,990	83,574	$1,377,839
Reinvested dividends	—	—	2,805,990	47,216,867	—	—	80,496	1,353,843
Shares redeemed	(9,822,244)	(171,439,861)	(9,670,301)	(162,571,515)	(116,898)	(2,047,782)	(351,938)	(5,774,806)
Net increase (decrease)	(8,954,040)	$(156,182,393)	6,453,744	$103,391,997	(105,156)	$(1,841,792)	(187,868)	$(3,043,124)

	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	32,421	$567,130	3,368,422	$52,998,625
Reinvested dividends	—	—	44,807	753,379
Shares redeemed	(95,950)	(1,674,197)	(12,642,127)	(206,386,797)
Net increase (decrease)	(63,529)	$(1,107,067)	(9,228,898)	$(152,634,793)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,042,639	$18,836,967	1,235,308	$20,691,547	14,867	$258,433	43,295	$695,837
Reinvested dividends	—	—	511,866	8,295,756	—	—	73,169	1,140,967
Shares redeemed	(1,270,104)	(22,916,658)	(756,836)	(12,483,647)	(106,142)	(1,845,712)	(259,464)	(4,090,880)
Net increase (decrease)	(227,465)	$(4,079,691)	990,338	$16,503,656	(91,275)	$(1,587,279)	(143,000)	$(2,254,076)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	34,922	$572,665	61,231	$936,356
Reinvested dividends	—	—	53,176	811,154
Shares redeemed	(108,454)	(1,814,231)	(3,362,255)	(51,512,001)
Net increase (decrease)	(73,532)	$(1,241,566)	(3,247,848)	$(49,764,491)
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	728,585	$13,274,895	1,402,171	$23,812,555	12,160	$222,157	96,351	$1,656,437
Reinvested dividends	—	—	421,633	7,504,980	—	—	42,322	751,740
Shares redeemed	(2,929,296)	(52,812,708)	(3,382,991)	(59,447,901)	(95,777)	(1,737,958)	(351,393)	(5,967,285)
Net increase (decrease)	(2,200,711)	$(39,537,813)	(1,559,187)	$(28,130,366)	(83,617)	$(1,515,801)	(212,720)	$(3,559,108)

	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	31,567	$570,438	130,760	$2,181,581
Reinvested dividends	—	—	28,372	503,141
Shares redeemed	(126,000)	(2,282,748)	(2,361,886)	(39,637,139)
Net increase (decrease)	(94,433)	$(1,712,310)	(2,202,754)	$(36,952,417)
	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	215,077	$3,043,543	2,633,054	$33,638,462	13,995	$194,867	79,893	$1,105,916
Reinvested dividends	—	—	333,001	4,811,255	—	—	20,858	294,432
Shares redeemed	(2,312,622)	(32,337,575)	(4,476,571)	(62,326,819)	(117,203)	(1,619,234)	(294,507)	(3,828,929)
Net increase (decrease)	(2,097,545)	$(29,294,032)	(1,510,516)	$(23,877,102)	(103,208)	$(1,424,367)	(193,756)	$(2,428,581)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	31,023	$420,247	92,774	$1,176,252
Reinvested dividends	—	—	13,885	193,211
Shares redeemed	(85,611)	(1,167,122)	(3,643,981)	(44,691,882)
Net increase (decrease)	(54,588)	$(746,875)	(3,537,322)	$(43,322,419)
	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,161,197	$10,575,328	27,148,372	$214,041,190	85,068	$771,161	142,906	$1,128,875
Reinvested dividends				1,573,115	12,419,142		43,522	344,358
Shares redeemed	(11,830,352)	(111,246,525)	(18,361,113)	(148,987,836)	(163,059)	(1,487,268)	(590,589)	(4,726,882)
Net increase (decrease)	(10,669,155)	$(100,671,197)	10,360,374	$77,472,496	(77,991)	$(716,107)	(404,161)	$(3,253,649)

	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	93,160	$837,079	303,702	$2,370,070
Reinvested dividends	—	—	34,939	275,577
Shares redeemed	(254,755)	(2,305,601)	(27,959,863)	(219,516,659)
Net increase (decrease)	(161,595)	$(1,468,522)	(27,621,222)	$(216,871,012)
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,166,897	$72,903,376	43,558,132	$521,969,428	35,491	$421,825	133,491	$1,573,046
Reinvested dividends	—	—	1,922,585	22,078,727	—	—	47,451	544,522
Shares redeemed	(14,810,171)	(176,836,750)	(12,685,009)	(149,587,155)	(279,060)	(3,314,183)	(790,994)	(9,402,227)
Net increase (decrease)	(8,643,274)	$(103,933,374)	32,795,708	$394,461,000	(243,569)	$(2,892,358)	(610,052)	$(7,284,659)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	82,058	$967,555	1,224,849	$14,454,545
Reinvested dividends	—	—	27,084	309,204
Shares redeemed	(170,913)	(2,013,814)	(37,214,707)	(445,915,355)
Net increase (decrease)	(88,855)	$(1,046,259)	(35,962,774)	$(431,151,606)
	Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,362,126	$42,746,371	15,246,502	$147,565,139	3,324,315	$32,235,357	6,072,373	$58,522,730
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(1,136,831)	(11,131,492)	(3,296,265)	(31,695,529)	(3,091,865)	(30,024,870)	(9,134,674)	(87,913,269)
Net increase (decrease)	3,225,295	$31,614,879	11,950,237	$115,869,610	232,450	$2,210,487	(3,062,301)	$(29,390,539)

	SA Columbia Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,409	$175,996	1,815,863	$17,458,025	54,699	$491,824	83,059	$618,627
Reinvested dividends				1,622,996	12,640,920		458,697	3,422,901
Shares redeemed	(1,873,210)	(18,211,651)	(10,413,840)	(94,453,066)	(185,131)	(1,674,922)	(601,826)	(5,171,254)
Net increase (decrease)	(1,854,801)	$(18,035,655)	(6,974,981)	$(64,354,121)	(130,432)	$(1,183,098)	(60,070)	$(1,129,726)
	SA Columbia Focused Growth Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	102,069	$895,842	164,570	$1,290,448
Reinvested dividends	—	—	395,720	2,879,159
Shares redeemed	(258,620)	(2,283,746)	(2,491,482)	(22,237,082)
Net increase (decrease)	(156,551)	$(1,387,904)	(1,931,192)	$(18,067,475)
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,625	$223,693	2,579,176	$44,803,799	5,770	$111,215	39,092	$714,891
Reinvested dividends	—	—	1,940,003	35,570,343	—	—	78,863	1,444,928
Shares redeemed	(3,506,030)	(67,425,915)	(3,799,520)	(70,708,877)	(70,881)	(1,365,758)	(162,631)	(2,952,882)
Net increase (decrease)	(3,494,405)	$(67,202,222)	719,659	$9,665,265	(65,111)	$(1,254,543)	(44,676)	$(793,063)
	SA Columbia Focused Value Portfolio
	Class 3
	For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	14,034	$274,305	29,945	$549,387
Reinvested dividends	—	—	65,026	1,188,842
Shares redeemed	(62,528)	(1,199,983)	(1,348,534)	(24,206,161)
Net increase (decrease)	(48,494)	$(925,678)	(1,253,563)	$(22,467,932)

	Allocation Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2017 (unaudited)		For the period September 26, 2016@ through March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,930	$100,000	1,110,664	$15,500,621	781,556	$10,102,846
Reinvested dividends	—	—	—	—	—	—	287,410	3,613,090
Shares redeemed	—	—	—	—	(622,960)	(8,660,567)	(1,487,349)	(19,055,944)
Net increase (decrease)	—	$—	7,930	$100,000	487,704	$6,840,054	(418,383)	$(5,340,008)
	Allocation Moderate Growth Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2017 (unaudited)		For the period September 26, 2016@ through March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,346	$100,000	1,181,275	$13,698,500	2,013,622	$22,698,383
Reinvested dividends	—	—	—	—	—	—	7,310,179	77,973,821
Shares redeemed	—	—	—	—	(3,316,161)	(38,402,158)	(6,960,846)	(79,449,721)
Net increase (decrease)	—	$—	9,346	$100,000	(2,134,886)	$(24,703,658)	2,362,955	$21,222,483
	Allocation Moderate Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2017 (unaudited)		For the period September 26, 2016@ through March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,375	$100,000	1,022,107	$11,683,431	2,224,122	$25,227,411
Reinvested dividends	—	—	—	—	—	—	3,680,841	39,140,168
Shares redeemed	—	—	—	—	(2,603,930)	(29,746,132)	(4,651,719)	(52,158,451)
Net increase (decrease)	—	$—	9,375	$100,000	(1,581,823)	$(18,062,701)	1,253,244	$12,209,128
	Allocation Balanced Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2017 (unaudited)		For the period September 26, 2016@ through March 31, 2017		For the six months ended September 30, 2017 (unaudited)		For the year ended March 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	9,607	$100,000	1,706,473	$18,710,134	1,990,656	$21,376,824
Reinvested dividends	—	—	—	—	—	—	2,643,737	27,429,730
Shares redeemed	—	—	—	—	(2,834,019)	(31,031,397)	(5,021,413)	(54,436,871)
Net increase (decrease)	—	$—	9,607	$100,000	(1,127,546)	$(12,321,263)	(387,020)	$(5,630,317)

@  Commencement of operations

Note 8.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2017:

Portfolio	Goldman Sachs & Co.	Wells Fargo
Mid Cap Value	$1,457	$74

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. For the six months ended September 30, 2017, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
American International Group, Inc.	$19,163	$—	$2,147,280	$47,227	$412,660	$131,020	$(159,876)	$1,752,991

Mid Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
Allied World Assurance Co. Holdings AG	$—	$—	$123,670	$—	$114,006	$30,341	$(40,005)	$—

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	$—	$—	$—	$1,565,028	$3,883	$24	$(3,443)	$1,557,726
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 1	—	—	13,699,092	4,152,541	6,471,701	96,464	273,078	11,749,474
International Equity Portfolio, Class 1	—	—	17,033,497	3,921,866	12,165,317	2,068,216	196,615	11,054,877
Large Cap Growth Portfolio, Class 1	—	—	21,451,817	2,341,906	13,044,109	1,260,646	627,771	12,638,031
Large Cap Value Portfolio, Class 1	—	—	20,970,482	2,179,607	10,782,624	2,234,839	(1,601,237)	13,001,067
Mid Cap Growth Portfolio, Class 1	—	—	2,796,769	708,121	2,444,443	41,681	215,563	1,317,691
Mid Cap Value Portfolio, Class 1	—	—	3,127,187	545,368	2,470,667	273,631	(227,707)	1,247,812
Real Return Portfolio, Class 1	—	—	1,973,266	635,679	89,600	(316)	16,354	2,535,383
SA Columbia Focused Growth Portfolio, Class 1	—	—	1,590,993	110,180	1,856,330	(125,238)	280,395	—
SA Columbia Focused Value Portfolio, Class 1	—	—	1,827,907	104,215	1,976,775	527,734	(483,081)	—
Small Cap Portfolio, Class 1	—	—	3,978,993	874,357	3,241,241	601,141	(544,257)	1,668,993
SunAmerica Series Trust
Blue Chip Growth, Class 1	—	—	—	4,169,502	7,133	19	72,182	4,234,570
Corporate Bond Portfolio, Class 1	—	—	—	2,065,783	6,251	47	11,430	2,071,009
Emerging Markets Portfolio, Class 1	—	—	2,155,270	421,886	307,082	53,442	338,258	2,661,774

Allocation Growth Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
Equity Opportunities Portfolio, Class 1	$—	$—	$—	$3,915,934	$6,754	$33	$70,989	$3,980,202
Growth Opportunities Portfolio, Class 1	—	—	—	733,714	1,382	20	23,954	756,306
Growth-Income Portfolio, Class 1	—	—	—	4,983,309	8,537	(34)	180,726	5,155,464
High-Yield Bond Portfolio, Class 1	—	—	1,882,274	181,408	1,284,443	71,966	8,024	859,229
International Diversified Equities Portfolio, Class 1	—	—	—	3,105,230	5,618	30	38,798	3,138,440
International Growth and Income Portfolio, Class 1	—	—	—	1,831,183	3,188	13	31,468	1,859,476
Mid Cap Growth Portfolio, Class 1	—	—	—	1,547,693	4,532	80	64,880	1,608,121
SA AB Growth Portfolio, Class 1	—	—	—	3,134,350	9,376	61	60,125	3,185,160
SA International Index Portfolio, Class 1	—	—	—	5,722,290	7,794	55	79,678	5,794,229
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	—	2,504,462	1,058	(6)	(18,715)	2,484,683
SA Large Cap Index Portfolio, Class 1	—	—	—	7,049,266	12,640	20	159,022	7,195,668
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	—	2,100,135	3,566	(14)	40,835	2,137,390
SA Mid Cap Index Portfolio, Class 1	—	—	—	618,184	1,741	3	25,990	642,436
SA Small Cap Index Portfolio, Class 1	—	—	—	723,024	2,188	40	56,415	777,291
Ultra Short Bond Portfolio, Class 1	—	—	929,948	973,383	61,883	259	5,504	1,847,211
	$—	$—	$93,417,495	$62,919,604	$56,281,856	$7,104,856	$(386)	$107,159,713

Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	$—	$—	$—	$12,309,526	$101,412	$269	$(28,282)	$12,180,101
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 1	—	—	137,512,968	4,271,717	51,227,197	(81,397)	3,679,463	94,155,554
International Equity Portfolio, Class 1	—	—	76,736,399	2,665,191	46,603,550	10,459,853	(901,956)	42,355,937
Large Cap Growth Portfolio, Class 1	—	—	100,667,924	331,497	57,079,931	7,924,187	663,323	52,507,000
Large Cap Value Portfolio, Class 1	—	—	98,962,676	310,726	48,718,279	13,938,188	(11,175,995)	53,317,316
Mid Cap Growth Portfolio, Class 1	—	—	10,324,191	32,506	6,391,973	(5,896)	868,170	4,826,998
Mid Cap Value Portfolio, Class 1	—	—	12,489,583	34,037	8,025,211	568,549	(368,182)	4,698,776
Real Return Portfolio, Class 1	—	—	17,876,145	3,567,285	990,407	(52,722)	194,244	20,594,545
SA Columbia Focused Growth Portfolio, Class 1	—	—	6,833,039	16,521	7,603,326	(387,897)	1,141,663	—

Allocation Moderate Growth Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
SA Columbia Focused Value Portfolio, Class 1	$—	$—	$8,289,118	$16,619	$8,510,941	$2,554,400	$(2,349,196)	$—
Small Cap Portfolio, Class 1	—	—	15,888,705	40,411	9,831,440	2,834,073	(2,530,503)	6,401,246
SunAmerica Series Trust
Blue Chip Growth, Class 1	—	—	—	18,162,642	104,291	297	313,971	18,372,619
Corporate Bond Portfolio, Class 1	—	—	—	17,013,724	170,826	672	95,036	16,938,606
Emerging Markets Portfolio, Class 1	—	—	7,197,377	2,031,971	1,162,387	199,597	1,229,722	9,496,280
Equity Opportunities Portfolio, Class 1	—	—	—	15,710,847	89,739	492	283,846	15,905,446
Growth Opportunities Portfolio, Class 1	—	—	—	3,202,225	19,890	188	99,502	3,282,025
Growth-Income Portfolio, Class 1	—	—	—	20,814,438	118,843	142	752,071	21,447,808
High-Yield Bond Portfolio, Class 1	—	—	14,301,729	44,535	8,674,461	472,210	122,572	6,266,585
International Diversified Equities Portfolio, Class 1	—	—	—	12,808,836	72,518	416	157,468	12,894,202
International Growth and Income Portfolio, Class 1	—	—	—	6,554,526	37,594	217	110,930	6,628,079
Mid Cap Growth Portfolio, Class 1	—	—	—	5,754,717	58,721	807	241,824	5,938,627
SA AB Growth Portfolio, Class 1	—	—	—	12,142,971	126,174	543	232,749	12,250,089
SA International Index Portfolio, Class 1	—	—	—	23,515,190	96,976	729	323,201	23,742,144
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	—	20,611,583	19,298	(109)	(154,065)	20,438,111
SA Large Cap Index Portfolio, Class 1	—	—	—	28,569,827	162,499	586	643,410	29,051,324
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	—	9,245,440	52,145	115	173,680	9,367,090
SA Mid Cap Index Portfolio, Class 1	—	—	—	2,602,144	26,691	123	108,909	2,684,485
SA Small Cap Index Portfolio, Class 1	—	—	—	3,002,574	32,030	568	234,013	3,205,125
Ultra Short Bond Portfolio, Class 1	—	—	9,257,508	5,748,527	697,553	2,809	50,416	14,361,707
	$—	$—	$516,337,362	$231,132,753	$256,806,303	$38,432,009	$(5,787,996)	$523,307,825

Allocation Moderate Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	$—	$—	$—	$9,573,330	$77,120	$154	$(19,261)	$9,477,103
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 1	—	—	111,953,159	6,073,897	47,994,952	245,479	2,611,044	72,888,627
International Equity Portfolio, Class 1	—	—	38,201,594	2,269,235	24,098,624	4,633,357	161,144	21,166,706
Large Cap Growth Portfolio, Class 1	—	—	54,625,908	219,080	31,130,210	6,185,361	(1,541,902)	28,358,237

Allocation Moderate Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
Large Cap Value Portfolio, Class 1	$—	$—	$56,907,164	$212,931	$29,585,432	$8,050,128	$(6,505,591)	$29,079,200
Mid Cap Growth Portfolio, Class 1	—	—	4,800,844	2,021,413	4,672,277	198,051	325,459	2,673,490
Mid Cap Value Portfolio, Class 1	—	—	5,162,868	1,716,820	4,378,154	289,038	(207,667)	2,582,905
Real Return Portfolio, Class 1	—	—	12,484,003	4,121,639	840,253	7,263	92,254	15,864,906
SA Columbia Focused Growth Portfolio, Class 1	—	—	3,721,295	9,454	4,136,470	(253,307)	659,028	—
SA Columbia Focused Value Portfolio, Class 1	—	—	4,426,925	6,030	4,536,260	1,224,369	(1,121,064)	—
Small Cap Portfolio, Class 1	—	—	8,721,242	1,024,272	6,337,881	1,059,356	(911,197)	3,555,792
SunAmerica Series Trust
Blue Chip Growth, Class 1	—	—	—	9,719,938	49,286	393	167,363	9,838,408
Corporate Bond Portfolio, Class 1	—	—	—	13,035,831	122,773	511	72,733	12,986,302
Emerging Markets Portfolio, Class 1	—	—	3,285,987	1,220,129	217,650	33,506	554,488	4,876,460
Equity Opportunities Portfolio, Class 1	—	—	—	8,875,504	45,875	473	159,163	8,989,265
Growth Opportunities Portfolio, Class 1	—	—	—	1,612,789	8,214	146	48,872	1,653,593
Growth-Income Portfolio, Class 1	—	—	—	11,319,523	57,501	452	411,177	11,673,651
High-Yield Bond Portfolio, Class 1	—	—	10,633,118	35,793	6,106,337	337,707	110,437	5,010,718
International Diversified Equities Portfolio, Class 1	—	—	—	6,431,156	32,858	327	77,783	6,476,408
International Growth and Income Portfolio, Class 1	—	—	—	3,215,578	16,429	206	53,639	3,252,994
Mid Cap Growth Portfolio, Class 1	—	—	—	3,208,875	30,345	666	134,893	3,314,089
SA AB Growth Portfolio, Class 1	—	—	—	7,219,969	68,277	665	139,509	7,291,866
SA International Index Portfolio, Class 1	—	—	—	11,255,896	42,193	527	155,421	11,369,651
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	—	16,011,401	12,561	(88)	(119,681)	15,879,071
SA Large Cap Index Portfolio, Class 1	—	—	—	16,078,549	84,927	782	362,230	16,356,634
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	—	4,835,619	24,643	206	88,565	4,899,747
SA Mid Cap Index Portfolio, Class 1	—	—	—	1,303,550	12,138	156	54,625	1,346,193
SA Small Cap Index Portfolio, Class 1	—	—	—	1,604,438	15,173	443	125,181	1,714,889
Ultra Short Bond Portfolio, Class 1	—	—	9,335,232	3,856,914	2,033,338	9,832	39,498	11,208,138
	$—	$—	$324,259,339	$148,089,553	$166,768,151	$22,026,159	$(3,821,857)	$323,785,043

Allocation Balanced Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	$—	$—	$—	$9,547,729	$122,411	$422	$(17,042)	$9,408,698
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 1	—	—	110,834,895	6,184,869	47,063,813	135,275	2,710,054	72,801,280
International Equity Portfolio, Class 1	—	—	20,512,294	1,586,304	13,161,676	2,628,405	(54,469)	11,510,858
Large Cap Growth Portfolio, Class 1	—	—	30,337,773	392,905	17,922,828	3,486,514	(920,682)	15,373,682
Large Cap Value Portfolio, Class 1	—	—	33,123,510	370,131	18,691,044	4,423,711	(3,600,639)	15,625,669
Mid Cap Growth Portfolio, Class 1	—	—	1,347,884	1,029,212	1,234,773	101,804	89,257	1,333,384
Mid Cap Value Portfolio, Class 1	—	—	1,556,652	925,592	1,069,345	177,318	(129,945)	1,460,272
Real Return Portfolio, Class 1	—	—	14,268,428	2,351,084	1,003,045	5,566	106,669	15,728,702
SA Columbia Focused Growth Portfolio, Class 1	—	—	2,174,966	18,990	2,432,302	(128,406)	366,752	—
SA Columbia Focused Value Portfolio, Class 1	—	—	2,814,480	19,728	2,904,398	779,041	(708,851)	—
Small Cap Portfolio, Class 1	—	—	3,904,068	1,045,977	3,085,014	252,724	(166,023)	1,951,732
SunAmerica Series Trust
Blue Chip Growth, Class 1	—	—	—	5,270,294	38,760	33	90,346	5,321,913
Corporate Bond Portfolio, Class 1	—	—	—	12,568,365	188,098	837	69,548	12,450,652
Emerging Markets Portfolio, Class 1	—	—	1,514,960	726,470	112,307	17,292	258,049	2,404,464
Equity Opportunities Portfolio, Class 1	—	—	—	4,818,780	36,820	81	84,159	4,866,200
Growth Opportunities Portfolio, Class 1	—	—	—	834,558	12,540	64	34,962	857,044
Growth-Income Portfolio, Class 1	—	—	—	6,124,125	47,816	(190)	221,234	6,297,353
High-Yield Bond Portfolio, Class 1	—	—	9,560,910	116,066	5,083,256	334,159	76,654	5,004,533
International Diversified Equities Portfolio, Class 1	—	—	—	3,584,084	27,615	159	43,487	3,600,115
International Growth and Income Portfolio, Class 1	—	—	—	1,787,224	14,678	61	30,485	1,803,092
Mid Cap Growth Portfolio, Class 1	—	—	—	1,746,018	26,871	298	71,583	1,791,028
SA AB Growth Portfolio, Class 1	—	—	—	4,021,487	59,117	175	77,239	4,039,784
SA International Index Portfolio, Class 1	—	—	—	5,970,569	32,090	208	82,346	6,021,033
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	—	15,838,287	6,593	(51)	(118,281)	15,713,362
SA Large Cap Index Portfolio, Class 1	—	—	—	8,784,091	66,325	25	197,259	8,915,050
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	—	2,662,676	20,251	(62)	49,915	2,692,278
SA Mid Cap Index Portfolio, Class 1	—	—	—	723,906	10,748	1	30,126	743,285

Allocation Balanced Portfolio (continued)

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2017	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2017
SA Small Cap Index Portfolio, Class 1	$—	$—	$—	$804,558	$12,540	$153	$62,281	$854,452
Ultra Short Bond Portfolio, Class 1	—	—	9,089,289	2,558,177	710,800	2,786	41,969	10,981,421
	$—	$—	$241,040,109	$102,412,256	$115,197,874	$12,218,403	$(921,558)	$239,551,336

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets.

At September 30, 2017, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	Allocation Balanced Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio
Allocation Balanced	9.69%	89.83%	0.48%	—%	—%	—%	—%	—%	—%
Allocation Growth	6.42	92.57	1.01	—	—	—	—	—	—
Allocation Moderate	6.23	93.26	0.51	—	—	—	—	—	—
Allocation Moderate Growth	5.52	94.24	0.24	—	—	—	—	—	—
Asset Allocation: Diversified Growth	1.28	98.54	0.18	—	—	—	—	—	—
Diversified Fixed Income .	0.08	4.02	—	6.63	1.07	8.58	6.64	61.36	11.62
SA Columbia Focused Growth	0.58	40.24	—	—	—	—	—	59.18	—
SA Columbia Focused Value	0.11	8.16	—	—	—	—	—	57.40	34.33
International Equity	0.13	6.29	—	1.76	1.69	6.47	3.23	49.88	30.55
Large Cap Growth	0.13	10.98	—	2.94	2.42	10.05	5.43	33.79	34.26
Large Cap Value	0.05	5.32	—	1.72	1.43	5.87	3.20	42.96	39.45
Mid Cap Growth	0.27	19.46	—	0.60	0.60	2.19	1.21	45.30	30.37
Mid Cap Value	0.27	18.79	—	0.58	0.50	1.87	1.03	57.97	18.99
Multi-Managed Growth	1.53	98.47	—	—	—	—	—	—	—
Multi-Managed Moderate Growth	0.89	99.11	—	—	—	—	—	—	—
Multi-Managed Income/Equity	0.55	99.45	—	—	—	—	—	—	—
Multi-Managed Income	0.90	99.10	—	—	—	—	—	—	—
Real Return	2.99	54.88	0.12	2.13	0.34	2.79	2.15	25.25	9.35
Small Cap	0.21	11.66	—	0.68	0.58	2.24	1.25	36.62	46.76
Stock	0.22	21.62	—	—	—	—	—	78.16	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2017, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth . .	20	$115	$86,680	2.39%
Multi-Managed Moderate Growth . .	4	28	113,546	2.24
Multi-Managed Income/Equity . .	8	57	108,846	2.32
Large Cap Growth .	5	1,707	4,944,900	1.39
Large Cap Value . .	38	1,381	571,824	2.36
Mid Cap Value .	14	1,527	1,641,201	2.43
International Equity .	31	4,195	1,964,984	2.44
SA Columbia Focused Growth .	6	477	1,152,586	2.48
SA Columbia Focused Value.	5	214	662,035	2.32

As of September 30, 2017, there were no outstanding borrowing.

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2017, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Stock	$46,184	$35,116	$6,678
Large Cap Value	1,507,389	2,392,834	175,132
Mid Cap Value	313,833	49,261	(1,947)

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2017, none of the Portfolios participated in this program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Growth Portfolio## Class 1
03/31/13	$16.80	$0.09	$0.97	$1.06	$(0.10)	$—	$(0.10)	$17.76	6.37%	$12,124	1.31%		0.56%		85%
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	(0.58)	20.16	16.90	13,202	1.28		0.43		80
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17		0.62		67
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19		0.56		51
03/31/17	15.89	0.08	1.74	1.82	(0.10)	(1.13)	(1.23)	16.48	11.72	10,069	1.22		0.51		48
09/30/17@	16.48	0.04	1.04	1.08	—	—	—	17.56	6.55	9,622	1.25	#(2)	0.42	#(2)	26
Multi-Managed Growth Portfolio## Class 2
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	(0.07)	17.75	6.24	23,299	1.46		0.41		85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43		0.28		80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32		0.47		67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34		0.40		51
03/31/17	15.88	0.06	1.73	1.79	(0.07)	(1.13)	(1.20)	16.47	11.54	19,227	1.37		0.36		48
09/30/17@	16.47	0.02	1.05	1.07	—	—	—	17.54	6.50	19,735	1.40	#(2)	0.27	#(2)	26
Multi-Managed Growth Portfolio## Class 3
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	(0.06)	17.72	6.15	32,255	1.56		0.31		85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52		0.19		80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42		0.37		67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44		0.30		51
03/31/17	15.84	0.04	1.74	1.78	(0.05)	(1.13)	(1.18)	16.44	11.46	26,332	1.47		0.26		48
09/30/17@	16.44	0.01	1.04	1.05	—	—	—	17.49	6.39	25,444	1.50	#(2)	0.17	#(2)	26

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Multi-Managed Growth Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.00	0.00
Multi-Managed Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

09/30/17#@
Multi-Managed Growth Portfolio Class 1	0.00%
Multi-Managed Growth Portfolio Class 2	0.00
Multi-Managed Growth Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio## Class 1
03/31/13	$14.38	$0.14	$0.72	$0.86	$(0.18)	$(0.62)	$(0.80)	$14.44	6.28%	$13,546	1.11%		0.97%		90%
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	(0.97)	15.35	13.24	13,622	1.09		0.78		74
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02		0.98		71
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04		1.01		48
03/31/17	12.43	0.13	1.11	1.24	(0.16)	(0.98)	(1.14)	12.53	10.24	9,579	1.07		1.02		44
09/30/17@	12.53	0.06	0.66	0.72	—	—	—	13.25	5.75	9,785	1.09	#(2)	0.86	#(2)	29
Multi-Managed Moderate Growth Portfolio## Class 2
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	(0.78)	14.42	6.17	54,283	1.26		0.82		90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24		0.63		74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17		0.83		71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19		0.86		48
03/31/17	12.41	0.11	1.10	1.21	(0.13)	(0.98)	(1.11)	12.51	10.06	42,741	1.22		0.86		44
09/30/17@	12.51	0.05	0.67	0.72	—	—	—	13.23	5.76	42,701	1.24	#(2)	0.70	#(2)	29
Multi-Managed Moderate Growth Portfolio## Class 3
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	(0.76)	14.39	6.01	53,393	1.36		0.72		90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33		0.54		74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27		0.73		71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29		0.75		48
03/31/17	12.38	0.10	1.10	1.20	(0.11)	(0.98)	(1.09)	12.49	9.95	38,030	1.32		0.76		44
09/30/17@	12.49	0.04	0.67	0.71	—	—	—	13.20	5.68	38,082	1.34	#(2)	0.60	#(2)	29

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

09/30/17#@
Multi-Managed Moderate Growth Portfolio Class 1	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income/Equity Portfolio## Class 1
03/31/13	$12.72	$0.22	$0.64	$0.86	$(0.33)	$(0.56)	$(0.89)	$12.69	6.95%	$12,352	1.09%		1.70%		60%
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	(0.72)	12.79	6.65	12,165	1.05		1.35		77
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00		1.45		86
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02		1.60		45
03/31/17	11.01	0.18	0.47	0.65	(0.19)	(0.48)	(0.67)	10.99	6.03	8,749	1.06		1.57		42
09/30/17@	10.99	0.08	0.45	0.53	—	—	—	11.52	4.82	8,999	1.09	#	1.36	#	34
Multi-Managed Income/Equity Portfolio## Class 2
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	(0.86)	12.67	6.86	50,239	1.24		1.55		60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20		1.20		77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15		1.31		86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17		1.45		45
03/31/17	10.99	0.16	0.47	0.63	(0.17)	(0.48)	(0.65)	10.97	5.85	35,229	1.22		1.42		42
09/30/17@	10.97	0.07	0.45	0.52	—	—	—	11.49	4.74	34,659	1.24	#	1.21	#	34
Multi-Managed Income/Equity Portfolio## Class 3
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	(0.85)	12.65	6.76	32,130	1.34		1.45		60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29		1.09		77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25		1.21		86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26		1.34		45
03/31/17	10.98	0.15	0.46	0.61	(0.14)	(0.48)	(0.62)	10.97	5.67	20,590	1.31		1.32		42
09/30/17@	10.97	0.06	0.46	0.52	—	—	—	11.49	4.74	19,818	1.34	#	1.11	#	34

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.01	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income Portfolio## Class 1
03/31/13	$12.53	$0.23	$0.52	$0.75	$(0.32)	$(0.57)	$(0.89)	$12.39	6.09%	$11,480	1.08%		1.81%		56%
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	(0.67)	12.10	3.20	10,622	1.05		1.59		63
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00		1.81		87
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01		2.01		46
03/31/17	11.02	0.22	0.27	0.49	(0.23)	(0.24)	(0.47)	11.04	4.50	6,106	1.08		1.95		41
09/30/17@	11.04	0.10	0.32	0.42	—	—	—	11.46	3.80	5,800	1.11	#	1.67	#	32
Multi-Managed Income Portfolio## Class 2
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	(0.87)	12.37	5.93	42,792	1.23		1.66		56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21		1.44		63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15		1.65		87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17		1.87		46
03/31/17	11.00	0.20	0.28	0.48	(0.21)	(0.24)	(0.45)	11.03	4.41	29,068	1.23		1.80		41
09/30/17@	11.03	0.09	0.32	0.41	—	—	—	11.44	3.72	28,235	1.26	#	1.52	#	32
Multi-Managed Income Portfolio## Class 3
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	(0.86)	12.35	5.83	29,548	1.33		1.56		56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29		1.32		63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25		1.55		87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26		1.75		46
03/31/17	10.98	0.19	0.28	0.47	(0.18)	(0.24)	(0.42)	11.03	4.35	17,689	1.33		1.70		41
09/30/17@	11.03	0.08	0.32	0.40	—	—	—	11.43	3.63	17,545	1.36	#	1.42	#	32

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio## Class 1
03/31/13	$10.30	$0.20	$0.99	$1.19	$(0.24)	$—	$(0.24)	$11.25	11.77%	$22,692	1.05%		1.90%		67%
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	(0.33)	12.98	18.43	22,898	1.01		1.63		61
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56	21,958	0.99		1.36		79
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)	17,363	0.98		1.46		94
03/31/17	11.48	0.17	1.38	1.55	(0.11)	(1.07)	(1.18)	11.85	13.98	15,897	1.04		1.41		106
09/30/17@	11.85	0.11	0.87	0.98	—	—	—	12.83	8.27	15,756	0.99	#	1.85	#	30
Asset Allocation: Diversified Growth Portfolio## Class 2
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	(0.22)	11.24	11.58	77,266	1.20		1.75		67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26	74,099	1.16		1.48		61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39	70,798	1.14		1.21		79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)	60,314	1.13		1.31		94
03/31/17	11.47	0.15	1.39	1.54	(0.09)	(1.07)	(1.16)	11.85	13.88	57,135	1.19		1.26		106
09/30/17@	11.85	0.11	0.86	0.97	—	—	—	12.82	8.19	56,778	1.14	#	1.70	#	30
Asset Allocation: Diversified Growth Portfolio## Class 3
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	(0.21)	11.22	11.50	67,530	1.30		1.65		67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18	65,734	1.26		1.38		61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28	61,850	1.24		1.11		79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)	51,394	1.23		1.21		94
03/31/17	11.45	0.14	1.39	1.53	(0.08)	(1.07)	(1.15)	11.83	13.77	49,593	1.29		1.16		106
09/30/17@	11.83	0.10	0.86	0.96	—	—	—	12.79	8.12	61,198	1.24	#	1.61	#	30

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.00	0.00	0.00	0.00	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio## Class 1
03/31/13	$17.45	$0.02	$1.21	$1.23	$—	$—	$—	$18.68	7.05%	$107,950	0.94%		0.11%	35%
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	(0.85)	22.86	27.01	237,515	0.91		(0.23)	36
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88		(0.15)	32
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87		(0.19)	43
03/31/17	23.21	(0.01)	4.13	4.12	—	(2.54)	(2.54)	24.79	18.78	357,120	0.87		(0.04)	38
09/30/17@	24.79	0.01	3.26	3.27	—	—	—	28.06	13.19	368,210	0.87	#	0.07 #	28
Stock Portfolio## Class 2
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	18.46	6.95	61,041	1.11		(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06		(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03		(0.30)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02		(0.34)	43
03/31/17	22.77	(0.05)	4.05	4.00	—	(2.54)	(2.54)	24.23	18.61	45,160	1.02		(0.19)	38
09/30/17@	24.23	(0.01)	3.18	3.17	—	—	—	27.40	13.08	45,163	1.02	#	(0.08)#	28
Stock Portfolio## Class 3
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	18.33	6.82	55,215	1.21		(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16		(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13		(0.40)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12		(0.44)	43
03/31/17	22.51	(0.07)	4.00	3.93	—	(2.54)	(2.54)	23.90	18.52	39,088	1.12		(0.29)	38
09/30/17@	23.90	(0.02)	3.13	3.11	—	—	—	27.01	13.01	38,480	1.12	#	(0.18)#	28

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Growth Portfolio## Class 1
03/31/13	$11.04	$0.09	$0.98	$1.07	$(0.06)	$(0.39)	$(0.45)	$11.66	10.06%	$39,935	0.89%		0.90%		31%
03/31/14	11.66	0.06	2.55	2.61	(0.08)	(0.47)	(0.55)	13.72	22.60	158,516	0.85		0.47		69
03/31/15	13.72	0.08	2.07	2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84		0.57		43
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83		0.53		46
03/31/17	12.45	0.07	1.63	1.70	(0.06)	(0.40)	(0.46)	13.69	13.96	475,135	0.82		0.58		47
09/30/17@	13.69	0.04	1.23	1.27	—	—	—	14.96	9.28	468,555	0.81	#	0.61	#	16
Large Cap Growth Portfolio## Class 2
03/31/13	10.89	0.07	0.97	1.04	(0.04)	(0.39)	(0.43)	11.50	9.90	41,043	1.04		0.66		31
03/31/14	11.50	0.04	2.51	2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01		0.32		69
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98		0.41		43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98		0.37		46
03/31/17	12.23	0.05	1.60	1.65	(0.04)	(0.40)	(0.44)	13.44	13.79	33,597	0.97		0.40		47
09/30/17@	13.44	0.03	1.20	1.23	—	—	—	14.67	9.15	34,323	0.96	#	0.46	#	16
Large Cap Growth Portfolio## Class 3
03/31/13	10.82	0.06	0.96	1.02	(0.03)	(0.39)	(0.42)	11.42	9.76	210,063	1.14		0.57		31
03/31/14	11.42	0.03	2.50	2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11		0.22		69
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08		0.31		43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08		0.28		46
03/31/17	12.11	0.03	1.60	1.63	(0.03)	(0.40)	(0.43)	13.31	13.73	18,151	1.06		0.18		47
09/30/17@	13.31	0.03	1.19	1.22	—	—	—	14.53	9.17	18,186	1.06	#	0.36	#	16

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Large Cap Growth Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio## Class 1
03/31/13	$12.00	$0.20	$1.60	$1.80	$(0.17)	$—	$(0.17)	$13.63	15.18%	$117,872	0.88%		1.70%	31%
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	(0.15)	16.10	19.27	392,153	0.82		1.87	31
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79		1.55	27
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78		1.87	62
03/31/17	15.37	0.29	2.46	2.75	(0.28)	(0.54)	(0.82)	17.30	18.05	979,942	0.78		1.78	43
09/30/17@	17.30	0.18	0.61	0.79	—	—	—	18.09	4.57	862,475	0.77	#	1.98 #	13
Large Cap Value Portfolio## Class 2
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	(0.15)	13.62	15.09	39,393	1.03		1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98		1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94		1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93		1.69	62
03/31/17	15.36	0.27	2.45	2.72	(0.25)	(0.54)	(0.79)	17.29	17.90	29,795	0.93		1.61	43
09/30/17@	17.29	0.16	0.61	0.77	—	—	—	18.06	4.45	29,226	0.92	#	1.83 #	13
Large Cap Value Portfolio## Class 3
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	(0.14)	13.59	14.84	261,514	1.13		1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08		1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04		1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03		1.56	62
03/31/17	15.35	0.25	2.46	2.71	(0.24)	(0.54)	(0.78)	17.28	17.80	16,087	1.02		1.28	43
09/30/17@	17.28	0.15	0.61	0.76	—	—	—	18.04	4.40	15,651	1.02	#	1.73 #	13
Mid Cap Growth Portfolio## Class 1
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	(0.48)	14.16	11.66	30,299	1.07		0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99		(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94		(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94		(0.08)	47
03/31/17	15.64	(0.01)	2.33	2.32	—	(0.87)	(0.87)	17.09	15.14	166,759	0.94		(0.04)	47
09/30/17@	17.09	0.01	1.81	1.82	—	—	—	18.91	10.65	180,252	0.94	#	0.13 #	25
Mid Cap Growth Portfolio## Class 2
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	(0.48)	13.80	11.55	28,219	1.24		(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15		(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09		(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09		(0.23)	47
03/31/17	15.10	(0.03)	2.23	2.20	—	(0.87)	(0.87)	16.43	14.89	22,024	1.09		(0.20)	47
09/30/17@	16.43	(0.00)	1.74	1.74	—	—	—	18.17	10.59	22,698	1.09	#	(0.03)#	25
Mid Cap Growth Portfolio## Class 3
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	(0.48)	13.61	11.46	56,673	1.34		(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25		(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19		(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19		(0.30)	47
03/31/17	14.79	(0.06)	2.21	2.15	—	(0.87)	(0.87)	16.07	14.86	15,080	1.18		(0.35)	47
09/30/17@	16.07	(0.01)	1.70	1.69	—	—	—	17.76	10.52	15,362	1.19	#	(0.13)#	25

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Mid Cap Value Portfolio## Class 1
03/31/13	$14.35	$0.16	$2.39	$2.55	$(0.09)	$—	$(0.09)	$16.81	17.86%	$59,774	0.99%		1.13%		62%
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	(0.14)	20.20	21.05	164,147	0.93		0.98		68
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09	193,319	0.91		0.64		95
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)	233,605	0.91		1.05		67
03/31/17	15.82	0.17	2.61	2.78	(0.19)	(0.32)	(0.51)	18.09	17.65	238,924	0.91		1.02		84
09/30/17@	18.09	0.10	0.56	0.66	—	—	—	18.75	3.65	206,322	0.93	#	1.05	#	17
Mid Cap Value Portfolio## Class 2
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	(0.06)	16.78	17.77	35,708	1.14		0.89		62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86	36,743	1.08		0.72		68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93	34,526	1.06		0.45		95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)	27,278	1.06		0.84		67
03/31/17	15.78	0.15	2.60	2.75	(0.16)	(0.32)	(0.48)	18.05	17.52	27,352	1.06		0.86		84
09/30/17@	18.05	0.08	0.56	0.64	—	—	—	18.69	3.55	26,760	1.08	#	0.92	#	17
Mid Cap Value Portfolio## Class 3
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	(0.06)	16.74	17.61	163,073	1.24		0.80		62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71	133,694	1.18		0.60		68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83	114,177	1.16		0.34		95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)	51,112	1.15		0.65		67
03/31/17	15.75	0.12	2.60	2.72	(0.14)	(0.32)	(0.46)	18.01	17.35	18,771	1.16		0.65		84
09/30/17@	18.01	0.07	0.56	0.63	—	—	—	18.64	3.50	17,667	1.18	#	0.81	#	17
Small Cap Portfolio## Class 1
03/31/13	10.18	0.02	1.01	1.03	—	—	—	11.21	10.12	27,441	1.05		0.24		115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78	95,264	0.99		0.37		41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78	147,337	0.94		0.46		40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)	243,707	0.93		0.32		65
03/31/17	11.94	0.03	2.34	2.37	(0.03)	(0.20)	(0.23)	14.08	19.77	266,149	0.91		0.27		33
09/30/17@	14.08	0.01	0.97	0.98	—	—	—	15.06	6.96	253,146	0.91	#(2)	0.15	#(2)	17
Small Cap Portfolio## Class 2
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	10.99	10.01	25,992	1.20		(0.02)		115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57	27,478	1.15		0.14		41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65	23,823	1.09		0.25		40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)	18,131	1.08		0.13		65
03/31/17	11.66	0.01	2.29	2.30	(0.01)	(0.20)	(0.21)	13.75	19.65	18,708	1.06		0.11		33
09/30/17@	13.75	(0.00)	0.95	0.95	—	—	—	14.70	6.91	18,483	1.06	#(2)	(0.00	)#(2)	17
Small Cap Portfolio## Class 3
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	10.86	9.92	93,909	1.30		(0.10)		115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41	96,671	1.25		0.04		41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60	85,401	1.19		0.15		40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)	51,317	1.17		0.01		65
03/31/17	11.50	(0.01)	2.26	2.25	—	(0.20)	(0.20)	13.55	19.51	12,528	1.16		(0.09)		33
09/30/17@	13.55	(0.01)	0.94	0.93	—	—	—	14.48	6.86	12,596	1.16	#(2)	(0.10	)#(2)	17

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
Mid Cap Value Class 1	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%
Mid Cap Value Class 2	0.00	0.00	0.00	0.01	0.00	0.00
Mid Cap Value Class 3	0.00	0.00	0.00	0.01	0.01	0.00
Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

09/30/17#@
Small Cap Portfolio Class 1	0.00%
Small Cap Portfolio Class 2	0.00
Small Cap Portfolio Class 3	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio## Class 1
03/31/13	$7.44	$0.08	$0.56	$0.64	$(0.11)	$—	$(0.11)	$7.97	8.76%	$105,553	1.10	%(1)	1.21	%(1)	50%
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28
03/31/17	7.83	0.14	0.68	0.82	(0.15)	—	(0.15)	8.50	10.65	630,997	0.93	(1)(2)	1.82	(1)(2)	50
09/30/17@	8.50	0.11	1.03	1.14	—	—	—	9.64	13.41 (3)	613,099	0.95	#(1)(2)	2.44	#(1)(2)	11
International Equity Portfolio## Class 2
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
03/31/17	7.84	0.15	0.66	0.81	(0.14)	—	(0.14)	8.51	10.46	20,693	1.08	(1)(2)	1.84	(1)(2)	50
09/30/17@	8.51	0.11	1.03	1.14	—	—	—	9.65	13.40 (3)	22,710	1.10	#(1)(2)	2.29	#(1)(2)	11
International Equity Portfolio## Class 3
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
03/31/17	7.81	0.27	0.53	0.80	(0.13)	—	(0.13)	8.48	10.38	17,067	1.17	(1)(2)	2.85	(1)(2)	50
09/30/17@	8.48	0.10	1.03	1.13	—	—	—	9.61	13.33 (3)	17,788	1.20	#(1)(2)	2.22	#(1)(2)	11
Diversified Fixed Income Portfolio## Class 1
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
03/31/17	11.74	0.25	(0.10)	0.15	(0.14)	(0.09)	(0.23)	11.66	1.37	1,128,112	0.67		2.15		40
09/30/17@	11.66	0.13	0.17	0.30	—	—	—	11.96	2.57	1,053,686	0.67	#	2.22	#	32
Diversified Fixed Income Portfolio## Class 2
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
03/31/17	11.73	0.24	(0.10)	0.14	(0.13)	(0.09)	(0.22)	11.65	1.22	28,136	0.82		2.01		40
09/30/17@	11.65	0.12	0.17	0.29	—	—	—	11.94	2.49	25,928	0.82	#	2.07	#	32
Diversified Fixed Income Portfolio## Class 3
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
03/31/17	11.66	0.29	(0.17)	0.12	(0.11)	(0.09)	(0.20)	11.58	1.13	16,843	0.92		1.92		40
09/30/17@	11.58	0.12	0.16	0.28	—	—	—	11.86	2.42	16,199	0.92	#	1.97	#	32

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
International Equity Portfolio Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.01	0.01	0.01	0.00	0.00	0.00
International Equity Portfolio Class 3	0.01	0.01	0.01	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/15	03/31/16	03/31/17	09/30/17#@
International Equity Portfolio Class 1	0.01%	0.04%	0.04%	0.04%
International Equity Portfolio Class 2	0.01	0.04	0.04	0.04
International Equity Portfolio Class 3	0.01	0.04	0.04	0.04

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio## Class 1
03/31/13	$10.25	$(0.02)	$0.36	$0.34	$(0.28)	$—	$(0.28)	$10.31	3.28%	$71,823	0.68%		(0.25)%		89%
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)		39
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)		128
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09		32
03/31/17	9.55	0.08	0.11	0.19	—	—	—	9.74	1.99	275,808	0.62	(1)	0.86	(1)	53
09/30/17@	9.74	0.04	0.04	0.08	—	—	—	9.82	0.82	309,650	0.58	#(1)	0.78	#(1)	11
Real Return Portfolio## Class 3
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32
03/31/17	9.50	0.07	0.09	0.16	—	—	—	9.66	1.68	418,436	0.87	(1)	0.75	(1)	53
09/30/17@	9.66	0.03	0.04	0.07	—	—	—	9.73	0.72	423,475	0.83	#(1)	0.55	#(1)	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  ##  See Note 1

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/17	09/30/17#@
Real Return Portfolio Class 1	0.02%	0.05%
Real Return Portfolio Class 3	0.02	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Columbia Focused Growth Portfolio Class 1
03/31/13	$10.00	$0.01	$0.31	$0.32	$—	$(0.05)	$(0.05)	$10.27	3.19%	$44,125	1.11%		0.13%		157%
03/31/14	10.27	(0.03)	2.53	2.50	—	(0.90)	(0.90)	11.87	24.53	69,895	1.08		(0.31)		88
03/31/15	11.87	(0.04)	1.29	1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07		(0.36)		90
03/31/16	10.75	(0.04)	(1.10)	(1.14)	—	(1.00)	(1.00)	8.61	(11.42)	143,792	0.85	(2)	(0.42	)(2)	140
03/31/17	8.61	(0.04)	1.51	1.47	—	(1.28)	(1.28)	8.80	18.94	85,649	0.76	(2)	(0.40	)(2)	34
09/30/17@	8.80	(0.00)	1.05	1.05	—	—	—	9.85	11.93	77,529	0.76	#(2)	(0.10	)#(2)	13
SA Columbia Focused Growth Portfolio Class 2
03/31/13	9.81	(0.00)	0.30	0.30	—	(0.05)	(0.05)	10.06	3.05	37,000	1.27		(0.05)		157
03/31/14	10.06	(0.05)	2.49	2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23		(0.46)		88
03/31/15	11.60	(0.06)	1.26	1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22		(0.52)		90
03/31/16	10.43	(0.06)	(1.06)	(1.12)	—	(1.00)	(1.00)	8.31	(11.59)	25,493	1.02	(2)	(0.59	)(2)	140
03/31/17	8.31	(0.05)	1.45	1.40	—	(1.28)	(1.28)	8.43	18.79	25,367	0.91	(2)	(0.53	)(2)	34
09/30/17@	8.43	(0.01)	1.00	0.99	—	—	—	9.42	11.74	27,121	0.91	#(2)	(0.26	)#(2)	13
SA Columbia Focused Growth Portfolio Class 3
03/31/13	9.71	(0.01)	0.30	0.29	—	(0.05)	(0.05)	9.95	2.98	82,957	1.37		(0.14)		157
03/31/14	9.95	(0.06)	2.45	2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33		(0.56)		88
03/31/15	11.44	(0.07)	1.24	1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32		(0.62)		90
03/31/16	10.24	(0.06)	(1.04)	(1.10)	—	(1.00)	(1.00)	8.14	(11.61)	36,225	1.11	(2)	(0.69	)(2)	140
03/31/17	8.14	(0.06)	1.42	1.36	—	(1.28)	(1.28)	8.22	18.68	20,722	1.01	(2)	(0.66	)(2)	34
09/30/17@	8.22	(0.02)	0.98	0.96	—	—	—	9.18	11.68	21,710	1.01	#(2)	(0.36	)#(2)	13

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
SA Columbia Focused Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.01%	0.01%	0.01%
SA Columbia Focused Growth Portfolio Class 2	0.01	0.00	0.00	0.01	0.01	0.01
SA Columbia Focused Growth Portfolio Class 3	0.01	0.00	0.00	0.01	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17	09/30/17#@
SA Columbia Focused Growth Portfolio Class 1	0.22%	0.31%	0.31%
SA Columbia Focused Growth Portfolio Class 2	0.20	0.31	0.31
SA Columbia Focused Growth Portfolio Class 3	0.21	0.31	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
03/31/13	$12.06	$0.16	$1.29	$1.45	$(0.05)	$—	$(0.05)	$13.46	12.05%	$54,263	1.15%		1.40%		56%
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	(0.11)	16.45	23.06	177,811	1.05	(2)	1.05	(2)	73
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00	(2)	1.14	(2)	28
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81	(2)	1.45	(2)	110
03/31/17	16.81	0.25	3.75	4.00	(0.24)	(1.74)	(1.98)	18.83	24.12	333,901	0.71	(2)	1.35	(2)	13
09/30/17@	18.83	0.17	1.37	1.54	—	—	—	20.37	8.18	290,102	0.71	#(2)	1.71	#(2)	2
SA Columbia Focused Value Portfolio Class 2
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21	(2)	0.90	(2)	73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	(2)	0.97	(2)	28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97	(2)	1.28	(2)	110
03/31/17	16.79	0.22	3.74	3.96	(0.21)	(1.74)	(1.95)	18.80	23.92	14,687	0.86	(2)	1.20	(2)	13
09/30/17@	18.80	0.15	1.38	1.53	—	—	—	20.33	8.14	14,556	0.86	#(2)	1.55	#(2)	2
SA Columbia Focused Value Portfolio Class 3
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31	(2)	0.80	(2)	73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	(2)	0.86	(2)	28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07	(2)	1.19	(2)	110
03/31/17	16.76	0.22	3.72	3.94	(0.20)	(1.74)	(1.94)	18.76	23.81	11,368	0.96	(2)	1.11	(2)	13
09/30/17@	18.76	0.14	1.37	1.51	—	—	—	20.27	8.05	11,302	0.96	#(2)	1.45	#(2)	2

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/13	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
SA Columbia Focused Value Portfolio Class 1	0.01%	0.01%	0.00%	0.01%	0.00%	0.00%
SA Columbia Focused Value Portfolio Class 2	0.01	0.01	0.00	0.01	0.00	0.00
SA Columbia Focused Value Portfolio Class 3	0.01	0.01	0.00	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/14	03/31/15	03/31/16	03/31/17	09/30/17#@
SA Columbia Focused Value Portfolio Class 1	0.03%	0.05%	0.23%	0.31%	0.32%
SA Columbia Focused Value Portfolio Class 2	0.02	0.05	0.22	0.31	0.32
SA Columbia Focused Value Portfolio Class 3	0.02	0.05	0.22	0.31	0.32

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio† Class 1
09/26/16##- 03/31/17	$12.61	$0.10	$0.69	$0.79	$—	$—	$—	$13.40	6.26%	$106	0.18	%#(2)	1.53	%#(2)	34%
09/30/17@	13.40	(0.01)	0.99	0.98	—	—	—	14.38	7.31	114	0.15	#(2)	(0.15	)#(2)	57
Allocation Growth Portfolio† Class 3
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	(0.08)	10.82	10.45	119,359	0.18		0.65		7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
03/31/17	12.49	0.15	1.28	1.43	(0.23)	(0.31)	(0.54)	13.38	11.67	93,250	0.34	(2)	1.13	(2)	34
09/30/17@	13.38	(0.03)	1.00	0.97	—	—	—	14.35	7.25	106,987	0.40	#(2)	(0.40	)#(2)	57
Allocation Moderate Growth Portfolio† Class 1
09/26/16##- 03/31/17	10.70	0.09	0.45	0.54	—	—	—	11.24	5.05	105	0.13	#(2)	1.61	#(2)	25
09/30/17@	11.24	(0.01)	0.73	0.72	—	—	—	11.96	6.41	112	0.11	#(2)	(0.11	)#(2)	44
Allocation Moderate Growth Portfolio† Class 3
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	(0.12)	11.80	9.26	695,486	0.13		0.97		5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
03/31/17	12.00	0.14	0.97	1.11	(0.22)	(1.67)	(1.89)	11.22	10.01	516,004	0.29	(2)	1.24	(2)	25
09/30/17@	11.22	(0.02)	0.73	0.71	—	—	—	11.93	6.33	522,995	0.36	#(2)	(0.36	)#(2)	44
Allocation Moderate Portfolio† Class 1
09/26/16##- 03/31/17	10.67	0.09	0.36	0.45	—	—	—	11.12	4.22	104	0.13	#(2)	1.64	#(2)	26
09/30/17@	11.12	(0.01)	0.64	0.63	—	—	—	11.75	5.67	110	0.12	#(2)	(0.12	)#(2)	46
Allocation Moderate Portfolio† Class 3
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	(0.12)	11.67	8.54	397,818	0.14		1.10		7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
03/31/17	11.57	0.14	0.83	0.97	(0.21)	(1.23)	(1.44)	11.10	8.97	324,003	0.29	(2)	1.23	(2)	26
09/30/17@	11.10	(0.02)	0.64	0.62	—	—	—	11.72	5.59	323,542	0.37	#(2)	(0.37	)#(2)	46
Allocation Balanced Portfolio† Class 1
09/26/16##- 03/31/17	10.41	0.09	0.21	0.30	—	—	—	10.71	2.88	103	0.13	#(2)	1.72	#(2)	22
09/30/17@	10.71	(0.01)	0.51	0.50	—	—	—	11.21	4.67	108	0.12	#(2)	(0.12	)#(2)	43
Allocation Balanced Portfolio† Class 3
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	(0.12)	11.98	7.91	330,689	0.14		1.27		10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13		0.83		14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28
03/31/17	11.20	0.13	0.63	0.76	(0.21)	(1.06)	(1.27)	10.69	7.14	240,817	0.30	(2)	1.21	(2)	22
09/30/17@	10.69	(0.02)	0.52	0.50	—	—	—	11.19	4.68	239,339	0.37	#(2)	(0.37	)#(2)	43

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized.

  ##  Commencement of operations.

  †  See Note 1

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	03/31/17		09/30/17#@
Allocation Growth Portfolio Class 1	N/A	0.01	%#	0.01%
Allocation Growth Portfolio Class 3	0.01%	0.01		0.01
Allocation Moderate Growth Portfolio Class 1	N/A	0.01	#	0.01
Allocation Moderate Growth Portfolio Class 3	0.01	0.01		0.01
Allocation Moderate Portfolio Class 1	N/A	0.01	#	0.01
Allocation Moderate Portfolio Class 3	0.01	0.01		0.01
Allocation Balanced Portfolio Class 1	N/A	0.01	#	0.01
Allocation Balanced Portfolio Class 3	0.01	0.01		0.01

See Notes to Financial Statements

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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PRESORTED STD
U.S. POSTAGE PAID
MERRILL
CORPORATION
ZIP CODE 10105

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906SAR.14 (11/17)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 7, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: December 7, 2017